UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253
                                                      ---------

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
                     ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691
                                                    ------------

Date of fiscal year end:          July 31, 2007
                                  -------------

Date of reporting period:         January 31, 2007
                                  ----------------


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                               [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS
--------------------------------------------------------------------------------
                                JANUARY 31, 2007
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]              Semi-Annual Report

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                  WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                  Wells Fargo Advantage Endeavor Large Cap Fund(SM) Wells Fargo Advantage Endeavor Select Fund(SM)
                  Wells Fargo Advantage Equity Index Fund
                  Wells Fargo Advantage Large Company Core Fund
                  Wells Fargo Advantage U.S. Value Fund

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders .....................................................   1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Endeavor Large Cap Fund .................................................   2
   Endeavor Select Fund ....................................................   4
   Equity Index Fund .......................................................   6
   Large Company Core Fund .................................................   8
   U.S. Value Fund .........................................................  10
Fund Expenses (Unaudited) ..................................................  12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Endeavor Large Cap Fund .................................................  14
   Endeavor Select Fund ....................................................  18
   Equity Index Fund .......................................................  22
   Large Company Core Fund .................................................  36
   U.S. Value Fund .........................................................  40
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ....................................  46
   Statements of Operations ................................................  48
   Statements of Changes in Net Assets .....................................  50
   Financial Highlights ....................................................  56
   Notes to Financial Highlights ...........................................  62
Notes to Financial Statements ..............................................  63
--------------------------------------------------------------------------------
Other Information (Unaudited) ..............................................  71
--------------------------------------------------------------------------------
List of Abbreviations ......................................................  74
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am excited about the different ways we have today of providing shareholders with timely and relevant Fund information. In particular, our Web site, WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, includes daily prices and performance, Fund holdings, and tools for comparing one Fund to another, along with information about retirement plans and educational savings plans. You can even sign up to manage your investment accounts online and register to receive your statements and regulatory documents such as prospectuses and shareholder reports through eDocuments at the same Web site.

      In this semi-annual report for the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS, which covers the six-month period that ended January 31, 2007, you may notice that the Performance Highlights, Fund Characteristics, Growth of $10,000, and the charts showing the sector distributions for the Large Cap Stock Funds have been arranged to provide you with a snapshot review of each Fund. Our goal is to provide you with Fund information that is easy to comprehend so that you can make investment decisions complementary to your financial plan and, when applicable, in collaboration with your financial professional.

      My hope is that you will find this newly formatted semi-annual report useful and informative. We will continue to provide you with a general economic overview for the six-month period along with information about the large-cap stock market in particular.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The U.S. economy performed very well during the six-month period that ended January 31, 2007. Growth in real Gross Domestic Product averaged close to 2.75%, the unemployment rate fell from 5% to 4.6%, and inflation remained relatively low for most of the period. This was solid performance for a period in which oil prices fluctuated, geopolitical tensions remained intense, and the housing market continued to struggle. The Fed decided to leave the Federal funds rate at 5.25% throughout the period, which helped to keep mortgage lending rates at historical lows. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

LARGE-CAP VALUE STOCKS OUTPACED LARGE-CAP GROWTH STOCKS
--------------------------------------------------------------------------------

      Large cap stocks, represented by the S&P 500 Index, produced positive returns for the period. The market's strong rally during the second half of 2006 more than compensated for any sluggishness seen in the first half of 2006. This was especially true for large-cap value stocks, which continued to outpace large-cap growth stocks. Large-cap growth stocks did try to edge ahead during the third quarter of 2006, but they fell behind large-cap value stocks during the fourth quarter of 2006. For the month of January 2007, large-cap growth stocks inched ahead of large-cap value stocks again, but overall large-cap value stocks outpaced large-cap growth stocks for the period.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The business cycle for stocks is in an advanced stage as we begin 2007, but that does not mean that it must turn downward in the year ahead. In general, we see a healthy market environment for stocks with moderate inflation, real income growth, and continued earnings growth for businesses. While the economy has been weakened by inventory corrections in the housing and automobile industries, we also see positive signs in good job markets, solid income growth, and historically low mortgage interest rates.

      Nevertheless, even with the most optimistic outlook, it is important to maintain a portfolio that is diversified and that includes an asset allocation plan that meets your individual needs, goals, and tolerance for risk. While diversification and asset allocation may not prevent losses in a downturn, it may help reduce them and help keep you on track for creating your financial plan.

      To that end, we offer Funds across most major asset classes that are guided by skillful money managers, our subadvisers, who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking dedicated subadvisers who share our commitment for pursuing consistent, long-term results offers our investors the firm footing they need to withstand changing market conditions and adjustments in their own financial requirements.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to being part of your financial plan. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND(SM) (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Michael Harris, CFA                     09/28/2001
   Thomas J. Pence, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                  Including Sales Charge                      Excluding Sales Charge             Gross      Net
                        -----------------------------------------   -----------------------------------------   Expense   Expense
                        6-Months*  1-Year   5-Year   Life of Fund   6-Months*  1-Year   5-Year   Life of Fund    Ratio     Ratio
---------------------------------------------------------------------------------------------------------------------------------
Class A                    7.19    (1.54)    4.56        5.35         13.71     4.49     5.81        6.52        1.60%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
Class B                    8.29    (1.30)    4.79        5.69         13.29     3.70     5.12        5.83        2.36%     2.00%
---------------------------------------------------------------------------------------------------------------------------------
Class C                   12.41     2.80     5.12        5.83         13.41     3.80     5.12        5.83        2.36%     2.00%
---------------------------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------------------------
   Russell 1000(R) Growth Index 2                                     15.12     9.95     3.58        5.77
---------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Endeavor Large Cap Fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable.

2 The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                  1.13
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                 21.91x
--------------------------------------------------------------------------------
Price to Book Ratio                                                     3.54x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                              $ 26.88
--------------------------------------------------------------------------------
Portfolio Turnover***                                                     59%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary       (10%)
Consumer Staples              (8%)
Energy                        (9%)
Financials                    (7%)
Health Care                  (18%)
Industrials                  (13%)
Information Technology       (27%)
Materials                     (2%)
Telecommunication Services    (6%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Google Incorporated Class A                                               3.93%
--------------------------------------------------------------------------------
WellPoint Incorporated                                                    3.47%
--------------------------------------------------------------------------------
CVS Corporation                                                           3.42%
--------------------------------------------------------------------------------
Adobe Systems Incorporated                                                3.38%
--------------------------------------------------------------------------------
Johnson & Johnson                                                         3.26%
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                 2.95%
--------------------------------------------------------------------------------
Transocean Incorporated                                                   2.89%
--------------------------------------------------------------------------------
Comcast Corporation Class A                                               2.74%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                  2.60%
--------------------------------------------------------------------------------
Marriott International Incorporated Class A                               2.60%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

            WELLS FARGO ADVANTAGE ENDEAVOR
                LARGE CAP FUND - Class A    Russell 1000(R) Growth Index
 9/28/2001             $  9,425                      $ 10,000
 9/30/2001             $  9,425                      $ 10,000
10/31/2001             $  9,727                      $ 10,525
11/30/2001             $ 10,358                      $ 11,536
12/31/2001             $ 10,222                      $ 11,514
 1/31/2002             $  9,961                      $ 11,311
 2/28/2002             $  9,218                      $ 10,841
 3/31/2002             $  9,710                      $ 11,216
 4/30/2002             $  9,092                      $ 10,301
 5/31/2002             $  8,967                      $ 10,052
 6/30/2002             $  8,330                      $  9,122
 7/31/2002             $  7,519                      $  8,620
 8/31/2002             $  7,509                      $  8,646
 9/30/2002             $  7,133                      $  7,749
10/31/2002             $  7,558                      $  8,460
11/30/2002             $  7,818                      $  8,920
12/31/2002             $  7,287                      $  8,303
 1/31/2003             $  7,094                      $  8,102
 2/28/2003             $  7,104                      $  8,065
 3/31/2003             $  7,239                      $  8,215
 4/30/2003             $  7,770                      $  8,822
 5/31/2003             $  8,224                      $  9,263
 6/30/2003             $  8,310                      $  9,390
 7/31/2003             $  8,716                      $  9,624
 8/31/2003             $  9,063                      $  9,863
 9/30/2003             $  8,909                      $  9,758
10/31/2003             $  9,420                      $ 10,306
11/30/2003             $  9,401                      $ 10,414
12/31/2003             $  9,729                      $ 10,774
 1/31/2004             $ 10,125                      $ 10,994
 2/29/2004             $ 10,212                      $ 11,064
 3/31/2004             $ 10,029                      $ 10,858
 4/30/2004             $  9,556                      $ 10,732
 5/31/2004             $  9,990                      $ 10,932
 6/30/2004             $ 10,270                      $ 11,069
 7/31/2004             $  9,768                      $ 10,443
 8/31/2004             $  9,575                      $ 10,391
 9/30/2004             $ 10,125                      $ 10,490
10/31/2004             $ 10,376                      $ 10,654
11/30/2004             $ 10,897                      $ 11,020
12/31/2004             $ 11,225                      $ 11,452
 1/31/2005             $ 10,762                      $ 11,070
 2/28/2005             $ 10,801                      $ 11,188
 3/31/2005             $ 10,714                      $ 10,984
 4/30/2005             $ 10,463                      $ 10,775
 5/31/2005             $ 11,158                      $ 11,297
 6/30/2005             $ 11,322                      $ 11,255
 7/31/2005             $ 11,833                      $ 11,805
 8/31/2005             $ 11,766                      $ 11,653
 9/30/2005             $ 11,988                      $ 11,707
10/31/2005             $ 11,689                      $ 11,593
11/30/2005             $ 12,229                      $ 12,093
12/31/2005             $ 12,255                      $ 12,055
 1/31/2006             $ 12,642                      $ 12,267
 2/28/2006             $ 12,380                      $ 12,248
 3/31/2006             $ 12,483                      $ 12,429
 4/30/2006             $ 12,574                      $ 12,412
 5/31/2006             $ 11,914                      $ 11,991
 6/30/2006             $ 11,891                      $ 11,944
 7/31/2006             $ 11,617                      $ 11,716
 8/31/2006             $ 11,822                      $ 12,082
 9/30/2006             $ 12,198                      $ 12,414
10/31/2006             $ 12,563                      $ 12,850
11/30/2006             $ 12,882                      $ 13,105
12/31/2006             $ 12,825                      $ 13,150
 1/31/2007             $ 13,210                      $ 13,488

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND Class A shares for the life of the Fund with the Russell 1000(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM) (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Michael Harris, CFA                     12/29/2000
   Thomas J. Pence, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                Including Sales Charge                       Excluding Sales Charge              Gross      Net
                      ------------------------------------------   ------------------------------------------   Expense   Expense
                      6-Months*   1-Year   5-Year   Life of Fund   6-Months*   1-Year   5-Year   Life of Fund    Ratio     Ratio
---------------------------------------------------------------------------------------------------------------------------------
Class A                  5.55     (1.87)    7.71        1.43          11.98      4.08    8.99        2.42         1.40%    1.25%
---------------------------------------------------------------------------------------------------------------------------------
Class B                  6.53     (1.79)    7.85        1.65          11.53      3.21    8.14        1.65         2.15%    2.00%
---------------------------------------------------------------------------------------------------------------------------------
Class C                 10.54      2.22     8.12        1.63          11.54      3.22    8.12        1.63         2.15%    2.00%
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class                                                   12.17      4.27    9.08        2.48         1.22%    1.00%
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                   12.24      4.56    9.16        2.55         0.95%    0.80%
---------------------------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------------------------
   Russell 1000(R) Growth Index 2                                     15.12      9.95    3.58       (1.15)
---------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK, NON-DIVERSIFICATION RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007.Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Select Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

2 The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                  1.19
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                 23.28x
--------------------------------------------------------------------------------
Price to Book Ratio                                                     3.70x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                              $ 30.61
--------------------------------------------------------------------------------
Portfolio Turnover***                                                     49%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary      (9%)
Consumer Staples            (8%)
Energy                      (8%)
Financials                  (6%)
Health Care                (20%)
Industrials                (11%)
Information Technology     (29%)
Materials                   (2%)
Telecommunication
Services                    (7%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Google Incorporated Class A                                               5.34%
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                 5.15%
--------------------------------------------------------------------------------
CVS Corporation                                                           4.53%
--------------------------------------------------------------------------------
WellPoint Incorporated                                                    4.51%
--------------------------------------------------------------------------------
Johnson & Johnson                                                         4.37%
--------------------------------------------------------------------------------
Adobe Systems Incorporated                                                4.06%
--------------------------------------------------------------------------------
Marriott International Incorporated Class A                               3.89%
--------------------------------------------------------------------------------
Transocean Incorporated                                                   3.62%
--------------------------------------------------------------------------------
Comcast Corporation Class A                                               3.05%
--------------------------------------------------------------------------------
General Dynamics Corporation                                              3.00%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO         WELL FARGO
               ADVANTAGE      ADVANTAGE ENDEAVOR
            ENDEAVOR SELECT     SELECT FUND -     Russell 1000(R) Growth
             FUND - Class A  Administrator Class         Index

12/29/2000      $  9,425           $ 10,000              $ 10,000
12/31/2000      $  9,425           $ 10,000              $ 10,000
 1/31/2001      $ 10,104           $ 10,720              $ 10,691
 2/28/2001      $  8,445           $  8,960              $  8,876
 3/31/2001      $  7,549           $  8,010              $  7,910
 4/30/2001      $  8,228           $  8,730              $  8,910
 5/31/2001      $  8,341           $  8,850              $  8,779
 6/30/2001      $  8,454           $  8,970              $  8,576
 7/31/2001      $  8,002           $  8,490              $  8,362
 8/31/2001      $  7,418           $  7,870              $  7,678
 9/30/2001      $  6,635           $  7,040              $  6,911
10/31/2001      $  6,975           $  7,400              $  7,274
11/30/2001      $  7,493           $  7,950              $  7,973
12/31/2001      $  7,531           $  7,990              $  7,958
 1/31/2002      $  7,088           $  7,520              $  7,817
 2/28/2002      $  6,607           $  7,010              $  7,493
 3/31/2002      $  7,191           $  7,630              $  7,752
 4/30/2002      $  6,777           $  7,190              $  7,119
 5/31/2002      $  6,654           $  7,060              $  6,947
 6/30/2002      $  6,277           $  6,660              $  6,304
 7/31/2002      $  5,740           $  6,090              $  5,958
 8/31/2002      $  5,787           $  6,140              $  5,976
 9/30/2002      $  5,683           $  6,030              $  5,356
10/31/2002      $  6,070           $  6,440              $  5,847
11/30/2002      $  6,202           $  6,580              $  6,165
12/31/2002      $  5,760           $  6,111              $  5,739
 1/31/2003      $  5,599           $  5,941              $  5,599
 2/28/2003      $  5,580           $  5,921              $  5,574
 3/31/2003      $  5,694           $  6,041              $  5,678
 4/30/2003      $  6,005           $  6,371              $  6,097
 5/31/2003      $  6,354           $  6,742              $  6,402
 6/30/2003      $  6,458           $  6,852              $  6,490
 7/31/2003      $  6,864           $  7,283              $  6,651
 8/31/2003      $  7,223           $  7,664              $  6,817
 9/30/2003      $  7,091           $  7,524              $  6,744
10/31/2003      $  7,629           $  8,095              $  7,123
11/30/2003      $  7,639           $  8,105              $  7,197
12/31/2003      $  7,894           $  8,375              $  7,446
 1/31/2004      $  8,318           $  8,826              $  7,598
 2/29/2004      $  8,337           $  8,846              $  7,646
 3/31/2004      $  8,252           $  8,756              $  7,504
 4/30/2004      $  7,875           $  8,355              $  7,417
 5/31/2004      $  8,300           $  8,806              $  7,555
 6/30/2004      $  8,639           $  9,166              $  7,650
 7/31/2004      $  8,016           $  8,505              $  7,217
 8/31/2004      $  7,790           $  8,265              $  7,182
 9/30/2004      $  8,271           $  8,776              $  7,250
10/31/2004      $  8,507           $  9,026              $  7,363
11/30/2004      $  8,970           $  9,517              $  7,616
12/31/2004      $  9,220           $  9,782              $  7,915
 1/31/2005      $  8,908           $  9,451              $  7,651
 2/28/2005      $  8,888           $  9,430              $  7,733
 3/31/2005      $  8,849           $  9,389              $  7,592
 4/30/2005      $  8,571           $  9,094              $  7,447
 5/31/2005      $  9,210           $  9,772              $  7,807
 6/30/2005      $  9,303           $  9,881              $  7,779
 7/31/2005      $  9,757           $ 10,363              $  8,159
 8/31/2005      $  9,777           $ 10,385              $  8,054
 9/30/2005      $ 10,015           $ 10,626              $  8,091
10/31/2005      $  9,664           $ 10,264              $  8,012
11/30/2005      $ 10,108           $ 10,735              $  8,358
12/31/2005      $ 10,162           $ 10,803              $  8,332
 1/31/2006      $ 10,474           $ 11,135              $  8,478
 2/28/2006      $ 10,224           $ 10,870              $  8,465
 3/31/2006      $ 10,349           $ 11,002              $  8,590
 4/30/2006      $ 10,391           $ 11,058              $  8,578
 5/31/2006      $  9,881           $ 10,505              $  8,287
 6/30/2006      $  9,922           $ 10,560              $  8,255
 7/31/2006      $  9,735           $ 10,351              $  8,098
 8/31/2006      $  9,870           $ 10,505              $  8,350
 9/30/2006      $ 10,151           $ 10,815              $  8,580
10/31/2006      $ 10,370           $ 11,046              $  8,881
11/30/2006      $ 10,609           $ 11,301              $  9,057
12/31/2006      $ 10,558           $ 11,246              $  9,088
 1/31/2007      $ 10,901           $ 11,610              $  9,322

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND Class A and Administrator Class shares for the life of the Fund with the Russell 1000(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EQUITY INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE EQUITY INDEX FUND (the Fund) seeks to replicate the total return of the S&P 500 Index 2, before fees and expenses.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   Gregory T. Genung, CFA                  01/25/1984

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                             Including Sales Charge                  Excluding Sales Charge           Gross      Net
                     -------------------------------------   -------------------------------------   Expense   Expense
                     6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year    Ratio     Ratio
----------------------------------------------------------------------------------------------------------------------
Class A                 6.89      7.29     4.90      6.56      13.41      13.83    6.15      7.19     0.77%     0.62%
----------------------------------------------------------------------------------------------------------------------
Class B                 7.97      7.97     5.03      6.40      12.97      12.97    5.36      6.40     1.52%     1.37%
----------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                             13.73      14.50    6.82      7.93
----------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007.Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to the inception of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                      1.00
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    16.69x
--------------------------------------------------------------------------------
Price to Book Ratio                                                        2.79x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                  $ 13.42
--------------------------------------------------------------------------------
Portfolio Turnover***                                                         2%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE S&P 500 INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary      (11%)
Consumer Staples             (9%)
Energy                      (10%)
Financials                  (22%)
Health Care                 (12%)
Industrials                 (11%)
Information Technology      (15%)
Materials                    (3%)
Telecommunication Services   (4%)
Utilities                    (3%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    3.34%
--------------------------------------------------------------------------------
General Electric Company                                                   2.87%
--------------------------------------------------------------------------------
Citigroup Incorporated                                                     2.10%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      2.07%
--------------------------------------------------------------------------------
Bank of America Corporation                                                1.83%
--------------------------------------------------------------------------------
AT&T Incorporated                                                          1.82%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                   1.59%
--------------------------------------------------------------------------------
Johnson & Johnson                                                          1.50%
--------------------------------------------------------------------------------
Pfitzer Incorporated                                                       1.46%
--------------------------------------------------------------------------------
Altria Group Incorporated                                                  1.42%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE EQUITY
                        INDEX FUND - Class A               S&P 500 Index
  1/31/1997                    $ 9,425                        $10,000
  2/28/1997                    $ 9,491                        $10,079
  3/31/1997                    $ 9,096                        $ 9,665
  4/30/1997                    $ 9,630                        $10,242
  5/31/1997                    $10,206                        $10,865
  6/30/1997                    $10,659                        $11,351
  7/31/1997                    $11,486                        $12,254
  8/31/1997                    $10,837                        $11,568
  9/30/1997                    $11,419                        $12,201
 10/31/1997                    $11,031                        $11,794
 11/30/1997                    $11,528                        $12,340
 12/31/1997                    $11,717                        $12,551
  1/31/1998                    $11,840                        $12,690
  2/28/1998                    $12,685                        $13,605
  3/31/1998                    $13,325                        $14,301
  4/30/1998                    $13,452                        $14,445
  5/31/1998                    $13,211                        $14,197
  6/30/1998                    $13,747                        $14,773
  7/31/1998                    $13,593                        $14,616
  8/31/1998                    $11,625                        $12,505
  9/30/1998                    $12,363                        $13,306
 10/31/1998                    $13,349                        $14,388
 11/30/1998                    $14,151                        $15,259
 12/31/1998                    $14,959                        $16,138
  1/31/1999                    $15,572                        $16,813
  2/28/1999                    $15,081                        $16,290
  3/31/1999                    $15,673                        $16,942
  4/30/1999                    $16,271                        $17,598
  5/31/1999                    $15,877                        $17,183
  6/30/1999                    $16,744                        $18,136
  7/31/1999                    $16,215                        $17,570
  8/31/1999                    $16,127                        $17,483
  9/30/1999                    $15,678                        $17,005
 10/31/1999                    $16,663                        $18,080
 11/30/1999                    $16,984                        $18,448
 12/31/1999                    $17,968                        $19,533
  1/31/2000                    $17,055                        $18,552
  2/29/2000                    $16,724                        $18,201
  3/31/2000                    $18,337                        $19,981
  4/30/2000                    $17,774                        $19,380
  5/31/2000                    $17,399                        $18,983
  6/30/2000                    $17,814                        $19,451
  7/31/2000                    $17,541                        $19,148
  8/31/2000                    $18,617                        $20,336
  9/30/2000                    $17,626                        $19,263
 10/31/2000                    $17,541                        $19,181
 11/30/2000                    $16,150                        $17,670
 12/31/2000                    $16,223                        $17,757
  1/31/2001                    $16,788                        $18,386
  2/28/2001                    $15,264                        $16,711
  3/31/2001                    $14,289                        $15,653
  4/30/2001                    $15,395                        $16,868
  5/31/2001                    $15,490                        $16,981
  6/30/2001                    $15,103                        $16,568
  7/31/2001                    $14,946                        $16,405
  8/31/2001                    $14,002                        $15,379
  9/30/2001                    $12,862                        $14,137
 10/31/2001                    $13,102                        $14,407
 11/30/2001                    $14,099                        $15,512
 12/31/2001                    $14,215                        $15,648
  1/31/2002                    $13,999                        $15,420
  2/28/2002                    $13,724                        $15,122
  3/31/2002                    $14,231                        $15,691
  4/30/2002                    $13,359                        $14,740
  5/31/2002                    $13,255                        $14,632
  6/30/2002                    $12,300                        $13,590
  7/31/2002                    $11,342                        $12,531
  8/31/2002                    $11,408                        $12,613
  9/30/2002                    $10,163                        $11,243
 10/31/2002                    $11,054                        $12,232
 11/30/2002                    $11,694                        $12,951
 12/31/2002                    $11,003                        $12,191
  1/31/2003                    $10,710                        $11,872
  2/28/2003                    $10,544                        $11,694
  3/31/2003                    $10,640                        $11,806
  4/30/2003                    $11,511                        $12,779
  5/31/2003                    $12,109                        $13,452
  6/30/2003                    $12,258                        $13,624
  7/31/2003                    $12,467                        $13,864
  8/31/2003                    $12,701                        $14,134
  9/30/2003                    $12,560                        $13,984
 10/31/2003                    $13,262                        $14,775
 11/30/2003                    $13,372                        $14,905
 12/31/2003                    $14,063                        $15,686
  1/31/2004                    $14,315                        $15,974
  2/29/2004                    $14,505                        $16,196
  3/31/2004                    $14,280                        $15,951
  4/30/2004                    $14,048                        $15,701
  5/31/2004                    $14,233                        $15,916
  6/30/2004                    $14,502                        $16,226
  7/31/2004                    $14,013                        $15,689
  8/31/2004                    $14,063                        $15,752
  9/30/2004                    $14,209                        $15,922
 10/31/2004                    $14,417                        $16,165
 11/30/2004                    $14,991                        $16,819
 12/31/2004                    $15,492                        $17,391
  1/31/2005                    $15,107                        $16,967
  2/28/2005                    $15,418                        $17,324
  3/31/2005                    $15,134                        $17,018
  4/30/2005                    $14,839                        $16,695
  5/31/2005                    $15,304                        $17,226
  6/30/2005                    $15,316                        $17,251
  7/31/2005                    $15,880                        $17,892
  8/31/2005                    $15,726                        $17,729
  9/30/2005                    $15,843                        $17,873
 10/31/2005                    $15,575                        $17,575
 11/30/2005                    $16,160                        $18,239
 12/31/2005                    $16,155                        $18,246
  1/31/2006                    $16,577                        $18,730
  2/28/2006                    $16,614                        $18,780
  3/31/2006                    $16,808                        $19,014
  4/30/2006                    $17,030                        $19,269
  5/31/2006                    $16,529                        $18,715
  6/30/2006                    $16,543                        $18,740
  7/31/2006                    $16,638                        $18,856
  8/31/2006                    $17,026                        $19,304
  9/30/2006                    $17,455                        $19,801
 10/31/2006                    $18,016                        $20,446
 11/30/2006                    $18,349                        $20,834
 12/31/2006                    $18,597                        $21,126
  1/31/2007                    $18,869                        $21,445

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE EQUITY INDEX FUND Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER                      FUND INCEPTION
   David A. Katz, CFA                     11/03/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                Including Sales Charge                       Excluding Sales Charge              Gross      Net
                      ------------------------------------------   ------------------------------------------   Expense   Expense
                      6-Months*   1-Year   5-Year   Life of Fund   6-Months*   1-Year   5-Year   Life of Fund    Ratio     Ratio
---------------------------------------------------------------------------------------------------------------------------------
Class A                 13.04      8.35     4.80        5.26         19.89     14.99     6.04        5.94        1.51%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
Class B                 14.32      9.14     4.85        5.10         19.32     14.14     5.17        5.10        2.26%     2.00%
---------------------------------------------------------------------------------------------------------------------------------
Class C                 18.34     13.15     5.16        4.98         19.34     14.15     5.16        4.98        2.26%     2.00%
---------------------------------------------------------------------------------------------------------------------------------
Class Z                                                              19.66     14.76     5.96        5.90        1.69%     1.42%
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class                                                  19.86     15.14     6.48        6.18        1.34%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 2                                                    13.73     14.50     6.82        6.38
---------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007.Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Large Company Core Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares of the predecessor fund, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares of the predecessor fund and includes expenses that are not applicable to and are higher than those of the Class Z shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                     1.19
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    16.90x
--------------------------------------------------------------------------------
Price to Book Ratio                                                        2.39x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                 $ 84.91
--------------------------------------------------------------------------------
Portfolio Turnover***                                                        12%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE S&P 500 INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary      (15%)
Consumer Staples             (4%)
Energy                       (8%)
Financials                  (19%)
Health Care                 (20%)
Industrials                 (11%)
Information Technology      (23%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
MedImmune Incorporated                                                     4.85%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      4.36%
--------------------------------------------------------------------------------
Dollar General Corporation                                                 4.34%
--------------------------------------------------------------------------------
Citigroup Incorporated                                                     4.09%
--------------------------------------------------------------------------------
Wal-Mart Stores Incorporated                                               4.08%
--------------------------------------------------------------------------------
Time Warner Incorporated                                                   4.06%
--------------------------------------------------------------------------------
General Electric Company                                                   4.01%
--------------------------------------------------------------------------------
Tyco International Limited                                                 3.83%
--------------------------------------------------------------------------------
First Data Corporation                                                     3.82%
--------------------------------------------------------------------------------
American International Group Incorporated                                  3.77%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

            WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE LARGE
                LARGE COMPANY          COMPANY CORE FUND -
             CORE FUND - Class A       Administrator Class       S&P 500 Index
 11/3/1997         $ 9,425                   $10,000                $10,000
11/30/1997         $ 9,482                   $10,060                $10,191
12/31/1997         $ 9,707                   $10,299                $10,366
 1/31/1998         $ 9,802                   $10,400                $10,480
 2/28/1998         $10,445                   $11,082                $11,236
 3/31/1998         $10,807                   $11,466                $11,811
 4/30/1998         $10,769                   $11,426                $11,930
 5/31/1998         $10,532                   $11,175                $11,725
 6/30/1998         $10,543                   $11,186                $12,201
 7/31/1998         $10,191                   $10,813                $12,071
 8/31/1998         $ 8,916                   $ 9,460                $10,328
 9/30/1998         $ 9,274                   $ 9,839                $10,989
10/31/1998         $ 9,971                   $10,579                $11,882
11/30/1998         $10,582                   $11,228                $12,602
12/31/1998         $10,860                   $11,523                $13,328
 1/31/1999         $11,205                   $11,888                $13,885
 2/28/1999         $10,832                   $11,492                $13,454
 3/31/1999         $11,127                   $11,806                $13,992
 4/30/1999         $11,579                   $12,286                $14,534
 5/31/1999         $11,271                   $11,959                $14,191
 6/30/1999         $11,868                   $12,592                $14,978
 7/31/1999         $11,627                   $12,337                $14,511
 8/31/1999         $11,570                   $12,275                $14,439
 9/30/1999         $11,303                   $11,992                $14,044
10/31/1999         $12,093                   $12,831                $14,932
11/30/1999         $12,489                   $13,251                $15,236
12/31/1999         $13,558                   $14,385                $16,132
 1/31/2000         $13,726                   $14,564                $15,322
 2/29/2000         $14,172                   $15,036                $15,032
 3/31/2000         $14,697                   $15,593                $16,502
 4/30/2000         $14,160                   $15,024                $16,005
 5/31/2000         $13,793                   $14,634                $15,678
 6/30/2000         $14,408                   $15,287                $16,065
 7/31/2000         $13,861                   $14,706                $15,814
 8/31/2000         $15,344                   $16,280                $16,795
 9/30/2000         $14,635                   $15,528                $15,909
10/31/2000         $14,076                   $14,935                $15,841
11/30/2000         $12,640                   $13,411                $14,593
12/31/2000         $13,359                   $14,174                $14,665
 1/31/2001         $13,859                   $14,704                $15,185
 2/28/2001         $12,738                   $13,515                $13,801
 3/31/2001         $12,006                   $12,738                $12,927
 4/30/2001         $12,793                   $13,574                $13,931
 5/31/2001         $12,938                   $13,727                $14,025
 6/30/2001         $12,289                   $13,038                $13,683
 7/31/2001         $12,155                   $12,897                $13,549
 8/31/2001         $11,555                   $12,260                $12,701
 9/30/2001         $10,773                   $11,430                $11,676
10/31/2001         $11,063                   $11,738                $11,899
11/30/2001         $11,588                   $12,295                $12,811
12/31/2001         $11,927                   $12,654                $12,923
 1/31/2002         $11,984                   $12,715                $12,735
 2/28/2002         $11,996                   $12,727                $12,489
 3/31/2002         $12,452                   $13,212                $12,959
 4/30/2002         $12,048                   $12,783                $12,174
 5/31/2002         $11,805                   $12,525                $12,084
 6/30/2002         $10,811                   $11,470                $11,224
 7/31/2002         $10,290                   $10,918                $10,349
 8/31/2002         $10,336                   $10,967                $10,417
 9/30/2002         $ 9,537                   $10,119                $ 9,286
10/31/2002         $10,313                   $10,970                $10,102
11/30/2002         $10,707                   $11,401                $10,696
12/31/2002         $10,205                   $10,867                $10,068
 1/31/2003         $ 9,892                   $10,558                $ 9,805
 2/28/2003         $ 9,764                   $10,422                $ 9,658
 3/31/2003         $ 9,922                   $10,593                $ 9,750
 4/30/2003         $10,652                   $11,372                $10,554
 5/31/2003         $11,093                   $11,843                $11,109
 6/30/2003         $11,200                   $11,976                $11,251
 7/31/2003         $11,513                   $12,310                $11,450
 8/31/2003         $11,652                   $12,471                $11,673
 9/30/2003         $11,490                   $12,298                $11,549
10/31/2003         $12,127                   $12,991                $12,202
11/30/2003         $12,162                   $13,028                $12,309
12/31/2003         $12,545                   $13,437                $12,954
 1/31/2004         $12,684                   $13,599                $13,192
 2/29/2004         $12,916                   $13,846                $13,376
 3/31/2004         $12,752                   $13,684                $13,174
 4/30/2004         $12,564                   $13,482                $12,967
 5/31/2004         $12,717                   $13,659                $13,145
 6/30/2004         $12,894                   $13,848                $13,400
 7/31/2004         $12,351                   $13,281                $12,957
 8/31/2004         $12,139                   $13,054                $13,009
 9/30/2004         $12,764                   $13,734                $13,150
10/31/2004         $12,741                   $13,709                $13,351
11/30/2004         $13,602                   $14,641                $13,891
12/31/2004         $13,886                   $14,959                $14,363
 1/31/2005         $13,481                   $14,526                $14,013
 2/28/2005         $13,734                   $14,810                $14,308
 3/31/2005         $13,393                   $14,446                $14,055
 4/30/2005         $13,111                   $14,136                $13,788
 5/31/2005         $13,420                   $14,481                $14,227
 6/30/2005         $13,170                   $14,214                $14,247
 7/31/2005         $13,670                   $14,747                $14,777
 8/31/2005         $13,303                   $14,355                $14,642
 9/30/2005         $13,273                   $14,324                $14,761
10/31/2005         $13,067                   $14,104                $14,515
11/30/2005         $13,596                   $14,700                $15,063
12/31/2005         $13,655                   $14,760                $15,069
 1/31/2006         $13,971                   $15,114                $15,469
 2/28/2006         $13,941                   $15,065                $15,510
 3/31/2006         $13,926                   $15,049                $15,703
 4/30/2006         $14,121                   $15,275                $15,914
 5/31/2006         $13,685                   $14,808                $15,457
 6/30/2006         $13,400                   $14,502                $15,477
 7/31/2006         $13,400                   $14,518                $15,573
 8/31/2006         $13,791                   $14,921                $15,942
 9/30/2006         $14,482                   $15,693                $16,353
10/31/2006         $15,203                   $16,466                $16,886
11/30/2006         $15,488                   $16,788                $17,206
12/31/2006         $15,896                   $17,218                $17,448
 1/31/2007         $16,065                   $17,402                $17,711

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND Class A and Administrator Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE U.S. VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE U.S. VALUE FUND (the Fund) seeks total return with an emphasis on long-term capital appreciation.

INVESTMENT ADVISER                         SUBADVISER
   Wells Fargo Funds Management, LLC          Wells Fargo Funds Management, LLC

PORTFOLIO MANAGER                          FUND INCEPTION
   Robert J. Costomiris, CFA                  12/29/1995

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                     Including Sales Charge              Excluding Sales Charge         Gross     Net
                               ----------------------------------  ----------------------------------  Expense  Expense
                               6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year   Ratio    Ratio
-----------------------------------------------------------------------------------------------------------------------
Class A                           6.11      9.41   7.50     7.97     12.57     16.11   8.78     8.61    1.37%    1.25%
-----------------------------------------------------------------------------------------------------------------------
Class B                           7.08     10.21   7.64     8.03     12.08     15.21   7.94     8.03    2.12%    2.00%
-----------------------------------------------------------------------------------------------------------------------
Class C                          11.14     14.27   7.92     7.86     12.14     15.27   7.92     7.86    2.12%    2.00%
-----------------------------------------------------------------------------------------------------------------------
Class Z                                                              12.51     16.06   8.61     8.72    1.55%    1.32%
-----------------------------------------------------------------------------------------------------------------------
Administrator Class                                                  12.67     16.44   9.18     9.02    1.23%    0.96%
-----------------------------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------------------------
   Russell 1000(R) Value Index 2                                     13.43     19.18  11.32    10.61
-----------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007.Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor U.S. Value Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Class A shares reflects the performance of the Class Z shares of the predecessor fund and includes expenses that are not applicable to and are higher than those of the Class A shares. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to April 11, 2005 for the Class Z shares reflects the performance of the Class Z shares of the predecessor fund. Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class Z shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

2 Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                     0.89
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    16.93x
--------------------------------------------------------------------------------
Price to Book Ratio                                                        2.37x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                 $ 24.31
--------------------------------------------------------------------------------
Portfolio Turnover***                                                         8%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) VALUE INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary            (15%)
Consumer Staples                  (18%)
Energy                             (9%)
Financials                        (12%)
Health Care                        (7%)
Industrials                       (12%)
Information Technology            (12%)
Materials                          (7%)
Telecommunication Services         (8%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
AT&T Incorporated                                                          7.12%
--------------------------------------------------------------------------------
General Electric Company                                                   7.01%
--------------------------------------------------------------------------------
Time Warner Incorporated                                                   6.08%
--------------------------------------------------------------------------------
International Business Machines Corporation                                4.96%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    4.69%
--------------------------------------------------------------------------------
The Coca-Cola Company                                                      4.55%
--------------------------------------------------------------------------------
Kraft Foods Incorporated Class A                                           4.31%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                     3.86%
--------------------------------------------------------------------------------
Tyco International Limited                                                 3.72%
--------------------------------------------------------------------------------
The Hershey Company                                                        3.57%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE U.S.   WELLS FARGO ADVANTAGE U.S.
                  VALUE FUND - Class A         VALUE FUND - Class Z      Russell 1000(R) Value Index
 1/31/1997               $ 9,422                      $10,000                      $10,000
 2/28/1997               $ 9,562                      $10,151                      $10,147
 3/31/1997               $ 9,208                      $ 9,779                      $ 9,782
 4/30/1997               $ 9,670                      $10,272                      $10,193
 5/31/1997               $10,159                      $10,795                      $10,762
 6/30/1997               $10,630                      $11,298                      $11,224
 7/31/1997               $11,512                      $12,240                      $12,069
 8/31/1997               $10,945                      $11,640                      $11,639
 9/30/1997               $11,616                      $12,357                      $12,342
10/31/1997               $11,333                      $12,060                      $11,997
11/30/1997               $11,537                      $12,281                      $12,528
12/31/1997               $11,800                      $12,565                      $12,893
 1/31/1998               $11,744                      $12,509                      $12,711
 2/28/1998               $12,467                      $13,282                      $13,567
 3/31/1998               $13,094                      $13,955                      $14,396
 4/30/1998               $13,210                      $14,083                      $14,493
 5/31/1998               $13,026                      $13,891                      $14,278
 6/30/1998               $13,534                      $14,436                      $14,461
 7/31/1998               $13,492                      $14,396                      $14,206
 8/31/1998               $11,488                      $12,262                      $12,092
 9/30/1998               $12,025                      $12,839                      $12,786
10/31/1998               $12,891                      $13,768                      $13,776
11/30/1998               $13,569                      $14,496                      $14,418
12/31/1998               $14,421                      $15,410                      $14,908
 1/31/1999               $14,604                      $15,611                      $15,028
 2/28/1999               $14,457                      $15,459                      $14,815
 3/31/1999               $14,798                      $15,827                      $15,122
 4/30/1999               $15,228                      $16,292                      $16,534
 5/31/1999               $14,781                      $15,819                      $16,353
 6/30/1999               $15,511                      $16,605                      $16,827
 7/31/1999               $15,034                      $16,100                      $16,335
 8/31/1999               $14,550                      $15,586                      $15,729
 9/30/1999               $14,355                      $15,382                      $15,179
10/31/1999               $15,423                      $16,531                      $16,053
11/30/1999               $15,576                      $16,700                      $15,927
12/31/1999               $16,531                      $17,729                      $16,004
 1/31/2000               $15,791                      $16,940                      $15,482
 2/29/2000               $15,511                      $16,645                      $14,332
 3/31/2000               $16,884                      $18,123                      $16,080
 4/30/2000               $16,389                      $17,598                      $15,893
 5/31/2000               $16,162                      $17,359                      $16,061
 6/30/2000               $16,202                      $17,407                      $15,327
 7/31/2000               $16,036                      $17,235                      $15,519
 8/31/2000               $16,927                      $18,197                      $16,382
 9/30/2000               $16,551                      $17,799                      $16,532
10/31/2000               $16,554                      $17,807                      $16,938
11/30/2000               $15,646                      $16,836                      $16,309
12/31/2000               $16,186                      $17,421                      $17,127
 1/31/2001               $16,216                      $17,454                      $17,192
 2/28/2001               $15,259                      $16,434                      $16,714
 3/31/2001               $14,658                      $15,788                      $16,124
 4/30/2001               $15,576                      $16,776                      $16,914
 5/31/2001               $15,772                      $16,995                      $17,294
 6/30/2001               $15,191                      $16,397                      $16,911
 7/31/2001               $14,987                      $16,186                      $16,875
 8/31/2001               $14,235                      $15,383                      $16,199
 9/30/2001               $13,333                      $14,410                      $15,059
10/31/2001               $13,207                      $14,291                      $14,929
11/30/2001               $13,976                      $15,129                      $15,797
12/31/2001               $14,216                      $15,380                      $16,169
 1/31/2002               $14,128                      $15,268                      $16,045
 2/28/2002               $14,017                      $15,139                      $16,070
 3/31/2002               $14,770                      $15,946                      $16,831
 4/30/2002               $14,089                      $15,203                      $16,253
 5/31/2002               $14,080                      $15,184                      $16,335
 6/30/2002               $13,390                      $14,432                      $15,397
 7/31/2002               $12,209                      $13,159                      $13,966
 8/31/2002               $12,295                      $13,243                      $14,071
 9/30/2002               $10,989                      $11,822                      $12,507
10/31/2002               $11,839                      $12,732                      $13,433
11/30/2002               $12,534                      $13,484                      $14,280
12/31/2002               $11,893                      $12,787                      $13,659
 1/31/2003               $11,518                      $12,387                      $13,329
 2/28/2003               $11,170                      $12,005                      $12,973
 3/31/2003               $11,212                      $12,040                      $12,995
 4/30/2003               $12,241                      $13,149                      $14,139
 5/31/2003               $13,009                      $13,969                      $15,051
 6/30/2003               $13,277                      $14,258                      $15,240
 7/31/2003               $13,557                      $14,547                      $15,466
 8/31/2003               $13,872                      $14,883                      $15,707
 9/30/2003               $13,737                      $14,741                      $15,554
10/31/2003               $14,360                      $15,414                      $16,506
11/30/2003               $14,605                      $15,666                      $16,730
12/31/2003               $15,517                      $16,653                      $17,761
 1/31/2004               $15,772                      $16,934                      $18,074
 2/29/2004               $16,115                      $17,300                      $18,461
 3/31/2004               $15,939                      $17,113                      $18,299
 4/30/2004               $15,789                      $16,954                      $17,852
 5/31/2004               $15,825                      $16,991                      $18,034
 6/30/2004               $16,220                      $17,414                      $18,460
 7/31/2004               $15,893                      $17,065                      $18,200
 8/31/2004               $16,140                      $17,329                      $18,459
 9/30/2004               $16,356                      $17,558                      $18,745
10/31/2004               $16,516                      $17,737                      $19,057
11/30/2004               $17,188                      $18,455                      $20,020
12/31/2004               $17,703                      $19,002                      $20,691
 1/31/2005               $17,435                      $18,727                      $20,323
 2/28/2005               $17,970                      $19,297                      $20,997
 3/31/2005               $17,616                      $18,910                      $20,709
 4/30/2005               $17,210                      $18,476                      $20,338
 5/31/2005               $17,628                      $18,922                      $20,828
 6/30/2005               $17,560                      $18,849                      $21,056
 7/31/2005               $18,124                      $19,461                      $21,665
 8/31/2005               $17,978                      $19,284                      $21,571
 9/30/2005               $18,080                      $19,398                      $21,873
10/31/2005               $17,534                      $18,808                      $21,318
11/30/2005               $17,992                      $19,295                      $22,015
12/31/2005               $18,023                      $19,336                      $22,150
 1/31/2006               $18,535                      $19,879                      $23,010
 2/28/2006               $18,512                      $19,855                      $23,151
 3/31/2006               $18,725                      $20,080                      $23,465
 4/30/2006               $19,116                      $20,494                      $24,061
 5/31/2006               $18,904                      $20,269                      $23,453
 6/30/2006               $18,850                      $20,221                      $23,603
 7/31/2006               $19,118                      $20,506                      $24,177
 8/31/2006               $19,689                      $21,111                      $24,581
 9/30/2006               $20,102                      $21,547                      $25,071
10/31/2006               $20,664                      $22,154                      $25,892
11/30/2006               $21,079                      $22,595                      $26,483
12/31/2006               $21,440                      $22,985                      $27,078
 1/31/2007               $21,521                      $23,071                      $27,424

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE U.S. VALUE FUND Class A and Class Z shares for the most recent ten years with the Russell 1000(R) Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS            FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning      Ending
                                                 Account       Account      Expenses
                                                  Value         Value      Paid During     Net Annual
                                                08/01/2006   01/31/2007   the Period(1)  Expense Ratio
Endeavor Large Cap Fund
-------------------------------------------------------------------------------------------------------
Endeavor Large Cap Fund - Class A
Actual                                          $ 1,000.00   $ 1,137.10      $  6.70         1.25%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,018.80      $  6.33         1.25%
-------------------------------------------------------------------------------------------------------
Endeavor Large Cap Fund - Class B
Actual                                          $ 1,000.00   $ 1,132.90      $ 10.69         2.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,015.04      $ 10.10         2.00%
-------------------------------------------------------------------------------------------------------
Endeavor Large Cap Fund - Class C
Actual                                          $ 1,000.00   $ 1,134.10      $ 10.70         2.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,015.04      $ 10.10         2.00%
Endeavor Select Fund
-------------------------------------------------------------------------------------------------------
Endeavor Select Fund - Class A
Actual                                          $ 1,000.00   $ 1,119.80      $  6.64         1.25%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,018.80      $  6.33         1.25%
-------------------------------------------------------------------------------------------------------
Endeavor Select Fund - Class B
Actual                                          $ 1,000.00   $ 1,115.30      $ 10.61         2.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,015.04      $ 10.10         2.00%
-------------------------------------------------------------------------------------------------------
Endeavor Select Fund - Class C
Actual                                          $ 1,000.00   $ 1,115.40      $ 10.61         2.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,015.04      $ 10.10         2.00%
-------------------------------------------------------------------------------------------------------
Endeavor Select Fund - Administrator Class
Actual                                          $ 1,000.00   $ 1,121.70      $  5.32         1.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,020.05      $  5.06         1.00%

FUND EXPENSES (UNAUDITED)            WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                Beginning      Ending
                                                 Account       Account      Expenses
                                                  Value         Value      Paid During     Net Annual
                                                08/01/2006   01/31/2007   the Period(1)  Expense Ratio
Endeavor Select Fund (continued)
-------------------------------------------------------------------------------------------------------
Endeavor Select Fund - Institutional Class
Actual                                          $ 1,000.00   $ 1,122.40      $  4.26         0.80%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,021.06      $  4.05         0.80%
Equity Index Fund
-------------------------------------------------------------------------------------------------------
Equity Index Fund - Class A
Actual                                          $ 1,000.00   $ 1,134.10      $  3.32         0.62%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,021.96      $  3.14         0.62%
-------------------------------------------------------------------------------------------------------
Equity Index Fund - Class B
Actual                                          $ 1,000.00   $ 1,129.70      $  7.31         1.37%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,018.20      $  6.93         1.37%
Large Company Core Fund
-------------------------------------------------------------------------------------------------------
Large Company Core Fund - Class A
Actual                                          $ 1,000.00   $ 1,198.90      $  6.89         1.25%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,018.80      $  6.33         1.25%
-------------------------------------------------------------------------------------------------------
Large Company Core Fund - Class B
Actual                                          $ 1,000.00   $ 1,193.20      $ 11.00         2.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,015.04      $ 10.10         2.00%
-------------------------------------------------------------------------------------------------------
Large Company Core Fund - Class C
Actual                                          $ 1,000.00   $ 1,193.40      $ 11.00         2.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,015.04      $ 10.10         2.00%
-------------------------------------------------------------------------------------------------------
Large Company Core Fund - Class Z
Actual                                          $ 1,000.00   $ 1,196.60      $  7.82         1.42%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,017.95      $  7.18         1.42%
-------------------------------------------------------------------------------------------------------
Large Company Core Fund - Administrator Class
Actual                                          $ 1,000.00   $ 1,198.60      $  5.24         0.95%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,020.31      $  4.81         0.95%
U.S. Value Fund
-------------------------------------------------------------------------------------------------------
U.S. Value Fund - Class A
Actual                                          $ 1,000.00   $ 1,125.70      $  6.66         1.25%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,018.80      $  6.33         1.25%
-------------------------------------------------------------------------------------------------------
U.S. Value Fund - Class B
Actual                                          $ 1,000.00   $ 1,120.80      $ 10.63         2.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,015.04      $ 10.10         2.00%
-------------------------------------------------------------------------------------------------------
U.S. Value Fund - Class C
Actual                                          $ 1,000.00   $ 1,121.40      $ 10.64         2.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,015.04      $ 10.10         2.00%
-------------------------------------------------------------------------------------------------------
U.S. Value Fund - Class Z
Actual                                          $ 1,000.00   $ 1,125.10      $  7.03         1.32%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,018.45      $  6.68         1.32%
-------------------------------------------------------------------------------------------------------
U.S. Value Fund - Administrator Class
Actual                                          $ 1,000.00   $ 1,126.70      $  5.12         0.96%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000.00   $ 1,020.26      $  4.86         0.96%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the six month period).

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 99.31%

BIOPHARMACEUTICALS - 3.70%
       12,340   CELGENE CORPORATION+                                                                                $       662,411
       15,740   GILEAD SCIENCES INCORPORATED+                                                                             1,012,397

                                                                                                                          1,674,808
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.99%
       13,310   LOWE'S COMPANIES INCORPORATED                                                                               448,680
                                                                                                                    ---------------
BUSINESS SERVICES - 15.61%
       39,430   ADOBE SYSTEMS INCORPORATED+                                                                               1,532,644
       11,329   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         966,250
       28,010   eBAY INCORPORATED+                                                                                          907,244
        3,549   GOOGLE INCORPORATED CLASS A+                                                                              1,779,114
       20,010   MICROSOFT CORPORATION                                                                                       617,509
       17,250   ROBERT HALF INTERNATIONAL INCORPORATED                                                                      702,075
       19,860   YAHOO! INCORPORATED+                                                                                        562,237

                                                                                                                          7,067,073
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 7.31%
       12,560   ABBOTT LABORATORIES                                                                                         665,680
        7,080   AMGEN INCORPORATED+                                                                                         498,220
       22,090   JOHNSON & JOHNSON                                                                                         1,475,612
       10,360   PROCTER & GAMBLE COMPANY                                                                                    672,053

                                                                                                                          3,311,565
                                                                                                                    ---------------
COMMUNICATIONS - 10.45%
       17,410   AMERICAN TOWER CORPORATION CLASS A+                                                                         693,440
       15,280   AT&T INCORPORATED                                                                                           574,986
       28,000   COMCAST CORPORATION CLASS A+<<                                                                            1,240,960
       18,110   NII HOLDINGS INCORPORATED+                                                                                1,336,518
       22,282   TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                         886,601

                                                                                                                          4,732,505
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 2.60%
       23,120   JPMORGAN CHASE & COMPANY                                                                                  1,177,502
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.11%
       35,350   WILLIAMS COMPANIES INCORPORATED                                                                             954,097
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.25%
       37,210   CISCO SYSTEMS INCORPORATED+                                                                                 989,414
        9,320   COOPER INDUSTRIES LIMITED CLASS A                                                                           851,755
       28,780   MARVELL TECHNOLOGY GROUP LIMITED+                                                                           526,386
       14,460   NETWORK APPLIANCE INCORPORATED+                                                                             543,696
        6,060   NVIDIA CORPORATION+                                                                                         185,739
       16,970   QUALCOMM INCORPORATED                                                                                       639,090

                                                                                                                          3,736,080
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.99%
       11,220   PAYCHEX INCORPORATED                                                                                        448,912
                                                                                                                    ---------------
FOOD STORES - 1.57%
       27,830   KROGER COMPANY                                                                                              712,448
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.68%
        9,340   JC PENNEY COMPANY INCORPORATED                                                                              758,782
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
HEALTH SERVICES - 3.58%
       14,820   CARDINAL HEALTH INCORPORATED                                                                        $     1,058,444
        9,480   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        561,311

                                                                                                                          1,619,755
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.60%
       24,450   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               1,177,023
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.81%
       11,690   APPLE INCORPORATED+                                                                                       1,002,184
        8,080   BAKER HUGHES INCORPORATED                                                                                   557,762
        4,740   DEERE & COMPANY                                                                                             475,327
       16,180   HEWLETT-PACKARD COMPANY                                                                                     700,270
        2,710   RESEARCH IN MOTION LIMITED+                                                                                 346,284

                                                                                                                          3,081,827
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.47%
       20,050   WELLPOINT INCORPORATED+                                                                                   1,571,519
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.99%
        9,330   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      446,441
                                                                                                                    ---------------
METAL MINING - 2.42%
       39,600   GOLDCORP INCORPORATED                                                                                     1,097,316
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 4.94%
       12,210   COSTCO WHOLESALE CORPORATION                                                                                685,958
       46,090   CVS CORPORATION                                                                                           1,550,929

                                                                                                                          2,236,887
                                                                                                                    ---------------
MOTION PICTURES - 1.85%
       35,960   NEWS CORPORATION CLASS A                                                                                    836,070
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.93%
        7,270   AMERICAN EXPRESS COMPANY                                                                                    423,259
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 5.46%
        8,730   CANADIAN NATURAL RESOURCES LIMITED                                                                          436,675
       24,500   CHESAPEAKE ENERGY CORPORATION                                                                               725,445
       16,940   TRANSOCEAN INCORPORATED+                                                                                  1,310,648

                                                                                                                          2,472,768
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 1.27%
        6,470   PRECISION CASTPARTS CORPORATION                                                                             575,118
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.42%
        2,040   GOLDMAN SACHS GROUP INCORPORATED                                                                            432,806
        8,040   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                       661,210

                                                                                                                          1,094,016
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 2.15%
       26,311   AMR CORPORATION+                                                                                            974,823
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 4.06%
        3,930   BOEING COMPANY                                                                                              351,971
       10,327   GENERAL DYNAMICS CORPORATION                                                                                807,055
        7,280   TEXTRON INCORPORATED                                                                                        678,278

                                                                                                                          1,837,304
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.10%
       26,840   HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                         499,759
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $39,813,904)                                                                                   44,966,337
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COLLATERAL FOR SECURITIES LENDING - 2.79%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.12%

          44,943   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              $     44,943
           7,626   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            7,626

                                                                                                                             52,569
                                                                                                                       ------------

PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.67%
$         14,389   ALPINE SECURITIZATION CORPORATION@                                      5.28%         02/01/2007          14,389
           4,180   AMERICAN GENERAL FINANCE CORPORATION@+/-                                5.37          02/15/2008           4,181
          13,932   AQUIFER FUNDING LIMITED                                                 5.29          02/05/2007          13,924
          20,899   ATLAS CAPITAL FUNDING CORPORATION                                       5.30          02/26/2007          20,822
          11,610   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN@+/-                        5.30          04/25/2007          11,611
          11,610   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1@+/-                       5.33          10/25/2007          11,610
          11,610   BANCO SANTANDER TOTTA LOAN@+/-                                          5.32          02/15/2008          11,611
          11,610   BANK OF AMERICA NA SERIES BKNT+/-                                       5.36          06/19/2007          11,613
           1,003   BRYANT PARK FUNDING                                                     5.28          02/15/2007           1,001
           1,045   CAIRN HIGH GRADE FUNDING I LLC                                          5.31          03/14/2007           1,039
           3,715   CAIRN HIGH GRADE FUNDING I LLC                                          5.31          03/15/2007           3,693
          42,085   CHARTA                                                                  5.31          03/20/2007          41,797
             527   CHEYNE FINANCE LLC                                                      5.31          04/18/2007             521
          10,681   CHEYNE FINANCE LLC                                                      5.32          03/16/2007          10,615
          11,610   CHEYNE FINANCE LLC SERIES MTN@+/-                                       5.33          07/16/2007          11,612
         150,138   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $150,160)                5.36          02/01/2007         150,138
          40,729   CORPORATE ASSET SECURITIZATION AUSTRALIA@                               5.31          02/26/2007          40,580
          25,641   CULLINAN FINANCE CORPORATION                                            5.28          02/01/2007          25,641
          23,221   CULLINAN FINANCE CORPORATION SERIES MTN2@+/-                            5.28          06/25/2007          23,221
          10,217   DEER VALLEY FUNDING LLC@                                                5.32          02/27/2007          10,178
           2,132   DEER VALLEY FUNDING LLC@                                                5.32          02/28/2007           2,124
          23,221   FIVE FINANCE INCORPORATED SERIES MTN@+/-                                5.37          06/13/2007          23,226
          26,357   GEORGE STREET FINANCE LLC@                                              5.30          02/26/2007          26,261
           6,664   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46          03/30/2007           6,665
             929   HARRIER FINANCE FUNDING LLC SERIES MTN@+/-                              5.42          05/15/2007             929
          16,709   HUDSON-THAMES LLC                                                       5.29          03/21/2007          16,592
             631   HUDSON-THAMES LLC@                                                      5.31          04/04/2007             625
           9,437   HUDSON-THAMES LLC@                                                      5.33          02/20/2007           9,411
             836   HUDSON-THAMES LLC@                                                      5.35          02/28/2007             833
          16,254   IBM CORPORATION SERIES MTN+/-                                           5.36          06/28/2007          16,260
          30,187   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39          09/17/2007          30,187
          11,610   INTESA BANK (IRELAND) PLC SERIES BKNT@+/-                               5.32          02/25/2008          11,611
         185,765   JPMCHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $185,793)                                               5.36          02/01/2007         185,765
          46,996   JUPITER SECURITIZATION CORPORATION                                      5.28          02/13/2007          46,914
           4,644   K2 (USA) LLC@+/-                                                        5.33          09/28/2007           4,644
           6,966   KAUPTHING BANK SERIES MTN@+/-                                           5.40          03/20/2007           6,965
          29,838   KLIO FUNDING CORPORATION@                                               5.28          02/16/2007          29,773
          18,736   LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.30          02/02/2007          18,733
          11,610   LIQUID FUNDING LIMITED@                                                 5.31          03/05/2007          11,556
           2,786   LIQUID FUNDING LIMITED SERIES MTN@+/-                                   5.29          02/20/2007           2,786
          11,610   LIQUID FUNDING LIMITED SERIES MTN@+/-                                   5.30          03/06/2007          11,611
           4,644   MBIA GLOBAL FUNDING LLC@+/-                                             5.32          02/20/2007           4,644

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         11,610   MORGAN STANLEY+/-                                                       5.30%         07/12/2007    $     11,610
          11,610   MORGAN STANLEY+/-                                                       5.38          08/07/2007          11,610
          11,610   MORGAN STANLEY+/-                                                       5.48          07/27/2007          11,619
           2,148   MORGAN STANLEY SERIES EXL+/-                                            5.38          02/15/2008           2,149
           1,858   NATIONAL CITY BANK+/-                                                   5.40          09/04/2007           1,858
           8,320   NATIONWIDE BUILDING SOCIETY@+/-                                         5.48          07/20/2007           8,326
           9,405   NORTH SEA FUNDING                                                       5.30          02/28/2007           9,368
          23,221   NORTHERN ROCK PLC@+/-SS.                                                5.32          03/05/2008          23,224
           6,832   PARAGON MORTGAGES PLC SERIES 12A@+/-                                    5.30          05/15/2007           6,832
          18,878   PICAROS FUNDING PLC                                                     5.29          02/27/2007          18,806
           9,288   PREMIUM ASSET TRUST@+/-                                                 5.48          12/21/2007           9,301
          11,610   PREMIUM ASSET TRUST SERIES 06-B@+/-                                     5.37          12/16/2007          11,610
           1,879   RACERS TRUST SERIES 2004-6-MM@+/-                                       5.34          07/20/2007           1,879
          13,932   REGENCY MARKETS #1                                                      5.28          02/01/2007          13,932
          16,351   REGENCY MARKETS #1                                                      5.29          02/28/2007          16,287
          11,146   SAINT GERMAIN FUNDING@                                                  5.30          03/02/2007          11,099
          23,221   SAINT GERMAIN FUNDING@                                                  5.32          03/01/2007          23,126
          52,896   SHEFFIELD RECEIVABLES CORPORATION@                                      5.28          02/12/2007          52,812
           9,288   SLM CORPORATION@+/-                                                     5.32          02/12/2008           9,290
             929   STANFIELD VICTORIA FUNDING@                                             5.32          04/16/2007             919
          14,397   TASMAN FUNDING INCORPORATED@                                            5.28          02/05/2007          14,388
          15,250   TIERRA ALTA FUNDING I LIMITED                                           5.31          03/14/2007          15,159
           2,685   TRAVELERS INSURANCE COMPANY+/-                                          5.39          02/09/2007           2,685
          11,610   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL@+/-                       5.33          06/15/2007          11,612
          11,610   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB@+/-                       5.33          03/09/2007          11,612
           1,207   VERSAILLES CDS LLC                                                      5.28          02/15/2007           1,205
           2,814   VERSAILLES CDS LLC                                                      5.31          03/22/2007           2,794
           7,988   ZELA FINANCE INCORPORATED@                                              5.33          03/12/2007           7,943

                                                                                                                          1,210,967
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,263,536)                                                                 1,263,536
                                                                                                                       ------------
SHARES
SHORT-TERM INVESTMENTS - 0.88%

         395,916   WELLS FARGO MONEY MARKET TRUST~++                                                                        395,916
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $395,916)                                                                                395,916
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $41,473,356)*                                              102.98%                                               $ 46,625,789

OTHER ASSETS AND LIABILITIES, NET                                 (2.98)                                                 (1,347,524)
                                                                 ------                                                ------------
TOTAL NET ASSETS                                                 100.00%                                               $ 45,278,265
                                                                 ======                                                ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $395,916.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.13%

BIOPHARMACEUTICALS - 2.65%
         446,800   GILEAD SCIENCES INCORPORATED+                                                                    $    28,738,176
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.99%
         318,100   LOWE'S COMPANIES INCORPORATED                                                                         10,723,151
                                                                                                                    ---------------
BUSINESS SERVICES - 17.01%
       1,103,400   ADOBE SYSTEMS INCORPORATED+<<                                                                         42,889,158
         284,295   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   24,247,521
         751,500   EBAY INCORPORATED+                                                                                    24,341,085
         112,482   GOOGLE INCORPORATED CLASS A+                                                                          56,387,227
         617,100   MICROSOFT CORPORATION                                                                                 19,043,706
         609,740   YAHOO! INCORPORATED+                                                                                  17,261,739

                                                                                                                        184,170,436
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 9.10%
         352,700   ABBOTT LABORATORIES                                                                                   18,693,100
         250,900   AMGEN INCORPORATED+                                                                                   17,655,833
         690,100   JOHNSON & JOHNSON                                                                                     46,098,680
         247,800   PROCTER & GAMBLE COMPANY                                                                              16,074,786

                                                                                                                         98,522,399
                                                                                                                    ---------------
COMMUNICATIONS - 11.70%
         475,800   AMERICAN TOWER CORPORATION CLASS A+                                                                   18,951,114
         727,000   COMCAST CORPORATION CLASS A+<<                                                                        32,220,640
         736,945   NII HOLDINGS INCORPORATED+                                                                            54,386,541
         529,214   TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                 21,057,425

                                                                                                                        126,615,720
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 2.30%
         489,800   JPMORGAN CHASE & COMPANY                                                                              24,945,514
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.74%
       1,097,100   WILLIAMS COMPANIES INCORPORATED                                                                       29,610,729
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.84%
         994,300   CISCO SYSTEMS INCORPORATED+                                                                           26,438,437
         219,500   COOPER INDUSTRIES LIMITED CLASS A                                                                     20,060,105
         964,300   MARVELL TECHNOLOGY GROUP LIMITED+                                                                     17,637,047
         550,700   QUALCOMM INCORPORATED                                                                                 20,739,362

                                                                                                                         84,874,951
                                                                                                                    ---------------
FOOD STORES - 1.56%
         661,500   KROGER COMPANY                                                                                        16,934,400
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.02%
         136,500   JC PENNEY COMPANY INCORPORATED                                                                        11,089,260
                                                                                                                    ---------------
HEALTH SERVICES - 4.45%
         387,500   CARDINAL HEALTH INCORPORATED                                                                          27,675,250
         346,800   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  20,534,028

                                                                                                                         48,209,278
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.79%
         852,600   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           41,044,164
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.48%
         337,000   APPLE INCORPORATED+                                                                                   28,891,010
         452,500   HEWLETT-PACKARD COMPANY                                                                               19,584,200

                                                                                                                         48,475,210
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS - 4.40%
        607,800    WELLPOINT INCORPORATED+                                                                          $    47,639,364
                                                                                                                    ---------------
METAL MINING - 2.40%
        937,700    GOLDCORP INCORPORATED                                                                                 25,983,667
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 4.42%
      1,421,000    CVS CORPORATION<<                                                                                     47,816,650
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.67%
        310,400    AMERICAN EXPRESS COMPANY                                                                              18,071,488
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 5.47%
        708,200    CHESAPEAKE ENERGY CORPORATION                                                                         20,969,802
        493,900    TRANSOCEAN INCORPORATED+                                                                              38,213,043

                                                                                                                         59,182,845
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.47%
        193,700    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                 15,929,888
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 2.67%
        780,400    AMR CORPORATION+                                                                                      28,913,820
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 4.92%
        404,602    GENERAL DYNAMICS CORPORATION                                                                          31,619,646
        232,800    TEXTRON INCORPORATED                                                                                  21,689,976

                                                                                                                         53,309,622
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.08%
        626,500    HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                   11,665,429
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $936,840,394)                                                                               1,062,466,161
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 10.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.43%
      3,989,951    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 3,989,951
        676,982    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          676,982

                                                                                                                          4,666,933
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.93%
$     1,277,420    ALPINE SECURITIZATION CORPORATION++                                  5.28%         02/01/2007          1,277,420
        371,067    AMERICAN GENERAL FINANCE CORPORATION+++/-                            5.37          02/15/2008            371,175
      1,236,891    AQUIFER FUNDING LIMITED                                              5.29          02/05/2007          1,236,174
      1,855,336    ATLAS CAPITAL FUNDING CORPORATION                                    5.30          02/26/2007          1,848,564
      1,030,742    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                    5.30          04/25/2007          1,030,784
      1,030,742    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                   5.33          10/25/2007          1,030,711
      1,030,742    BANCO SANTANDER TOTTA LOAN+++/-                                      5.32          02/15/2008          1,030,845
      1,030,742    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36          06/19/2007          1,030,990
         89,015    BRYANT PARK FUNDING                                                  5.28          02/15/2007             88,833
         92,767    CAIRN HIGH GRADE FUNDING I LLC                                       5.31          03/14/2007             92,213
        329,838    CAIRN HIGH GRADE FUNDING I LLC                                       5.31          03/15/2007            327,822
      3,736,235    CHARTA                                                               5.31          03/20/2007          3,710,679
         46,796    CHEYNE FINANCE LLC                                                   5.31          04/18/2007             46,278
        948,283    CHEYNE FINANCE LLC                                                   5.32          03/16/2007            942,347
      1,030,742    CHEYNE FINANCE LLC SERIES MTN+++/-                                   5.33          07/16/2007          1,030,856
     13,328,997    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $13,330,982)          5.36          02/01/2007         13,328,997
      3,615,844    CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.31          02/26/2007          3,602,647

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
    $ 2,276,333    CULLINAN FINANCE CORPORATION                                         5.28%         02/01/2007    $     2,276,333
      2,061,485    CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                        5.28          06/25/2007          2,061,505
        907,053    DEER VALLEY FUNDING LLC++                                            5.32          02/27/2007            903,616
        189,286    DEER VALLEY FUNDING LLC++                                            5.32          02/28/2007            188,540
      2,061,485    FIVE FINANCE INCORPORATED SERIES MTN+++/-                            5.37          06/13/2007          2,061,980
      2,339,950    GEORGE STREET FINANCE LLC++                                          5.30          02/26/2007          2,331,409
        591,646    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46          03/30/2007            591,747
         82,459    HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                          5.42          05/15/2007             82,481
         55,990    HUDSON THAMES++                                                      5.31          04/04/2007             55,485
      1,483,403    HUDSON-THAMES LLC                                                    5.29          03/21/2007          1,473,034
        837,829    HUDSON-THAMES LLC++                                                  5.33          02/20/2007            835,508
         74,213    HUDSON-THAMES LLC++                                                  5.35          02/28/2007             73,921
      1,443,039    IBM CORPORATION SERIES MTN+/-                                        5.36          06/28/2007          1,443,559
      2,679,930    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39          09/17/2007          2,679,930
      1,030,742    INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                           5.32          02/25/2008          1,030,763
     16,491,879    JPMCHASE SECURITIES CORPORATION REPURCHASE AGREEMENT (MATURITY
                   VALUE $16,494,334)                                                   5.36          02/01/2007         16,491,879
      4,172,239    JUPITER SECURITIZATION CORPORATION                                   5.28          02/13/2007          4,164,938
        412,297    K2 (USA) LLC+++/-                                                    5.33          09/28/2007            412,297
        618,445    KAUPTHING BANK SERIES MTN+++/-                                       5.40          03/20/2007            618,359
      2,649,008    KLIO FUNDING CORPORATION++                                           5.28          02/16/2007          2,643,207
      1,663,371    LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.30          02/02/2007          1,663,121
      1,030,742    LIQUID FUNDING LIMITED++                                             5.31          03/05/2007          1,025,939
        247,378    LIQUID FUNDING LIMITED SERIES MTN+++/-                               5.29          02/20/2007            247,381
      1,030,742    LIQUID FUNDING LIMITED SERIES MTN+++/-                               5.30          03/06/2007          1,030,794
        412,297    MBIA GLOBAL FUNDING LLC+++/-                                         5.32          02/20/2007            412,301
      1,030,742    MORGAN STANLEY+/-                                                    5.30          07/12/2007          1,030,742
      1,030,742    MORGAN STANLEY+/-                                                    5.38          08/07/2007          1,030,742
      1,030,742    MORGAN STANLEY+/-                                                    5.48          07/27/2007          1,031,485
        190,687    MORGAN STANLEY SERIES EXL+/-                                         5.38          02/15/2008            190,775
        164,919    NATIONAL CITY BANK+/-                                                5.40          09/04/2007            164,950
        738,630    NATIONWIDE BUILDING SOCIETY+++/-                                     5.48          07/20/2007            739,191
        834,943    NORTH SEA FUNDING                                                    5.30          02/28/2007            831,653
      2,061,485    NORTHERN ROCK PLC+++/-SS.                                            5.32          03/05/2008          2,061,773
        606,534    PARAGON MORTGAGES PLC SERIES 12A+++/-                                5.30          05/15/2007            606,534
      1,675,946    PICAROS FUNDING PLC                                                  5.29          02/27/2007          1,669,594
        824,594    PREMIUM ASSET TRUST+++/-                                             5.48          12/21/2007            825,748
      1,030,742    PREMIUM ASSET TRUST SERIES 06-B+++/-                                 5.37          12/16/2007          1,030,742
        166,774    RACERS TRUST SERIES 2004-6-MM+++/-                                   5.34          07/20/2007            166,792
      1,236,891    REGENCY MARKETS #1                                                   5.28          02/01/2007          1,236,891
      1,451,615    REGENCY MARKETS #1                                                   5.29          02/28/2007          1,445,896
        989,513    SAINT GERMAIN FUNDING++                                              5.30          03/02/2007            985,327
      2,061,485    SAINT GERMAIN FUNDING++                                              5.32          03/01/2007          2,053,074
      4,696,062    SHEFFIELD RECEIVABLES CORPORATION++                                  5.28          02/12/2007          4,688,549
        824,594    SLM CORPORATION+++/-                                                 5.32          02/12/2008            824,792
         82,459    STANFIELD VICTORIA FUNDING++                                         5.32          04/16/2007             81,571
      1,278,121    TASMAN FUNDING INCORPORATED++                                        5.28          02/05/2007          1,277,379

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,353,901    TIERRA ALTA FUNDING I LIMITED                                        5.31%        03/14/2007     $     1,345,818
        238,349    TRAVELERS INSURANCE COMPANY+/-                                       5.39         02/09/2007             238,344
      1,030,742    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                   5.33         06/15/2007           1,030,856
      1,030,742    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                   5.33         03/09/2007           1,030,928
        107,197    VERSAILLES CDS LLC                                                   5.28         02/15/2007             106,979
        249,852    VERSAILLES CDS LLC                                                   5.31         03/22/2007             248,071
        709,151    ZELA FINANCE INCORPORATED++                                          5.33         03/12/2007             705,123

                                                                                                                        107,507,681
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $112,174,614)                                                             112,174,614
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.98%
     32,244,260    WELLS FARGO MONEY MARKET TRUST~@                                                                      32,244,260
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $32,244,260)                                                                          32,244,260
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,081,259,268)*                       111.47%                                                                $ 1,206,885,035
OTHER ASSETS AND LIABILITIES, NET            (11.47)                                                                   (124,175,151)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $ 1,082,709,884
                                             ------                                                                 ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $32,244,260.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.24%

AMUSEMENT & RECREATION SERVICES - 0.23%
          5,494    HARRAH'S ENTERTAINMENT INCORPORATED                                                              $       464,133
         10,025    INTERNATIONAL GAME TECHNOLOGY                                                                            435,687

                                                                                                                            899,820
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 0.43%
         15,563    GAP INCORPORATED                                                                                         298,343
          9,659    KOHL'S CORPORATION+                                                                                      684,920
         10,102    LIMITED BRANDS INCORPORATED                                                                              282,250
          6,757    NORDSTROM INCORPORATED                                                                                   376,432

                                                                                                                          1,641,945
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
          3,256    JONES APPAREL GROUP INCORPORATED                                                                         111,225
          3,027    LIZ CLAIBORNE INCORPORATED                                                                               134,399
          2,641    VF CORPORATION                                                                                           200,373

                                                                                                                            445,997
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.08%
          4,418    AUTONATION INCORPORATED+<<                                                                                99,184
          1,495    AUTOZONE INCORPORATED+<<                                                                                 187,817

                                                                                                                            287,001
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
          1,793    RYDER SYSTEM INCORPORATED<<                                                                               97,790
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 0.51%
         11,001    CELGENE CORPORATION+<<                                                                                   590,534
          7,764    GENZYME CORPORATION+                                                                                     510,328
         13,582    GILEAD SCIENCES INCORPORATED+                                                                            873,594

                                                                                                                          1,974,456
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.26%
          3,505    CENTEX CORPORATION                                                                                       188,183
          8,151    D.R. HORTON INCORPORATED                                                                                 236,868
          2,319    KB HOME                                                                                                  125,736
          4,072    LENNAR CORPORATION CLASS A                                                                               221,435
          6,241    PULTE HOMES INCORPORATED                                                                                 214,316

                                                                                                                            986,538
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.09%
         60,282    HOME DEPOT INCORPORATED                                                                                2,455,889
         44,979    LOWE'S COMPANIES INCORPORATED                                                                          1,516,242
          3,305    SHERWIN-WILLIAMS COMPANY                                                                                 228,376

                                                                                                                          4,200,507
                                                                                                                    ---------------
BUSINESS SERVICES - 6.32%
         17,230    ADOBE SYSTEMS INCORPORATED+                                                                              669,730
          2,957    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       144,863
          6,843    AUTODESK INCORPORATED+                                                                                   299,176
         16,263    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   776,070
          6,057    BMC SOFTWARE INCORPORATED+                                                                               208,300
         12,131    CA INCORPORATED                                                                                          297,816
          5,334    CITRIX SYSTEMS INCORPORATED+                                                                             168,928
          4,188    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      357,195
          5,072    COMPUTER SCIENCES CORPORATION+                                                                           266,077
         10,404    COMPUWARE CORPORATION+                                                                                    93,324
          4,069    CONVERGYS CORPORATION+                                                                                   105,957

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         34,178    eBAY INCORPORATED+                                                                               $     1,107,025
          9,112    ELECTRONIC ARTS INCORPORATED+                                                                            455,600
         15,277    ELECTRONIC DATA SYSTEMS CORPORATION                                                                      401,938
          3,695    EQUIFAX INCORPORATED                                                                                     153,453
          4,781    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      203,288
         22,619    FIRST DATA CORPORATION                                                                                   562,308
          5,115    FISERV INCORPORATED+                                                                                     268,896
          6,330    GOOGLE INCORPORATED CLASS A+                                                                           3,173,229
          5,861    IMS HEALTH INCORPORATED                                                                                  169,148
         13,031    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           171,488
         10,298    INTUIT INCORPORATED+                                                                                     323,872
         16,710    JUNIPER NETWORKS INCORPORATED+<<                                                                         302,785
        255,524    MICROSOFT CORPORATION                                                                                  7,885,471
          3,791    MONSTER WORLDWIDE INCORPORATED+                                                                          187,313
          5,263    NCR CORPORATION+                                                                                         249,414
         10,013    NOVELL INCORPORATED+                                                                                      72,594
          5,047    OMNICOM GROUP INCORPORATED                                                                               530,944
        118,165    ORACLE CORPORATION+                                                                                    2,027,711
          4,949    ROBERT HALF INTERNATIONAL INCORPORATED                                                                   201,424
        103,959    SUN MICROSYSTEMS INCORPORATED+                                                                           690,288
         27,706    SYMANTEC CORPORATION+                                                                                    490,673
         10,178    UNISYS CORPORATION+                                                                                       87,734
          7,240    VERISIGN INCORPORATED+                                                                                   173,036
         36,159    YAHOO! INCORPORATED+<<                                                                                 1,023,661

                                                                                                                         24,300,729
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 10.68%
         45,336    ABBOTT LABORATORIES                                                                                    2,402,808
          6,508    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    485,887
         34,456    AMGEN INCORPORATED+                                                                                    2,424,669
          2,788    AVERY DENNISON CORPORATION                                                                               190,588
         13,130    AVON PRODUCTS INCORPORATED                                                                               451,541
          3,142    BARR PHARMACEUTICALS INCORPORATED+                                                                       168,160
          9,957    BIOGEN IDEC INCORPORATED+                                                                                481,321
         58,092    BRISTOL-MYERS SQUIBB COMPANY                                                                           1,672,469
          4,484    CLOROX COMPANY                                                                                           293,343
         15,191    COLGATE-PALMOLIVE COMPANY                                                                              1,037,545
         28,214    DOW CHEMICAL COMPANY                                                                                   1,172,010
         27,168    E.I. DU PONT DE NEMOURS & COMPANY                                                                      1,346,446
          2,430    EASTMAN CHEMICAL COMPANY                                                                                 142,301
          5,267    ECOLAB INCORPORATED                                                                                      231,221
         29,079    ELI LILLY & COMPANY                                                                                    1,573,755
          3,761    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              178,648
          9,355    FOREST LABORATORIES INCORPORATED+<<                                                                      524,909
          4,602    HOSPIRA INCORPORATED+                                                                                    169,262
          2,304    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          111,698
         85,640    JOHNSON & JOHNSON                                                                                      5,720,752
          7,181    KING PHARMACEUTICALS INCORPORATED+<<                                                                     128,253
          7,065    MEDIMMUNE INCORPORATED+<<                                                                                244,873
         64,126    MERCK & COMPANY INCORPORATED                                                                           2,869,639
         16,047    MONSANTO COMPANY                                                                                         884,029
          6,259    MYLAN LABORATORIES INCORPORATED                                                                          138,574
        212,979    PFIZER INCORPORATED                                                                                    5,588,569
          4,881    PPG INDUSTRIES INCORPORATED                                                                              323,561
          9,537    PRAXAIR INCORPORATED                                                                                     601,403
         93,597    PROCTER & GAMBLE COMPANY                                                                               6,071,637
          4,193    ROHM & HAAS COMPANY                                                                                      218,288

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
         43,791    SCHERING-PLOUGH CORPORATION                                                                      $     1,094,775
          3,895    SIGMA-ALDRICH CORPORATION                                                                                147,815
         39,778    WYETH                                                                                                  1,965,431

                                                                                                                         41,056,180
                                                                                                                    ---------------
COAL MINING - 0.13%
          5,394    CONSOL ENERGY INCORPORATED                                                                               185,715
          7,792    PEABODY ENERGY CORPORATION                                                                               318,147

                                                                                                                            503,862
                                                                                                                    ---------------
COMMUNICATIONS - 4.68%
         11,036    ALLTEL CORPORATION                                                                                       676,396
        184,899    AT&T INCORPORATED                                                                                      6,957,749
         13,413    AVAYA INCORPORATED+                                                                                      172,089
          3,390    CENTURYTEL INCORPORATED<<                                                                                152,008
         14,585    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                529,727
         61,472    COMCAST CORPORATION CLASS A+<<                                                                         2,724,439
         22,769    DIRECTV GROUP INCORPORATED+                                                                              555,336
          4,415    EMBARQ CORPORATION                                                                                       245,077
          6,592    IAC/INTERACTIVECORP+                                                                                     253,133
         47,498    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                         387,109
         85,508    SPRINT NEXTEL CORPORATION                                                                              1,524,608
          7,451    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                           266,075
         86,235    VERIZON COMMUNICATIONS INCORPORATED                                                                    3,321,772
         14,082    WINDSTREAM CORPORATION                                                                                   209,540

                                                                                                                         17,975,058
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 10.48%
        132,644    BANK OF AMERICA CORPORATION                                                                            6,974,422
         22,572    BANK OF NEW YORK COMPANY INCORPORATED                                                                    903,106
         15,977    BB&T CORPORATION                                                                                         675,188
        145,138    CITIGROUP INCORPORATED                                                                                 8,001,458
          4,692    COMERICA INCORPORATED<<                                                                                  278,236
          5,539    COMMERCE BANCORP INCORPORATED<<                                                                          187,107
          3,834    COMPASS BANCSHARES INCORPORATED                                                                          233,491
         16,483    FIFTH THIRD BANCORP                                                                                      657,672
          3,676    FIRST HORIZON NATIONAL CORPORATION<<                                                                     160,274
          7,019    HUNTINGTON BANCSHARES INCORPORATED                                                                       163,402
        102,464    JPMORGAN CHASE & COMPANY                                                                               5,218,492
         11,861    KEYCORP                                                                                                  452,734
          2,288    M&T BANK CORPORATION                                                                                     277,557
          7,535    MARSHALL & ILSLEY CORPORATION                                                                            354,597
         12,165    MELLON FINANCIAL CORPORATION                                                                             519,932
         18,655    NATIONAL CITY CORPORATION                                                                                706,092
          5,537    NORTHERN TRUST CORPORATION                                                                               336,373
          8,678    PNC FINANCIAL SERVICES GROUP                                                                             640,176
         21,535    REGIONS FINANCIAL CORPORATION                                                                            780,859
         10,616    SOVEREIGN BANCORP INCORPORATED                                                                           261,684
          9,808    STATE STREET CORPORATION                                                                                 696,858
         10,460    SUNTRUST BANKS INCORPORATED                                                                              869,226
          9,599    SYNOVUS FINANCIAL CORPORATION                                                                            306,496
         51,923    US BANCORP                                                                                             1,848,459
         56,299    WACHOVIA CORPORATION                                                                                   3,180,894
         27,919    WASHINGTON MUTUAL INCORPORATED                                                                         1,244,908
         99,718    WELLS FARGO & COMPANY++                                                                                3,581,871
         22,639    WESTERN UNION COMPANY                                                                                    505,755
          3,158    ZIONS BANCORPORATION                                                                                     267,862

                                                                                                                         40,285,181
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
EATING & DRINKING PLACES - 0.61%
          4,336    DARDEN RESTAURANTS INCORPORATED                                                                  $       169,711
         36,530    MCDONALD'S CORPORATION                                                                                 1,620,106
          2,823    WENDY'S INTERNATIONAL INCORPORATED                                                                        95,869
          7,829    YUM! BRANDS INCORPORATED                                                                                 469,818

                                                                                                                          2,355,504
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 0.05%
          4,133    APOLLO GROUP INCORPORATED CLASS A+                                                                       179,372
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 3.97%
         19,618    AES CORPORATION+<<                                                                                       407,858
          4,881    ALLEGHENY ENERGY INCORPORATED+                                                                           227,064
          7,500    ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     95,925
          6,092    AMEREN CORPORATION<<                                                                                     323,546
         11,684    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             508,605
          9,240    CENTERPOINT ENERGY INCORPORATED                                                                          159,482
          9,508    CITIZENS COMMUNICATIONS COMPANY                                                                          139,387
          6,570    CMS ENERGY CORPORATION                                                                                   109,653
          7,585    CONSOLIDATED EDISON INCORPORATED                                                                         366,204
          5,317    CONSTELLATION ENERGY GROUP INCORPORATED                                                                  385,748
         10,447    DOMINION RESOURCES INCORPORATED                                                                          866,683
          5,256    DTE ENERGY COMPANY<<                                                                                     243,721
         37,091    DUKE ENERGY CORPORATION<<                                                                                730,322
         11,181    DYNEGY INCORPORATED CLASS A+                                                                              78,826
          9,623    EDISON INTERNATIONAL                                                                                     432,843
         20,835    EL PASO CORPORATION<<                                                                                    323,359
          6,110    ENTERGY CORPORATION                                                                                      567,314
         19,818    EXELON CORPORATION                                                                                     1,188,882
          9,428    FIRSTENERGY CORPORATION                                                                                  559,363
         11,940    FPL GROUP INCORPORATED                                                                                   676,401
          5,177    KEYSPAN CORPORATION                                                                                      211,222
          3,167    KINDER MORGAN INCORPORATED                                                                               335,702
          1,320    NICOR INCORPORATED                                                                                        60,060
          8,063    NISOURCE INCORPORATED                                                                                    191,899
          1,136    PEOPLES ENERGY CORPORATION                                                                                49,473
         10,303    PG&E CORPORATION<<                                                                                       480,944
          2,949    PINNACLE WEST CAPITAL CORPORATION                                                                        143,882
         11,270    PPL CORPORATION                                                                                          401,212
          7,508    PROGRESS ENERGY INCORPORATED                                                                             356,930
          7,449    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             499,306
          2,536    QUESTAR CORPORATION+                                                                                     205,923
          7,743    SEMPRA ENERGY                                                                                            444,293
         21,938    SOUTHERN COMPANY                                                                                         801,395
         18,545    SPECTRA ENERGY CORPORATION+<<                                                                            484,395
          6,179    TECO ENERGY INCORPORATED<<                                                                               104,796
         13,564    TXU CORPORATION                                                                                          733,541
         15,803    WASTE MANAGEMENT INCORPORATED                                                                            600,198
         17,614    WILLIAMS COMPANIES INCORPORATED                                                                          475,402
         12,018    XCEL ENERGY INCORPORATED                                                                                 280,380

                                                                                                                         15,252,139
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.07%
          3,462    ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                    55,877
         16,204    ADVANCED MICRO DEVICES INCORPORATED+                                                                     251,972
         10,688    ALTERA CORPORATION+                                                                                      214,294
          4,993    AMERICAN POWER CONVERSION CORPORATION                                                                    153,485
         10,101    ANALOG DEVICES INCORPORATED<<                                                                            330,808

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         13,851    BROADCOM CORPORATION CLASS A+                                                                    $       442,124
          2,495    CIENA CORPORATION+<<                                                                                      70,085
        179,373    CISCO SYSTEMS INCORPORATED+                                                                            4,769,528
          2,685    COOPER INDUSTRIES LIMITED CLASS A                                                                        245,382
         23,700    EMERSON ELECTRIC COMPANY                                                                               1,065,789
        304,476    GENERAL ELECTRIC COMPANY                                                                              10,976,360
          1,927    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             182,236
        170,313    INTEL CORPORATION                                                                                      3,569,760
          5,455    JABIL CIRCUIT INCORPORATED                                                                               130,865
          6,234    JDS UNIPHASE CORPORATION+<<                                                                              110,841
          5,880    KLA-TENCOR CORPORATION                                                                                   289,472
          3,690    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 303,835
          8,830    LINEAR TECHNOLOGY CORPORATION                                                                            273,289
         11,833    LSI LOGIC CORPORATION+                                                                                   111,230
          9,472    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   291,738
         22,283    MICRON TECHNOLOGY INCORPORATED+                                                                          288,565
          4,187    MOLEX INCORPORATED                                                                                       123,056
         71,406    MOTOROLA INCORPORATED                                                                                  1,417,409
          8,523    NATIONAL SEMICONDUCTOR CORPORATION                                                                       197,137
         11,042    NETWORK APPLIANCE INCORPORATED+                                                                          415,179
          3,650    NOVELLUS SYSTEMS INCORPORATED+                                                                           112,530
         10,501    NVIDIA CORPORATION+                                                                                      321,856
          6,197    PMC-SIERRA INCORPORATED+<<                                                                                39,041
          4,656    QLOGIC CORPORATION+                                                                                       85,205
         48,812    QUALCOMM INCORPORATED                                                                                  1,838,260
          4,938    ROCKWELL COLLINS INCORPORATED                                                                            336,821
         15,738    SANMINA-SCI CORPORATION+                                                                                  55,083
         13,049    TELLABS INCORPORATED+                                                                                    131,403
         43,830    TEXAS INSTRUMENTS INCORPORATED                                                                         1,367,058
          2,314    WHIRLPOOL CORPORATION                                                                                    211,569
          9,931    XILINX INCORPORATED                                                                                      241,323

                                                                                                                         31,020,465
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.29%
          2,600    FLUOR CORPORATION                                                                                        214,760
          6,942    MOODY'S CORPORATION                                                                                      496,770
         10,000    PAYCHEX INCORPORATED                                                                                     400,100

                                                                                                                          1,111,630
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.32%
          3,077    BALL CORPORATION                                                                                         142,527
          4,471    FORTUNE BRANDS INCORPORATED                                                                              374,312
         12,390    ILLINOIS TOOL WORKS INCORPORATED                                                                         631,766
          1,724    SNAP-ON INCORPORATED                                                                                      83,114

                                                                                                                          1,231,719
                                                                                                                    ---------------
FINANCIAL SERVICES - 0.03%
          5,854    JANUS CAPITAL GROUP INCORPORATED                                                                         119,890
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 3.06%
         22,709    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  1,157,478
         19,413    ARCHER DANIELS MIDLAND COMPANY                                                                           621,216
          6,433    CAMPBELL SOUP COMPANY                                                                                    247,542
          8,186    COCA-COLA ENTERPRISES INCORPORATED                                                                       167,977
         15,050    CONAGRA FOODS INCORPORATED                                                                               386,936
          6,205    CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               153,512
         10,133    GENERAL MILLS INCORPORATED                                                                               580,013
          9,732    H.J. HEINZ COMPANY                                                                                       458,572

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
          3,354    HERCULES INCORPORATED+                                                                           $        65,772
          7,412    KELLOGG COMPANY<<                                                                                        365,189
          3,881    MCCORMICK & COMPANY INCORPORATED                                                                         151,514
          1,350    MOLSON COORS BREWING COMPANY                                                                             109,080
          4,043    PEPSI BOTTLING GROUP INCORPORATED                                                                        127,880
         48,503    PEPSICO INCORPORATED                                                                                   3,164,336
         22,059    SARA LEE CORPORATION                                                                                     378,312
         60,230    THE COCA-COLA COMPANY                                                                                  2,883,812
          5,135    THE HERSHEY COMPANY                                                                                      262,090
          7,442    TYSON FOODS INCORPORATED CLASS A                                                                         132,096
          6,483    WM. WRIGLEY JR. COMPANY                                                                                  334,004

                                                                                                                         11,747,331
                                                                                                                    ---------------
FOOD STORES - 0.51%
         21,191    KROGER COMPANY                                                                                           542,490
         13,094    SAFEWAY INCORPORATED                                                                                     471,777
         22,332    STARBUCKS CORPORATION+<<                                                                                 780,280
          4,221    WHOLE FOODS MARKET INCORPORATED<<                                                                        182,305

                                                                                                                          1,976,852
                                                                                                                    ---------------
FORESTRY - 0.14%
          6,986    WEYERHAEUSER COMPANY                                                                                     523,950
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.19%
          5,286    LEGGETT & PLATT INCORPORATED                                                                             128,133
         11,643    MASCO CORPORATION                                                                                        372,460
          8,187    NEWELL RUBBERMAID INCORPORATED<<                                                                         241,844

                                                                                                                            742,437
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.93%
          3,234    BIG LOTS INCORPORATED+<<                                                                                  83,858
          9,216    DOLLAR GENERAL CORPORATION                                                                               156,119
          4,478    FAMILY DOLLAR STORES INCORPORATED                                                                        145,087
         15,513    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 643,635
          6,645    JC PENNEY COMPANY INCORPORATED                                                                           539,840
          2,454    SEARS HOLDINGS CORPORATION+                                                                              433,499
         25,369    TARGET CORPORATION                                                                                     1,556,642
         13,442    TJX COMPANIES INCORPORATED                                                                               397,480
         72,637    WAL-MART STORES INCORPORATED                                                                           3,464,059

                                                                                                                          7,420,219
                                                                                                                    ---------------
HEALTH SERVICES - 0.74%
         11,963    CARDINAL HEALTH INCORPORATED                                                                             854,397
         12,596    CAREMARK RX INCORPORATED                                                                                 771,631
          7,105    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                     138,192
          3,704    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              272,022
          2,184    MANOR CARE INCORPORATED                                                                                  116,276
          8,667    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     513,173
         13,921    TENET HEALTHCARE CORPORATION+                                                                             98,282
          3,026    WATSON PHARMACEUTICALS INCORPORATED+                                                                      82,368

                                                                                                                          2,846,341
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 1.32%
          2,850    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        178,496
          6,450    ARCHSTONE-SMITH TRUST                                                                                    407,705
          2,321    AVALONBAY COMMUNITIES INCORPORATED<<                                                                     344,344
          3,450    BOSTON PROPERTIES INCORPORATED                                                                           435,011
         10,382    EQUITY OFFICE PROPERTIES TRUST                                                                           576,720

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          8,628    EQUITY RESIDENTIAL                                                                               $       485,584
          6,676    KIMCO REALTY CORPORATION                                                                                 331,130
          5,229    PLUM CREEK TIMBER COMPANY                                                                                210,467
          7,308    PROLOGIS<<                                                                                               475,020
          3,619    PUBLIC STORAGE INCORPORATED<<                                                                            393,602
          6,536    SIMON PROPERTY GROUP INCORPORATED<<                                                                      747,653
          3,814    VORNADO REALTY TRUST                                                                                     466,643

                                                                                                                          5,052,375
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.29%
          8,349    BED BATH & BEYOND INCORPORATED+                                                                          352,244
         11,915    BEST BUY COMPANY INCORPORATED                                                                            600,516
          4,190    CIRCUIT CITY STORES INCORPORATED                                                                          85,518
          4,011    RADIOSHACK CORPORATION<<                                                                                  88,643

                                                                                                                          1,126,921
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.38%
         11,419    HILTON HOTELS CORPORATION                                                                                404,118
          9,927    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              477,886
          6,262    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         391,876
          5,852    WYNDHAM WORLDWIDE CORPORATION+                                                                           182,582

                                                                                                                          1,456,462
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.54%
         21,750    3M COMPANY                                                                                             1,616,025
          5,123    AMERICAN STANDARD COMPANIES INCORPORATED                                                                 253,025
         25,121    APPLE INCORPORATED+                                                                                    2,153,623
         41,025    APPLIED MATERIALS INCORPORATED                                                                           727,373
          9,473    BAKER HUGHES INCORPORATED                                                                                653,921
          2,009    BLACK & DECKER CORPORATION                                                                               175,346
         19,215    CATERPILLAR INCORPORATED                                                                               1,231,105
          1,549    CUMMINS INCORPORATED                                                                                     208,433
          6,829    DEERE & COMPANY                                                                                          684,812
         67,098    DELL INCORPORATED+<<                                                                                   1,627,127
          6,030    DOVER CORPORATION+                                                                                       299,088
          4,401    EATON CORPORATION                                                                                        344,818
         65,053    EMC CORPORATION+                                                                                         910,091
         80,902    HEWLETT-PACKARD COMPANY                                                                                3,501,439
          9,056    INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   388,321
         44,494    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            4,411,580
          2,892    LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    182,283
          5,183    NATIONAL OILWELL VARCO INCORPORATED+<<                                                                   314,297
          3,615    PALL CORPORATION                                                                                         125,657
          3,483    PARKER HANNIFIN CORPORATION                                                                              288,253
          6,553    PITNEY BOWES INCORPORATED                                                                                313,692
          6,647    SANDISK CORPORATION+<<                                                                                   267,209
          5,889    SMITH INTERNATIONAL INCORPORATED<<                                                                       233,676
         27,013    SOLECTRON CORPORATION+                                                                                    87,792
          2,401    STANLEY WORKS                                                                                            137,481
          3,003    TEREX CORPORATION+                                                                                       170,841

                                                                                                                         21,307,308
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.34%
          9,147    AON CORPORATION                                                                                          328,011
          4,909    HUMANA INCORPORATED+                                                                                     272,450
         16,278    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  480,201
         10,117    UNUMPROVIDENT CORPORATION<<                                                                              222,574

                                                                                                                          1,303,236
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS - 5.65%
          9,616    ACE LIMITED                                                                                      $       555,612
         15,418    AETNA INCORPORATED                                                                                       650,023
         14,606    AFLAC INCORPORATED                                                                                       695,392
         18,459    ALLSTATE CORPORATION                                                                                   1,110,493
          3,133    AMBAC FINANCIAL GROUP INCORPORATED                                                                       276,017
         76,789    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              5,256,207
         12,159    CHUBB CORPORATION                                                                                        632,754
          3,029    CIGNA CORPORATION                                                                                        401,040
          5,117    CINCINNATI FINANCIAL CORPORATION                                                                         228,935
         13,091    GENWORTH FINANCIAL INCORPORATED                                                                          456,876
          9,361    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           888,453
          8,481    LINCOLN NATIONAL CORPORATION                                                                             569,414
         13,497    LOEWS CORPORATION                                                                                        586,580
          3,981    MBIA INCORPORATED<<                                                                                      285,955
         22,455    METLIFE INCORPORATED                                                                                   1,394,905
          2,452    MGIC INVESTMENT CORPORATION                                                                              151,337
          7,968    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   490,908
         22,498    PROGRESSIVE CORPORATION                                                                                  521,729
         14,089    PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,255,753
          3,108    SAFECO CORPORATION                                                                                       198,943
         20,381    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                              1,036,374
          2,896    TORCHMARK CORPORATION                                                                                    188,211
         39,787    UNITEDHEALTH GROUP INCORPORATED                                                                        2,079,269
         18,313    WELLPOINT INCORPORATED+                                                                                1,435,373
          5,333    XL CAPITAL LIMITED CLASS A                                                                               367,977

                                                                                                                         21,714,530
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 0.13%
         10,854    COACH INCORPORATED+                                                                                      497,764
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.56%
         12,071    AGILENT TECHNOLOGIES INCORPORATED+                                                                       386,272
          5,411    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             188,086
          1,588    BAUSCH & LOMB INCORPORATED                                                                                88,420
          7,285    BECTON DICKINSON & COMPANY                                                                               560,508
          7,234    BIOMET INCORPORATED                                                                                      306,432
         34,830    BOSTON SCIENTIFIC CORPORATION+                                                                           642,614
          3,041    C.R. BARD INCORPORATED                                                                                   250,943
          7,000    DANAHER CORPORATION<<                                                                                    518,420
          8,486    EASTMAN KODAK COMPANY<<                                                                                  219,448
          1,577    MILLIPORE CORPORATION+<<                                                                                 107,993
          3,632    PERKINELMER INCORPORATED+                                                                                 86,696
          4,724    QUEST DIAGNOSTICS INCORPORATED<<                                                                         247,916
         13,133    RAYTHEON COMPANY                                                                                         681,603
          5,026    ROCKWELL AUTOMATION INCORPORATED                                                                         307,641
          2,436    TEKTRONIX INCORPORATED                                                                                    68,866
          5,605    TERADYNE INCORPORATED+                                                                                    83,515
         12,053    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   576,736
          2,997    WATERS CORPORATION+                                                                                      169,900
         28,512    XEROX CORPORATION+                                                                                       490,406

                                                                                                                          5,982,415
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 0.59%
         34,001    MEDTRONIC INCORPORATED                                                                                 1,817,353
         10,440    ST. JUDE MEDICAL INCORPORATED+                                                                           446,414

                                                                                                                          2,263,767
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEDICAL MANAGEMENT SERVICES - 0.06%
          4,706    COVENTRY HEALTH CARE INCORPORATED+                                                               $       242,594
                                                                                                                    ---------------
MEDICAL PRODUCTS - 0.68%
          4,541    ALLERGAN INCORPORATED                                                                                    529,980
         19,331    BAXTER INTERNATIONAL INCORPORATED                                                                        959,977
          8,779    STRYKER CORPORATION                                                                                      543,771
          7,049    ZIMMER HOLDINGS INCORPORATED+                                                                            593,667

                                                                                                                          2,627,395
                                                                                                                    ---------------
METAL MINING - 0.44%
          5,816    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      334,478
         13,298    NEWMONT MINING CORPORATION                                                                               599,740
          6,025    PHELPS DODGE CORPORATION                                                                                 744,690

                                                                                                                          1,678,908
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
          2,789    VULCAN MATERIALS COMPANY                                                                                 284,032
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.63%
          4,691    HASBRO INCORPORATED                                                                                      133,224
         11,265    MATTEL INCORPORATED                                                                                      274,415
          3,997    TIFFANY & COMPANY                                                                                        156,922
         58,746    TYCO INTERNATIONAL LIMITED                                                                             1,872,822

                                                                                                                          2,437,383
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 1.16%
          9,125    AMAZON.COM INCORPORATED+<<                                                                               343,739
         13,536    COSTCO WHOLESALE CORPORATION                                                                             760,452
         24,326    CVS CORPORATION                                                                                          818,570
          1,798    DILLARD'S INCORPORATED CLASS A                                                                            61,743
          4,000    EXPRESS SCRIPTS INCORPORATED+<<                                                                          278,080
          8,223    OFFICE DEPOT INCORPORATED+                                                                               307,458
         21,345    STAPLES INCORPORATED                                                                                     548,981
         29,639    WALGREEN COMPANY                                                                                       1,342,647

                                                                                                                          4,461,670
                                                                                                                    ---------------
MOTION PICTURES - 1.65%
         69,138    NEWS CORPORATION CLASS A                                                                               1,607,459
        117,924    TIME WARNER INCORPORATED                                                                               2,578,998
         61,097    WALT DISNEY COMPANY                                                                                    2,148,781

                                                                                                                          6,335,238
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.60%
         31,709    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             2,291,927
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.00%
         35,586    AMERICAN EXPRESS COMPANY                                                                               2,071,817
         12,050    CAPITAL ONE FINANCIAL CORPORATION                                                                        968,820
          5,857    CIT GROUP INCORPORATED                                                                                   345,329
         18,346    COUNTRYWIDE FINANCIAL CORPORATION                                                                        797,684
         28,800    FANNIE MAE                                                                                             1,628,064
         20,469    FREDDIE MAC                                                                                            1,329,052
         12,073    SLM CORPORATION                                                                                          554,875

                                                                                                                          7,695,641
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 2.63%
         13,579    ANADARKO PETROLEUM CORPORATION                                                                           594,081
          9,730    APACHE CORPORATION                                                                                       709,998
          8,658    BJ SERVICES COMPANY                                                                                      239,480
         12,284    CHESAPEAKE ENERGY CORPORATION                                                                            363,729

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (CONTINUED)
         13,055    DEVON ENERGY CORPORATION                                                                         $       915,025
          4,485    ENSCO INTERNATIONAL INCORPORATED                                                                         228,152
          7,191    EOG RESOURCES INCORPORATED                                                                               497,114
         29,700    HALLIBURTON COMPANY                                                                                      877,338
          8,842    NABORS INDUSTRIES LIMITED+<<                                                                             267,736
          4,004    NOBLE CORPORATION                                                                                        300,100
         25,447    OCCIDENTAL PETROLEUM CORPORATION                                                                       1,179,723
          3,262    ROWAN COMPANIES INCORPORATED                                                                             107,287
         34,801    SCHLUMBERGER LIMITED                                                                                   2,209,515
          8,636    TRANSOCEAN INCORPORATED+                                                                                 668,167
         10,034    WEATHERFORD INTERNATIONAL LIMITED+                                                                       405,173
         10,808    XTO ENERGY INCORPORATED                                                                                  545,480

                                                                                                                         10,108,098
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.53%
          3,096    BEMIS COMPANY INCORPORATED                                                                               104,985
         13,438    INTERNATIONAL PAPER COMPANY                                                                              452,861
         13,537    KIMBERLY-CLARK CORPORATION                                                                               939,468
          5,351    MEADWESTVACO CORPORATION                                                                                 161,279
          2,199    OFFICEMAX INCORPORATED                                                                                   106,190
          3,930    PACTIV CORPORATION+                                                                                      127,489
          3,160    TEMPLE-INLAND INCORPORATED                                                                               157,810

                                                                                                                          2,050,082
                                                                                                                    ---------------
PERSONAL SERVICES - 0.10%
          4,031    CINTAS CORPORATION                                                                                       165,876
          9,520    H & R BLOCK INCORPORATED                                                                                 234,192

                                                                                                                            400,068
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 6.15%
          1,688    ASHLAND INCORPORATED                                                                                     117,400
         64,391    CHEVRON CORPORATION                                                                                    4,692,816
         48,612    CONOCOPHILLIPS                                                                                         3,228,323
        172,277    EXXON MOBIL CORPORATION                                                                               12,765,726
          7,996    HESS CORPORATION                                                                                         431,704
         10,383    MARATHON OIL CORPORATION                                                                                 938,000
          5,525    MURPHY OIL CORPORATION                                                                                   274,648
          3,636    SUNOCO INCORPORATED                                                                                      229,541
         17,858    VALERO ENERGY CORPORATION                                                                                969,332

                                                                                                                         23,647,490
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.52%
         25,612    ALCOA INCORPORATED                                                                                       827,268
          2,975    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      307,883
          8,923    NUCOR CORPORATION                                                                                        575,890
          3,499    UNITED STATES STEEL CORPORATION                                                                          292,132

                                                                                                                          2,003,173
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.89%
         23,084    CBS CORPORATION CLASS B<<                                                                                719,528
          1,921    DOW JONES & COMPANY INCORPORATED                                                                          72,441
          2,461    E.W. SCRIPPS COMPANY CLASS A                                                                             120,171
          6,921    GANNETT COMPANY INCORPORATED                                                                             402,387
         10,462    MCGRAW-HILL COMPANIES INCORPORATED                                                                       701,791
          1,144    MEREDITH CORPORATION                                                                                      67,450
          4,247    NEW YORK TIMES COMPANY CLASS A<<                                                                          98,063
          6,403    RR DONNELLEY & SONS COMPANY                                                                              237,551

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
          5,631    TRIBUNE COMPANY                                                                                  $       171,971
         20,654    VIACOM INCORPORATED CLASS B+<<                                                                           839,998

                                                                                                                          3,431,351
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 0.71%
         10,610    BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 852,620
         12,854    CSX CORPORATION                                                                                          472,899
         11,723    NORFOLK SOUTHERN CORPORATION                                                                             582,047
          7,966    UNION PACIFIC CORPORATION                                                                                804,566

                                                                                                                          2,712,132
                                                                                                                    ---------------
REAL ESTATE - 0.10%
          5,457    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                           205,238
          6,332    REALOGY CORPORATION+                                                                                     189,327

                                                                                                                            394,565
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.08%
          2,381    SEALED AIR CORPORATION                                                                                   156,908
          5,242    THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                    129,425

                                                                                                                            286,333
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.36%
          7,147    AMERIPRISE FINANCIAL INCORPORATED                                                                        421,387
          3,465    BEAR STEARNS COMPANIES INCORPORATED                                                                      571,205
         30,212    CHARLES SCHWAB CORPORATION                                                                               571,611
          1,028    CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED<<                                                      579,072
         12,611    E*TRADE FINANCIAL CORPORATION+                                                                           307,456
          2,668    FEDERATED INVESTORS INCORPORATED CLASS B                                                                  94,207
          4,923    FRANKLIN RESOURCES INCORPORATED                                                                          586,379
         12,578    GOLDMAN SACHS GROUP INCORPORATED                                                                       2,668,548
          3,881    LEGG MASON INCORPORATED                                                                                  406,923
         15,656    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  1,287,549
         26,110    MERRILL LYNCH & COMPANY INCORPORATED                                                                   2,442,852
         31,267    MORGAN STANLEY                                                                                         2,588,595
          7,787    T. ROWE PRICE GROUP INCORPORATED                                                                         373,698

                                                                                                                         12,899,482
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.25%
         46,205    CORNING INCORPORATED+                                                                                    962,912
                                                                                                                    ---------------
TOBACCO PRODUCTS - 1.56%
         61,907    ALTRIA GROUP INCORPORATED                                                                              5,410,053
          5,064    REYNOLDS AMERICAN INCORPORATED<<                                                                         326,628
          4,752    UST INCORPORATED                                                                                         272,955

                                                                                                                          6,009,636
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.35%
          9,057    FEDEX CORPORATION                                                                                        999,893
         23,388    SOUTHWEST AIRLINES COMPANY                                                                               353,159

                                                                                                                          1,353,052
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 3.02%
         23,356    BOEING COMPANY                                                                                         2,091,763
          2,711    BRUNSWICK CORPORATION<<                                                                                   92,472
         55,793    FORD MOTOR COMPANY<<                                                                                     453,597
         11,952    GENERAL DYNAMICS CORPORATION                                                                             934,049
         16,706    GENERAL MOTORS CORPORATION<<                                                                             548,625
          5,033    GENUINE PARTS COMPANY                                                                                    239,168
          3,685    GOODRICH CORPORATION                                                                                     180,639

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
          7,654    HARLEY-DAVIDSON INCORPORATED                                                                     $       522,539
         24,117    HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,101,906
          5,455    ITT CORPORATION                                                                                          325,391
          5,783    JOHNSON CONTROLS INCORPORATED                                                                            534,696
         10,517    LOCKHEED MARTIN CORPORATION                                                                            1,022,147
         10,202    NORTHROP GRUMMAN CORPORATION                                                                             723,730
          7,334    PACCAR INCORPORATED                                                                                      490,425
          3,705    TEXTRON INCORPORATED                                                                                     345,195
         29,645    UNITED TECHNOLOGIES CORPORATION                                                                        2,016,450

                                                                                                                         11,622,792
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 0.03%
          3,910    SABRE HOLDINGS CORPORATION                                                                               126,332
                                                                                                                    ---------------
WATER TRANSPORTATION - 0.18%
         13,143    CARNIVAL CORPORATION                                                                                     677,653
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.66%
          5,673    AMERISOURCEBERGEN CORPORATION                                                                            297,152
          2,326    BROWN-FORMAN CORPORATION CLASS B                                                                         152,562
          3,950    DEAN FOODS COMPANY+                                                                                      174,788
          8,742    MCKESSON CORPORATION                                                                                     487,367
          5,553    NIKE INCORPORATED CLASS B                                                                                548,692
          6,081    SUPERVALU INCORPORATED                                                                                   230,956
         18,258    SYSCO CORPORATION                                                                                        630,814

                                                                                                                          2,522,331
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 0.08%
          4,104    PATTERSON COMPANIES INCORPORATED+<<                                                                      154,351
          2,160    W.W. GRAINGER INCORPORATED                                                                               167,724

                                                                                                                            322,075
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $196,154,076)                                                                                 381,472,036
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 6.02%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.25%
        823,143    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   823,143
        139,664    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          139,664

                                                                                                                            962,807
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.77%
$       263,537    ALPINE SECURITIZATION CORPORATION++                                   5.28%        02/01/2007            263,537
         76,553    AMERICAN GENERAL FINANCE CORPORATION+++/-                             5.37         02/15/2008             76,575
        255,176    AQUIFER FUNDING LIMITED                                               5.29         02/05/2007            255,028
        382,763    ATLAS CAPITAL FUNDING CORPORATION                                     5.30         02/26/2007            381,366
        212,646    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                     5.30         04/25/2007            212,655
        212,646    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                    5.33         10/25/2007            212,640
        212,646    BANCO SANTANDER TOTTA LOAN+++/-                                       5.32         02/15/2008            212,668
        212,646    BANK OF AMERICA NA SERIES BKNT+/-                                     5.36         06/19/2007            212,697
         18,364    BRYANT PARK FUNDING                                                   5.28         02/15/2007             18,327
         19,138    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/14/2007             19,024
         68,047    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/15/2007             67,631
        770,800    CHARTA                                                                5.31         03/20/2007            765,528
          9,654    CHEYNE FINANCE LLC                                                    5.31         04/18/2007              9,547

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     195,635   CHEYNE FINANCE LLC                                                      5.32%         03/16/2007    $       194,410
      212,646   CHEYNE FINANCE LLC SERIES MTN+++/-                                      5.33          07/16/2007            212,670
    2,749,826   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,750,235)              5.36          02/01/2007          2,749,826
      745,963   CORPORATE ASSET SECURITIZATION AUSTRALIA++                              5.31          02/26/2007            743,241
      469,617   CULLINAN FINANCE CORPORATION                                            5.28          02/01/2007            469,617
      425,293   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                           5.28          06/25/2007            425,297
      187,129   DEER VALLEY FUNDING LLC++                                               5.32          02/27/2007            186,420
       39,050   DEER VALLEY FUNDING LLC++                                               5.32          02/28/2007             38,897
      425,293   FIVE FINANCE INCORPORATED SERIES MTN+++/-                               5.37          06/13/2007            425,395
      482,741   GEORGE STREET FINANCE LLC++                                             5.30          02/26/2007            480,979
      122,059   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46          03/30/2007            122,080
       17,012   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                             5.42          05/15/2007             17,016
      306,032   HUDSON-THAMES LLC                                                       5.29          03/21/2007            303,893
       11,551   HUDSON-THAMES LLC++                                                     5.31          04/04/2007             11,447
      172,847   HUDSON-THAMES LLC++                                                     5.33          02/20/2007            172,369
       15,311   HUDSON-THAMES LLC++                                                     5.35          02/28/2007             15,250
      297,705   IBM CORPORATION SERIES MTN+/-                                           5.36          06/28/2007            297,812
      552,881   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39          09/17/2007            552,880
      212,646   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                              5.32          02/25/2008            212,651
    3,402,342   JPMCHASE SECURITIES CORPORATION REPURCHASE AGREEMENT (MATURITY
                VALUE $3,402,849)                                                       5.36          02/01/2007          3,402,342
      860,750   JUPITER SECURITIZATION CORPORATION                                      5.28          02/13/2007            859,244
       85,059   K2 (USA) LLC+++/-                                                       5.33          09/28/2007             85,059
      127,588   KAUPTHING BANK SERIES MTN+++/-                                          5.40          03/20/2007            127,570
      546,501   KLIO FUNDING CORPORATION++                                              5.28          02/16/2007            545,304
      343,160   LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.30          02/02/2007            343,109
      212,646   LIQUID FUNDING LIMITED++                                                5.31          03/05/2007            211,655
       51,035   LIQUID FUNDING LIMITED SERIES MTN+++/-                                  5.29          02/20/2007             51,036
      212,646   LIQUID FUNDING LIMITED SERIES MTN+++/-                                  5.30          03/06/2007            212,657
       85,059   MBIA GLOBAL FUNDING LLC+++/-                                            5.32          02/20/2007             85,059
      212,646   MORGAN STANLEY+/-                                                       5.30          07/12/2007            212,646
      212,646   MORGAN STANLEY+/-                                                       5.38          08/07/2007            212,646
      212,646   MORGAN STANLEY+/-                                                       5.48          07/27/2007            212,799
       39,340   MORGAN STANLEY SERIES EXL+/-                                            5.38          02/15/2008             39,358
       34,023   NATIONAL CITY BANK+/-                                                   5.40          09/04/2007             34,030
      152,382   NATIONWIDE BUILDING SOCIETY+++/-                                        5.48          07/20/2007            152,498
      172,252   NORTH SEA FUNDING                                                       5.30          02/28/2007            171,573
      425,293   NORTHERN ROCK PLC+++/-SS.                                               5.32          03/05/2008            425,352
      125,130   PARAGON MORTGAGES PLC SERIES 12A+++/-                                   5.30          05/15/2007            125,130
      345,754   PICAROS FUNDING PLC                                                     5.29          02/27/2007            344,444
      170,117   PREMIUM ASSET TRUST+++/-                                                5.48          12/21/2007            170,355
      212,646   PREMIUM ASSET TRUST SERIES 06-B+++/-                                    5.37          12/16/2007            212,646
       34,406   RACERS TRUST SERIES 2004-6-MM+++/-                                      5.34          07/20/2007             34,410
      255,176   REGENCY MARKETS #1                                                      5.28          02/01/2007            255,176
      299,474   REGENCY MARKETS #1                                                      5.29          02/28/2007            298,294
      204,140   SAINT GERMAIN FUNDING++                                                 5.30          03/02/2007            203,277
      425,293   SAINT GERMAIN FUNDING++                                                 5.32          03/01/2007            423,557
      968,817   SHEFFIELD RECEIVABLES CORPORATION++                                     5.28          02/12/2007            967,267
      170,117   SLM CORPORATION+++/-                                                    5.32          02/12/2008            170,158

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      17,012   STANFIELD VICTORIA FUNDING++                                            5.32%         04/16/2007    $        16,828
      263,681   TASMAN FUNDING INCORPORATED++                                           5.28          02/05/2007            263,529
      279,315   TIERRA ALTA FUNDING I LIMITED                                           5.31          03/14/2007            277,648
       49,172   TRAVELERS INSURANCE COMPANY+/-                                          5.39          02/09/2007             49,171
      212,646   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                      5.33          06/15/2007            212,670
      212,646   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      5.33          03/09/2007            212,685
       22,115   VERSAILLES CDS LLC                                                      5.28          02/15/2007             22,070
       51,545   VERSAILLES CDS LLC                                                      5.31          03/22/2007             51,178
      146,301   ZELA FINANCE INCORPORATED++                                             5.33          03/12/2007            145,470

                                                                                                                         22,179,273
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,142,080)                                                               23,142,080
                                                                                                                    ---------------

SHARES
RIGHTS - 0.00%
       12,100   SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 0.73%

MUTUAL FUNDS - 0.67%
    2,596,453   WELLS FARGO MONEY MARKET TRUST~@                                                                          2,596,453
                                                                                                                    ---------------

PRINCIPAL
US TREASURY BILLS - 0.06%
$     165,000   US TREASURY BILL^#                                                      4.94          02/08/2007            164,846
       55,000   US TREASURY BILL^#                                                      4.94          05/10/2007             54,255

                                                                                                                            219,101
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,815,558)                                                                            2,815,554
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $222,111,714)*                          105.99%                                                               $   407,429,670
OTHER ASSETS AND LIABILITIES, NET              (5.99)                                                                   (23,017,731)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $   384,411,939
                                              ------                                                                ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,484,681.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.73%

APPAREL & ACCESSORY STORES - 6.30%
       94,700   GAP INCORPORATED                                                                                    $     1,815,399
       56,700   ROSS STORES INCORPORATED                                                                                  1,836,513

                                                                                                                          3,651,912
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 3.15%
       52,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                1,825,200
                                                                                                                    ---------------
BUSINESS SERVICES - 7.99%
       87,000   FIRST DATA CORPORATION                                                                                    2,162,820
       80,000   MICROSOFT CORPORATION                                                                                     2,468,800

                                                                                                                          4,631,620
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 13.07%
       12,000   JOHNSON & JOHNSON                                                                                           801,600
       79,200   MEDIMMUNE INCORPORATED+<<                                                                                 2,745,072
       80,300   PFIZER INCORPORATED                                                                                       2,107,072
       39,000   WYETH                                                                                                     1,926,990

                                                                                                                          7,580,734
                                                                                                                    ---------------
COMMUNICATIONS - 2.74%
       36,600   COMCAST CORPORATION CLASS A+                                                                              1,590,636
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 12.57%
       39,500   BANK OF AMERICA CORPORATION                                                                               2,076,910
       42,000   CITIGROUP INCORPORATED                                                                                    2,315,460
       36,600   JPMORGAN CHASE & COMPANY                                                                                  1,864,038
       46,300   WESTERN UNION COMPANY                                                                                     1,034,342

                                                                                                                          7,290,750
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.32%
       11,900   ANALOG DEVICES INCORPORATED                                                                                 389,725
       69,500   CISCO SYSTEMS INCORPORATED+                                                                               1,848,005
       63,000   GENERAL ELECTRIC COMPANY                                                                                  2,271,150
      100,000   INTEL CORPORATION                                                                                         2,096,000
       31,400   NOVELLUS SYSTEMS INCORPORATED+                                                                              968,062
      143,800   VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                    1,889,532

                                                                                                                          9,462,474
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 8.22%
      145,000   DOLLAR GENERAL CORPORATION                                                                                2,456,300
       48,400   WAL-MART STORES INCORPORATED                                                                              2,308,196

                                                                                                                          4,764,496
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.43%
       19,000   3M COMPANY                                                                                                1,411,700
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.68%
       31,200   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 2,135,640
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.54%
       80,000   BOSTON SCIENTIFIC CORPORATION+                                                                            1,476,000
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.74%
       68,000   TYCO INTERNATIONAL LIMITED                                                                                2,167,840
                                                                                                                    ---------------
MOTION PICTURES - 3.96%
      105,000   TIME WARNER INCORPORATED                                                                                  2,296,350
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 7.62%
       26,500   CHEVRON CORPORATION                                                                                 $     1,931,320
       23,000   CONOCOPHILLIPS                                                                                            1,527,430
       13,000   EXXON MOBIL CORPORATION                                                                                     963,300

                                                                                                                          4,422,050
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.40%
       23,800   MORGAN STANLEY                                                                                            1,970,403
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $50,519,768)                                                                                   56,677,805
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 7.63%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.32%
      157,412   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      157,412
       26,708   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              26,708

                                                                                                                            184,120
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.31%
$      50,397   ALPINE SECURITIZATION CORPORATION++                                     5.28%         02/01/2007             50,397
       14,639   AMERICAN GENERAL FINANCE CORPORATION+++/-                               5.37          02/15/2008             14,644
       48,798   AQUIFER FUNDING LIMITED                                                 5.29          02/05/2007             48,770
       73,197   ATLAS CAPITAL FUNDING CORPORATION                                       5.30          02/26/2007             72,930
       40,665   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                       5.30          04/25/2007             40,667
       40,665   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                      5.33          10/25/2007             40,664
       40,665   BANCO SANTANDER TOTTA LOAN+++/-                                         5.32          02/15/2008             40,669
       40,665   BANK OF AMERICA NA SERIES BKNT+/-                                       5.36          06/19/2007             40,675
        3,512   BRYANT PARK FUNDING                                                     5.28          02/15/2007              3,505
        3,660   CAIRN HIGH GRADE FUNDING I LLC                                          5.31          03/14/2007              3,638
       13,013   CAIRN HIGH GRADE FUNDING I LLC                                          5.31          03/15/2007             12,933
      147,403   CHARTA                                                                  5.31          03/20/2007            146,394
        1,846   CHEYNE FINANCE LLC                                                      5.31          04/18/2007              1,826
       37,412   CHEYNE FINANCE LLC                                                      5.32          03/16/2007             37,178
       40,665   CHEYNE FINANCE LLC SERIES MTN+++/-                                      5.33          07/16/2007             40,670
      525,858   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $525,936)                5.36          02/01/2007            525,858
      142,653   CORPORATE ASSET SECURITIZATION AUSTRALIA++                              5.31          02/26/2007            142,132
       89,806   CULLINAN FINANCE CORPORATION                                            5.28          02/01/2007             89,806
       81,330   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                           5.28          06/25/2007             81,331
       35,785   DEER VALLEY FUNDING LLC++                                               5.32          02/27/2007             35,650
        7,468   DEER VALLEY FUNDING LLC++                                               5.32          02/28/2007              7,438
       81,330   FIVE FINANCE INCORPORATED SERIES MTN+++/-                               5.37          06/13/2007             81,350
       92,316   GEORGE STREET FINANCE LLC++                                             5.30          02/26/2007             91,979
       23,342   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46          03/30/2007             23,346
        3,253   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                             5.42          05/15/2007              3,254
       58,524   HUDSON-THAMES LLC                                                       5.29          03/21/2007             58,114
        2,209   HUDSON-THAMES LLC++                                                     5.31          04/04/2007              2,189
       33,054   HUDSON-THAMES LLC++                                                     5.33          02/20/2007             32,963
        2,928   HUDSON-THAMES LLC++                                                     5.35          02/28/2007              2,916
       56,931   IBM CORPORATION SERIES MTN+/-                                           5.36          06/28/2007             56,952
      105,729   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39          09/17/2007            105,729

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         40,665   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                              5.32%         02/25/2008    $     40,666
         650,641   JPMCHASE SECURITIES CORPORATION REPURCHASE AGREEMENT (MATURITY
                   VALUE $650,738)                                                         5.36          02/01/2007         650,641
         164,604   JUPITER SECURITIZATION CORPORATION                                      5.28          02/13/2007         164,316
          16,266   K2 (USA) LLC+++/-                                                       5.33          09/28/2007          16,266
          24,399   KAUPTHING BANK SERIES MTN+++/-                                          5.40          03/20/2007          24,396
         104,509   KLIO FUNDING CORPORATION++                                              5.28          02/16/2007         104,280
          65,624   LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.30          02/02/2007          65,614
          40,665   LIQUID FUNDING LIMITED++                                                5.31          03/05/2007          40,476
           9,760   LIQUID FUNDING LIMITED SERIES MTN+++/-                                  5.29          02/20/2007           9,760
          40,665   LIQUID FUNDING LIMITED SERIES MTN+++/-                                  5.30          03/06/2007          40,667
          16,266   MBIA GLOBAL FUNDING LLC+++/-                                            5.32          02/20/2007          16,266
          40,665   MORGAN STANLEY+/-                                                       5.30          07/12/2007          40,665
          40,665   MORGAN STANLEY+/-                                                       5.38          08/07/2007          40,665
          40,665   MORGAN STANLEY+/-                                                       5.48          07/27/2007          40,694
           7,523   MORGAN STANLEY SERIES EXL+/-                                            5.38          02/15/2008           7,526
           6,506   NATIONAL CITY BANK+/-                                                   5.40          09/04/2007           6,508
          29,141   NATIONWIDE BUILDING SOCIETY+++/-                                        5.48          07/20/2007          29,163
          32,940   NORTH SEA FUNDING                                                       5.30          02/28/2007          32,811
          81,330   NORTHERN ROCK PLC+++/-SS.                                               5.32          03/05/2008          81,341
          23,929   PARAGON MORTGAGES PLC SERIES 12A+++/-                                   5.30          05/15/2007          23,929
          66,120   PICAROS FUNDING PLC                                                     5.29          02/27/2007          65,869
          32,532   PREMIUM ASSET TRUST+++/-                                                5.48          12/21/2007          32,578
          40,665   PREMIUM ASSET TRUST SERIES 06-B+++/-                                    5.37          12/16/2007          40,665
           6,580   RACERS TRUST SERIES 2004-6-MM+++/-                                      5.34          07/20/2007           6,580
          48,798   REGENCY MARKETS #1                                                      5.28          02/01/2007          48,798
          57,269   REGENCY MARKETS #1                                                      5.29          02/28/2007          57,044
          39,038   SAINT GERMAIN FUNDING++                                                 5.30          03/02/2007          38,873
          81,330   SAINT GERMAIN FUNDING++                                                 5.32          03/01/2007          80,998
         185,270   SHEFFIELD RECEIVABLES CORPORATION++                                     5.28          02/12/2007         184,974
          32,532   SLM CORPORATION+++/-                                                    5.32          02/12/2008          32,540
           3,253   STANFIELD VICTORIA FUNDING++                                            5.32          04/16/2007           3,218
          50,425   TASMAN FUNDING INCORPORATED++                                           5.28          02/05/2007          50,395
          53,414   TIERRA ALTA FUNDING I LIMITED                                           5.31          03/14/2007          53,095
           9,403   TRAVELERS INSURANCE COMPANY+/-                                          5.39          02/09/2007           9,403
          40,665   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                      5.33          06/15/2007          40,670
          40,665   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      5.33          03/09/2007          40,672
           4,229   VERSAILLES CDS LLC                                                      5.28          02/15/2007           4,221
           9,857   VERSAILLES CDS LLC                                                      5.31          03/22/2007           9,787
          27,978   ZELA FINANCE INCORPORATED++                                             5.33          03/12/2007          27,819

                                                                                                                          4,241,416
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,425,536)                                                                 4,425,536
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 3.85%
       2,233,342   WELLS FARGO MONEY MARKET TRUST~@                                                                    $  2,233,342
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,233,342)                                                                            2,233,342
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $57,178,646)*                           109.21%                                                                  $ 63,336,683
OTHER ASSETS AND LIABILITIES, NET              (9.21)                                                                    (5,341,610)
                                              ------                                                                   ------------

TOTAL NET ASSETS                              100.00%                                                                  $ 57,995,073
                                              ======                                                                   ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,233,342.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.33%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.20%
          14,375   HANESBRANDS INCORPORATED+<<                                                                         $    367,713
                                                                                                                       ------------

BIOPHARMACEUTICALS - 0.02%
           2,000   PDL BIOPHARMA INCORPORATED+                                                                               41,020
                                                                                                                       ------------
BUSINESS SERVICES - 0.19%
           1,000   EBAY INCORPORATED+                                                                                        32,390
           5,000   ELECTRONIC ARTS INCORPORATED+                                                                            250,000
           2,000   SYMANTEC CORPORATION+<<                                                                                   35,420
           1,000   YAHOO! INCORPORATED+                                                                                      28,310

                                                                                                                            346,120
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 6.07%
             290   BASF AG ADR<<                                                                                             28,063
          60,000   BRISTOL-MYERS SQUIBB COMPANY                                                                           1,727,400
          84,000   DOW CHEMICAL COMPANY                                                                                   3,489,360
          50,631   E.I. DU PONT DE NEMOURS & COMPANY                                                                      2,509,272
           1,000   MERCK SERONO SA ADR                                                                                       22,110
         127,000   PFIZER INCORPORATED                                                                                    3,332,480
              60   TRONOX INCORPORATED CLASS B                                                                                  856

                                                                                                                         11,109,541
                                                                                                                       ------------
COMMUNICATIONS - 12.81%
         340,482   AT&T INCORPORATED                                                                                     12,812,338
           9,000   CENTURYTEL INCORPORATED                                                                                  403,560
          25,000   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                908,000
         134,000   COMCAST CORPORATION CLASS A+<<                                                                         5,938,880
           2,550   EMBARQ CORPORATION                                                                                       141,551
           3,070   LIBERTY GLOBAL INCORPORATED SERIES A+<<                                                                   92,284
           8,022   LIBERTY GLOBAL INCORPORATED SERIES C+                                                                    226,461
          18,700   LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                    1,913,010
           1,000   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   24,370
           4,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                          32,600
          51,000   SPRINT NEXTEL CORPORATION                                                                                909,330
           1,000   VODAFONE GROUP PLC ADR                                                                                    29,390
           1,033   WINDSTREAM CORPORATION                                                                                    15,371

                                                                                                                         23,447,145
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 8.67%
          51,400   BANK OF AMERICA CORPORATION                                                                            2,702,612
           1,000   BANK OF NEW YORK COMPANY INCORPORATED                                                                     40,010
         104,000   CITIGROUP INCORPORATED                                                                                 5,733,520
           8,000   COMPASS BANCSHARES INCORPORATED                                                                          487,200
          48,400   JPMORGAN CHASE & COMPANY                                                                               2,465,012
          11,000   KEYCORP                                                                                                  419,870
           1,000   MELLON FINANCIAL CORPORATION                                                                              42,740
          32,000   NATIONAL CITY CORPORATION                                                                              1,211,200
          13,000   REGIONS FINANCIAL CORPORATION                                                                            471,380
          47,000   US BANCORP                                                                                             1,673,200
          11,000   WACHOVIA CORPORATION                                                                                     621,500

                                                                                                                         15,868,244
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.21%
             700   DTE ENERGY COMPANY<<                                                                                      32,459
           6,600   PROGRESS ENERGY INCORPORATED                                                                             313,764
          49,000   WASTE MANAGEMENT INCORPORATED                                                                          1,861,020

                                                                                                                          2,207,243
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.55%
         350,000   GENERAL ELECTRIC COMPANY                                                                            $ 12,617,500
         165,000   INTEL CORPORATION                                                                                      3,458,400
           1,000   NOKIA OYJ ADR                                                                                             22,100
         103,000   TEXAS INSTRUMENTS INCORPORATED                                                                         3,212,570

                                                                                                                         19,310,570
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS - 15.40%
          13,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    662,610
          15,000   COCA-COLA ENTERPRISES INCORPORATED                                                                       307,800
          60,000   CONAGRA FOODS INCORPORATED                                                                             1,542,600
         258,000   DEL MONTE FOODS COMPANY                                                                                2,956,680
         221,900   KRAFT FOODS INCORPORATED CLASS A                                                                       7,748,748
           2,000   SARA LEE CORPORATION                                                                                      34,300
         171,000   THE COCA-COLA COMPANY                                                                                  8,187,480
         126,000   THE HERSHEY COMPANY                                                                                    6,431,040
          18,000   TYSON FOODS INCORPORATED CLASS A                                                                         319,500

                                                                                                                         28,190,758
                                                                                                                       ------------
FOOD STORES - 2.52%
         180,000   KROGER COMPANY                                                                                         4,608,000
                                                                                                                       ------------
FURNITURE & FIXTURES - 0.02%
           1,000   NEWELL RUBBERMAID INCORPORATED<<                                                                          29,540
                                                                                                                       ------------
HEALTH SERVICES - 0.01%
           2,000   NEKTAR THERAPEUTICS+                                                                                      25,400
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.09%
          10,000   DISCOVERY HOLDING COMPANY CLASS A+                                                                       165,700
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.92%
         183,000   APPLIED MATERIALS INCORPORATED                                                                         3,244,590
           2,000   CAMERON INTERNATIONAL CORPORATION+                                                                       105,000
           8,000   DEERE & COMPANY                                                                                          802,240
         131,000   DELL INCORPORATED+                                                                                     3,176,750
           1,000   HEWLETT-PACKARD COMPANY                                                                                   43,280
          90,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            8,923,500
           1,000   PALL CORPORATION                                                                                          34,760

                                                                                                                         16,330,120
                                                                                                                       ------------
INSURANCE AGENTS, BROKERS & SERVICE - 1.21%
          75,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,212,500
                                                                                                                       ------------
INSURANCE CARRIERS - 1.47%
          17,800   ALLSTATE CORPORATION                                                                                   1,070,848
           1,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 68,450
          15,000   CHUBB CORPORATION                                                                                        780,600
          10,000   LINCOLN NATIONAL CORPORATION                                                                             671,400
             930   METLIFE INCORPORATED                                                                                      57,772
           1,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                 50,850

                                                                                                                          2,699,920
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.01%
           1,000   EASTMAN KODAK COMPANY                                                                                     25,860
                                                                                                                       ------------
MEDICAL EQUIPMENT & SUPPLIES - 3.82%
         130,000   MEDTRONIC INCORPORATED                                                                                 6,948,500
           1,000   ST. JUDE MEDICAL INCORPORATED+                                                                            42,760

                                                                                                                          6,991,260
                                                                                                                       ------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING - 3.48%
         95,000    BARRICK GOLD CORPORATION                                                                         $     2,813,900
         79,000    NEWMONT MINING CORPORATION                                                                             3,562,900

                                                                                                                          6,376,800
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.66%
        210,000    TYCO INTERNATIONAL LIMITED                                                                             6,694,800
                                                                                                                    ---------------
MOTION PICTURES - 7.78%
        500,000    TIME WARNER INCORPORATED                                                                              10,935,000
         94,260    WALT DISNEY COMPANY                                                                                    3,315,124

                                                                                                                         14,250,124
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 0.22%
         15,000    HANOVER COMPRESSOR COMPANY+                                                                              290,250
          4,000    PRIDE INTERNATIONAL INCORPORATED+                                                                        115,240

                                                                                                                            405,490
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.02%
          1,000    MEADWESTVACO CORPORATION                                                                                  30,140
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 8.27%
         73,000    CHEVRON CORPORATION                                                                                    5,320,240
        114,000    EXXON MOBIL CORPORATION                                                                                8,447,400
         20,000    ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                                    1,365,000

                                                                                                                         15,132,640
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.02%
          1,000    ALCOA INCORPORATED                                                                                        32,300
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.46%
         30,000    CBS CORPORATION CLASS B<<                                                                                935,100
         26,200    GANNETT COMPANY INCORPORATED                                                                           1,523,268
          2,590    READER'S DIGEST ASSOCIATION INCORPORATED                                                                  43,745
          4,000    VIACOM INCORPORATED CLASS B+<<                                                                           162,680

                                                                                                                          2,664,793
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.02%
            500    MORGAN STANLEY                                                                                            41,395
                                                                                                                    ---------------
TELEPHONE SERVICES - 0.02%
            800    COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                           33,792
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.02%
            300    FEDEX CORPORATION                                                                                         33,120
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.17%
          2,000    GENERAL DYNAMICS CORPORATION                                                                             156,300
          1,000    LOCKHEED MARTIN CORPORATION                                                                               97,190
          1,000    UNITED TECHNOLOGIES CORPORATION                                                                           68,019

                                                                                                                            321,509
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $133,649,513)                                                                                 179,993,557
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 5.02%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.21%
        327,085    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   327,085
         55,497    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           55,497

                                                                                                                            382,582
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 4.81%
$       104,719    ALPINE SECURITIZATION CORPORATION++                                   5.28%        02/01/2007    $       104,719
         30,419    AMERICAN GENERAL FINANCE CORPORATION+++/-                             5.37         02/15/2008             30,428
        101,397    AQUIFER FUNDING LIMITED                                               5.29         02/05/2007            101,338
        152,095    ATLAS CAPITAL FUNDING CORPORATION                                     5.30         02/26/2007            151,540
         84,497    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                     5.30         04/25/2007             84,501
         84,497    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                    5.33         10/25/2007             84,495
         84,497    BANCO SANTANDER TOTTA LOAN+++/-                                       5.32         02/15/2008             84,506
         84,497    BANK OF AMERICA NA SERIES BKNT+/-                                     5.36         06/19/2007             84,518
          7,297    BRYANT PARK FUNDING                                                   5.28         02/15/2007              7,282
          7,605    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/14/2007              7,559
         27,039    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/15/2007             26,874
        306,286    CHARTA                                                                5.31         03/20/2007            304,191
          3,836    CHEYNE FINANCE LLC                                                    5.31         04/18/2007              3,794
         77,738    CHEYNE FINANCE LLC                                                    5.32         03/16/2007             77,251
         84,497    CHEYNE FINANCE LLC SERIES MTN+++/-                                    5.33         07/16/2007             84,507
      1,092,674    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,092,837)            5.36         02/01/2007          1,092,674
        296,417    CORPORATE ASSET SECURITIZATION AUSTRALIA++                            5.31         02/26/2007            295,335
        186,607    CULLINAN FINANCE CORPORATION                                          5.28         02/01/2007            186,607
        168,995    CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                         5.28         06/25/2007            168,996
         74,358    DEER VALLEY FUNDING LLC++                                             5.32         02/27/2007             74,076
         15,517    DEER VALLEY FUNDING LLC++                                             5.32         02/28/2007             15,456
        168,995    FIVE FINANCE INCORPORATED SERIES MTN+++/-                             5.37         06/13/2007            169,035
        191,823    GEORGE STREET FINANCE LLC++                                           5.30         02/26/2007            191,122
         48,501    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                       5.46         03/30/2007             48,510
          6,760    HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                           5.42         05/15/2007              6,762
        121,605    HUDSON-THAMES LLC                                                     5.29         03/21/2007            120,755
          4,590    HUDSON-THAMES LLC++                                                   5.31         04/04/2007              4,548
         68,683    HUDSON-THAMES LLC++                                                   5.33         02/20/2007             68,493
          6,084    HUDSON-THAMES LLC++                                                   5.35         02/28/2007              6,060
        118,296    IBM CORPORATION SERIES MTN+/-                                         5.36         06/28/2007            118,339
        219,693    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         09/17/2007            219,693
         84,497    INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                            5.32         02/25/2008             84,499
      1,351,958    JPMCHASE SECURITIES CORPORATION REPURCHASE AGREEMENT (MATURITY
                   VALUE $1,352,159)                                                     5.36         02/01/2007          1,351,958
        342,028    JUPITER SECURITIZATION CORPORATION                                    5.28         02/13/2007            341,430
         33,799    K2 (USA) LLC+++/-                                                     5.33         09/28/2007             33,799
         50,698    KAUPTHING BANK SERIES MTN+++/-                                        5.40         03/20/2007             50,691
        217,158    KLIO FUNDING CORPORATION++                                            5.28         02/16/2007            216,683
        136,358    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.30         02/02/2007            136,338
         84,497    LIQUID FUNDING LIMITED++                                              5.31         03/05/2007             84,104
         20,279    LIQUID FUNDING LIMITED SERIES MTN+++/-                                5.29         02/20/2007             20,280
         84,497    LIQUID FUNDING LIMITED SERIES MTN+++/-                                5.30         03/06/2007             84,502
         33,799    MBIA GLOBAL FUNDING LLC+++/-                                          5.32         02/20/2007             33,799
         84,497    MORGAN STANLEY+/-                                                     5.30         07/12/2007             84,497
         84,497    MORGAN STANLEY+/-                                                     5.38         08/07/2007             84,497
         84,497    MORGAN STANLEY+/-                                                     5.48         07/27/2007             84,558
         15,632    MORGAN STANLEY SERIES EXL+/-                                          5.38         02/15/2008             15,639
         13,520    NATIONAL CITY BANK+/-                                                 5.40         09/04/2007             13,522

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        60,551    NATIONWIDE BUILDING SOCIETY+++/-                                      5.48%        07/20/2007    $        60,597
         68,446    NORTH SEA FUNDING                                                     5.30         02/28/2007             68,177
        168,995    NORTHERN ROCK PLC+++/-SS.                                             5.32         03/05/2008            169,018
         49,722    PARAGON MORTGAGES PLC SERIES 12A+++/-                                 5.30         05/15/2007             49,722
        137,389    PICAROS FUNDING PLC                                                   5.29         02/27/2007            136,869
         67,598    PREMIUM ASSET TRUST+++/-                                              5.48         12/21/2007             67,693
         84,497    PREMIUM ASSET TRUST SERIES 06-B+++/-                                  5.37         12/16/2007             84,497
         13,672    RACERS TRUST SERIES 2004-6-MM+++/-                                    5.34         07/20/2007             13,673
        101,397    REGENCY MARKETS #1                                                    5.28         02/01/2007            101,397
        118,999    REGENCY MARKETS #1                                                    5.29         02/28/2007            118,530
         81,117    SAINT GERMAIN FUNDING++                                               5.30         03/02/2007             80,774
        168,995    SAINT GERMAIN FUNDING++                                               5.32         03/01/2007            168,305
        384,970    SHEFFIELD RECEIVABLES CORPORATION++                                   5.28         02/12/2007            384,354
         67,598    SLM CORPORATION+++/-                                                  5.32         02/12/2008             67,614
          6,760    STANFIELD VICTORIA FUNDING++                                          5.32         04/16/2007              6,687
        104,777    TASMAN FUNDING INCORPORATED++                                         5.28         02/05/2007            104,716
        110,989    TIERRA ALTA FUNDING I LIMITED                                         5.31         03/14/2007            110,326
         19,539    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/09/2007             19,539
         84,497    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                    5.33         06/15/2007             84,507
         84,497    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    5.33         03/09/2007             84,513
          8,788    VERSAILLES CDS LLC                                                    5.28         02/15/2007              8,770
         20,482    VERSAILLES CDS LLC                                                    5.31         03/22/2007             20,336
         58,134    ZELA FINANCE INCORPORATED++                                           5.33         03/12/2007             57,804

                                                                                                                          8,813,178
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,195,760)                                                                 9,195,760
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.39%
      2,538,944    WELLS FARGO MONEY MARKET TRUST~@                                                                       2,538,944

TOTAL SHORT-TERM INVESTMENTS (COST $2,538,944)                                                                            2,538,944
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $145,384,217)*                           104.74%                                                              $   191,728,261
OTHER ASSETS AND LIABILITIES, NET               (4.74)                                                                   (8,682,888)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   183,045,373
                                               ======                                                               ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,538,944.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

              STATEMENTS OF ASSETS AND LIABILITIES--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          ENDEAVOR
                                                                             LARGE
                                                                          CAP FUND
----------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................   $    44,966,337
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................         1,263,536
   INVESTMENTS IN AFFILIATES ...................................           395,916
                                                                   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............        46,625,789
                                                                   ---------------
   CASH ........................................................                 0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............                 0
   RECEIVABLE FOR FUND SHARES ISSUED ...........................            17,106
   RECEIVABLE FOR INVESTMENTS SOLD .............................           842,883
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................            25,725
   PREPAID EXPENSES AND OTHER ASSETS ...........................                 0
                                                                   ---------------
TOTAL ASSETS ...................................................        47,511,503
                                                                   ---------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................             5,166
   PAYABLE FOR INVESTMENTS PURCHASED ...........................           909,081
   DIVIDENDS PAYABLE ...........................................                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......            45,455
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....             8,936
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................         1,263,536
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................             1,064
                                                                   ---------------
TOTAL LIABILITIES ..............................................         2,233,238
                                                                   ---------------
TOTAL NET ASSETS ...............................................   $    45,278,265
                                                                   ===============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................   $    38,959,792
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................          (130,453)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......         1,296,493
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
     LIABILITIES DENOMINATED IN FOREIGN CURRENCIES .............         5,152,433
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .......                 0
                                                                   ---------------
TOTAL NET ASSETS ...............................................   $    45,278,265
                                                                   ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
----------------------------------------------------------------------------------
   NET ASSETS -- CLASS A .......................................   $    40,622,984
   SHARES OUTSTANDING -- CLASS A ...............................         3,584,365
   NET ASSET VALUE PER SHARE -- CLASS A ........................   $         11.33
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A(2) ..............   $         12.02
   NET ASSETS -- CLASS B .......................................   $     3,130,817
   SHARES OUTSTANDING -- CLASS B ...............................           287,715
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -- CLASS B .....   $         10.88
   NET ASSETS -- CLASS C .......................................   $     1,524,464
   SHARES OUTSTANDING -- CLASS C ...............................           140,101
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -- CLASS C .....   $         10.88
   NET ASSETS -- CLASS Z .......................................               N/A
   SHARES OUTSTANDING -- CLASS Z ...............................               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -- CLASS Z .....               N/A
   NET ASSETS -- ADMINISTRATOR CLASS ...........................               N/A
   SHARES OUTSTANDING -- ADMINISTRATOR CLASS ...................               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE --
     ADMINISTRATOR CLASS .......................................               N/A
   NET ASSETS -- INSTITUTIONAL CLASS ...........................               N/A
   SHARES OUTSTANDING -- INSTITUTIONAL CLASS ...................               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE --
     INSTITUTIONAL CLASS .......................................               N/A
                                                                   ---------------
INVESTMENTS AT COST ............................................   $    41,473,356
                                                                   ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                            LARGE
                                                                          ENDEAVOR          EQUITY        COMPANY      U.S. VALUE
                                                                       SELECT FUND      INDEX FUND      CORE FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................   $ 1,062,466,161   $ 378,109,266   $ 56,677,805   $ 179,993,557
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................       112,174,614      23,142,080      4,425,536       9,195,760
   INVESTMENTS IN AFFILIATES ...................................        32,244,260       6,178,324      2,233,342       2,538,944
                                                                   ---------------   -------------   ------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............     1,206,885,035     407,429,670     63,336,683     191,728,261
                                                                   ---------------   -------------   ------------   -------------
   CASH ........................................................                 0          50,000              0               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............                 0          18,000              0               0
   RECEIVABLE FOR FUND SHARES ISSUED ...........................         2,195,784          18,113          7,160          93,337
   RECEIVABLE FOR INVESTMENTS SOLD .............................        10,925,366         142,072              0               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................           511,206         363,512         14,913         454,199
   PREPAID EXPENSES AND OTHER ASSETS ...........................            76,946               0              0         188,382
                                                                   ---------------   -------------   ------------   -------------
TOTAL ASSETS ...................................................     1,220,594,337     408,021,367     63,358,756     192,464,179
                                                                   ---------------   -------------   ------------   -------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................           275,955         221,871         60,256          10,531
   PAYABLE FOR INVESTMENTS PURCHASED ...........................        24,660,464               0        847,538               0
   DIVIDENDS PAYABLE ...........................................                 5               0              0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......           719,099         115,851         14,553         159,743
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....            54,316          80,728         11,612          52,772
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................       112,174,614      23,142,080      4,425,536       9,195,760
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................                 0          48,898          4,188               0
                                                                   ---------------   -------------   ------------   -------------
TOTAL LIABILITIES ..............................................       137,884,453      23,609,428      5,363,683       9,418,806
                                                                   ---------------   -------------   ------------   -------------
TOTAL NET ASSETS ...............................................   $ 1,082,709,884   $ 384,411,939   $ 57,995,073   $ 183,045,373
                                                                   ===============   =============   ============   =============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................   $   974,385,443   $ 194,412,233   $ 47,476,100   $ 117,432,542
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................          (728,835)        273,194         72,591         180,678
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......       (16,572,491)      4,388,369      4,288,345      19,088,109
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
     LIABILITIES DENOMINATED IN FOREIGN CURRENCIES .............       125,625,767     185,317,956      6,158,037      46,344,044
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .......                 0          20,187              0               0
                                                                   ---------------   -------------   ------------   -------------
TOTAL NET ASSETS ...............................................   $ 1,082,709,884   $ 384,411,939   $ 57,995,073   $ 183,045,373
                                                                   ---------------   -------------   ------------   -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS -- CLASS A .......................................   $   158,468,486   $ 355,019,277   $ 15,018,183   $   3,334,510
   SHARES OUTSTANDING -- CLASS A ...............................        15,135,686       7,210,538      1,429,159         179,373
   NET ASSET VALUE PER SHARE -- CLASS A ........................   $         10.47   $       49.24   $      10.51   $       18.59
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A(2) ..............   $         11.11   $       52.24   $      11.15   $       19.72
   NET ASSETS -- CLASS B .......................................   $    11,968,028   $  29,392,662   $  4,424,223   $   4,637,420
   SHARES OUTSTANDING -- CLASS B ...............................         1,200,271         594,983        438,134         250,615
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -- CLASS B .....   $          9.97   $       49.40   $      10.10   $       18.50
   NET ASSETS -- CLASS C .......................................   $     8,076,782             N/A   $  2,881,611   $   2,061,701
   SHARES OUTSTANDING -- CLASS C ...............................           810,772             N/A        285,655         111,948
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -- CLASS C .....   $          9.96             N/A   $      10.09   $       18.42
   NET ASSETS -- CLASS Z .......................................               N/A             N/A   $ 33,695,335   $  43,674,264
   SHARES OUTSTANDING -- CLASS Z ...............................               N/A             N/A      3,220,850       2,323,294
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -- CLASS Z .....               N/A             N/A   $      10.46   $       18.80
   NET ASSETS -- ADMINISTRATOR CLASS ...........................   $    83,272,511             N/A   $  1,975,721   $ 129,337,478
   SHARES OUTSTANDING -- ADMINISTRATOR CLASS ...................         7,920,063             N/A        189,655       7,023,880
   NET ASSET VALUE AND OFFERING PRICE PER SHARE --
     ADMINISTRATOR CLASS .......................................   $         10.51             N/A         $10.42   $       18.41
   NET ASSETS -- INSTITUTIONAL CLASS ...........................   $   820,924,077             N/A            N/A             N/A
   SHARES OUTSTANDING -- INSTITUTIONAL CLASS ...................        77,816,168             N/A            N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE --
     INSTITUTIONAL CLASS .......................................   $         10.55             N/A            N/A             N/A
                                                                   ---------------   -------------   ------------   -------------
INVESTMENTS AT COST ............................................   $ 1,081,259,268   $ 222,111,714   $ 57,178,646   $ 145,384,217
                                                                   ===============   =============   ============   =============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                                                      STATEMENTS OF OPERATIONS--
                           FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  ENDEAVOR
                                                                                     LARGE
                                                                                  CAP FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..........................................................     $   154,327
   INTEREST ..............................................................               4
   INCOME FROM AFFILIATED SECURITIES .....................................           9,403
   SECURITIES LENDING INCOME, NET ........................................             289
                                                                               -----------
TOTAL INVESTMENT INCOME ..................................................         164,023
                                                                               -----------
EXPENSES
   ADVISORY FEES .........................................................         166,573
   ADMINISTRATION FEES
     FUND LEVEL ..........................................................          11,105
     CLASS A .............................................................          55,896
     CLASS B .............................................................           4,336
     CLASS C .............................................................           1,956
     CLASS Z .............................................................             N/A
     ADMINISTRATOR CLASS .................................................             N/A
     INSTITUTIONAL CLASS .................................................             N/A
   CUSTODY FEES ..........................................................           4,442
   SHAREHOLDER SERVICING FEES ............................................          55,524
   ACCOUNTING FEES .......................................................          17,565
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .............................................................          11,613
     CLASS C .............................................................           5,239
   PROFESSIONAL FEES .....................................................          11,798
   REGISTRATION FEES .....................................................          14,341
   SHAREHOLDER REPORTS ...................................................           4,014
   TRUSTEES' FEES ........................................................           4,300
   OTHER FEES AND EXPENSES ...............................................           1,405
                                                                               -----------
TOTAL EXPENSES ...........................................................         370,107
                                                                               -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................         (75,631)
   NET EXPENSES ..........................................................         294,476
                                                                               -----------
NET INVESTMENT INCOME (LOSS) .............................................        (130,453)
                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......       1,451,761
   AFFILIATED SECURITIES .................................................               0
   FUTURES TRANSACTIONS ..................................................               0
                                                                                ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................       1,451,761
                                                                                ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......       4,346,309
   FUTURES TRANSACTIONS ..................................................               0
                                                                               -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......       4,346,309
                                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................       5,798,070
                                                                               -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........     $ 5,667,617
                                                                               ===========

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................     $       465

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                            LARGE
                                                                       ENDEAVOR           EQUITY          COMPANY        U.S VALUE
                                                                    SELECT FUND       INDEX FUND        CORE FUND             FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................   $   2,641,687    $   3,520,871    $     510,582    $   2,697,985
   INTEREST ...................................................               0            5,684                0              245
   INCOME FROM AFFILIATED SECURITIES ..........................         913,093          156,025           23,997          778,478
   SECURITIES LENDING INCOME, NET .............................          13,981           21,959            1,475           10,637
                                                                  -------------    -------------    -------------    -------------
TOTAL INVESTMENT INCOME .......................................       3,568,761        3,704,539          536,054        3,487,345
                                                                  -------------    -------------    -------------    -------------
EXPENSES
   ADVISORY FEES ..............................................       3,407,822          188,921          254,114        1,102,140
   ADMINISTRATION FEES
     FUND LEVEL ...............................................         234,573           94,460           16,941           73,476
     CLASS A ..................................................         217,161          485,352           21,754            3,294
     CLASS B ..................................................          16,536           43,626            6,438            5,301
     CLASS C ..................................................          10,747              N/A            4,095            2,475
     CLASS Z ..................................................             N/A              N/A           75,621           85,317
     ADMINISTRATOR CLASS ......................................          39,243              N/A            5,546          120,810
     INSTITUTIONAL CLASS ......................................         274,082              N/A              N/A              N/A
   CUSTODY FEES ...............................................          93,829           37,784            6,776           29,390
   SHAREHOLDER SERVICING FEES .................................         316,361          472,302           84,705          367,381
   ACCOUNTING FEES ............................................          45,077           18,961           24,972           32,054
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..................................................          44,292          116,856           17,245           17,285
     CLASS C ..................................................          28,786              N/A           10,967            8,072
   PROFESSIONAL FEES ..........................................          14,522           13,384           12,096           13,390
   REGISTRATION FEES ..........................................          45,586           13,538           22,915           20,371
   SHAREHOLDER REPORTS ........................................         112,666           97,765           10,487           10,853
   TRUSTEES' FEES .............................................           4,300            4,300            4,300            4,300
   OTHER FEES AND EXPENSES ....................................           7,515           11,487            2,073            5,164
                                                                  -------------    -------------    -------------    -------------
TOTAL EXPENSES ................................................       4,913,098        1,598,736          581,045        1,901,073
                                                                  -------------    -------------    -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............        (615,502)        (310,569)        (117,587)        (374,116)
   NET EXPENSES ...............................................       4,297,596        1,288,167          463,458        1,526,957
                                                                  -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ..................................        (728,835)       2,416,372           72,596        1,960,388
                                                                  -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................      (1,213,989)      13,678,392        5,227,688       25,171,043
   AFFILIATED SECURITIES ......................................               0          169,333                0                0
   FUTURES TRANSACTIONS .......................................               0          308,535                0                0
                                                                  -------------    -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................      (1,213,989)      14,156,260        5,227,688       25,171,043
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................     109,783,002       30,266,346        7,202,237        8,231,026
   FUTURES TRANSACTIONS .......................................               0          (11,963)               0                0
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS ..............................................     109,783,002       30,254,383        7,202,237        8,231,026
                                                                  -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS ..............................................     108,569,013       44,410,643       12,429,925       33,402,069
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................   $ 107,840,178    $  46,827,015    $  12,502,521    $  35,362,457
                                                                  =============    =============    =============    =============

(1) NET OF FOREIGN WITHHOLDING TAXES OF .......................   $       4,079    $           0    $           0    $       3,780

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 ENDEAVOR LARGE CAP FUND
                                                                                           -----------------------------------
                                                                                                    FOR THE
                                                                                           SIX MONTHS ENDED            FOR THE
                                                                                           JANUARY 31, 2007         YEAR ENDED
                                                                                                (UNAUDITED)      JULY 31, 2006
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................      $ 42,241,422      $  50,654,746

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................          (130,453)          (250,967)
   NET REALIZED GAIN (LOSS) ON  INVESTMENTS .............................................         1,451,761          5,402,975
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................         4,346,309         (6,349,711)
                                                                                               ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................         5,667,617         (1,197,703)
                                                                                               ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................................                 0                  0
      CLASS B ...........................................................................                 0                  0
      CLASS C ...........................................................................                 0                  0
      CLASS Z ...........................................................................               N/A                N/A
      ADMINISTRATOR CLASS ...............................................................               N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................................          (929,996)        (5,772,339)
      CLASS B ...........................................................................           (76,620)          (389,907)
      CLASS C ...........................................................................           (35,439)          (123,335)
      CLASS Z ...........................................................................               N/A                N/A
      ADMINISTRATOR CLASS ...............................................................               N/A                N/A
      INSTITUTIONAL CLASS ...............................................................               N/A                N/A
                                                                                               ------------      -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................        (1,042,055)        (6,285,581)
                                                                                               ------------      -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................         4,731,790         17,806,385
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................           908,072          5,695,929
   COST OF SHARES REDEEMED - CLASS A ....................................................        (7,218,651)       (27,665,840)
                                                                                               ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ............................................................................        (1,578,789)        (4,163,526)
                                                                                               ------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................................           351,974          2,705,817
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................................            74,160            372,217
   COST OF SHARES REDEEMED - CLASS B ....................................................          (539,309)          (950,239)
                                                                                               ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ............................................................................          (113,175)         2,127,795
                                                                                               ------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................................           262,617          1,187,687
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................................            30,531             94,148
   COST OF SHARES REDEEMED - CLASS C ....................................................          (189,903)          (176,144)
                                                                                               ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ............................................................................           103,245          1,105,691
                                                                                               ------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) .........................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) .....................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ...........................................               N/A                N/A
                                                                                               ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS Z ............................................................................               N/A                N/A
                                                                                               ------------      -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........................               N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............................               N/A                N/A
                                                                                               ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..................................................................               N/A                N/A
                                                                                               ------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........................               N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............................               N/A                N/A
                                                                                               ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ..................................................................               N/A                N/A
                                                                                               ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........        (1,588,719)          (930,040)
                                                                                               ============      =============
NET INCREASE (DECREASE) IN NET ASSETS ...................................................         3,036,843         (8,413,324)
                                                                                               ============      =============
ENDING NET ASSETS .......................................................................      $ 45,278,265      $  42,241,422
                                                                                               ============      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                          ENDEAVOR SELECT FUND
                                                                                  -----------------------------------
                                                                                           FOR THE
                                                                                  SIX MONTHS ENDED            FOR THE
                                                                                  JANUARY 31, 2007         YEAR ENDED
                                                                                       (UNAUDITED)      JULY 31, 2006
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................   $   776,396,153      $ 137,260,367

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................          (728,835)        (1,306,766)
   NET REALIZED GAIN (LOSS) ON  INVESTMENTS ....................................        (1,213,989)       (13,638,938)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS ...............................................................       109,783,002         (6,024,946)
                                                                                   ---------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................       107,840,178        (20,970,650)
                                                                                   ---------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..................................................................                 0                  0
      CLASS B ..................................................................                 0                  0
      CLASS C ..................................................................                 0                  0
      CLASS Z ..................................................................               N/A                N/A
      ADMINISTRATOR CLASS ......................................................                 0                  0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..................................................................            (6,794)          (986,759)
      CLASS B ..................................................................              (539)           (84,599)
      CLASS C ..................................................................              (365)           (34,483)
      CLASS Z ..................................................................               N/A                N/A
      ADMINISTRATOR CLASS ......................................................            (3,396)          (788,249)
      INSTITUTIONAL CLASS ......................................................           (31,896)        (1,824,412)
                                                                                   ---------------      -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................           (42,990)        (3,718,502)
                                                                                   ---------------      -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................................        23,452,078        125,429,280
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................................             6,678            974,332
   COST OF SHARES REDEEMED - CLASS A ...........................................       (31,222,945)       (24,054,081)
                                                                                   ---------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ...................................................................        (7,764,189)       102,349,531
                                                                                   ---------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................................         1,070,899          9,051,439
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................................               515             80,357
   COST OF SHARES REDEEMED - CLASS B ...........................................        (1,738,985)        (1,786,584)
                                                                                   ---------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ...................................................................          (667,571)         7,345,212
                                                                                   ---------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................         1,185,028          6,639,741
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................................               595             33,720
   COST OF SHARES REDEEMED - CLASS C ...........................................          (831,935)        (1,259,797)
                                                                                   ---------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ...................................................................           353,688          5,413,664
                                                                                   ---------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ............................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ..................................               N/A                N/A
                                                                                   ---------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS Z ...................................................................               N/A                N/A
                                                                                   ---------------      -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ....................         9,806,451         26,744,329
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ................             3,369            712,347
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ......................       (10,010,265)       (32,101,039)
                                                                                   ---------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS .......................................................          (200,445)        (4,644,363)
                                                                                   ---------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ....................       240,781,865        568,892,107
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ................            30,776          1,823,388
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ......................       (34,017,581)       (17,354,601)
                                                                                   ---------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS .......................................................       206,795,060        553,360,894
                                                                                   ---------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..........................................................       198,516,543        663,824,938
                                                                                   ===============      =============
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       306,313,731        639,135,786
                                                                                   ===============      =============
ENDING NET ASSETS ..............................................................   $ 1,082,709,884      $ 776,396,153
                                                                                   ===============      =============

                                                                     EQUITY INDEX FUND                LARGE COMPANY CORE FUND
                                                              --------------------------------  -----------------------------------
                                                                       FOR THE                           FOR THE
                                                              SIX MONTHS ENDED         FOR THE  SIX MONTHS ENDED            FOR THE
                                                              JANUARY 31, 2007      YEAR ENDED  JANUARY 31, 2007         YEAR ENDED
                                                                   (UNAUDITED)   JULY 31, 2006       (UNAUDITED)      JULY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................     $ 360,793,528   $ 395,374,896     $  72,870,600      $ 123,890,237

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         2,416,372       4,699,692            72,596            231,679
   NET REALIZED GAIN (LOSS) ON  INVESTMENTS ................        14,156,260      36,577,779         5,227,688            (47,486)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS ...........................................        30,254,383     (23,263,419)        7,202,237         (2,163,858)
                                                                 -------------   -------------     -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................        46,827,015      18,014,052        12,502,521         (1,979,665)
                                                                 -------------   -------------     -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................        (4,575,260)     (4,414,299)          (50,637)                 0
      CLASS B ..............................................          (133,546)       (104,547)                0                  0
      CLASS C ..............................................               N/A             N/A                 0                  0
      CLASS Z ..............................................               N/A             N/A           (93,149)           (71,101)
      ADMINISTRATOR CLASS ..................................               N/A             N/A            (2,038)          (105,013)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................       (35,677,464)    (29,848,682)         (215,696)          (589,706)
      CLASS B ..............................................        (3,058,652)     (2,960,786)          (67,414)          (145,940)
      CLASS C ..............................................               N/A             N/A           (41,398)           (95,809)
      CLASS Z ..............................................               N/A             N/A          (478,953)          (896,590)
      ADMINISTRATOR CLASS ..................................               N/A             N/A            (1,189)          (426,738)
      INSTITUTIONAL CLASS ..................................               N/A             N/A               N/A                N/A
                                                                 -------------   -------------     -------------      -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................       (43,444,922)    (37,328,314)         (950,474)        (2,330,897)
                                                                 -------------   -------------     -------------      -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................        19,514,261      44,521,301           316,108          1,131,042
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................        39,680,091      33,789,694           260,417            583,424
   COST OF SHARES REDEEMED - CLASS A .......................       (36,407,749)    (85,896,992)       (3,691,618)       (25,071,934)
                                                                 -------------   -------------     -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................        22,786,603      (7,585,997)       (3,115,093)       (23,357,468)
                                                                 -------------   -------------     -------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................           572,917       1,256,224           175,783            109,538
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................         3,027,851       2,878,544            66,262            144,166
   COST OF SHARES REDEEMED - CLASS B .......................        (6,151,053)    (11,815,877)       (1,025,931)        (3,647,704)
                                                                 -------------   -------------     -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................        (2,550,285)     (7,681,109)         (783,886)        (3,394,000)
                                                                 -------------   -------------     -------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................               N/A             N/A            41,224             66,358
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................               N/A             N/A            40,908             94,727
   COST OF SHARES REDEEMED - CLASS C .......................               N/A             N/A          (545,679)        (2,298,227)
                                                                 -------------   -------------     -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...............               N/A             N/A          (463,547)        (2,137,142)
                                                                 -------------   -------------     -------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ............               N/A             N/A           579,452          1,457,901
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ........               N/A             N/A           564,798            953,572
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ..............               N/A             N/A        (4,642,013)       (17,318,398)
                                                                 -------------   -------------     -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS Z ....................               N/A             N/A        (3,497,763)       (14,906,925)
                                                                 -------------   -------------     -------------      -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR
     CLASS (NOTE 1) ........................................               N/A             N/A         9,187,211          2,372,914
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) .......................................               N/A             N/A             3,228            531,752
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..               N/A             N/A       (27,757,724)        (5,818,206)
                                                                 -------------   -------------     -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ADMINISTRATOR CLASS .....               N/A             N/A       (18,567,285)        (2,913,540)
                                                                 -------------   -------------     -------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS
     (NOTE 1) ..............................................               N/A             N/A               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS (NOTE 1) ........................................               N/A             N/A               N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..               N/A             N/A               N/A                N/A
                                                                 -------------   -------------     -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........               N/A             N/A               N/A                N/A
                                                                 -------------   -------------     -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................        20,236,318     (15,267,106)      (26,427,574)       (46,709,075)
                                                                 =============   =============     =============      =============
NET INCREASE (DECREASE) IN NET ASSETS ......................        23,618,411     (34,581,368)      (14,875,527)       (51,019,637)
                                                                 =============   =============     =============      =============
ENDING NET ASSETS ..........................................     $ 384,411,939   $ 360,793,528     $  57,995,073      $  72,870,600
                                                                 =============   =============     =============      =============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   ENDEAVOR LARGE CAP FUND
                                                                                              ---------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED           FOR THE
                                                                                              JANUARY 31, 2007        YEAR ENDED
                                                                                                   (UNAUDITED)     JULY 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................            438,115         1,565,848
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................             82,178           519,702
   SHARES REDEEMED - CLASS A ..............................................................           (664,853)       (2,349,339)
                                                                                                    ----------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................           (144,560)         (263,789)
                                                                                                    ----------      ------------
   SHARES SOLD - CLASS B ..................................................................             33,612           243,037
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................              6,983            35,049
   SHARES REDEEMED - CLASS B ..............................................................            (51,604)          (90,327)
                                                                                                    ----------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................            (11,009)          187,759
                                                                                                    ----------      ------------
   SHARES SOLD - CLASS C ..................................................................             24,768           107,877
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................              2,875             8,864
   SHARES REDEEMED - CLASS C ..............................................................            (18,111)          (16,431)
                                                                                                    ----------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................              9,532           100,310
                                                                                                    ----------      ------------
   SHARES SOLD - CLASS Z (NOTE 1) .........................................................                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ......................                N/A               N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) .....................................................                N/A               N/A
                                                                                                    ----------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...................................                N/A               N/A
                                                                                                    ----------      ------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........                N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................                N/A               N/A
                                                                                                    ----------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................                N/A               N/A
                                                                                                    ----------      ------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................................                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........                N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................                N/A               N/A
                                                                                                    ----------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................                N/A               N/A
                                                                                                    ----------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...           (146,037)           24,280
                                                                                                    ==========      ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................         $ (130,453)     $          0
                                                                                                    ==========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                      ENDEAVOR SELECT FUND                 EQUITY INDEX FUND
                                                                --------------------------------   --------------------------------
                                                                         FOR THE                            FOR THE
                                                                SIX MONTHS ENDED         FOR THE   SIX MONTHS ENDED         FOR THE
                                                                JANUARY 31, 2007      YEAR ENDED   JANUARY 31, 2007      YEAR ENDED
                                                                     (UNAUDITED)   JULY 31, 2006        (UNAUDITED)   JULY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .....................................         2,369,531      12,936,477            380,655         891,374
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..               653          97,629            812,074         697,501
   SHARES REDEEMED - CLASS A .................................        (3,149,744)     (2,499,154)          (718,049)     (1,732,588)
                                                                     -----------   -------------          ---------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......          (779,560)     10,534,952            474,680        (143,713)
                                                                     -----------   -------------          ---------    ------------
   SHARES SOLD - CLASS B .....................................           114,526         971,317             11,350          25,351
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     CLASS B .................................................                53           8,387             62,178          59,691
   SHARES REDEEMED - CLASS B .................................          (184,851)       (191,920)          (120,300)       (236,666)
                                                                     -----------   -------------          ---------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......           (70,272)        787,784            (46,772)       (151,624)
                                                                     -----------   -------------          ---------    ------------
   SHARES SOLD - CLASS C .....................................           125,635         705,042                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..                61           3,520                N/A             N/A
   SHARES REDEEMED - CLASS C .................................           (86,728)       (134,412)               N/A             N/A
                                                                     -----------   -------------          ---------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......            38,968         574,150                N/A             N/A
                                                                     -----------   -------------          ---------    ------------
   SHARES SOLD - CLASS Z (NOTE 1) ............................               N/A             N/A                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z
     (NOTE 1) ................................................               N/A             N/A                N/A             N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) ........................               N/A             N/A                N/A             N/A
                                                                     -----------   -------------          ---------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ......               N/A             N/A                N/A             N/A
                                                                     -----------   -------------          ---------    ------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ................           977,921       2,765,094                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS (NOTE 1) ............................               328          71,306                N/A             N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............        (1,007,058)     (3,331,437)               N/A             N/A
                                                                     -----------   -------------          ---------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATOR CLASS ........................................           (28,809)       (495,037)               N/A             N/A
                                                                     -----------   -------------          ---------    ------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ................        24,296,101      58,515,316                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS (NOTE 1) ............................             2,988         182,338                N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ............        (3,403,312)     (1,794,218)               N/A             N/A
                                                                     -----------   -------------          ---------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ........................................        20,895,777      56,903,436                N/A             N/A
                                                                     -----------   -------------          ---------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................        20,056,104      68,305,285            427,908        (295,337)
                                                                     ===========   =============          =========    ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS) .....................................................          (728,835)  $           0          $ 273,194    $  2,565,628
                                                                     ===========   =============          =========    ============

                                                                     LARGE COMPANY CORE FUND
                                                                --------------------------------
                                                                         FOR THE
                                                                SIX MONTHS ENDED         FOR THE
                                                                JANUARY 31, 2007      YEAR ENDED
                                                                     (UNAUDITED)   JULY 31, 2006
------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .....................................            31,424         123,636
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..            25,252          63,831
   SHARES REDEEMED - CLASS A .................................          (377,045)     (2,757,781)
                                                                    ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......          (320,369)     (2,570,314)
                                                                    ------------    ------------
   SHARES SOLD - CLASS B .....................................            18,939          12,563
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     CLASS B .................................................             6,713          16,309
   SHARES REDEEMED - CLASS B .................................          (107,803)       (414,297)
                                                                    ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......           (82,151)       (385,425)
                                                                    ------------    ------------
   SHARES SOLD - CLASS C .....................................             4,200           7,464
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..             4,149          10,728
   SHARES REDEEMED - CLASS C .................................           (57,682)       (260,796)
                                                                    ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......           (49,333)       (242,604)
                                                                    ------------    ------------
   SHARES SOLD - CLASS Z (NOTE 1) ............................            58,384         159,941
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z
     (NOTE 1) ................................................            55,072         104,439
   SHARES REDEEMED - CLASS Z (NOTE 1) ........................          (470,833)     (1,903,067)
                                                                    ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ......          (357,377)     (1,638,687)
                                                                    ------------    ------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ................           891,421         257,403
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS (NOTE 1) ............................               310          57,387
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............        (2,710,563)       (629,956)
                                                                    ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATOR CLASS ........................................        (1,818,832)       (315,166)
                                                                    ------------    ------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ................               N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS (NOTE 1) ............................               N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ............               N/A             N/A
                                                                    ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ........................................               N/A             N/A
                                                                    ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................        (2,628,062)     (5,152,196)
                                                                    ============    ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS) .....................................................      $     72,591    $    145,819
                                                                    ============    ============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                             U.S. VALUE FUND
                                                                                                   --------------------------------
                                                                                                            FOR THE
                                                                                                   SIX MONTHS ENDED         FOR THE
                                                                                                   JANUARY 31, 2007      YEAR ENDED
                                                                                                        (UNAUDITED)   JULY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................................      $ 293,930,604   $ 376,410,955

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................................          1,960,388       3,705,064
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................................         25,171,043      32,515,958
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................          8,231,026     (21,313,154)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................         35,362,457      14,907,868
                                                                                                      -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      Class A ..................................................................................            (17,672)        (42,459)
      Class B ..................................................................................            (12,008)        (19,099)
      Class C ..................................................................................             (5,596)         (8,897)
      Class Z ..................................................................................           (252,148)       (327,127)
      Administrator Class ......................................................................         (1,997,614)     (3,320,971)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..................................................................................            (81,056)       (534,298)
      CLASS B ..................................................................................           (129,216)       (688,045)
      CLASS C ..................................................................................            (59,766)       (322,722)
      CLASS Z ..................................................................................         (1,193,202)     (5,331,964)
      ADMINISTRATOR CLASS ......................................................................         (7,244,908)    (26,728,170)
                                                                                                      -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................................        (10,993,186)    (37,323,752)
                                                                                                      -------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................................................            857,996         379,003
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................................................             98,185         561,281
   COST OF SHARES REDEEMED - CLASS A ...........................................................           (589,561)     (3,041,934)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ......            366,620      (2,101,650)
                                                                                                      -------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................................................            222,256         273,666
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................................................            133,207         665,106
   COST OF SHARES REDEEMED - CLASS B ...........................................................           (538,097)     (2,369,336)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ......           (182,634)     (1,430,564)
                                                                                                      -------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................................             60,127         160,350
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................................................             57,427         279,686
   COST OF SHARES REDEEMED - CLASS C ...........................................................           (352,077)     (1,261,069)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ......           (234,523)       (821,033)
                                                                                                      -------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ................................................          4,038,349       8,619,842
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ............................................          1,392,739       5,416,156
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ..................................................         (5,783,971)   (127,296,530)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ......           (352,883)   (113,260,532)
                                                                                                      -------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ....................................         12,343,699     146,575,066
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ................................          9,222,180      30,044,293
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ......................................       (156,416,961)   (119,070,047)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .........................................................................       (134,851,082)     57,549,312
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ................       (135,254,502)    (60,064,467)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................       (110,885,231)    (82,480,351)
                                                                                                      =============   =============
ENDING NET ASSETS ..............................................................................      $ 183,045,373   $ 293,930,604
                                                                                                      =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                            U.S. VALUE FUND
                                                                                                   --------------------------------
                                                                                                            FOR THE
                                                                                                   SIX MONTHS ENDED         FOR THE
                                                                                                   JANUARY 31, 2007      YEAR ENDED
                                                                                                        (UNAUDITED)   JULY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .......................................................................             46,558          22,064
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................              5,316          34,251
   SHARES REDEEMED - CLASS A ...................................................................            (32,841)       (177,577)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........................................             19,033        (121,262)
                                                                                                      -------------   -------------
   SHARES SOLD - CLASS B .......................................................................             12,198          15,897
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................              7,239          40,898
   SHARES REDEEMED - CLASS B ...................................................................            (29,675)       (138,834)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........................................            (10,238)        (82,039)
                                                                                                      -------------   -------------
   SHARES SOLD - CLASS C .......................................................................              3,293           9,810
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................              3,136          17,286
   SHARES REDEEMED - CLASS C ...................................................................            (19,494)        (73,197)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........................................            (13,065)        (46,101)
                                                                                                      -------------   -------------
   SHARES SOLD - CLASS Z (NOTE 1) ..............................................................            218,557         472,256
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ...........................             74,611         327,943
   SHARES REDEEMED - CLASS Z (NOTE 1) ..........................................................           (315,414)     (6,843,833)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ........................................            (22,246)     (6,043,634)
                                                                                                      -------------   -------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..................................................            685,477       8,067,411
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...............            504,470       1,847,765
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..............................................         (8,576,442)     (6,537,814)
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ............................         (7,386,495)      3,377,362
                                                                                                      -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ........         (7,413,011)     (2,915,674)
                                                                                                      =============   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................................      $     180,678   $     505,328
                                                                                                      =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                     BEGINNING         NET                 AND      DISTRIBUTIONS
                                                     NET ASSET  INVESTMENT          UNREALIZED           FROM NET
                                                     VALUE PER      INCOME      GAIN (LOSS) ON         INVESTMENT
                                                         SHARE      (LOSS)         INVESTMENTS             INCOME
-----------------------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND
-----------------------------------------------------------------------------------------------------------------
CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...   $   10.20       (0.03)(9)            1.42               0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............   $   12.26       (0.06)(9)           (0.03)              0.00
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............   $   11.63       (0.05)(9)            0.68               0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............   $   10.08       (0.10)               1.65               0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............   $    7.55       (0.07)(9)            2.60               0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   $   10.59       (0.10)(9)           (2.94)              0.00
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 .......   $   10.00       (0.01)               0.86(10)           0.00

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...   $    9.84       (0.07)(9)            1.37               0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............   $   11.98       (0.14)(9)           (0.03)              0.00
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............   $   11.41       (0.10)(9)            0.67               0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............   $    9.97       (0.17)               1.61               0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............   $    7.51       (0.12)(9)            2.58               0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   $   10.57       (0.12)(9)           (2.94)              0.00
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 .......   $   10.00       (0.04)               0.87(10)           0.00

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...   $    9.83       (0.07)(9)            1.38               0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............   $   11.98       (0.14)(9)           (0.04)              0.00
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............   $   11.41       (0.10)(9)            0.67               0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............   $    9.97       (0.18)               1.62               0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............   $    7.51       (0.12)(9)            2.58               0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   $   10.57       (0.13)(9)           (2.93)              0.00
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 .......   $   10.00       (0.04)               0.87(10)           0.00

ENDEAVOR SELECT FUND
-----------------------------------------------------------------------------------------------------------------
CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...   $    9.35       (0.02)(9)            1.14               0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............   $    9.47       (0.05)(9)            0.02               0.00
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............   $    9.16       (0.04)(9)            0.56               0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............   $    8.36       (0.09)(9)            1.47               0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............   $    6.10       (0.07)(9)            2.33               0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   $    7.99       (0.07)(9)           (1.81)              0.00
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ..........   $   10.00       (0.01)              (2.00)(10)          0.00

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...   $    8.94       (0.06)(9)            1.09               0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............   $    9.12       (0.12)(9)            0.03               0.00
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............   $    8.87       (0.07)(9)            0.53               0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............   $    8.18       (0.15)(9)            1.42               0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............   $    6.02       (0.12)(9)            2.28               0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   $    7.94       (0.12)(9)           (1.79)              0.00
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ..........   $   10.00       (0.09)              (1.97)(10)          0.00

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...   $    8.93       (0.06)(9)            1.09               0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............   $    9.11       (0.12)(9)            0.03               0.00
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............   $    8.87       (0.08)(9)            0.53               0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............   $    8.18       (0.16)(9)            1.43               0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............   $    6.02       (0.13)(9)            2.29               0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   $    7.93       (0.12)(9)           (1.78)              0.00
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ..........   $   10.00       (0.10)              (1.97)(10)          0.00

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...   $    9.37       (0.01)(9)            1.15               0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............   $    9.47       (0.02)(9)            0.01               0.00
APRIL 11, 2005(6) TO JULY 31, 2005(5) ............   $    8.60       (0.02)(9)            0.89               0.00

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...   $    9.40        0.00(9)             1.15               0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............   $    9.47       (0.01)(9)            0.03               0.00
APRIL 11, 2005(6) TO JULY 31, 2005(5) ............   $    8.60       (0.01)(9)            0.88               0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          FROM NET   NET ASSET  --------------------------------------------------
                                                          REALIZED   VALUE PER  NET INVESTMENT       GROSS   EXPENSES         NET
                                                             GAINS       SHARE   INCOME (LOSS)    EXPENSES     WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...           (0.26)  $   11.33           (0.51)%      1.59%     (0.34)%      1.25%
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............           (1.97)  $   10.20           (0.51)%      1.60%     (0.35)%      1.25%
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............            0.00   $   12.26           (0.73)%      1.62%     (0.19)%      1.43%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            0.00   $   11.63           (0.93)%      1.69%     (0.04)%      1.65%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00   $   10.08           (0.86)%      1.69%     (0.08)%      1.61%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            0.00   $    7.55           (1.18)%      2.03%     (0.05)%      1.98%
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 .......           (0.26)  $   10.59            1.08%       2.36%     (0.01)%      2.35%

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...           (0.26)  $   10.88           (1.26)%      2.34%     (0.34)%      2.00%
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............           (1.97)  $    9.84           (1.28)%      2.36%     (0.36)%      2.00%
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............            0.00   $   11.98           (1.53)%      2.41%     (0.20)%      2.21%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            0.00   $   11.41           (1.69)%      2.46%     (0.04)%      2.42%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00   $    9.97           (1.34)%      2.47%     (0.42)%      2.05%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            0.00   $    7.51           (1.38)%      4.69%     (2.45)%      2.24%
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 .......           (0.26)  $   10.57           (1.55)%      2.75%     (0.11)%      2.64%

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...           (0.26)  $   10.88           (1.26)%      2.34%     (0.34)%      2.00%
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............           (1.97)  $    9.83           (1.29)%      2.36%     (0.36)%      2.00%
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............            0.00   $   11.98           (1.57)%      2.59%     (0.36)%      2.23%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            0.00   $   11.41           (1.72)%      2.56%     (0.11)%      2.45%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00   $    9.97           (1.39)%      2.57%     (0.45)%      2.12%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            0.00   $    7.51           (1.51)%      4.18%     (1.85)%      2.33%
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 .......           (0.26)  $   10.57           (1.55)%      2.75%     (0.11)%      2.64%

ENDEAVOR SELECT FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...           (0.00)  $   10.47           (0.48)%      1.37%     (0.12)%      1.25%
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............           (0.09)  $    9.35           (0.53)%      1.40%     (0.15)%      1.25%
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............           (0.21)  $    9.47           (0.73)%      1.53%     (0.14)%      1.39%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............           (0.58)  $    9.16           (1.05)%      1.61%     (0.04)%      1.57%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00   $    8.36           (1.01)%      1.61%     (0.03)%      1.58%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............           (0.01)  $    6.10           (1.08)%      1.60%     (0.01)%      1.59%
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ..........            0.00   $    7.99           (0.80)%      4.39%     (2.70)%      1.69%

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...           (0.00)  $    9.97           (1.23)%      2.12%     (0.12)%      2.00%
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............           (0.09)  $    8.94           (1.28)%      2.15%     (0.15)%      2.00%
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............           (0.21)  $    9.12           (1.47)%      2.28%     (0.15)%      2.13%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............           (0.58)  $    8.87           (1.72)%      2.39%     (0.04)%      2.35%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00   $    8.18           (1.79)%      2.40%     (0.06)%      2.34%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............           (0.01)  $    6.02           (1.85)%      2.39%     (0.03)%      2.36%
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ..........            0.00   $    7.94           (1.70)%     12.41%     (9.96)%      2.45%

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...           (0.00)  $    9.96           (1.23)%      2.12%     (0.12)%      2.00%
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............           (0.09)  $    8.93           (1.30)%      2.15%     (0.15)%      2.00%
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............           (0.21)  $    9.11           (1.52)%      2.32%     (0.14)%      2.18%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............           (0.58)  $    8.87           (1.82)%      2.41%     (0.04)%      2.37%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00   $    8.18           (1.83)%      2.45%     (0.07)%      2.38%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............           (0.01)  $    6.02           (1.78)%      2.32%     (0.04)%      2.28%
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ..........            0.00   $    7.93           (1.70)%     12.82%    (10.36)%      2.46%

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...           (0.00)  $   10.51           (0.24)%      1.19%     (0.19)%      1.00%
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............           (0.09)  $    9.37           (0.25)%      1.22%     (0.22)%      1.00%
APRIL 11, 2005(6) TO JULY 31, 2005(5) ............            0.00   $    9.47           (0.67)%      1.30%     (0.30)%      1.00%

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...           (0.00)  $   10.55           (0.04)%      0.93%     (0.13)%      0.80%
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............           (0.09)  $    9.40           (0.12)%      0.95%     (0.15)%      0.80%
APRIL 11, 2005(6) TO JULY 31, 2005(5) ............            0.00   $    9.47           (0.20)%      1.03%     (0.23)%      0.80%

                                                                  PORTFOLIO      NET ASSETS AT
                                                         TOTAL     TURNOVER      END OF PERIOD
                                                        RETURN(2)      RATE(3)  (000'S OMITTED)
----------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND
----------------------------------------------------------------------------------------------
CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...       13.71%          59%    $       40,623
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............       (1.83)%        111%    $       38,019
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............        5.42%          61%    $       48,963
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............       15.38%         168%    $       42,959
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............       33.51%         234%    $       36,601
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      (28.71)%        420%    $       28,291
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 .......        8.45%          54%    $       28,102

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...       13.29%          59%    $        3,131
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............       (2.60)%        111%    $        2,938
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............        5.00%          61%    $        1,330
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............       14.44%         168%    $          950
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............       32.76%         234%    $          719
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      (28.95)%        420%    $          323
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 .......        8.25%          54%    $          120

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...       13.41%          59%    $        1,524
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............       (2.70)%        111%    $         1,28
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............        5.00%          61%    $          362
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............       14.44%         168%    $          474
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............       32.76%         234%    $          430
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      (28.95)%        420%    $          194
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 .......        8.25%          54%    $          108

ENDEAVOR SELECT FUND
----------------------------------------------------------------------------------------------
CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...       11.98%          49%    $      158,468
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............       (0.33)%         84%    $      148,765
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............        5.93%          54%    $       50,932
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............       16.80%         169%    $       94,805
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............       37.05%         244%    $       81,190
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      (23.52)%        437%    $       55,762
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ..........      (20.10)%        360%    $       56,700

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...       11.53%          49%    $       11,968
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............       (1.01)%         84%    $       11,353
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............        5.44%          54%    $        4,403
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............       15.82%         169%    $        1,800
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............       35.88%         244%    $          622
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      (24.04)%        437%    $          317
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ..........      (20.60)%        360%    $          455

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...       11.54%          49%    $        8,077
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............       (1.01)%         84%    $        6,890
JANUARY 1, 2005 TO JULY 31, 2005(5) ..............        5.33%          54%    $        1,802
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............       15.82%         169%    $        1,080
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............       35.88%         244%    $          444
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      (23.95)%        437%    $          231
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ..........      (20.70)%        360%    $          239

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...       12.17%          49%    $       83,273
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............       (0.12)%         84%    $       74,520
APRIL 11, 2005(6) TO JULY 31, 2005(5) ............       10.12%          54%    $       79,964

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ...       12.24%          49%    $      820,924
AUGUST 1, 2005 TO JULY 31, 2006(5) ...............        0.20%          84%    $      534,868
APRIL 11, 2005(6) TO JULY 31, 2005(5) ............       10.12%          54%    $          161

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        NET REALIZED
                                                       BEGINNING          NET                    AND   DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT             UNREALIZED        FROM NET
                                                       VALUE PER       INCOME         GAIN (LOSS) ON      INVESTMENT
                                                           SHARE       (LOSS)            INVESTMENTS          INCOME
--------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
--------------------------------------------------------------------------------------------------------------------

CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   48.91         0.29                   6.15           (0.63)
AUGUST 1, 2005 TO JULY 31, 2006(7) .................   $   51.55         0.62                   1.74           (0.60)
OCTOBER 1, 2004 TO JULY 31, 2005(7) ................   $   48.51         0.63                   4.97           (0.67)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............   $   44.55         0.52                   5.25           (0.50)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............   $   38.09         0.47                   8.23           (0.51)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............   $   54.20         0.41                  (9.85)          (0.43)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............   $   84.54         0.43                 (21.00)          (0.35)

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   48.84         0.15                   6.08           (0.22)
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   51.38         0.23                   1.74           (0.14)
OCTOBER 1, 2004 TO JULY 31, 2005(7) ................   $   48.22         0.25                   5.02           (0.23)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............   $   44.32         0.12                   5.27           (0.18)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............   $   37.80         0.16                   8.20           (0.12)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............   $   53.78         0.06                  (9.84)          (0.02)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............   $   84.06        (0.02)                (20.91)           0.00

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------------------------------------------

CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $    8.92         0.02(9)                1.75           (0.03)
AUGUST 1, 2005 TO JULY 31, 2006(5) .................   $    9.30         0.03(9)               (0.21)          (0.00)
JANUARY 1, 2005 TO JULY 31, 2005(5) ................   $   10.97         0.01                  (0.21)          (0.00)(4)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   10.81        (0.01)                  1.12            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $    8.81        (0.00)(4)(9)            2.02           (0.01)
OCTOBER 1, 2002 TO DECEMBER 31, 2002(8) ............   $    8.24         0.01(9)                0.57           (0.01)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............   $    9.65         0.07                  (1.10)          (0.05)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............   $   14.67         0.12                  (3.79)          (0.12)

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $    8.59        (0.02)(9)               1.68            0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) .................   $    9.02        (0.04)(9)              (0.19)           0.00
JANUARY 1, 2005 TO JULY 31, 2005(5) ................   $   10.73        (0.03)                 (0.21)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   10.69        (0.09)(9)               1.08            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $    8.79        (0.10)(9)               2.01           (0.00)(4)
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 .........   $    8.21        (0.02)(9)               0.60            0.00

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $    8.58        (0.02)(9)               1.68            0.00
AUGUST 1, 2005 TO JULY 31, 2006(5) .................   $    9.01        (0.04)(9)              (0.19)           0.00
JANUARY 1, 2005 TO JULY 31, 2005(5) ................   $   10.72        (0.07)                 (0.17)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   10.69        (0.11)                  1.09            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $    8.79        (0.10)(9)               2.01            0.00
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 .........   $    8.21        (0.02)(9)               0.60           (0.00)(4)

CLASS Z
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $    8.89         0.01(9)                1.74           (0.03)
AUGUST 1, 2005 TO JULY 31, 2006(5) .................   $    9.29         0.02(9)               (0.20)          (0.02)
APRIL 11, 2005(6) TO JULY 31, 2005(5) ..............   $    9.13         0.00(11)               0.16            0.00

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $    9.02         0.04(9)                1.75           (0.24)
AUGUST 1, 2005 TO JULY 31, 2006(5) .................   $    9.41         0.06(9)               (0.20)          (0.05)
JANUARY 1, 2005 TO JULY 31, 2005(5) ................   $   11.07         0.03                  (0.22)          (0.00)(4)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   10.84         0.06                   1.12            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $    8.80         0.05(9)                2.03           (0.03)
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 .........   $    8.21         0.02(9)                0.59           (0.02)

U.S. VALUE FUND
--------------------------------------------------------------------------------------------------------------------

CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   17.09         0.11                   2.03           (0.12)
AUGUST 1, 2005 TO JULY 31, 2006(5) .................   $   18.64         0.18(9)                0.71           (0.19)
JANUARY 1, 2005 TO JULY 31, 2005(5) ................   $   18.55         0.07(9)                0.36           (0.05)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   17.65         0.20                   2.22           (0.18)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   13.66         0.14                   4.00           (0.15)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   17.83         0.12(9)               (2.77)          (0.16)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............   $   20.65         0.05                  (2.56)          (0.06)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET  -------------------------------------------------
                                                        REALIZED   VALUE PER  NET INVESTMENT       GROSS   EXPENSES         NET
                                                           GAINS       SHARE   INCOME (LOSS)    EXPENSES     WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ..          (5.48)  $   49.24            1.34%       0.78%     (0.16)%      0.62%
AUGUST 1, 2005 TO JULY 31, 2006(7) ..............          (4.40)  $   48.91            1.30%       0.77%     (0.14)%      0.63%(11)
OCTOBER 1, 2004 TO JULY 31, 2005(7) .............          (1.89)  $   51.55            1.53%       0.76%     (0.12)%      0.64%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........          (1.31)  $   48.51            1.09%       0.82%     (0.17)%      0.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........          (1.73)  $   44.55            1.14%       1.03%     (0.36)%      0.67%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........          (6.24)  $   38.09            0.86%       0.99%     (0.32)%      0.67%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........          (9.42)  $   54.20            0.67%       0.88%     (0.21)%      0.67%

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ..          (5.45)  $   49.40            0.60%       1.53%     (0.16)%      1.37%
AUGUST 1, 2005 TO JULY 31, 2006 .................          (4.37)  $   48.84            0.55%       1.52%     (0.14)%      1.38%(12)
OCTOBER 1, 2004 TO JULY 31, 2005(7) .............          (1.88)  $   51.38            0.81%       1.51%     (0.12)%      1.39%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........          (1.31)  $   48.22            0.34%       1.57%     (0.17)%      1.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........          (1.72)  $   44.32            0.40%       1.88%     (0.47)%      1.41%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........          (6.18)  $   37.80            0.11%       1.97%     (0.56)%      1.41%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........          (9.35)  $   53.78           (0.07)%      1.63%     (0.22)%      1.41%

LARGE COMPANY CORE FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ..          (0.15)  $   10.51            0.30%       1.58%     (0.33)%      1.25%
AUGUST 1, 2005 TO JULY 31, 2006(5) ..............          (0.20)  $    8.92            0.33%       1.51%     (0.26)%      1.25%
JANUARY 1, 2005 TO JULY 31, 2005(5) .............          (1.47)  $    9.30            0.23%       1.62%     (0.25)%      1.37%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          (0.95)  $   10.97           (0.07)%      1.61%     (0.16)%      1.45%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          (0.01)  $   10.81           (0.04)%      1.69%     (0.24)%      1.45%
OCTOBER 1, 2002 TO DECEMBER 31, 2002(8) .........           0.00   $    8.81            0.01%       3.05%     (1.55)%      1.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........          (0.33)  $    8.24            0.82%       3.74%     (2.24)%      1.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........          (1.23)  $    9.65            1.00%       4.72%     (3.22)%      1.50%

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ..          (0.15)  $   10.10           (0.45)%      2.33%     (0.33)%      2.00%
AUGUST 1, 2005 TO JULY 31, 2006(5) ..............          (0.20)  $    8.59           (0.41)%      2.26%     (0.26)%      2.00%
JANUARY 1, 2005 TO JULY 31, 2005(5) .............          (1.47)  $    9.02           (0.61)%      2.38%     (0.16)%      2.22%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          (0.95)  $   10.73           (0.94)%      2.40%      0.00%       2.40%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          (0.01)  $   10.69           (0.99)%      2.47%     (0.07)%      2.40%
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ......           0.00   $    8.79           (0.20)%      4.23%     (1.73)%      2.50%

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ..          (0.15)  $   10.09           (0.45)%      2.33%     (0.33)%      2.00%
AUGUST 1, 2005 TO JULY 31, 2006(5) ..............          (0.20)  $    8.58           (0.42)%      2.26%     (0.26)%      2.00%
JANUARY 1, 2005 TO JULY 31, 2005(5) .............          (1.47)  $    9.01           (0.65)%      2.38%     (0.14)%      2.24%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          (0.95)  $   10.72           (1.01)%      2.52%     (0.11)%      2.41%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          (0.01)  $   10.69           (1.02)%      2.53%     (0.12)%      2.41%
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ......           0.00   $    8.79           (0.20)%      4.20%     (1.70)%      2.50%

CLASS Z
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ..          (0.15)  $   10.46            0.82%       1.75%     (0.33)%      1.42%
AUGUST 1, 2005 TO JULY 31, 2006(5) ..............          (0.20)  $    8.89            0.17%       1.69%     (0.27)%      1.42%
APRIL 11, 2005(6) TO JULY 31, 2005(5) ...........           0.00   $    9.29            0.15%       1.71%     (0.28)%      1.43%

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ..          (0.15)  $   10.42            0.12%       1.37%     (0.42)%      0.95%
AUGUST 1, 2005 TO JULY 31, 2006(5) ..............          (0.20)  $    9.02            0.64%       1.34%     (0.39)%      0.95%
JANUARY 1, 2005 TO JULY 31, 2005(5) .............          (1.47)  $    9.41            0.60%       1.35%     (0.38)%      0.97%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          (0.95)  $   11.07            0.43%       1.33%     (0.33)%      1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          (0.01)  $   10.84            0.54%       1.39%     (0.44)%      0.95%
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ......           0.00   $    8.80            1.10%       2.91%     (1.91)%      1.00%

U.S. VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ..          (0.52)  $   18.59            1.04%       1.36%     (0.11)%      1.25%
AUGUST 1, 2005 TO JULY 31, 2006(5) ..............          (2.25)  $   17.09            1.02%       1.37%     (0.12)%      1.25%
JANUARY 1, 2005 TO JULY 31, 2005(5) .............          (0.29)  $   18.64            0.67%       1.39%     (0.09)%      1.30%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          (1.34)  $   18.55            1.14%       1.41%     (0.06)%      1.35%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............           0.00   $   17.65            0.99%       1.40%     (0.02)%      1.38%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............          (1.36)  $   13.66            0.93%       1.30%     (0.02)%      1.28%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............          (0.25)  $   17.83            0.07%       1.83%      0.00%       1.83%

                                                                    PORTFOLIO     NET ASSETS AT
                                                           TOTAL     TURNOVER     END OF PERIOD
                                                          RETURN(2)      RATE(3) (000'S OMITTED)
-----------------------------------------------------------------------------------------------
EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------

CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       13.41%           2%   $      355,019
AUGUST 1, 2005 TO JULY 31, 2006(7) .................        4.78%           6%   $      329,449
OCTOBER 1, 2004 TO JULY 31, 2005(7) ................       11.76%           3%   $      354,615
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............       13.13%           2%   $      341,142
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............       23.59%           2%   $      312,974
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............      (20.99)%          4%   $      271,640
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............      (27.03)%          4%   $      382,462

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       12.97%           2%   $       29,393
AUGUST 1, 2005 TO JULY 31, 2006 ....................        3.98%           6%   $       31,345
OCTOBER 1, 2004 TO JULY 31, 2005(7) ................       11.08%           3%   $       40,760
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............       12.26%           2%   $       51,644
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............       22.71%           2%   $       57,505
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............      (21.60)%          4%   $       50,635
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............      (27.57)%          4%   $       71,450

LARGE COMPANY CORE FUND
-----------------------------------------------------------------------------------------------

CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       19.89%          12%   $       15,018
AUGUST 1, 2005 TO JULY 31, 2006(5) .................       (1.98)%         16%   $       15,613
JANUARY 1, 2005 TO JULY 31, 2005(5) ................       (1.56)%         75%   $       40,167
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............       10.69%         190%   $       55,121
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       22.93%         148%   $       67,463
OCTOBER 1, 2002 TO DECEMBER 31, 2002(8) ............        6.99%          36%   $        8,597
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............      (11.47)%        190%   $        6,155
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............      (26.39)%        222%   $        4,091

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       19.32%          12%   $        4,424
AUGUST 1, 2005 TO JULY 31, 2006(5) .................       (2.60)%         16%   $        4,467
JANUARY 1, 2005 TO JULY 31, 2005(5) ................       (2.00)%         75%   $        8,169
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        9.67%         190%   $        9,103
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       21.74%         148%   $        7,559
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 .........        7.06%          36%   $          490

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       19.34%          12%   $        2,882
AUGUST 1, 2005 TO JULY 31, 2006(5) .................       (2.60)%         16%   $        2,873
JANUARY 1, 2005 TO JULY 31, 2005(5) ................       (2.01)%         75%   $        5,204
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        9.57%         190%   $        7,457
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       21.73%         148%   $        6,312
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 .........        7.09%          36%   $          484

CLASS Z
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       19.66%          12%   $       33,695
AUGUST 1, 2005 TO JULY 31, 2006(5) .................       (2.03)%         16%   $       31,808
APRIL 11, 2005(6) TO JULY 31, 2005(5) ..............        1.75%          75%   $       48,481

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       19.86%          12%   $        1,976
AUGUST 1, 2005 TO JULY 31, 2006(5) .................       (1.55)%         16%   $       18,110
JANUARY 1, 2005 TO JULY 31, 2005(5) ................       (1.41)%         75%   $       21,870
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............       11.32%         190%   $       24,257
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       23.66%         148%   $       35,372
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 .........        7.38%          36%   $          107

U.S. VALUE FUND
-----------------------------------------------------------------------------------------------

CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       12.57%           8%   $        3,335
AUGUST 1, 2005 TO JULY 31, 2006(5) .................        5.49%          43%   $        2,741
JANUARY 1, 2005 TO JULY 31, 2005(5) ................        2.38%          14%   $        5,250
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............       14.08%          47%   $        5,264
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       30.48%          53%   $        4,752
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............      (16.34)%         90%   $        2,524
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............      (12.17)%        116%   $        2,622

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                NET REALIZED
                                                                  BEGINNING          NET                 AND   DISTRIBUTIONS
                                                                  NET ASSET   INVESTMENT          UNREALIZED        FROM NET
                                                                  VALUE PER       INCOME      GAIN (LOSS) ON      INVESTMENT
                                                                      SHARE       (LOSS)         INVESTMENTS          INCOME
----------------------------------------------------------------------------------------------------------------------------
U.S. VALUE FUND (CONTINUED)

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ................   $   17.02         0.02                2.03           (0.05)
AUGUST 1, 2005 TO JULY 31, 2006(5) ............................   $   18.57         0.05(9)             0.71           (0.06)
JANUARY 1, 2005 TO JULY 31, 2005(5) ...........................   $   18.52        (0.01)(9)            0.36           (0.01)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........................   $   17.64         0.07                2.21           (0.06)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........................   $   13.67         0.03                3.98           (0.04)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........................   $   17.81         0.02(9)            (2.78)          (0.02)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........................   $   20.66        (0.00)(4)           (2.60)           0.00

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ................   $   16.94         0.02                2.03           (0.05)
AUGUST 1, 2005 TO JULY 31, 2006(5) ............................   $   18.50         0.05(9)             0.70           (0.06)
JANUARY 1, 2005 TO JULY 31, 2005(5) ...........................   $   18.44        (0.01)(9)            0.36           (0.00)(4)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........................   $   17.56         0.06                2.20           (0.04)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........................   $   13.61         0.03                3.97           (0.05)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........................   $   17.82         0.02(9)            (2.78)          (0.09)
JANUARY 1, 2002 TO DECEMBER 31, 2001 ..........................   $   20.66        (0.00)(4)           (2.59)           0.00

CLASS Z
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ................   $   17.28         0.10                2.05           (0.11)
AUGUST 1, 2005 TO JULY 31, 2006(5) ............................   $   18.77         0.15(9)             0.74           (0.13)
JANUARY 1, 2005 TO JULY 31, 2005(5) ...........................   $   18.68         0.07(9)             0.36           (0.05)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........................   $   17.77         0.20                2.24           (0.19)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........................   $   13.74         0.15                3.99           (0.11)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........................   $   17.87         0.05(9)            (2.79)          (0.03)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........................   $   20.65         0.11               (2.53)          (0.11)

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) ................   $   16.94         0.08                2.05           (0.14)
AUGUST 1, 2005 TO JULY 31, 2006(5) ............................   $   18.50         0.24(9)             0.70           (0.25)
JANUARY 1, 2005 TO JULY 31, 2005(5) ...........................   $   18.40         0.11(9)             0.35           (0.07)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........................   $   17.52         0.27                2.21           (0.26)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........................   $   13.56         0.16                4.02           (0.22)
JANUARY 1, 2002(6) TO DECEMBER 31, 2002 .......................   $   17.87         0.22(9)            (2.81)          (0.36)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   ------------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT       GROSS  EXPENSES         NET
                                                               GAINS       SHARE    INCOME (LOSS)    EXPENSES    WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
U.S. VALUE FUND (CONTINUED)

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....           (0.52)  $   18.50             0.31%      2.11%     (0.11)%      2.00%
AUGUST 1, 2005 TO JULY 31, 2006(5) .................           (2.25)  $   17.02             0.30%      2.12%     (0.12)%      2.00%
JANUARY 1, 2005 TO JULY 31, 2005(5) ................           (0.29)  $   18.57            (0.10)%     2.16%     (0.08)%      2.08%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............           (1.34)  $   18.52             0.39%      2.15%     (0.05)%      2.10%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   17.64             0.21%      2.17%     (0.02)%      2.15%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............           (1.36)  $   13.67             0.11%      2.15%     (0.02)%      2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............           (0.25)  $   17.81            (0.36)%     2.88%     (0.63)%      2.25%

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....           (0.52)  $   18.42             0.32%      2.11%     (0.11)%      2.00%
AUGUST 1, 2005 TO JULY 31, 2006(5) .................           (2.25)  $   16.94             0.30%      2.12%     (0.12)%      2.00%
JANUARY 1, 2005 TO JULY 31, 2005(5) ................           (0.29)  $   18.50            (0.12)%     2.18%     (0.08)%      2.10%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............           (1.34)  $   18.44             0.31%      2.23%     (0.06)%      2.17%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   17.56             0.18%      2.24%     (0.04)%      2.20%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............           (1.36)  $   13.61             0.15%      2.16%     (0.01)%      2.15%
JANUARY 1, 2002 TO DECEMBER 31, 2001 ...............           (0.25)  $   17.82            (0.29)%     2.37%     (0.21)%      2.16%

CLASS Z
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....           (0.52)  $   18.80             0.99%      1.53%     (0.21)%      1.32%
AUGUST 1, 2005 TO JULY 31, 2006(5) .................           (2.25)  $   17.28             0.82%      1.55%     (0.23)%      1.32%
JANUARY 1, 2005 TO JULY 31, 2005(5) ................           (0.29)  $   18.77             0.64%      1.48%     (0.14)%      1.34%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............           (1.34)  $   18.68             1.16%      1.37%     (0.05)%      1.32%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   17.77             0.83%      1.58%     (0.03)%      1.55%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............           (1.36)  $   13.74             0.34%      1.91%     (0.01)%      1.90%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............           (0.25)  $   17.87             0.58%      1.22%      0.00%       1.22%

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....           (0.52)  $   18.41             1.43%      1.23%     (0.27)%      0.96%
AUGUST 1, 2005 TO JULY 31, 2006(5) .................           (2.25)  $   16.94             1.39%      1.23%     (0.27)%      0.96%
JANUARY 1, 2005 TO JULY 31, 2005(5) ................           (0.29)  $   18.50             1.01%      1.17%     (0.21)%      0.96%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............           (1.34)  $   18.40             1.54%      1.06%     (0.11)%      0.95%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   17.52             1.32%      1.07%     (0.10)%      0.97%
JANUARY 1, 2002(6) TO DECEMBER 31, 2002 ............           (1.36)  $   13.56             1.63%      1.11%     (0.14)%      0.97%

                                                                     PORTFOLIO       NET ASSETS AT
                                                           TOTAL      TURNOVER       END OF PERIOD
                                                          RETURN(2)       RATE(3)  (000'S OMITTED)
--------------------------------------------------------------------------------------------------
U.S. VALUE FUND (CONTINUED)

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       12.08%            8%    $         4,637
AUGUST 1, 2005 TO JULY 31, 2006(5) .................        4.72%           43%    $         4,439
JANUARY 1, 2005 TO JULY 31, 2005(5) ................        1.95%           14%    $         6,368
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............       13.20%           47%    $         6,369
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       29.37%           53%    $         4,958
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............      (17.01)%          90%    $         3,124
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............      (12.60)%         116%    $         2,496

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       12.14%            8%    $         2,062
AUGUST 1, 2005 TO JULY 31, 2006(5) .................        4.68%           43%    $         2,118
JANUARY 1, 2005 TO JULY 31, 2005(5) ................        1.95%           14%    $         3,165
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............       13.15%           47%    $         4,294
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       29.42%           53%    $         4,230
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............      (17.05)%          90%    $         1,426
JANUARY 1, 2002 TO DECEMBER 31, 2001 ...............      (12.55)%         116%    $           612

CLASS Z
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       12.51%            8%    $        43,674
AUGUST 1, 2005 TO JULY 31, 2006(5) .................        5.43%           43%    $        40,530
JANUARY 1, 2005 TO JULY 31, 2005(5) ................        2.41%           14%    $       157,495
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............       14.11%           47%    $       252,256
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       30.23%           53%    $       158,963
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............      (16.86)%          90%    $       197,477
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............      (11.72)%         116%    $       186,423

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....       12.67%            8%    $       129,337
AUGUST 1, 2005 TO JULY 31, 2006(5) .................        5.82%           43%    $       244,103
JANUARY 1, 2005 TO JULY 31, 2005(5) ................        2.56%           14%    $       204,133
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............       14.53%           47%    $        91,940
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       31.03%           53%    $        87,368
JANUARY 1, 2002(6) TO DECEMBER 31, 2002 ............      (15.98)%          90%    $        11,220

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   Amount calculated is less than $0.005.

(5)   In 2005, the Fund changed its fiscal year end from December 31 to July 31.

(6)   Commencement of operations.

(7)   In 2005, the Fund changed its fiscal year end from September 30 to July
      31.

(8) In 2002, the Fund changed its fiscal year end from September 30 to December 31.

(9)   Calculated based upon average shares outstanding.

(10) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(11) Effective December 1, 2005, the expense cap for Equity Index Fund - Class A changed from 0.64% to 0.62%. The blended expense cap as of July 31, 2006 is 0.63%.

(12) Effective December 1, 2005, the expense cap for Equity Index Fund - Class B changed from 1.39% to 1.37%. The blended expense cap as of July 31, 2006 is 1.38%.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at January 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund, and U.S. Value Fund. Each Fund in this report, except for the Endeavor Select Fund, is a diversified series of the Trust. The Endeavor Select Fund is a non-diversified series of the Trust.

      Effective April 11, 2005, the Wells Fargo Equity Index Fund changed its name to the Wells Fargo Advantage Equity Index Fund.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                      Before Reorganization             After Reorganization
                                               -----------------------------------   ---------------------------
                                                          Target Funds                     Acquiring Fund

                                                  STRONG      STRONG ADVISOR LARGE   WELLS FARGO ADVANTAGE LARGE
Fund                                            VALUE FUND     COMPANY CORE FUND*         COMPANY CORE FUND
----------------------------------------------------------------------------------------------------------------
Shares:
----------------------------------------------------------------------------------------------------------------
   CLASS A                                              N/A          5,114,131                  5,114,131
----------------------------------------------------------------------------------------------------------------
   CLASS B                                              N/A            959,352                    959,352
----------------------------------------------------------------------------------------------------------------
   CLASS C                                              N/A            680,251                    680,251
----------------------------------------------------------------------------------------------------------------
   CLASS K(1)                                           N/A          2,373,995                        N/A
----------------------------------------------------------------------------------------------------------------
   CLASS Z                                              N/A                N/A                  5,862,812
----------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                  N/A                N/A                  2,373,995
----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS(2)                              5,653,825                N/A                        N/A
----------------------------------------------------------------------------------------------------------------
Net Assets:
----------------------------------------------------------------------------------------------------------------
   CLASS A                                              N/A       $ 46,701,354             $   46,701,354
----------------------------------------------------------------------------------------------------------------
   CLASS B                                              N/A          8,517,465                  8,517,465
----------------------------------------------------------------------------------------------------------------
   CLASS C                                              N/A          6,033,440                  6,033,440
----------------------------------------------------------------------------------------------------------------
   CLASS K(1)                                           N/A         21,929,246                        N/A
----------------------------------------------------------------------------------------------------------------
   CLASS Z                                              N/A                N/A                 53,538,176
----------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                  N/A                N/A                 21,929,246
----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS(2)                           $ 53,538,176                N/A                        N/A
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)         $  1,141,272       $    272,325             $    1,413,597
----------------------------------------------------------------------------------------------------------------
Accumulated net realized losses                $   (345,362)      $   (108,707)            $     (454,069)

* Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Class K of Strong Advisor Large Company Core Fund merged into Administrator Class of Wells Fargo Advantage Large Company Core Fund.

(2) Effective at the close of business on April 8, 2005, Investor Class of Strong Value Fund merged into Class Z of Wells Fargo Advantage Large Company Core Fund.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Before Reorganization          After Reorganization
                                             -----------------------------------   ---------------------
                                                         Target Funds                 Acquiring Fund

                                             STRONG STRATEGIC    STRONG ADVISOR    WELLS FARGO ADVANTAGE
Fund                                            VALUE FUND      U.S. VALUE FUND*      U.S. VALUE FUND
--------------------------------------------------------------------------------------------------------
Shares:
--------------------------------------------------------------------------------------------------------
   CLASS A                                             N/A             294,311               294,311
--------------------------------------------------------------------------------------------------------
   CLASS B                                             N/A             346,904               346,904
--------------------------------------------------------------------------------------------------------
   CLASS C                                             N/A             189,397               189,397
--------------------------------------------------------------------------------------------------------
   CLASS K(1)                                          N/A           5,097,233                   N/A
--------------------------------------------------------------------------------------------------------
   CLASS Z(2)                                          N/A          13,619,424            13,735,446
--------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                 N/A                 N/A             5,097,233
--------------------------------------------------------------------------------------------------------
   INVESTOR CLASS(2)                               192,515                 N/A                   N/A
--------------------------------------------------------------------------------------------------------
Net Assets:
--------------------------------------------------------------------------------------------------------
   CLASS A                                             N/A       $   5,337,775        $    5,337,775
--------------------------------------------------------------------------------------------------------
   CLASS B                                             N/A           6,282,018             6,282,018
--------------------------------------------------------------------------------------------------------
   CLASS C                                             N/A           3,415,518             3,415,518
--------------------------------------------------------------------------------------------------------
   CLASS K(1)                                          N/A          91,666,796                   N/A
--------------------------------------------------------------------------------------------------------
   CLASS Z(2)                                          N/A         248,810,236           250,929,810
--------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                 N/A                 N/A            91,666,796
--------------------------------------------------------------------------------------------------------
   INVESTOR CLASS(2)                           $ 2,119,574                 N/A                   N/A
--------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)         $   370,013       $  53,778,817        $   54,148,830
--------------------------------------------------------------------------------------------------------
Accumulated net realized losses                $         0       $    (857,839)       $     (857,839)

* Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Class K of Strong Advisor U.S. Value Fund merged into Administrator Class of Wells Fargo Advantage U.S. Value Fund.

(2) Effective at the close of business on April 8, 2005, Class Z of Strong Advisor U.S. Value Fund and Investor Class of Strong Strategic Value Fund merged into Class Z of Wells Fargo Advantage U.S. Value Fund.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code. A summary of shares outstanding and net assets immediately before and after the reorganization is not required to be presented for the following acquisitions.

                         Acquiring Funds                                            Target Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND CLASS A              STRONG ADVISOR ENDEAVOR LARGE CAP FUND CLASS A
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND CLASS B              STRONG ADVISOR ENDEAVOR LARGE CAP FUND CLASS B
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND CLASS C              STRONG ADVISOR ENDEAVOR LARGE CAP FUND CLASS C
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND CLASS A                 STRONG ADVISOR SELECT FUND CLASS A
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND CLASS B                 STRONG ADVISOR SELECT FUND CLASS B
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND CLASS C                 STRONG ADVISOR SELECT FUND CLASS C
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND ADMINISTRATOR CLASS**   NEW
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND INSTITUTIONAL CLASS**   NEW

** New Share Class was approved by the Board of the Trust on November 2, 2004.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the U.S. Value Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at January 31, 2007.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. As of January 31, 2007, the following Funds held future contracts:

                                                             Notional    Net Unrealized
                                                             Contract     Appreciation/
Fund               Contracts    Type     Expiration Date      Amount     (Depreciation)
---------------------------------------------------------------------------------------
EQUITY INDEX FUND    3 Long   S&P 500       March 2007     $ 1,067,062       $15,187
                     5 Long   S&P 500       March 2007       1,798,750        5,000
---------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at January 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                         Subadvisory Fees
                                                    Advisory Fees                                          (% of Average
                                Average Daily       (% of Average                      Average Daily         Daily Net
Fund                             Net Assets       Daily Net Assets)   Subadviser         Net Assets           Assets)
-------------------------------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND(1)    First $500 million        0.750        Wells Capital   First $100 million       0.350
                               Next $500 million        0.700          Management     Next $100 million       0.300
                                 Next $2 billion        0.650         Incorporated    Next $300 million       0.200
                                 Next $2 billion        0.625                         Over $500 million       0.150
                                 Over $5 billion        0.600
-------------------------------------------------------------------------------------------------------------------------
ENDEAVOR SELECT FUND(1)       First $500 million        0.750        Wells Capital   First $100 million       0.350
                               Next $500 million        0.700          Management     Next $100 million       0.300
                                 Next $2 billion        0.650         Incorporated    Next $300 million       0.200
                                 Next $2 billion        0.625                         Over $500 million       0.150
                                 Over $5 billion        0.600
-------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND(1)            First $1 billion        0.100        Wells Capital   First $100 million       0.050
                                 Next $4 billion        0.075          Management     Next $100 million       0.030
                                 Over $5 billion        0.050         Incorporated    Over $200 million       0.020
-------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY CORE FUND       First $500 million        0.750         Matrix Asset    First $50 million       0.200
                               Next $500 million        0.700           Advisors       Over $50 million       0.160
                                 Next $2 billion        0.650        Incorporated
                                 Next $2 billion        0.625
                                 Over $5 billion        0.600
-------------------------------------------------------------------------------------------------------------------------
U.S. VALUE FUND(1)            First $500 million        0.750        Wells Capital   First $100 million       0.350
                               Next $500 million        0.700         Management      Next $100 million       0.300
                                 Next $2 billion        0.650         Incorporated    Next $300 million       0.200
                                 Next $2 billion        0.625                         Over $500 million       0.150
                                 Over $5 billion        0.600
-------------------------------------------------------------------------------------------------------------------------

(1) Effective January 1, 2006. Prior to January 1, 2006 the Subadviser was entitled to be paid a monthly fee at the following rate:

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                Subadvisory Fees
                                            Average Daily       (% of Average
Fund                       Subadviser         Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND   Wells Capital   First $200 million         0.350
                           Management      Next $200 million         0.300
                          Incorporated     Over $400 million         0.250
--------------------------------------------------------------------------------
ENDEAVOR SELECT FUND      Wells Capital   First $200 million         0.350
                           Management      Next $200 million         0.300
                          Incorporated     Over $400 million         0.250
--------------------------------------------------------------------------------
EQUITY INDEX FUND         Wells Capital   First $200 million         0.020
                           Management      Over $200 million         0.010
                          Incorporated
--------------------------------------------------------------------------------
U.S. VALUE FUND           Wells Capital   First $200 million         0.350
                           Management      Next $200 million         0.300
                          Incorporated     Over $400 million         0.250

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Administration Fees
                                       Average Daily           (% of Average
                                         Net Assets           Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                            First $5 billion             0.05
                                       Next $5 billion             0.04
                                      Over $10 billion             0.03
--------------------------------------------------------------------------------
CLASS A, CLASS B AND CLASS C(2)       All asset levels             0.28
--------------------------------------------------------------------------------
CLASS Z(2)                            All asset levels             0.45
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS                   All asset levels             0.10
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                   All asset levels             0.08
--------------------------------------------------------------------------------

(2) The class-level administration fee is reduced by 0.05% for the Class A, Class B, Class C and Class Z shares of the U.S. Value Fund.

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
ALL LARGE CAP STOCK FUNDS                                            0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                    Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS Z AND ADMINISTRATOR CLASS           0.25
--------------------------------------------------------------------------------

      For the reporting period ended January 31, 2007, for the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund, and U.S. Value Fund, shareholder servicing fees paid were as follows:

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

Fund                        Class A    Class B  Class C   Class Z  Administrator
--------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND    $  49,907  $  3,871  $ 1,746       N/A         N/A
--------------------------------------------------------------------------------
ENDEAVOR SELECT FUND         193,894    14,764    9,595       N/A    $ 98,108
--------------------------------------------------------------------------------
EQUITY INDEX FUND            433,350    38,952      N/A       N/A         N/A
--------------------------------------------------------------------------------
LARGE COMPANY CORE FUND       19,423     5,748    3,656  $ 42,012      13,866
--------------------------------------------------------------------------------
U.S. VALUE FUND                3,580     5,762    2,691    53,323     302,025
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended January 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the period were as follows:

                                            Net Operating Expense Ratios
                                            ----------------------------
Fund                      Class A  Class B     Class C       Class Z      Administrator  Institutional
------------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND    1.25%    2.00%       2.00%          N/A             N/A           N/A
------------------------------------------------------------------------------------------------------
ENDEAVOR SELECT FUND       1.25%    2.00%       2.00%          N/A            1.00%         0.80%
------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND          0.62%*   1.37%**      N/A           N/A             N/A           N/A
------------------------------------------------------------------------------------------------------
LARGE COMPANY CORE FUND    1.25%    2.00%       2.00%         1.42%           0.95%          N/A
------------------------------------------------------------------------------------------------------
U.S. VALUE FUND            1.25%    2.00%       2.00%         1.32%           0.96%          N/A
------------------------------------------------------------------------------------------------------

* Effective December 1, 2005. Prior to December 1, 2005, the net operating expense ratio for Equity Index Fund - Class A was 0.64%. Expense cap presented in Financial Highlights for August 1, 2005 to July 31, 2006 reflects the blended expense cap rate.

** Effective December 1, 2005. Prior to December 1, 2005, the net operating expense ratio for Equity Index Fund - Class B was 1.39%. Expense cap presented in Financial Highlights for August 1, 2005 to July 31, 2006 reflects the blended expense cap rate.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended January 31, 2007, were as follows:

Fund                                          Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND                         $  25,846,333     $   28,688,011
--------------------------------------------------------------------------------
ENDEAVOR SELECT FUND                              648,552,945        444,370,430
--------------------------------------------------------------------------------
EQUITY INDEX FUND                                   7,278,269         28,798,825
--------------------------------------------------------------------------------
LARGE COMPANY CORE FUND                             7,647,902         35,311,213
--------------------------------------------------------------------------------
U.S. VALUE FUND                                    19,935,307        154,316,274
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended January 31, 2007, there were no borrowings by the Large Cap Stock Funds under the agreement.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlement, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of January 31, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE**       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Thomas S. Goho                  Trustee, since 1987       Wake Forest University,             None
64                                                        Calloway School of Business
                                                          and Accountancy - The Thomas
                                                          Goho Chair of Finance since
                                                          January 2006. Associate
                                                          Professor of Finance from
                                                          1999-2005.
-----------------------------------------------------------------------------------------------------------------
Peter G. Gordon                 Trustee, since 1998       Chairman, CEO and Co-Founder        None
64                              (Chairman since 2001)     of Crystal Geyser Water
                                (Lead Trustee since       Company and President of
                                2001)                     Crystal Geyser Roxane Water
                                                          Company.
-----------------------------------------------------------------------------------------------------------------
Richard M. Leach                Trustee, since 1987       Retired. Prior thereto,             None
73                                                        President of Richard M. Leach
                                                          Associates (a financial
                                                          consulting firm).
-----------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell              Trustee, since 2006       Professor of Insurance and          None
53                                                        Risk Management, Wharton
                                                          School, University of
                                                          Pennsylvania. Director of the
                                                          Boettner Center on Pensions
                                                          and Retirement Research.
                                                          Research Associate and Board
                                                          Member, Penn Aging Research
                                                          Center. Research Associate,
                                                          National Bureau of Economic
                                                          Research.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-----------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE**       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Timothy J. Penny                Trustee, since 1996       Senior Counselor to the public      None
55                                                        relations firm of Himle-Horner
                                                          and Senior Fellow at the
                                                          Humphrey Institute, Minneapolis,
                                                          Minnesota (a public policy
                                                          organization).
-----------------------------------------------------------------------------------------------------------------
Donald C. Willeke               Trustee, since 1996       Principal of the law firm of        None
66                                                        Willeke & Daniels.
-----------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE**       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
J. Tucker Morse                 Trustee, since 1987       Private Investor/Real Estate        None
62                                                        Developer. Prior thereto,
                                                          Chairman of Whitepoint
                                                          Capital, LLC until 2004.
-----------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE         PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Karla M. Rabusch                President, since 2003     Executive Vice President of         None
47                                                        Wells Fargo Bank, N.A. and
                                                          President of Wells Fargo Funds
                                                          Management, LLC since 2003.
                                                          Senior Vice President and
                                                          Chief Administrative Officer
                                                          of Wells Fargo Funds
                                                          Management, LLC from 2001 to
                                                          2003.
-----------------------------------------------------------------------------------------------------------------
C. David Messman                Secretary, since 2000;    Senior Vice President and           None
46                              Chief Legal Counsel       Secretary of Wells Fargo Funds
                                since 2003                Management, LLC since 2001.
                                                          Vice President and Managing
                                                          Senior Counsel of Wells Fargo
                                                          Bank, N.A. since 1996.
-----------------------------------------------------------------------------------------------------------------
A. Erdem Cimen                  Treasurer, since 2006     Vice President of Financial         None
33                                                        Operations for Wells Fargo
                                                          Funds Management, LLC since
                                                          2006. From 2001 to 2006, Vice
                                                          President of Wells Fargo Bank,
                                                          N.A. and Vice President of
                                                          Wells Fargo Bank, N.A. Auto
                                                          Finance Group. Vice President
                                                          of Portfolio Risk Management
                                                          for Wells Fargo Bank, N.A.
                                                          Auto Finance Group from 2004
                                                          to 2006.

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

OFFICERS (continued)

-----------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE         PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Dorothy A. Peters               Chief Compliance          Chief Compliance Officer of         None
45                              Officer, since 2004       Wells Fargo Funds Management,
                                                          LLC since 2004. Chief Compliance
                                                          Officer for Wells Fargo Funds
                                                          Management, LLC from 1997 to
                                                          2002. In 2002, Ms. Peters left
                                                          Wells Fargo Funds Management,
                                                          LLC to pursue personal goals.
-----------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of January 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     -- Association of Bay Area Governments
ADR      -- American Depositary Receipt
AMBAC    -- American Municipal Bond Assurance Corporation
AMT      -- Alternative Minimum Tax
ARM      -- Adjustable Rate Mortgages
BART     -- Bay Area Rapid Transit
CDA      -- Community Development Authority
CDO      -- Collateralized Debt Obligation
CDSC     -- Contingent Deferred Sales Charge
CGIC     -- Capital Guaranty Insurance Company
CGY      -- Capital Guaranty Corporation
COP      -- Certificate of Participation
CP       -- Commercial Paper
CTF      -- Common Trust Fund
DW&P     -- Department of Water & Power
DWR      -- Department of Water Resources
ECFA     -- Educational & Cultural Facilities Authority
EDFA     -- Economic Development Finance Authority
ETET     -- Eagle Tax-Exempt Trust
FFCB     -- Federal Farm Credit Bank
FGIC     -- Financial Guaranty Insurance Corporation
FHA      -- Federal Housing Authority
FHAG     -- Federal Housing Agency
FHLB     -- Federal Home Loan Bank
FHLMC    -- Federal Home Loan Mortgage Corporation
FNMA     -- Federal National Mortgage Association
GDR      -- Global Depositary Receipt
GNMA     -- Government National Mortgage Association
GO       -- General Obligation
HCFR     -- Healthcare Facilities Revenue
HEFA     -- Health & Educational Facilities Authority
HEFAR    -- Higher Education Facilities Authority Revenue
HFA      -- Housing Finance Authority
HFFA     -- Health Facilities Financing Authority
IDA      -- Industrial Development Authority
IDAG     -- Industrial Development Agency
IDR      -- Industrial Development Revenue
LIBOR    -- London Interbank Offered Rate
LLC      -- Limited Liability Corporation
LOC      -- Letter of Credit
LP       -- Limited Partnership
MBIA     -- Municipal Bond Insurance Association
MFHR     -- Multi-Family Housing Revenue
MTN      -- Medium Term Note
MUD      -- Municipal Utility District
PCFA     -- Pollution Control Finance Authority
PCR      -- Pollution Control Revenue
PFA      -- Public Finance Authority
PFFA     -- Public Facilities Financing Authority
plc      -- Public Limited Company
PSFG     -- Public School Fund Guaranty
R&D      -- Research & Development
RDA      -- Redevelopment Authority
RDFA     -- Redevelopment Finance Authority
REITS    -- Real Estate Investment Trusts
SFHR     -- Single Family Housing Revenue
SFMR     -- Single Family Mortgage Revenue
SLMA     -- Student Loan Marketing Association
TBA      -- To Be Announced
TRAN     -- Tax Revenue Anticipation Notes
USD      -- Unified School District
XLCA     -- XL Capital Assurance

[LOGO OMITTED]

WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          102818 03-07
Funds Management, LLC.                                       SLCFLD/SAR120 01-07
All rights reserved.

                                                               [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS

--------------------------------------------------------------------------------
                                JANUARY 31, 2007
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]               Semi-Annual Report

--------------------------------------------------------------------------------

                  WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                  Wells Fargo Advantage Capital Growth Fund
                  Wells Fargo Advantage Dividend Income Fund
                  Wells Fargo Advantage Growth Fund
                  Wells Fargo Advantage Growth and Income Fund
                  Wells Fargo Advantage Large Cap Growth Fund
                  Wells Fargo Advantage Value Fund

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Capital Growth Fund ....................................................    2
   Dividend Income Fund ...................................................    4
   Growth Fund ............................................................    6
   Growth and Income Fund .................................................    8
   Large Cap Growth Fund ..................................................   10
   Value Fund .............................................................   12
Fund Expenses (Unaudited) .................................................   14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Capital Growth Fund ....................................................   16
   Dividend Income Fund ...................................................   20
   Growth Fund ............................................................   25
   Growth and Income Fund .................................................   31
   Large Cap Growth Fund ..................................................   35
   Value Fund .............................................................   40
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   44
   Statements of Operations ...............................................   46
   Statements of Changes in Net Assets ....................................   48
   Financial Highlights ...................................................   56
   Notes to Financial Highlights ..........................................   62
Notes to Financial Statements .............................................   63
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   71
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   73
--------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am excited about the different ways we have today of providing shareholders with timely and relevant Fund information. In particular, our Web site, WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, includes daily prices and performance, Fund holdings, and tools for comparing one Fund to another, along with information about retirement plans and educational savings plans. You can even sign up to manage your investment accounts online and register to receive your statements and regulatory documents such as prospectuses and shareholder reports through eDocuments at the same Web site.

      In this semi-annual report for the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS, which covers the six-month period that ended January 31, 2007, you may notice that the Performance Highlights, Fund Characteristics, Growth of $10,000, and the charts showing the sector distributions for the Large Cap Stock Funds have been arranged to provide you with a snapshot review of each Fund. Our goal is to provide you with Fund information that is easy to comprehend so that you can make investment decisions complementary to your financial plan and, when applicable, in collaboration with your financial professional.

      My hope is that you will find this newly formatted semi-annual report useful and informative. We will continue to provide you with a general economic overview for the six-month period along with information about the large-cap stock market in particular.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The U.S. economy performed very well during the six-month period that ended January 31, 2007. Growth in real Gross Domestic Product averaged close to 2.75%, the unemployment rate fell from 5% to 4.6%, and inflation remained relatively low for most of the period. This was solid performance for a period in which oil prices fluctuated, geopolitical tensions remained intense, and the housing market continued to struggle. The Fed decided to leave the Federal funds rate at 5.25% throughout the period, which helped to keep mortgage lending rates at historical lows. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

LARGE-CAP VALUE STOCKS OUTPACED LARGE-CAP GROWTH STOCKS
--------------------------------------------------------------------------------

      Large cap stocks, represented by the S&P 500 Index, produced positive returns for the period. The market's strong rally during the second half of 2006 more than compensated for any sluggishness seen in the first half of 2006. This was especially true for large-cap value stocks, which continued to outpace large-cap growth stocks. Large-cap growth stocks did try to edge ahead during the third quarter of 2006, but they fell behind large-cap value stocks during the fourth quarter of 2006. For the month of January 2007, large-cap growth stocks inched ahead of large-cap value stocks again, but overall large-cap value stocks outpaced large-cap growth stocks for the period.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The business cycle for stocks is in an advanced stage as we begin 2007, but that does not mean that it must turn downward in the year ahead. In general, we see a healthy market environment for stocks with moderate inflation, real income growth, and continued earnings growth for businesses. While the economy has been weakened by inventory corrections in the housing and automobile industries, we also see positive signs in good job markets, solid income growth, and historically low mortgage interest rates.

      Nevertheless, even with the most optimistic outlook, it is important to maintain a portfolio that is diversified and that includes an asset allocation plan that meets your individual needs, goals, and tolerance for risk. While diversification and asset allocation may not prevent losses in a downturn, it may help reduce them and help keep you on track for creating your financial plan.

      To that end, we offer Funds across most major asset classes that are guided by skillful money managers, our subadvisers, who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking dedicated subadvisers who share our commitment for pursuing consistent, long-term results offers our investors the firm footing they need to withstand changing market conditions and adjustments in their own financial requirements.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to being part of your financial plan. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Michael Harris, CFA                     11/03/1997
   Thomas J. Pence, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                                                                   Gross      Net
                                                                                  Expense   Expense
                                     6-Months*   1-Year   5-Year   Life of Fund    Ratio     Ratio
----------------------------------------------------------------------------------------------------
Administrator Class                    13.70      4.77     8.11        9.92        1.21%     0.94%
----------------------------------------------------------------------------------------------------
Institutional Class                    13.80      4.93     8.17        9.95        0.94%     0.75%
----------------------------------------------------------------------------------------------------
Investor Class                         13.48      4.25     7.73        9.72        1.55%     1.42%
----------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------
   Russell 1000(R) Growth Index 2      15.12      9.95     3.58        3.77
----------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Large Company Growth Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 30, 2003 for the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

2 The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                     1.05
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    21.90x
--------------------------------------------------------------------------------
Price to Book Ratio                                                        3.55x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                 $ 26.88
--------------------------------------------------------------------------------
Portfolio Turnover***                                                        63%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (9%)
Consumer Staples                                                            (8%)
Energy                                                                      (9%)
Financials                                                                  (7%)
Health Care                                                                (18%)
Industrials                                                                (13%)
Information Technology                                                     (28%)
Materials                                                                   (2%)
Telecommunication Services                                                  (6%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Google Incorporated Class A                                                3.99%
--------------------------------------------------------------------------------
WellPoint Incorporated                                                     3.49%
--------------------------------------------------------------------------------
CVS Corporation                                                            3.41%
--------------------------------------------------------------------------------
Adobe Systems Incorporated                                                 3.37%
--------------------------------------------------------------------------------
Johnson & Johnson                                                          3.25%
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                  2.96%
--------------------------------------------------------------------------------
Transocean Incorporated                                                    2.91%
--------------------------------------------------------------------------------
Comcast Corporation Class A                                                2.74%
--------------------------------------------------------------------------------
Marriott International Incorporated Class A                                2.61%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                   2.59%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE CAPITAL
                 GROWTH FUND - Investor Class      Russell 1000(R) Growth Index
 11/3/1997                 $10,000                           $10,000
11/30/1997                 $ 9,940                           $10,425
12/31/1997                 $10,106                           $10,542
 1/31/1998                 $10,197                           $10,857
 2/28/1998                 $10,879                           $11,673
 3/31/1998                 $11,158                           $12,139
 4/30/1998                 $11,532                           $12,307
 5/31/1998                 $11,350                           $11,958
 6/30/1998                 $11,227                           $12,690
 7/31/1998                 $10,954                           $12,606
 8/31/1998                 $ 9,706                           $10,714
 9/30/1998                 $ 9,990                           $11,537
10/31/1998                 $10,550                           $12,464
11/30/1998                 $11,162                           $13,412
12/31/1998                 $11,605                           $14,622
 1/31/1999                 $12,127                           $15,480
 2/28/1999                 $12,014                           $14,773
 3/31/1999                 $12,781                           $15,551
 4/30/1999                 $13,399                           $15,571
 5/31/1999                 $13,008                           $15,093
 6/30/1999                 $13,791                           $16,150
 7/31/1999                 $13,709                           $15,637
 8/31/1999                 $13,770                           $15,892
 9/30/1999                 $13,584                           $15,558
10/31/1999                 $14,453                           $16,733
11/30/1999                 $15,323                           $17,636
12/31/1999                 $17,657                           $19,470
 1/31/2000                 $17,815                           $18,557
 2/29/2000                 $19,177                           $19,464
 3/31/2000                 $19,689                           $20,858
 4/30/2000                 $18,581                           $19,865
 5/31/2000                 $17,942                           $18,865
 6/30/2000                 $19,285                           $20,294
 7/31/2000                 $18,635                           $19,448
 8/31/2000                 $21,064                           $21,209
 9/30/2000                 $20,467                           $19,203
10/31/2000                 $19,270                           $18,294
11/30/2000                 $16,855                           $15,598
12/31/2000                 $18,248                           $15,104
 1/31/2001                 $18,918                           $16,148
 2/28/2001                 $17,333                           $13,406
 3/31/2001                 $16,557                           $11,947
 4/30/2001                 $17,771                           $13,458
 5/31/2001                 $17,734                           $13,260
 6/30/2001                 $16,891                           $12,953
 7/31/2001                 $16,620                           $12,630
 8/31/2001                 $16,152                           $11,597
 9/30/2001                 $15,101                           $10,439
10/31/2001                 $15,585                           $10,987
11/30/2001                 $16,243                           $12,042
12/31/2001                 $16,610                           $12,019
 1/31/2002                 $16,248                           $11,807
 2/28/2002                 $16,061                           $11,317
 3/31/2002                 $16,664                           $11,709
 4/30/2002                 $16,350                           $10,753
 5/31/2002                 $15,659                           $10,493
 6/30/2002                 $14,467                           $ 9,522
 7/31/2002                 $13,961                           $ 8,999
 8/31/2002                 $14,037                           $ 9,026
 9/30/2002                 $13,034                           $ 8,089
10/31/2002                 $14,051                           $ 8,831
11/30/2002                 $14,560                           $ 9,311
12/31/2002                 $13,605                           $ 8,668
 1/31/2003                 $13,260                           $ 8,458
 2/28/2003                 $13,107                           $ 8,419
 3/31/2003                 $13,461                           $ 8,575
 4/30/2003                 $14,483                           $ 9,209
 5/31/2003                 $15,109                           $ 9,669
 6/30/2003                 $15,275                           $ 9,802
 7/31/2003                 $15,683                           $10,046
 8/31/2003                 $15,926                           $10,296
 9/30/2003                 $15,658                           $10,186
10/31/2003                 $16,552                           $10,758
11/30/2003                 $16,667                           $10,871
12/31/2003                 $17,063                           $11,247
 1/31/2004                 $17,484                           $11,476
 2/29/2004                 $17,688                           $11,549
 3/31/2004                 $17,561                           $11,335
 4/30/2004                 $17,446                           $11,203
 5/31/2004                 $17,995                           $11,412
 6/30/2004                 $18,289                           $11,555
 7/31/2004                 $17,459                           $10,901
 8/31/2004                 $17,139                           $10,847
 9/30/2004                 $18,110                           $10,951
10/31/2004                 $18,557                           $11,121
11/30/2004                 $19,489                           $11,504
12/31/2004                 $20,051                           $11,955
 1/31/2005                 $19,247                           $11,556
 2/28/2005                 $19,323                           $11,679
 3/31/2005                 $19,172                           $11,467
 4/30/2005                 $18,711                           $11,248
 5/31/2005                 $19,938                           $11,792
 6/30/2005                 $20,220                           $11,749
 7/31/2005                 $21,114                           $12,323
 8/31/2005                 $20,986                           $12,165
 9/30/2005                 $21,447                           $12,220
10/31/2005                 $20,923                           $12,102
11/30/2005                 $21,868                           $12,624
12/31/2005                 $21,944                           $12,584
 1/31/2006                 $22,614                           $12,806
 2/28/2006                 $22,141                           $12,786
 3/31/2006                 $22,312                           $12,974
 4/30/2006                 $22,496                           $12,957
 5/31/2006                 $21,300                           $12,517
 6/30/2006                 $21,274                           $12,468
 7/31/2006                 $20,775                           $12,231
 8/31/2006                 $21,156                           $12,612
 9/30/2006                 $21,826                           $12,959
10/31/2006                 $22,443                           $13,414
11/30/2006                 $23,022                           $13,681
12/31/2006                 $22,901                           $13,727
 1/31/2007                 $23,575                           $14,080

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings, and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings, and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND Investor Class shares for the life of the Fund with the Russell 1000(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND (the Fund) seeks above-average dividend income and long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   Jennifer C. Newell, CFA                 07/01/1993

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                                                              Gross      Net
                                                                             Expense   Expense
                                    6-Months*   1-Year   5-Years   10-Year    Ratio     Ratio
-----------------------------------------------------------------------------------------------
Administrator Class                   11.44     16.05      8.56      9.85     1.23%     0.96%
-----------------------------------------------------------------------------------------------
Investor Class                        11.24     15.60      8.11      9.62     1.50%     1.37%
-----------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------
   Russell 1000(R) Value Index 2      13.43     19.18     11.32     10.61

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007.Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Dividend Income Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

2 The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                     0.87
--------------------------------------------------------------------------------
Price to  Earnings  (trailing 12 months)                                  13.99x
--------------------------------------------------------------------------------
Price to Book Ratio                                                        2.47x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                 $ 39.68
--------------------------------------------------------------------------------
Portfolio Turnover***                                                         2%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) VALUE INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (3%)
Consumer Staples                                                           (12%)
Energy                                                                     (13%)
Financials                                                                 (32%)
Health Care                                                                 (9%)
Industrials                                                                 (8%)
Information Technology                                                      (7%)
Materials                                                                   (7%)
Telecommunication Services                                                  (4%)
Utilities                                                                   (5%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Citigroup Incorporated                                                     4.93%
--------------------------------------------------------------------------------
Bank of America Corporation                                                4.45%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    4.08%
--------------------------------------------------------------------------------
General Electric Company                                                   3.62%
--------------------------------------------------------------------------------
Pfizer Incorporated                                                        3.42%
--------------------------------------------------------------------------------
McDonald's Corporation                                                     3.11%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                   3.10%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                   2.81%
--------------------------------------------------------------------------------
E.I. du Pont de Nemours & Company                                          2.70%
--------------------------------------------------------------------------------
ConocoPhillips                                                             2.57%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE DIVIDEND
                  INCOME FUND-Investor Class         Russell 1000(R) Value Index
 1/31/1997                  $10,000                           $10,000
 2/28/1997                  $10,070                           $10,147
 3/31/1997                  $ 9,794                           $ 9,782
 4/30/1997                  $ 9,865                           $10,193
 5/31/1997                  $10,354                           $10,762
 6/30/1997                  $10,732                           $11,224
 7/31/1997                  $10,954                           $12,069
 8/31/1997                  $10,557                           $11,639
 9/30/1997                  $11,163                           $12,342
10/31/1997                  $11,171                           $11,997
11/30/1997                  $12,019                           $12,528
12/31/1997                  $12,526                           $12,893
 1/31/1998                  $12,467                           $12,711
 2/28/1998                  $12,586                           $13,567
 3/31/1998                  $13,688                           $14,396
 4/30/1998                  $13,169                           $14,493
 5/31/1998                  $12,923                           $14,278
 6/30/1998                  $13,181                           $14,461
 7/31/1998                  $12,899                           $14,206
 8/31/1998                  $12,591                           $12,092
 9/30/1998                  $13,826                           $12,786
10/31/1998                  $14,041                           $13,776
11/30/1998                  $14,394                           $14,418
12/31/1998                  $15,075                           $14,908
 1/31/1999                  $14,546                           $15,028
 2/28/1999                  $14,124                           $14,815
 3/31/1999                  $14,020                           $15,122
 4/30/1999                  $15,446                           $16,534
 5/31/1999                  $15,716                           $16,353
 6/30/1999                  $15,957                           $16,827
 7/31/1999                  $15,911                           $16,335
 8/31/1999                  $15,630                           $15,729
 9/30/1999                  $15,453                           $15,179
10/31/1999                  $15,700                           $16,053
11/30/1999                  $15,471                           $15,927
12/31/1999                  $15,163                           $16,004
 1/31/2000                  $15,461                           $15,482
 2/29/2000                  $14,093                           $14,332
 3/31/2000                  $15,709                           $16,080
 4/30/2000                  $16,227                           $15,893
 5/31/2000                  $16,672                           $16,061
 6/30/2000                  $15,959                           $15,327
 7/31/2000                  $16,188                           $15,519
 8/31/2000                  $17,312                           $16,382
 9/30/2000                  $18,499                           $16,532
10/31/2000                  $18,112                           $16,938
11/30/2000                  $18,007                           $16,309
12/31/2000                  $19,306                           $17,127
 1/31/2001                  $18,158                           $17,192
 2/28/2001                  $18,357                           $16,714
 3/31/2001                  $18,397                           $16,124
 4/30/2001                  $19,685                           $16,914
 5/31/2001                  $19,551                           $17,294
 6/30/2001                  $18,544                           $16,911
 7/31/2001                  $18,254                           $16,875
 8/31/2001                  $17,986                           $16,199
 9/30/2001                  $17,357                           $15,059
10/31/2001                  $17,301                           $14,929
11/30/2001                  $16,863                           $15,797
12/31/2001                  $17,144                           $16,169
 1/31/2002                  $16,964                           $16,045
 2/28/2002                  $16,997                           $16,070
 3/31/2002                  $17,682                           $16,831
 4/30/2002                  $16,889                           $16,253
 5/31/2002                  $16,900                           $16,335
 6/30/2002                  $15,990                           $15,397
 7/31/2002                  $14,815                           $13,966
 8/31/2002                  $14,895                           $14,071
 9/30/2002                  $13,187                           $12,507
10/31/2002                  $13,742                           $13,433
11/30/2002                  $14,147                           $14,280
12/31/2002                  $13,755                           $13,659
 1/31/2003                  $13,360                           $13,329
 2/28/2003                  $13,024                           $12,973
 3/31/2003                  $13,143                           $12,995
 4/30/2003                  $14,214                           $14,139
 5/31/2003                  $14,914                           $15,051
 6/30/2003                  $15,108                           $15,240
 7/31/2003                  $15,260                           $15,466
 8/31/2003                  $15,225                           $15,707
 9/30/2003                  $15,028                           $15,554
10/31/2003                  $15,966                           $16,506
11/30/2003                  $16,107                           $16,730
12/31/2003                  $17,125                           $17,761
 1/31/2004                  $17,254                           $18,074
 2/29/2004                  $17,513                           $18,461
 3/31/2004                  $17,326                           $18,299
 4/30/2004                  $16,961                           $17,852
 5/31/2004                  $17,150                           $18,034
 6/30/2004                  $17,490                           $18,460
 7/31/2004                  $17,218                           $18,200
 8/31/2004                  $17,490                           $18,459
 9/30/2004                  $17,768                           $18,745
10/31/2004                  $18,266                           $19,057
11/30/2004                  $19,179                           $20,020
12/31/2004                  $19,529                           $20,691
 1/31/2005                  $19,613                           $20,323
 2/28/2005                  $20,435                           $20,997
 3/31/2005                  $20,127                           $20,709
 4/30/2005                  $19,829                           $20,338
 5/31/2005                  $20,140                           $20,828
 6/30/2005                  $20,257                           $21,056
 7/31/2005                  $20,880                           $21,664
 8/31/2005                  $20,818                           $21,571
 9/30/2005                  $21,030                           $21,873
10/31/2005                  $20,655                           $21,317
11/30/2005                  $21,205                           $22,014
12/31/2005                  $21,264                           $22,149
 1/31/2006                  $21,672                           $23,008
 2/28/2006                  $21,646                           $23,149
 3/31/2006                  $21,874                           $23,462
 4/30/2006                  $22,640                           $24,058
 5/31/2006                  $21,954                           $23,451
 6/30/2006                  $21,978                           $23,601
 7/31/2006                  $22,522                           $24,174
 8/31/2006                  $22,946                           $24,579
 9/30/2006                  $23,416                           $25,069
10/31/2006                  $23,989                           $25,889
11/30/2006                  $24,309                           $26,480
12/31/2006                  $25,039                           $27,075
 1/31/2007                  $25,053                           $27,421

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND Investor Class shares for the most recent ten years with the Russell 1000(R) Value Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

PORTFOLIO MANAGERS                     FUND INCEPTION
   Brandon M. Nelson, CFA                 12/31/1993
   Thomas C. Ognar, CFA
   Bruce C. Olson, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                Including Sales Charge               Excluding Sales Charge            Gross      Net
                         -----------------------------------   ------------------------------------   Expense   Expense
                         6-Months*  1-Year  5-Year   10-Year   6-Months*   1-Year  5-Year   10-Year    Ratio     Ratio
-----------------------------------------------------------------------------------------------------------------------
Class C                    13.63     3.13    5.70      6.06      14.63      4.13    5.70      6.06     2.08%     2.05%
-----------------------------------------------------------------------------------------------------------------------
Administrator Class                                              15.30      5.29    7.04      7.37     1.16%     0.96%
-----------------------------------------------------------------------------------------------------------------------
Advisor Class                                                    15.06      4.90    6.51      6.94     1.33%     1.30%
-----------------------------------------------------------------------------------------------------------------------
Institutional Class                                              15.31      5.38    7.12      7.55     0.88%     0.80%
-----------------------------------------------------------------------------------------------------------------------
Investor Class                                                   15.00      4.75    6.46      7.08     1.50%     1.47%
-----------------------------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------------------------
   Russell 3000(R) Growth Index 2                                15.09      9.53    3.92      4.93
-----------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007.Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Class C shares reflects the performance of the Class C shares of the Strong Growth Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses. Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to April 11, 2005 for the Advisor Class shares reflects the performance of the Advisor Class shares of the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Institutional Class shares of the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

2 The Russell 3000(R) Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Growth Index or the Russell 2000(R) Growth Index. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                     1.36
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    25.80x
--------------------------------------------------------------------------------
Price to Book Ratio                                                        4.53x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                $   5.69
--------------------------------------------------------------------------------
Portfolio Turnover***                                                        58%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 3000(R) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (11%)
Consumer Staples                                                            (3%)
Energy                                                                      (5%)
Financials                                                                  (9%)
Health Care                                                                (20%)
Industrials                                                                (10%)
Information Technology                                                     (30%)
Materials                                                                   (3%)
Telecommunication Services                                                  (9%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                  5.10%
--------------------------------------------------------------------------------
Google Incorporated Class A                                                3.61%
--------------------------------------------------------------------------------
Dick's Sporting Goods Incorporated                                         3.18%
--------------------------------------------------------------------------------
Huron Consulting Group Incorporated                                        3.05%
--------------------------------------------------------------------------------
Charles Schwab Corporation                                                 2.43%
--------------------------------------------------------------------------------
Alliance Data Systems Corporation                                          2.25%
--------------------------------------------------------------------------------
Life Time Fitness Incorporated                                             2.03%
--------------------------------------------------------------------------------
Xyratex Limited                                                            1.94%
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corporation Class A                         1.92%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange                                                1.84%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
                    GROWTH FUND -           GROWTH FUND -       Russell 3000(R)
                   Investor Class              Class C           Growth Index
    1/31/1997          $10,000                 $10,000             $10,000
    2/28/1997          $ 9,461                 $ 9,452             $ 9,882
    3/31/1997          $ 8,767                 $ 8,749             $ 9,333
    4/30/1997          $ 9,028                 $ 9,000             $ 9,889
    5/31/1997          $ 9,845                 $ 9,805             $10,665
    6/30/1997          $10,319                 $10,267             $11,087
    7/31/1997          $11,334                 $11,266             $12,028
    8/31/1997          $11,053                 $10,975             $11,423
    9/30/1997          $11,776                 $11,682             $12,021
   10/31/1997          $11,334                 $11,231             $11,547
   11/30/1997          $11,183                 $11,071             $11,958
   12/31/1997          $11,203                 $11,079             $12,080
    1/31/1998          $10,897                 $10,766             $12,391
    2/28/1998          $11,815                 $11,662             $13,338
    3/31/1998          $12,408                 $12,235             $13,872
    4/30/1998          $12,329                 $12,145             $14,054
    5/31/1998          $11,937                 $11,747             $13,597
    6/30/1998          $13,032                 $12,812             $14,368
    7/31/1998          $12,726                 $12,498             $14,174
    8/31/1998          $10,701                 $10,497             $11,953
    9/30/1998          $11,380                 $11,152             $12,894
   10/31/1998          $11,466                 $11,225             $13,902
   11/30/1998          $12,365                 $12,093             $14,961
   12/31/1998          $14,226                 $13,899             $16,310
    1/31/1999          $15,168                 $14,805             $17,251
    2/28/1999          $14,415                 $14,058             $16,405
    3/31/1999          $15,700                 $15,296             $17,249
    4/30/1999          $15,732                 $15,311             $17,375
    5/31/1999          $15,162                 $14,741             $16,882
    6/30/1999          $16,485                 $16,012             $18,043
    7/31/1999          $15,934                 $15,460             $17,470
    8/31/1999          $16,112                 $15,617             $17,687
    9/30/1999          $16,074                 $15,564             $17,364
   10/31/1999          $17,738                 $17,159             $18,615
   11/30/1999          $19,738                 $19,074             $19,683
   12/31/1999          $24,903                 $24,044             $21,827
    1/31/2000          $24,288                 $23,426             $20,862
    2/29/2000          $31,684                 $30,532             $22,165
    3/31/2000          $29,624                 $28,516             $23,419
    4/30/2000          $26,146                 $25,143             $22,214
    5/31/2000          $24,700                 $23,729             $21,039
    6/30/2000          $26,998                 $25,910             $22,708
    7/31/2000          $26,579                 $25,481             $21,692
    8/31/2000          $29,749                 $28,493             $23,677
    9/30/2000          $29,086                 $27,830             $21,508
   10/31/2000          $25,762                 $24,623             $20,440
   11/30/2000          $21,963                 $20,969             $17,380
   12/31/2000          $22,604                 $21,559             $16,934
    1/31/2001          $21,517                 $20,502             $18,118
    2/28/2001          $18,334                 $17,451             $15,084
    3/31/2001          $16,403                 $15,596             $13,462
    4/30/2001          $17,632                 $16,748             $15,161
    5/31/2001          $17,398                 $16,509             $14,980
    6/30/2001          $17,139                 $16,248             $14,691
    7/31/2001          $16,412                 $15,545             $14,262
    8/31/2001          $15,075                 $14,265             $13,114
    9/30/2001          $13,170                 $12,451             $11,751
   10/31/2001          $13,562                 $12,810             $12,399
   11/30/2001          $14,665                 $13,840             $13,580
   12/31/2001          $14,830                 $13,983             $13,611
    1/31/2002          $14,486                 $13,647             $13,353
    2/28/2002          $13,656                 $12,854             $12,778
    3/31/2002          $14,343                 $13,493             $13,264
    4/30/2002          $13,748                 $12,924             $12,237
    5/31/2002          $13,429                 $12,615             $11,910
    6/30/2002          $12,590                 $11,819             $10,815
    7/31/2002          $11,475                 $10,764             $10,147
    8/31/2002          $11,349                 $10,638             $10,175
    9/30/2002          $10,720                 $10,042             $ 9,139
   10/31/2002          $11,433                 $10,702             $ 9,953
   11/30/2002          $12,053                 $11,275             $10,522
   12/31/2002          $11,080                 $10,359             $ 9,795
    1/31/2003          $10,854                 $10,131             $ 9,555
    2/28/2003          $10,787                 $10,077             $ 9,498
    3/31/2003          $10,997                 $10,257             $ 9,673
    4/30/2003          $11,668                 $10,884             $10,400
    5/31/2003          $12,473                 $11,621             $10,961
    6/30/2003          $12,691                 $11,817             $11,116
    7/31/2003          $13,219                 $12,288             $11,432
    8/31/2003          $13,798                 $12,829             $11,740
    9/30/2003          $13,362                 $12,406             $11,601
   10/31/2003          $14,343                 $13,307             $12,279
   11/30/2003          $14,578                 $13,519             $12,428
   12/31/2003          $14,419                 $13,354             $12,829
    1/31/2004          $14,771                 $13,668             $13,121
    2/29/2004          $14,930                 $13,809             $13,197
    3/31/2004          $14,729                 $13,605             $12,975
    4/30/2004          $14,402                 $13,292             $12,785
    5/31/2004          $14,930                 $13,778             $13,025
    6/30/2004          $15,342                 $14,139             $13,208
    7/31/2004          $14,209                 $13,088             $12,425
    8/31/2004          $13,848                 $12,751             $12,347
    9/30/2004          $14,427                 $13,276             $12,509
   10/31/2004          $14,704                 $13,519             $12,713
   11/30/2004          $15,610                 $14,342             $13,203
   12/31/2004          $16,231                 $14,899             $13,717
    1/31/2005          $15,568                 $14,280             $13,246
    2/28/2005          $15,702                 $14,390             $13,390
    3/31/2005          $15,459                 $14,154             $13,124
    4/30/2005          $14,704                 $13,503             $12,824
    5/31/2005          $15,744                 $14,444             $13,468
    6/30/2005          $15,929                 $14,609             $13,459
    7/31/2005          $16,742                 $15,346             $14,141
    8/31/2005          $16,465                 $15,087             $13,957
    9/30/2005          $16,851                 $15,432             $14,026
   10/31/2005          $16,642                 $15,236             $13,856
   11/30/2005          $17,598                 $16,099             $14,470
   12/31/2005          $17,690                 $16,177             $14,426
    1/31/2006          $18,915                 $17,291             $14,778
    2/28/2006          $18,571                 $16,962             $14,750
    3/31/2006          $19,317                 $17,644             $15,014
    4/30/2006          $19,686                 $17,965             $14,991
    5/31/2006          $18,411                 $16,797             $14,430
    6/30/2006          $18,487                 $16,860             $14,379
    7/31/2006          $17,229                 $15,707             $14,064
    8/31/2006          $17,589                 $16,021             $14,501
    9/30/2006          $17,917                 $16,311             $14,874
   10/31/2006          $18,588                 $16,915             $15,433
   11/30/2006          $19,208                 $17,471             $15,745
   12/31/2006          $19,057                 $17,330             $15,791
    1/31/2007          $19,812                 $18,005             $16,187

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH FUND Class C shares and Investor Class shares for the most recent ten years with the Russell 3000(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in Class C shares and Investor Class shares and reflects all operating expenses and, for Class C shares, assumes the maximum contigent deferred sales charge of 1.00%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC                 Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER                                 FUND INCEPTION
   David A. Katz, CFA                                12/29/1995

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                                                                Gross          Net
                                                                               Expense       Expense
                                     6-Months*   1-Year  5-Year   10-Year       Ratio         Ratio
----------------------------------------------------------------------------------------------------
Administrator Class                    19.12      14.53   4.68     6.93         1.22%         0.96%
----------------------------------------------------------------------------------------------------
Advisor Class                          19.04      14.35   4.37     6.65         1.35%         1.14%
----------------------------------------------------------------------------------------------------
Institutional Class                    19.33      14.91   5.00     7.20         0.95%         0.66%
----------------------------------------------------------------------------------------------------
Investor Class                         18.98      14.17   4.28     6.72         1.52%         1.31%
----------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------
   S&P 500 Index 2                     13.73      14.50   6.82     7.93

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Growth and Income Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to April 11, 2005 for the Advisor Class shares reflects the performance of the Advisor Class shares of the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Institutional Class shares of the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                     1.17
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    16.69x
--------------------------------------------------------------------------------
Price to Book Ratio                                                        2.39x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                 $ 82.33
--------------------------------------------------------------------------------
Portfolio Turnover***                                                        19%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE S&P 500 INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (15%)
Consumer Staples                                                           (4%)
Energy                                                                     (8%)
Financials                                                                (22%)
Health Care                                                               (18%)
Industrials                                                               (10%)
Information Technology                                                    (23%)

TEN LARGEST EQUITY HOLDINGS 3, 4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
MedImmune Incorporated                                                   4.23%
--------------------------------------------------------------------------------
Time Warner Incorporated                                                 4.15%
--------------------------------------------------------------------------------
Microsoft Corporation                                                    4.06%
--------------------------------------------------------------------------------
Dollar General Corporation                                               3.91%
--------------------------------------------------------------------------------
American International Group Incorporated                                3.87%
--------------------------------------------------------------------------------
Wal-Mart Stores Incorporated                                             3.87%
--------------------------------------------------------------------------------
First Data Corporation                                                   3.69%
--------------------------------------------------------------------------------
Morgan Stanley                                                           3.67%
--------------------------------------------------------------------------------
Chevron Corporation                                                      3.62%
--------------------------------------------------------------------------------
Citigroup Incorporated                                                   3.56%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE
                      GROWTH AND INCOME
                    FUND - Investor Class        S&P 500 Index
 1/31/1997                 $10,000                  $10,000
 2/28/1997                 $10,051                  $10,079
 3/31/1997                 $ 9,688                  $ 9,665
 4/30/1997                 $10,209                  $10,242
 5/31/1997                 $10,737                  $10,865
 6/30/1997                 $11,263                  $11,351
 7/31/1997                 $12,343                  $12,254
 8/31/1997                 $11,770                  $11,568
 9/30/1997                 $12,443                  $12,201
10/31/1997                 $12,017                  $11,794
11/30/1997                 $12,238                  $12,340
12/31/1997                 $12,523                  $12,551
 1/31/1998                 $12,515                  $12,690
 2/28/1998                 $13,382                  $13,605
 3/31/1998                 $14,073                  $14,301
 4/30/1998                 $14,265                  $14,445
 5/31/1998                 $14,050                  $14,197
 6/30/1998                 $14,888                  $14,773
 7/31/1998                 $15,041                  $14,616
 8/31/1998                 $12,660                  $12,505
 9/30/1998                 $13,497                  $13,306
10/31/1998                 $14,388                  $14,388
11/30/1998                 $15,302                  $15,259
12/31/1998                 $16,649                  $16,138
 1/31/1999                 $17,478                  $16,813
 2/28/1999                 $16,925                  $16,290
 3/31/1999                 $17,809                  $16,942
 4/30/1999                 $18,208                  $17,598
 5/31/1999                 $17,640                  $17,183
 6/30/1999                 $18,815                  $18,136
 7/31/1999                 $18,400                  $17,570
 8/31/1999                 $18,316                  $17,483
 9/30/1999                 $18,201                  $17,005
10/31/1999                 $19,407                  $18,080
11/30/1999                 $20,244                  $18,448
12/31/1999                 $22,015                  $19,533
 1/31/2000                 $20,985                  $18,552
 2/29/2000                 $22,415                  $18,201
 3/31/2000                 $23,807                  $19,981
 4/30/2000                 $22,577                  $19,380
 5/31/2000                 $21,554                  $18,983
 6/30/2000                 $22,131                  $19,451
 7/31/2000                 $21,715                  $19,148
 8/31/2000                 $23,592                  $20,336
 9/30/2000                 $22,700                  $19,263
10/31/2000                 $21,792                  $19,181
11/30/2000                 $19,524                  $17,670
12/31/2000                 $19,758                  $17,757
 1/31/2001                 $19,556                  $18,386
 2/28/2001                 $17,250                  $16,711
 3/31/2001                 $16,246                  $15,653
 4/30/2001                 $17,523                  $16,868
 5/31/2001                 $17,562                  $16,981
 6/30/2001                 $17,048                  $16,568
 7/31/2001                 $16,783                  $16,405
 8/31/2001                 $15,584                  $15,379
 9/30/2001                 $14,384                  $14,137
10/31/2001                 $14,649                  $14,407
11/30/2001                 $15,810                  $15,512
12/31/2001                 $15,794                  $15,648
 1/31/2002                 $15,545                  $15,420
 2/28/2002                 $15,303                  $15,122
 3/31/2002                 $15,812                  $15,691
 4/30/2002                 $14,893                  $14,740
 5/31/2002                 $14,683                  $14,632
 6/30/2002                 $13,756                  $13,590
 7/31/2002                 $12,774                  $12,531
 8/31/2002                 $12,767                  $12,613
 9/30/2002                 $11,559                  $11,243
10/31/2002                 $12,541                  $12,232
11/30/2002                 $13,195                  $12,951
12/31/2002                 $12,346                  $12,191
 1/31/2003                 $12,073                  $11,872
 2/28/2003                 $11,855                  $11,694
 3/31/2003                 $11,972                  $11,806
 4/30/2003                 $12,861                  $12,779
 5/31/2003                 $13,407                  $13,452
 6/30/2003                 $13,567                  $13,624
 7/31/2003                 $13,808                  $13,864
 8/31/2003                 $14,058                  $14,134
 9/30/2003                 $13,794                  $13,984
10/31/2003                 $14,637                  $14,775
11/30/2003                 $14,723                  $14,905
12/31/2003                 $15,364                  $15,686
 1/31/2004                 $15,551                  $15,974
 2/29/2004                 $15,731                  $16,196
 3/31/2004                 $15,498                  $15,951
 4/30/2004                 $15,155                  $15,701
 5/31/2004                 $15,436                  $15,916
 6/30/2004                 $15,740                  $16,226
 7/31/2004                 $15,131                  $15,689
 8/31/2004                 $15,155                  $15,752
 9/30/2004                 $15,415                  $15,922
10/31/2004                 $15,587                  $16,165
11/30/2004                 $16,360                  $16,819
12/31/2004                 $16,728                  $17,391
 1/31/2005                 $16,179                  $16,967
 2/28/2005                 $16,493                  $17,324
 3/31/2005                 $16,046                  $17,018
 4/30/2005                 $15,707                  $16,695
 5/31/2005                 $16,068                  $17,226
 6/30/2005                 $15,801                  $17,251
 7/31/2005                 $16,359                  $17,892
 8/31/2005                 $15,950                  $17,729
 9/30/2005                 $15,954                  $17,873
10/31/2005                 $15,648                  $17,575
11/30/2005                 $16,340                  $18,239
12/31/2005                 $16,424                  $18,246
 1/31/2006                 $16,787                  $18,730
 2/28/2006                 $16,708                  $18,780
 3/31/2006                 $16,696                  $19,014
 4/30/2006                 $16,933                  $19,269
 5/31/2006                 $16,405                  $18,715
 6/30/2006                 $16,068                  $18,740
 7/31/2006                 $16,108                  $18,856
 8/31/2006                 $16,479                  $19,304
 9/30/2006                 $17,305                  $19,801
10/31/2006                 $18,174                  $20,446
11/30/2006                 $18,482                  $20,834
12/31/2006                 $18,952                  $21,126
 1/31/2007                 $19,165                  $21,445

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND Investor Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

PORTFOLIO MANAGERS                     FUND INCEPTION
   Brandon M. Nelson, CFA                 12/30/1981
   Bruce C. Olson, CFA
   Thomas C. Ognar, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                                                               Gross          Net
                                                                              Expense       Expense
                                    6-Months*   1-Year  5-Year   10-Year       Ratio         Ratio
---------------------------------------------------------------------------------------------------
Investor Class                        13.20      2.62    2.50     4.89         1.51%         1.19%
---------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------
   Russell 1000(R) Growth Index 2     15.12      9.95    3.58     5.00
---------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these waivers and/or expense reimbursements through November 30, 2007. Without these reductions, the Fund's returns would have been lower.

Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Large Cap Growth Fund.

2 The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                     1.13
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    22.70x
--------------------------------------------------------------------------------
Price to Book Ratio                                                        4.49x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                 $ 23.89
--------------------------------------------------------------------------------
Portfolio Turnover***                                                        53%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                   (19%)
Consumer Staples                                                          (6%)
Energy                                                                    (4%)
Financials                                                               (11%)
Health Care                                                              (16%)
Industrials                                                               (6%)
Information Technology                                                   (30%)
Materials                                                                 (3%)
Telecommunication Services                                                (5%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Google Incorporated Class A                                               3.62%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                3.12%
--------------------------------------------------------------------------------
Target Corporation                                                        2.98%
--------------------------------------------------------------------------------
Johnson & Johnson                                                         2.83%
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                 2.67%
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                          2.64%
--------------------------------------------------------------------------------
Marriott International Incorporated Class A                               2.34%
--------------------------------------------------------------------------------
Charles Schwab Corporation                                                2.12%
--------------------------------------------------------------------------------
International Business Machines Corporation                               2.10%
--------------------------------------------------------------------------------
Hewlett-Packard Company                                                   2.05%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE
                 LARGE CAP GROWTH
               FUND - Investor Class        Russell 1000(R) Growth Index
 1/31/1997           $10,000                          $10,000
 2/28/1997           $ 9,824                          $ 9,932
 3/31/1997           $ 9,303                          $ 9,395
 4/30/1997           $ 9,656                          $10,019
 5/31/1997           $10,145                          $10,742
 6/30/1997           $10,588                          $11,172
 7/31/1997           $11,535                          $12,160
 8/31/1997           $11,004                          $11,448
 9/30/1997           $11,553                          $12,011
10/31/1997           $11,341                          $11,567
11/30/1997           $11,546                          $12,059
12/31/1997           $11,692                          $12,194
 1/31/1998           $11,652                          $12,558
 2/28/1998           $12,368                          $13,503
 3/31/1998           $12,890                          $14,041
 4/30/1998           $12,996                          $14,236
 5/31/1998           $12,828                          $13,832
 6/30/1998           $13,619                          $14,679
 7/31/1998           $13,663                          $14,582
 8/31/1998           $11,800                          $12,393
 9/30/1998           $12,635                          $13,345
10/31/1998           $12,887                          $14,418
11/30/1998           $13,631                          $15,514
12/31/1998           $15,438                          $16,913
 1/31/1999           $16,625                          $17,907
 2/28/1999           $15,895                          $17,089
 3/31/1999           $17,149                          $17,989
 4/30/1999           $17,475                          $18,012
 5/31/1999           $16,714                          $17,458
 6/30/1999           $17,856                          $18,681
 7/31/1999           $17,466                          $18,087
 8/31/1999           $17,457                          $18,383
 9/30/1999           $17,341                          $17,996
10/31/1999           $18,590                          $19,356
11/30/1999           $19,907                          $20,400
12/31/1999           $24,662                          $22,522
 1/31/2000           $22,897                          $21,466
 2/29/2000           $27,599                          $22,515
 3/31/2000           $27,332                          $24,126
 4/30/2000           $24,719                          $22,978
 5/31/2000           $22,934                          $21,821
 6/30/2000           $24,892                          $23,475
 7/31/2000           $24,405                          $22,496
 8/31/2000           $27,463                          $24,533
 9/30/2000           $26,473                          $22,213
10/31/2000           $23,819                          $21,162
11/30/2000           $20,845                          $18,042
12/31/2000           $21,356                          $17,471
 1/31/2001           $20,072                          $18,678
 2/28/2001           $17,007                          $15,507
 3/31/2001           $15,693                          $13,820
 4/30/2001           $16,706                          $15,568
 5/31/2001           $16,473                          $15,339
 6/30/2001           $16,049                          $14,983
 7/31/2001           $15,527                          $14,609
 8/31/2001           $14,348                          $13,414
 9/30/2001           $13,113                          $12,075
10/31/2001           $13,248                          $12,708
11/30/2001           $14,544                          $13,929
12/31/2001           $14,465                          $13,903
 1/31/2002           $14,244                          $13,658
 2/28/2002           $13,568                          $13,091
 3/31/2002           $13,955                          $13,544
 4/30/2002           $13,083                          $12,438
 5/31/2002           $12,683                          $12,137
 6/30/2002           $11,768                          $11,014
 7/31/2002           $10,749                          $10,409
 8/31/2002           $10,706                          $10,440
 9/30/2002            $9,784                           $9,357
10/31/2002           $10,571                          $10,215
11/30/2002           $11,191                          $10,770
12/31/2002           $10,141                          $10,026
 1/31/2003            $9,999                           $9,783
 2/28/2003            $9,993                           $9,738
 3/31/2003           $10,134                           $9,919
 4/30/2003           $10,804                          $10,653
 5/31/2003           $11,559                          $11,185
 6/30/2003           $11,523                          $11,339
 7/31/2003           $11,811                          $11,621
 8/31/2003           $12,069                          $11,910
 9/30/2003           $11,799                          $11,782
10/31/2003           $12,573                          $12,444
11/30/2003           $12,665                          $12,574
12/31/2003           $12,862                          $13,009
 1/31/2004           $13,034                          $13,275
 2/29/2004           $13,144                          $13,359
 3/31/2004           $12,935                          $13,111
 4/30/2004           $12,579                          $12,959
 5/31/2004           $12,966                          $13,200
 6/30/2004           $13,291                          $13,365
 7/31/2004           $12,444                          $12,610
 8/31/2004           $12,352                          $12,548
 9/30/2004           $12,874                          $12,667
10/31/2004           $13,052                          $12,864
11/30/2004           $13,635                          $13,307
12/31/2004           $13,973                          $13,829
 1/31/2005           $13,365                          $13,368
 2/28/2005           $13,470                          $13,510
 3/31/2005           $13,291                          $13,264
 4/30/2005           $12,972                          $13,011
 5/31/2005           $13,777                          $13,641
 6/30/2005           $13,826                          $13,590
 7/31/2005           $14,477                          $14,255
 8/31/2005           $14,244                          $14,071
 9/30/2005           $14,422                          $14,136
10/31/2005           $14,336                          $13,999
11/30/2005           $14,974                          $14,602
12/31/2005           $15,073                          $14,557
 1/31/2006           $15,705                          $14,813
 2/28/2006           $15,398                          $14,789
 3/31/2006           $15,484                          $15,008
 4/30/2006           $15,607                          $14,987
 5/31/2006           $14,655                          $14,479
 6/30/2006           $14,686                          $14,422
 7/31/2006           $14,237                          $14,147
 8/31/2006           $14,440                          $14,589
 9/30/2006           $14,833                          $14,990
10/31/2006           $15,288                          $15,517
11/30/2006           $15,662                          $15,825
12/31/2006           $15,656                          $15,878
 1/31/2007           $16,117                          $16,286

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND Investor Class shares for the most recent ten years with the Russell 1000(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VALUE FUND (the Fund) seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

INVESTMENT ADVISER                            SUBADVISER
   Wells Fargo Funds Management, LLC             Cooke & Bieler, L.P.

PORTFOLIO MANAGERS                            FUND INCEPTION
   Kermit S. Eck, CFA                            02/12/1997
   Daren C. Heitman, CFA
   Michael M. Meyer, CFA
   James R. Norris
   Edward W. O'Connor, CFA
   R. James O'Neil, CFA
   Mehul Trivedi, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

                              Including Sales Charge                     Excluding Sales Charge             Gross     Net
                       ---------------------------------------  ----------------------------------------   Expense  Expense
                       6-Months*  1-Year  5-Year  Life of Fund  6-Months*  1-Year  5-Year   Life of Fund    Ratio    Ratio
---------------------------------------------------------------------------------------------------------------------------
Class A                  10.09    13.68    9.11      10.09        16.83     20.62   10.40       10.75       2.04%    1.20%
---------------------------------------------------------------------------------------------------------------------------
Class B                  11.31    14.67    9.26       9.93        16.31     19.67    9.54        9.93       2.80%    1.95%
---------------------------------------------------------------------------------------------------------------------------
Class C                  15.38    18.73    9.56       9.94        16.38     19.73    9.56        9.94       2.80%    1.95%
---------------------------------------------------------------------------------------------------------------------------
Administrator Class                                               16.92     20.91   10.49       10.79       1.89%    0.95%
---------------------------------------------------------------------------------------------------------------------------
Investor Class                                                    16.78     20.64   10.35       10.72       2.16%    1.20%
---------------------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------------------
   Russell 1000(R) Value Index 2                                  13.43     19.18   11.32       10.54
---------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASS A, B, AND C SHARES ARE CLOSED TO NEW INVESTORS.

      THE FUND HAS A REDEMPTION FEE OF 1.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 365 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The adviser has committed to these fee waivers and/or expense reimbursements through November 30, 2007. Without these reductions, the Fund's returns would have been lower.

      Prior to December 1, 2005, the WELLS FARGO ADVANTAGE VALUE FUND was named the Wells Fargo Advantage C&B Tax-Managed Value Fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the unnamed share class of the C&B Tax Managed Value Portfolio, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to December 1, 2005, the Investor Class was named Class D. Performance shown prior to July 26, 2004 for the Investor Class shares reflects the performance of the unnamed share class of the predecessor fund. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the unnamed share class of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

2 The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Beta**                                                                     0.89
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    17.07x
--------------------------------------------------------------------------------
Price to Book Ratio                                                        2.68x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                 $ 28.04
--------------------------------------------------------------------------------
Portfolio Turnover***                                                        13%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) VALUE INDEX BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION 3 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (19%)
Consumer Staples                                                          (11%)
Energy                                                                     (3%)
Financials                                                                (25%)
Health Care                                                               (11%)
Industrials                                                               (19%)
Information Technology                                                     (8%)
Telecommunication Services                                                 (4%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------
Vodafone Group plc ADR                                                     3.64%
--------------------------------------------------------------------------------
American Express Company                                                   3.34%
--------------------------------------------------------------------------------
McDonald's Corporation                                                     3.26%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    3.12%
--------------------------------------------------------------------------------
Bank of America Corporation                                                3.04%
--------------------------------------------------------------------------------
State Street Corporation                                                   2.93%
--------------------------------------------------------------------------------
Dover Corporation                                                          2.91%
--------------------------------------------------------------------------------
Omnicom Group Incorporated                                                 2.89%
--------------------------------------------------------------------------------
Tyco International Limited                                                 2.83%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      2.79%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JANUARY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                             WELLS FARGO
               WELLS FARGO ADVANTAGE       ADVANTAGE VALUE       Russell 1000(R)
               VALUE FUND -  Class A    FUND - Investor Class      Value Index
 2/12/1997           $10,000                   $10,000               $10,000
 2/28/1997           $ 9,880                   $ 9,880               $10,050
 3/31/1997           $ 9,800                   $ 9,800               $ 9,689
 4/30/1997           $ 9,961                   $ 9,961               $10,096
 5/31/1997           $10,813                   $10,813               $10,660
 6/30/1997           $11,355                   $11,355               $11,117
 7/31/1997           $12,189                   $12,189               $11,953
 8/31/1997           $11,656                   $11,656               $11,527
 9/30/1997           $12,149                   $12,149               $12,224
10/31/1997           $11,554                   $11,554               $11,883
11/30/1997           $11,907                   $11,907               $12,408
12/31/1997           $11,998                   $11,998               $12,770
 1/31/1998           $11,917                   $11,917               $12,590
 2/28/1998           $12,868                   $12,868               $13,437
 3/31/1998           $13,395                   $13,395               $14,259
 4/30/1998           $13,273                   $13,273               $14,354
 5/31/1998           $12,978                   $12,978               $14,142
 6/30/1998           $12,836                   $12,836               $14,323
 7/31/1998           $12,327                   $12,327               $14,070
 8/31/1998           $10,446                   $10,446               $11,976
 9/30/1998           $11,188                   $11,188               $12,663
10/31/1998           $12,496                   $12,496               $13,644
11/30/1998           $12,956                   $12,956               $14,280
12/31/1998           $13,123                   $13,123               $14,766
 1/31/1999           $12,468                   $12,468               $14,884
 2/28/1999           $12,591                   $12,591               $14,674
 3/31/1999           $12,980                   $12,980               $14,978
 4/30/1999           $14,016                   $14,016               $16,376
 5/31/1999           $14,077                   $14,077               $16,196
 6/30/1999           $14,478                   $14,478               $16,667
 7/31/1999           $14,189                   $14,189               $16,179
 8/31/1999           $13,696                   $13,696               $15,578
 9/30/1999           $13,234                   $13,234               $15,034
10/31/1999           $13,275                   $13,275               $15,899
11/30/1999           $13,357                   $13,357               $15,775
12/31/1999           $13,852                   $13,852               $15,851
 1/31/2000           $13,655                   $13,655               $15,334
 2/29/2000           $12,549                   $12,549               $14,195
 3/31/2000           $14,211                   $14,211               $15,927
 4/30/2000           $14,398                   $14,398               $15,741
 5/31/2000           $15,102                   $15,102               $15,907
 6/30/2000           $14,637                   $14,637               $15,180
 7/31/2000           $14,647                   $14,647               $15,370
 8/31/2000           $15,301                   $15,301               $16,226
 9/30/2000           $15,472                   $15,472               $16,374
10/31/2000           $15,972                   $15,972               $16,776
11/30/2000           $15,951                   $15,951               $16,154
12/31/2000           $16,869                   $16,869               $16,963
 1/31/2001           $16,641                   $16,641               $17,028
 2/28/2001           $16,265                   $16,265               $16,555
 3/31/2001           $15,772                   $15,772               $15,970
 4/30/2001           $15,978                   $15,978               $16,753
 5/31/2001           $16,676                   $16,676               $17,129
 6/30/2001           $16,144                   $16,144               $16,749
 7/31/2001           $16,534                   $16,534               $16,714
 8/31/2001           $16,476                   $16,476               $16,044
 9/30/2001           $15,681                   $15,681               $14,915
10/31/2001           $15,658                   $15,658               $14,787
11/30/2001           $16,336                   $16,336               $15,646
12/31/2001           $16,705                   $16,705               $16,015
 1/31/2002           $16,866                   $16,866               $15,891
 2/28/2002           $17,235                   $17,235               $15,917
 3/31/2002           $17,773                   $17,773               $16,670
 4/30/2002           $17,416                   $17,416               $16,098
 5/31/2002           $17,416                   $17,416               $16,179
 6/30/2002           $16,450                   $16,450               $15,250
 7/31/2002           $15,354                   $15,354               $13,832
 8/31/2002           $15,481                   $15,481               $13,937
 9/30/2002           $14,002                   $14,002               $12,387
10/31/2002           $14,961                   $14,961               $13,305
11/30/2002           $16,233                   $16,233               $14,143
12/31/2002           $15,490                   $15,490               $13,529
 1/31/2003           $14,921                   $14,921               $13,201
 2/28/2003           $14,190                   $14,190               $12,849
 3/31/2003           $14,283                   $14,283               $12,871
 4/30/2003           $15,748                   $15,748               $14,004
 5/31/2003           $16,852                   $16,852               $14,908
 6/30/2003           $17,083                   $17,083               $15,094
 7/31/2003           $17,340                   $17,340               $15,319
 8/31/2003           $18,062                   $18,062               $15,557
 9/30/2003           $17,532                   $17,532               $15,406
10/31/2003           $18,616                   $18,616               $16,348
11/30/2003           $18,907                   $18,907               $16,570
12/31/2003           $19,842                   $19,842               $17,592
 1/31/2004           $20,087                   $20,087               $17,901
 2/29/2004           $20,659                   $20,659               $18,285
 3/31/2004           $20,445                   $20,445               $18,125
 4/30/2004           $20,211                   $20,211               $17,682
 5/31/2004           $20,386                   $20,386               $17,862
 6/30/2004           $20,862                   $20,862               $18,284
 7/31/2004           $20,219                   $20,219               $18,026
 8/31/2004           $20,371                   $20,347               $18,283
 9/30/2004           $20,640                   $20,616               $18,566
10/31/2004           $20,733                   $20,698               $18,875
11/30/2004           $21,330                   $21,271               $19,829
12/31/2004           $22,252                   $22,192               $20,493
 1/31/2005           $21,714                   $21,665               $20,129
 2/28/2005           $22,084                   $22,048               $20,796
 3/31/2005           $21,845                   $21,797               $20,511
 4/30/2005           $21,403                   $21,366               $20,144
 5/31/2005           $21,929                   $21,881               $20,629
 6/30/2005           $21,953                   $21,904               $20,854
 7/31/2005           $22,599                   $22,550               $21,458
 8/31/2005           $22,168                   $22,120               $21,364
 9/30/2005           $21,929                   $21,881               $21,664
10/31/2005           $21,546                   $21,510               $21,114
11/30/2005           $22,395                   $22,347               $21,805
12/31/2005           $22,337                   $22,296               $21,939
 1/31/2006           $22,932                   $22,879               $22,791
 2/28/2006           $22,994                   $22,941               $22,930
 3/31/2006           $23,552                   $23,499               $23,240
 4/30/2006           $24,147                   $24,094               $23,831
 5/31/2006           $23,812                   $23,759               $23,229
 6/30/2006           $23,626                   $23,573               $23,378
 7/31/2006           $23,676                   $23,635               $23,946
 8/31/2006           $24,494                   $24,454               $24,347
 9/30/2006           $25,324                   $25,272               $24,832
10/31/2006           $26,229                   $26,177               $25,645
11/30/2006           $26,874                   $26,810               $26,230
12/31/2006           $27,248                   $27,188               $26,819
 1/31/2007           $27,661                   $27,601               $27,162

--------------------------------------------------------------------------------
3 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE VALUE FUND Class A shares and Investor Class shares for the life of the Fund with the Russell 1000(R) Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS            FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (August 1, 2006 to January 31, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning     Ending
                                                 Account      Account      Expenses
                                                  Value        Value     Paid During     Net Annual
                                               08/01/2006   01/31/2007    Period(1)    Expense Ratio
Capital Growth Fund
----------------------------------------------------------------------------------------------------
Capital Growth Fund - Administrator Class
Actual                                         $ 1,000.00   $ 1,137.00     $  5.06         0.94%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,020.47     $  4.79         0.94%
----------------------------------------------------------------------------------------------------
Capital Growth Fund - Institutional Class
Actual                                         $ 1,000.00   $ 1,138.00     $  4.04         0.75%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,021.42     $  3.82         0.75%
----------------------------------------------------------------------------------------------------
Capital Growth Fund - Investor Class
Actual                                         $ 1,000.00   $ 1,134.80     $  7.64         1.42%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,018.05     $  7.22         1.42%

Dividend Income Fund
----------------------------------------------------------------------------------------------------
Dividend Income Fund - Administrator Class
Actual                                         $ 1,000.00   $ 1,114.40     $  5.12         0.96%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,020.37     $  4.89         0.96%
----------------------------------------------------------------------------------------------------
Dividend Income Fund - Investor Class
Actual                                         $ 1,000.00   $ 1,112.40     $  7.29         1.37%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,018.30     $  6.97         1.37%

Growth Fund
----------------------------------------------------------------------------------------------------
Growth Fund - Class C
Actual                                         $ 1,000.00   $ 1,146.30     $ 11.09         2.05%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,014.87     $ 10.41         2.05%
----------------------------------------------------------------------------------------------------
Growth Fund - Administrator Class
Actual                                         $ 1,000.00   $ 1,153.00     $  5.21         0.96%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,020.37     $  4.89         0.96%

FUND EXPENSES (UNAUDITED)            WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                               Beginning      Ending
                                                Account       Account      Expenses
                                                 Value         Value     Paid During     Net Annual
                                               08/01/2006   01/31/2007    Period(1)    Expense Ratio
Growth Fund (continued)
----------------------------------------------------------------------------------------------------
Growth Fund - Advisor Class
Actual                                         $ 1,000.00   $ 1,150.60     $  7.05         1.30%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,018.65     $  6.61         1.30%
----------------------------------------------------------------------------------------------------
Growth Fund - Institutional Class
Actual                                         $ 1,000.00   $ 1,153.10     $  4.34         0.80%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,021.17     $  4.08         0.80%
----------------------------------------------------------------------------------------------------
Growth Fund - Investor Class
Actual                                         $ 1,000.00   $ 1,150.00     $  7.97         1.47%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,017.80     $  7.48         1.47%

Growth and Income Fund
----------------------------------------------------------------------------------------------------
Growth and Income Fund - Administrator Class
Actual                                         $ 1,000.00   $ 1,191.20     $  5.30         0.96%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,020.37     $  4.89         0.96%
----------------------------------------------------------------------------------------------------
Growth and Income Fund - Advisor Class
Actual                                         $ 1,000.00   $ 1,190.40     $  6.29         1.14%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,019.46     $  5.80         1.14%
----------------------------------------------------------------------------------------------------
Growth and Income Fund - Institutional Class
Actual                                         $ 1,000.00   $ 1,193.30     $  3.65         0.66%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,021.88     $  3.36         0.66%
----------------------------------------------------------------------------------------------------
Growth and Income Fund - Investor Class
Actual                                         $ 1,000.00   $ 1,189.80     $  7.23         1.31%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,018.60     $  6.67         1.31%

Large Cap Growth Fund
----------------------------------------------------------------------------------------------------
Large Cap Growth Fund - Investor Class
Actual                                         $ 1,000.00   $ 1,132.00     $  6.39         1.19%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,019.21     $  6.06         1.19%

Value Fund
----------------------------------------------------------------------------------------------------
Value Fund - Class A
Actual                                         $ 1,000.00   $ 1,168.30     $  6.56         1.20%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,019.16     $  6.11         1.20%
----------------------------------------------------------------------------------------------------
Value Fund - Class B
Actual                                         $ 1,000.00   $ 1,163.10     $ 10.63         1.95%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,015.38     $  9.91         1.95%
----------------------------------------------------------------------------------------------------
Value Fund - Class C
Actual                                         $ 1,000.00   $ 1,163.80     $ 10.64         1.95%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,015.38     $  9.91         1.95%
----------------------------------------------------------------------------------------------------
Value Fund - Administrator Class
Actual                                         $ 1,000.00   $ 1,169.20     $  5.19         0.95%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,020.42     $  4.84         0.95%
----------------------------------------------------------------------------------------------------
Value Fund - Investor Class
Actual                                         $ 1,000.00   $ 1,167.80     $  6.56         1.20%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,019.16     $  6.11         1.20%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.99%

BIOPHARMACEUTICALS - 3.68%
        249,200    CELGENE CORPORATION+                                                                             $    13,377,056
        320,860    GILEAD SCIENCES INCORPORATED+                                                                         20,637,715

                                                                                                                         34,014,771
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.98%
        268,650    LOWE'S COMPANIES INCORPORATED                                                                          9,056,192
                                                                                                                    ---------------
BUSINESS SERVICES - 15.42%
        786,500    ADOBE SYSTEMS INCORPORATED+<<                                                                         30,571,255
        227,093    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   19,368,762
        571,450    EBAY INCORPORATED+                                                                                    18,509,266
         72,045    GOOGLE INCORPORATED CLASS A+                                                                          36,116,159
        404,500    MICROSOFT CORPORATION                                                                                 12,482,870
        346,500    ROBERT HALF INTERNATIONAL INCORPORATED                                                                14,102,550
        402,120    YAHOO! INCORPORATED+                                                                                  11,384,017

                                                                                                                        142,534,879
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 7.23%
        256,576    ABBOTT LABORATORIES                                                                                   13,598,528
        143,150    AMGEN INCORPORATED+                                                                                   10,073,466
        440,900    JOHNSON & JOHNSON                                                                                     29,452,120
        211,150    PROCTER & GAMBLE COMPANY                                                                              13,697,301

                                                                                                                         66,821,415
                                                                                                                    ---------------
COMMUNICATIONS - 10.30%
        349,950    AMERICAN TOWER CORPORATION CLASS A+                                                                   13,938,509
        311,300    AT&T INCORPORATED                                                                                     11,714,219
        559,350    COMCAST CORPORATION CLASS A+<<                                                                        24,790,392
        363,167    NII HOLDINGS INCORPORATED+                                                                            26,801,725
        451,584    TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                 17,968,527

                                                                                                                         95,213,372
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 2.54%
        461,200    JPMORGAN CHASE & COMPANY                                                                              23,488,916
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.06%
        705,460    WILLIAMS COMPANIES INCORPORATED                                                                       19,040,365
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.15%
        749,800    CISCO SYSTEMS INCORPORATED+                                                                           19,937,182
        187,450    COOPER INDUSTRIES LIMITED CLASS A                                                                     17,131,056
        586,830    MARVELL TECHNOLOGY GROUP LIMITED+                                                                     10,733,121
        289,550    NETWORK APPLIANCE INCORPORATED+                                                                       10,887,080
        122,100    NVIDIA CORPORATION+                                                                                    3,742,365
        342,220    QUALCOMM INCORPORATED                                                                                 12,888,005

                                                                                                                         75,318,809
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.98%
        226,900    PAYCHEX INCORPORATED                                                                                   9,078,269
                                                                                                                    ---------------
FOOD STORES - 1.57%
        566,950    KROGER COMPANY                                                                                        14,513,920
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.66%
        189,050    JC PENNEY COMPANY INCORPORATED                                                                        15,358,422
                                                                                                                    ---------------
HEALTH SERVICES - 3.54%
        299,000    CARDINAL HEALTH INCORPORATED                                                                          21,354,580
        191,800    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  11,356,472

                                                                                                                         32,711,052
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.56%
        491,070    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                      $    23,640,110
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.72%
        234,250    APPLE INCORPORATED+                                                                                   20,082,253
        162,650    BAKER HUGHES INCORPORATED                                                                             11,227,730
         95,850    DEERE & COMPANY                                                                                        9,611,838
        326,300    HEWLETT-PACKARD COMPANY                                                                               14,122,264
         55,300    RESEARCH IN MOTION LIMITED+                                                                            7,066,234

                                                                                                                         62,110,319
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.41%
        402,820    WELLPOINT INCORPORATED+                                                                               31,573,032
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.97%
        187,750    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 8,983,838
                                                                                                                    ---------------
METAL MINING - 2.39%
        798,400    GOLDCORP INCORPORATED                                                                                 22,123,664
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 4.82%
        242,950    COSTCO WHOLESALE CORPORATION                                                                          13,648,931
        917,430    CVS CORPORATION<<                                                                                     30,871,520

                                                                                                                         44,520,451
                                                                                                                    ---------------
MOTION PICTURES - 1.84%
        730,350    NEWS CORPORATION CLASS A                                                                              16,980,638
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.92%
        146,300    AMERICAN EXPRESS COMPANY                                                                               8,517,586
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 5.37%
        173,800    CANADIAN NATURAL RESOURCES LIMITED                                                                     8,693,476
        495,350    CHESAPEAKE ENERGY CORPORATION                                                                         14,667,314
        340,150    TRANSOCEAN INCORPORATED+                                                                              26,317,406

                                                                                                                         49,678,196
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 1.26%
        130,800    PRECISION CASTPARTS CORPORATION                                                                       11,626,812
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.40%
         41,550    GOLDMAN SACHS GROUP INCORPORATED                                                                       8,815,248
        162,800    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                 13,388,672

                                                                                                                         22,203,920
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 2.13%
        530,363    AMR CORPORATION+                                                                                      19,649,949
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 4.01%
         80,300    BOEING COMPANY                                                                                         7,191,668
        210,128    GENERAL DYNAMICS CORPORATION                                                                          16,421,503
        144,800    TEXTRON INCORPORATED                                                                                  13,491,016

                                                                                                                         37,104,187
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.08%
        534,950    HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                    9,960,769
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $832,500,549)                                                                                 905,823,853
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 6.74%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.28%
      2,216,709    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 2,216,709
        376,113    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          376,113

                                                                                                                          2,592,822
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 6.46%

$       709,700    ALPINE SECURITIZATION CORPORATION++                                   5.28%        02/01/2007    $       709,700
        206,155    AMERICAN GENERAL FINANCE CORPORATION+/-++                             5.37         02/15/2008            206,215
        687,183    AQUIFER FUNDING LIMITED                                               5.29         02/05/2007            686,785
      1,030,775    ATLAS CAPITAL FUNDING CORPORATION                                     5.30         02/26/2007          1,027,013
        572,653    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     5.30         04/25/2007            572,676
        572,653    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.33         10/25/2007            572,636
        572,653    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         02/15/2008            572,710
        572,653    BANK OF AMERICA NA SERIES BKNT+/-                                     5.36         06/19/2007            572,790
         49,454    BRYANT PARK FUNDING                                                   5.28         02/15/2007             49,353
         51,539    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/14/2007             51,231
        183,249    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/15/2007            182,129
      2,075,752    CHARTA                                                                5.31         03/20/2007          2,061,554
         25,998    CHEYNE FINANCE LLC                                                    5.31         04/18/2007             25,711
        526,841    CHEYNE FINANCE LLC                                                    5.32         03/16/2007            523,543
        572,653    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.33         07/16/2007            572,716
      7,405,233    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $7,406,336)            5.36         02/01/2007          7,405,233
      2,008,866    CORPORATE ASSET SECURITIZATION AUSTRALIA++                            5.31         02/26/2007          2,001,534
      1,264,669    CULLINAN FINANCE CORPORATION                                          5.28         02/01/2007          1,264,669
      1,145,306    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                         5.28         06/25/2007          1,145,317
        503,934    DEER VALLEY FUNDING LLC++                                             5.32         02/27/2007            502,025
        105,162    DEER VALLEY FUNDING LLC++                                             5.32         02/28/2007            104,748
      1,145,306    FIVE FINANCE INCORPORATED SERIES MTN+/-++                             5.37         06/13/2007          1,145,581
      1,300,014    GEORGE STREET FINANCE LLC++                                           5.30         02/26/2007          1,295,268
        328,703    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                       5.46         03/30/2007            328,759
         45,812    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           5.42         05/15/2007             45,824
        824,139    HUDSON-THAMES LLC                                                     5.29         03/21/2007            818,378
         31,107    HUDSON-THAMES LLC++                                                   5.31         04/04/2007             30,826
        465,475    HUDSON-THAMES LLC++                                                   5.33         02/20/2007            464,186
         41,231    HUDSON-THAMES LLC++                                                   5.35         02/28/2007             41,069
        801,714    IBM CORPORATION SERIES MTN+/-                                         5.36         06/28/2007            802,003
      1,488,897    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         09/17/2007          1,488,897
        572,653    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         02/25/2008            572,664
      9,162,445    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $9,163,809)                                           5.36         02/01/2007          9,162,445
      2,317,984    JUPITER SECURITIZATION CORPORATION                                    5.28         02/13/2007          2,313,928
        229,061    K2 (USA) LLC+/-++                                                     5.33         09/28/2007            229,061
        343,592    KAUPTHING BANK SERIES MTN+/-++                                        5.40         03/20/2007            343,544
      1,471,718    KLIO FUNDING CORPORATION++                                            5.28         02/16/2007          1,468,495
        924,124    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.30         02/02/2007            923,986
        572,653    LIQUID FUNDING LIMITED++                                              5.31         03/05/2007            569,984
        137,437    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.29         02/20/2007            137,438
        572,653    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.30         03/06/2007            572,681
        229,061    MBIA GLOBAL FUNDING LLC+/-++                                          5.32         02/20/2007            229,063
        572,653    MORGAN STANLEY+/-                                                     5.30         07/12/2007            572,653
        572,653    MORGAN STANLEY+/-                                                     5.38         08/07/2007            572,653
        572,653    MORGAN STANLEY+/-                                                     5.48         07/27/2007            573,065
        105,941    MORGAN STANLEY SERIES EXL+/-                                          5.38         02/15/2008            105,990

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)

$        91,624    NATIONAL CITY BANK+/-                                                 5.40%        09/04/2007    $        91,642
        410,363    NATIONWIDE BUILDING                                                   5.48         07/20/2007
                   SOCIETY+/-++                                                                                             410,675
        463,872    NORTH SEA FUNDING                                                     5.30         02/28/2007            462,044
      1,145,306    NORTHERN ROCK PLC+/-++SS.                                             5.32         03/05/2008          1,145,466
        336,974    PARAGON MORTGAGES PLC SERIES 12A+/-++                                 5.30         05/15/2007            336,974
        931,111    PICAROS FUNDING PLC                                                   5.29         02/27/2007            927,582
        458,122    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007            458,764
        572,653    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007            572,653
         92,655    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.34         07/20/2007             92,665
        687,183    REGENCY MARKETS #1                                                    5.28         02/01/2007            687,183
        806,478    REGENCY MARKETS #1                                                    5.29         02/28/2007            803,301
        549,747    SAINT GERMAIN FUNDING++                                               5.30         03/02/2007            547,421
      1,145,306    SAINT GERMAIN FUNDING++                                               5.32         03/01/2007          1,140,633
      2,609,006    SHEFFIELD RECEIVABLES CORPORATION++                                   5.28         02/12/2007          2,604,832
        458,122    SLM CORPORATION+/-++                                                  5.32         02/12/2008            458,232
         45,812    STANFIELD VICTORIA FUNDING++                                          5.32         04/16/2007             45,319
        710,089    TASMAN FUNDING INCORPORATED++                                         5.28         02/05/2007            709,678
        752,191    TIERRA ALTA FUNDING I LIMITED                                         5.31         03/14/2007            747,700
        132,420    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/09/2007            132,418
        572,653    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         06/15/2007            572,716
        572,653    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.33         03/09/2007            572,756
         59,556    VERSAILLES CDS LLC                                                    5.28         02/15/2007             59,434
        138,811    VERSAILLES CDS LLC                                                    5.31         03/22/2007            137,821
        393,985    ZELA FINANCE INCORPORATED++                                           5.33         03/12/2007            391,744

                                                                                                                         59,728,382
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $62,321,204)                                                               62,321,204
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.14%
     19,805,731    WELLS FARGO MONEY MARKET TRUST~@                                                                      19,805,731
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $19,805,731)                                                                          19,805,731
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $914,627,484)*                                 106.87%                                                        $   987,950,788
OTHER ASSETS AND LIABILITIES, NET                     (6.87)                                                            (63,527,823)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   924,422,965
                                                     ======                                                         ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $19,805,731.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.93%
BUSINESS SERVICES - 2.52%
        174,700    MICROSOFT CORPORATION                                                                            $     5,391,242
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 16.18%
         19,300    ABBOTT LABORATORIES                                                                                    1,022,900
         12,700    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    948,182
         35,600    BRISTOL-MYERS SQUIBB COMPANY                                                                           1,024,924
         92,000    DOW CHEMICAL COMPANY                                                                                   3,821,680
        115,700    E.I. DU PONT DE NEMOURS & COMPANY                                                                      5,734,092
         40,500    ELI LILLY & COMPANY                                                                                    2,191,860
         22,600    GLAXOSMITHKLINE PLC ADR<<                                                                              1,223,338
         40,600    JOHNSON & JOHNSON                                                                                      2,712,080
        276,400    PFIZER INCORPORATED                                                                                    7,252,736
         92,000    PROCTER & GAMBLE COMPANY                                                                               5,968,040
         56,000    WYETH                                                                                                  2,766,960

                                                                                                                         34,666,792
                                                                                                                    ---------------

COMMUNICATIONS - 3.78%
         67,380    AT&T INCORPORATED                                                                                      2,535,509
         86,700    VERIZON COMMUNICATIONS INCORPORATED                                                                    3,339,684
         75,500    VODAFONE GROUP PLC ADR                                                                                 2,218,945

                                                                                                                          8,094,138
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 23.29%
        179,500    BANK OF AMERICA CORPORATION                                                                            9,438,110
         43,300    BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,732,433
         33,500    BB&T CORPORATION                                                                                       1,415,710
        189,500    CITIGROUP INCORPORATED                                                                                10,447,135
        129,200    JPMORGAN CHASE & COMPANY                                                                               6,580,156
         34,900    KEYCORP                                                                                                1,332,133
         30,800    MELLON FINANCIAL CORPORATION                                                                           1,316,392
         17,300    PNC FINANCIAL SERVICES GROUP                                                                           1,276,221
        113,277    REGIONS FINANCIAL CORPORATION                                                                          4,107,424
         17,800    STATE STREET CORPORATION                                                                               1,264,690
         12,600    SUNTRUST BANKS INCORPORATED                                                                            1,047,060
         91,000    US BANCORP                                                                                             3,239,600
         88,800    WACHOVIA CORPORATION                                                                                   5,017,200
         37,900    WASHINGTON MUTUAL INCORPORATED                                                                         1,689,961

                                                                                                                         49,904,225
                                                                                                                    ---------------

EATING & DRINKING PLACES - 3.08%
        148,700    MCDONALD'S CORPORATION                                                                                 6,594,845
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 5.68%
         35,300    AMEREN CORPORATION<<                                                                                   1,874,783
         31,800    CONSOLIDATED EDISON INCORPORATED                                                                       1,535,304
          5,800    CONSTELLATION ENERGY GROUP INCORPORATED                                                                  420,790
         30,100    DOMINION RESOURCES INCORPORATED                                                                        2,497,096
         79,000    DUKE ENERGY CORPORATION                                                                                1,555,510
         12,500    EXELON CORPORATION                                                                                       749,875
         68,500    SOUTHERN COMPANY                                                                                       2,502,305
         39,500    SPECTRA ENERGY CORPORATION<<+                                                                          1,031,740

                                                                                                                         12,167,403
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.78%
         12,800    EMERSON ELECTRIC COMPANY                                                                                 575,616
        213,100    GENERAL ELECTRIC COMPANY                                                                               7,682,255
        196,900    INTEL CORPORATION                                                                                      4,127,024

                                                                                                                         12,384,895
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.27%
         11,400    ILLINOIS TOOL WORKS INCORPORATED                                                                 $       581,286
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 4.98%
         52,600    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  2,681,022
         32,200    CONAGRA FOODS INCORPORATED                                                                               827,862
         17,400    GENERAL MILLS INCORPORATED                                                                               995,976
         39,000    H.J. HEINZ COMPANY                                                                                     1,837,680
         15,300    KELLOGG COMPANY<<                                                                                        753,831
          8,100    PEPSICO INCORPORATED                                                                                     528,444
         63,600    THE COCA-COLA COMPANY                                                                                  3,045,168

                                                                                                                         10,669,983
                                                                                                                    ---------------

FORESTRY - 0.58%
         16,700    WEYERHAEUSER COMPANY                                                                                   1,252,500
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.55%
         24,800    WAL-MART STORES INCORPORATED                                                                           1,182,712
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.89%
         45,300    3M COMPANY                                                                                             3,365,790
          4,800    CATERPILLAR INCORPORATED                                                                                 307,536
         42,200    HEWLETT-PACKARD COMPANY                                                                                1,826,416
         43,200    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            4,283,280
         14,600    PITNEY BOWES INCORPORATED                                                                                698,902

                                                                                                                         10,481,924
                                                                                                                    ---------------

INSURANCE CARRIERS - 4.81%
         74,400    ALLSTATE CORPORATION                                                                                   4,475,904
         38,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              2,601,100
         11,200    CHUBB CORPORATION                                                                                        582,848
         24,616    LINCOLN NATIONAL CORPORATION                                                                           1,652,718
          9,200    SAFECO CORPORATION                                                                                       588,892
          8,100    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                411,885

                                                                                                                         10,313,347
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.20%
         32,120    CAPITAL ONE FINANCIAL CORPORATION                                                                      2,582,448
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 0.59%
         18,600    TOTAL SA ADR<<                                                                                         1,265,730
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 1.26%
         30,400    INTERNATIONAL PAPER COMPANY                                                                            1,024,480
         24,100    KIMBERLY-CLARK CORPORATION                                                                             1,672,540

                                                                                                                          2,697,020
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.81%
         57,800    BP PLC ADR                                                                                             3,670,878
         36,620    CHEVRON CORPORATION                                                                                    2,668,866
         81,945    CONOCOPHILLIPS                                                                                         5,441,967
        116,800    EXXON MOBIL CORPORATION                                                                                8,654,880
          5,110    MARATHON OIL CORPORATION                                                                                 461,637
         64,600    ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                                    4,408,950

                                                                                                                         25,307,178
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.94%
         62,200    ALCOA INCORPORATED                                                                                     2,009,060
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.27%
         10,000    GANNETT COMPANY INCORPORATED                                                                             581,400
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.55%
         47,500    MORGAN STANLEY                                                                                   $     3,932,525
         32,100    T. ROWE PRICE GROUP INCORPORATED                                                                       1,540,479

                                                                                                                          5,473,004
                                                                                                                    ---------------

TOBACCO PRODUCTS - 2.43%
         51,800    ALTRIA GROUP INCORPORATED                                                                              4,526,802
         11,900    UST INCORPORATED                                                                                         683,536

                                                                                                                          5,210,338
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.49%
         70,100    HONEYWELL INTERNATIONAL INCORPORATED                                                                   3,202,870
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $162,669,196)                                                                                 212,014,340
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 4.28%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.18%
        326,516    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   326,516
         55,401    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           55,401

                                                                                                                            381,917
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.10%
$       104,537    ALPINE SECURITIZATION CORPORATION++                                  5.28%        02/01/2007             104,537
         30,366    AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.37         02/15/2008              30,375
        101,221    AQUIFER FUNDING LIMITED                                              5.29         02/05/2007             101,162
        151,831    ATLAS CAPITAL FUNDING CORPORATION                                    5.30         02/26/2007             151,277
         84,350    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30         04/25/2007              84,354
         84,350    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.33         10/25/2007              84,348
         84,350    BANCO SANTANDER TOTTA LOAN+/-++                                      5.32         02/15/2008              84,359
         84,350    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36         06/19/2007              84,371
          7,285    BRYANT PARK FUNDING                                                  5.28         02/15/2007               7,270
          7,592    CAIRN HIGH GRADE FUNDING I LLC                                       5.31         03/14/2007               7,546
         26,992    CAIRN HIGH GRADE FUNDING I LLC                                       5.31         03/15/2007              26,827
        305,753    CHARTA                                                               5.31         03/20/2007             303,662
          3,830    CHEYNE FINANCE LLC                                                   5.31         04/18/2007               3,787
         77,602    CHEYNE FINANCE LLC                                                   5.32         03/16/2007              77,117
         84,350    CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.33         07/16/2007              84,360
      1,090,774    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,090,936)           5.36         02/01/2007           1,090,774
        295,901    CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.31         02/26/2007             294,821
        186,283    CULLINAN FINANCE CORPORATION                                         5.28         02/01/2007             186,283
        168,701    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.28         06/25/2007             168,703
         74,228    DEER VALLEY FUNDING LLC++                                            5.32         02/27/2007              73,947
         15,490    DEER VALLEY FUNDING LLC++                                            5.32         02/28/2007              15,429
        168,701    FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37         06/13/2007             168,741
        191,489    GEORGE STREET FINANCE LLC++                                          5.30         02/26/2007             190,790
         48,417    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46         03/30/2007              48,425
          6,748    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42         05/15/2007               6,750
        121,394    HUDSON-THAMES LLC                                                    5.29         03/21/2007             120,545
          4,582    HUDSON-THAMES LLC++                                                  5.31         04/04/2007               4,541
         68,563    HUDSON-THAMES LLC++                                                  5.33         02/20/2007              68,373
          6,073    HUDSON-THAMES LLC++                                                  5.35         02/28/2007               6,049

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       118,091    IBM CORPORATION SERIES MTN+/-                                       5.36%         06/28/2007     $       118,133
        219,311    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39          09/17/2007             219,311
         84,350    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                          5.32          02/25/2008              84,352
      1,349,607    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,349,808)                                         5.36          02/01/2007           1,349,607
        341,434    JUPITER SECURITIZATION CORPORATION                                  5.28          02/13/2007             340,836
         33,740    K2 (USA) LLC+/-++                                                   5.33          09/28/2007              33,740
         50,610    KAUPTHING BANK SERIES MTN+/-++                                      5.40          03/20/2007              50,603
        216,781    KLIO FUNDING CORPORATION++                                          5.28          02/16/2007             216,306
        136,121    LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.30          02/02/2007             136,101
         84,350    LIQUID FUNDING LIMITED++                                            5.31          03/05/2007              83,957
         20,244    LIQUID FUNDING LIMITED SERIES MTN+/-++                              5.29          02/20/2007              20,244
         84,350    LIQUID FUNDING LIMITED SERIES MTN+/-++                              5.30          03/06/2007              84,355
         33,740    MBIA GLOBAL FUNDING LLC+/-++                                        5.32          02/20/2007              33,741
         84,350    MORGAN STANLEY+/-                                                   5.30          07/12/2007              84,350
         84,350    MORGAN STANLEY+/-                                                   5.38          08/07/2007              84,350
         84,350    MORGAN STANLEY+/-                                                   5.48          07/27/2007              84,411
         15,605    MORGAN STANLEY SERIES EXL+/-                                        5.38          02/15/2008              15,612
         13,496    NATIONAL CITY BANK+/-                                               5.40          09/04/2007              13,499
         60,446    NATIONWIDE BUILDING SOCIETY+/-++                                    5.48          07/20/2007              60,491
         68,327    NORTH SEA FUNDING                                                   5.30          02/28/2007              68,058
        168,701    NORTHERN ROCK PLC+/-++SS.                                           5.32          03/05/2008             168,724
         49,636    PARAGON MORTGAGES PLC SERIES 12A+/-++                               5.30          05/15/2007              49,636
        137,150    PICAROS FUNDING PLC                                                 5.29          02/27/2007             136,631
         67,480    PREMIUM ASSET TRUST+/-++                                            5.48          12/21/2007              67,575
         84,350    PREMIUM ASSET TRUST SERIES 06-B+/-++                                5.37          12/16/2007              84,350
         13,648    RACERS TRUST SERIES 2004-6-MM+/-++                                  5.34          07/20/2007              13,649
        101,221    REGENCY MARKETS #1                                                  5.28          02/01/2007             101,221
        118,792    REGENCY MARKETS #1                                                  5.29          02/28/2007             118,324
         80,976    SAINT GERMAIN FUNDING++                                             5.30          03/02/2007              80,634
        168,701    SAINT GERMAIN FUNDING++                                             5.32          03/01/2007             168,013
        384,301    SHEFFIELD RECEIVABLES CORPORATION++                                 5.28          02/12/2007             383,686
         67,480    SLM CORPORATION+/-++                                                5.32          02/12/2008              67,497
          6,748    STANFIELD VICTORIA FUNDING++                                        5.32          04/16/2007               6,675
        104,595    TASMAN FUNDING INCORPORATED++                                       5.28          02/05/2007             104,534
        110,796    TIERRA ALTA FUNDING I LIMITED                                       5.31          03/14/2007             110,135
         19,505    TRAVELERS INSURANCE COMPANY+/-                                      5.39          02/09/2007              19,505
         84,350    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                  5.33          06/15/2007              84,360
         84,350    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.33          03/09/2007              84,366
          8,772    VERSAILLES CDS LLC                                                  5.28          02/15/2007               8,755
         20,447    VERSAILLES CDS LLC                                                  5.31          03/22/2007              20,301
         58,033    ZELA FINANCE INCORPORATED++                                         5.33          03/12/2007              57,701

                                                                                                                          8,797,852
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,179,769)                                                                 9,179,769
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
SHORT-TERM INVESTMENTS - 1.01%
      2,153,766    WELLS FARGO MONEY MARKET TRUST~@                                                                 $     2,153,766
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,153,766)                                                                            2,153,766
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $174,002,731)*                                       104.22%                                                  $   223,347,875

OTHER ASSETS AND LIABILITIES, NET                           (4.22)                                                       (9,039,610)
                                                           ------                                                   ---------------

TOTAL NET ASSETS                                           100.00%                                                  $   214,308,265
                                                           ======                                                   ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,153,766.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.29%

AGRICULTURAL SERVICES - 0.08%
         35,000    VCA ANTECH INCORPORATED+                                                                         $     1,176,700
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 2.01%
        515,000    LIFE TIME FITNESS INCORPORATED+                                                                       27,913,000
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.42%
        105,000    PHILLIPS-VAN HEUSEN CORPORATION                                                                        5,790,750
                                                                                                                    ---------------

BIOPHARMACEUTICALS - 2.50%
        160,000    CELGENE CORPORATION+                                                                                   8,588,800
         90,000    CEPHALON INCORPORATED+                                                                                 6,516,900
        142,000    GENENTECH INCORPORATED+                                                                               12,406,540
        110,000    GILEAD SCIENCES INCORPORATED+<<                                                                        7,075,200

                                                                                                                         34,587,440
                                                                                                                    ---------------

BUSINESS SERVICES - 16.08%
        360,000    ACTIVISION INCORPORATED+                                                                               6,130,800
        455,000    ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                  30,908,150
        265,000    AQUANTIVE INCORPORATED+                                                                                7,102,000
        265,000    AUTODESK INCORPORATED+<<                                                                              11,585,800
        490,000    BLACKBOARD INCORPORATED+                                                                              14,308,000
         45,000    CERNER CORPORATION+                                                                                    2,021,850
        310,000    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+<<                                                 26,439,900
        175,000    DEALERTRACK HOLDINGS INCORPORATED+                                                                     4,851,000
        130,000    DIGITAL RIVER INCORPORATED+                                                                            6,653,400
         31,450    DOUBLE-TAKE SOFTWARE INCORPORATED+<<                                                                     397,528
         10,000    ELECTRONIC ARTS INCORPORATED+                                                                            500,000
        180,000    F5 NETWORKS INCORPORATED+                                                                             12,859,200
         44,500    FOCUS MEDIA HOLDING LIMITED+                                                                           3,678,370
         50,000    GLOBAL PAYMENTS INCORPORATED                                                                           1,888,000
         99,000    GOOGLE INCORPORATED CLASS A+                                                                          49,628,700
        275,000    INFOCROSSING INCORPORATED+                                                                             4,532,000
        160,000    JUNIPER NETWORKS INCORPORATED+<<                                                                       2,899,200
        285,000    ORACLE CORPORATION+<<                                                                                  4,890,600
        200,000    PEOPLESUPPORT INCORPORATED+                                                                            4,770,000
         40,000    SALESFORCE.COM INCORPORATED+                                                                           1,753,200
        900,000    SUN MICROSYSTEMS INCORPORATED+<<                                                                       5,976,000
        432,147    WEBEX COMMUNICATIONS INCORPORATED+                                                                    16,024,011
        105,000    YAHOO! INCORPORATED+                                                                                   2,972,550

                                                                                                                        222,770,259
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 5.76%
         75,000    ABBOTT LABORATORIES                                                                                    3,975,000
         95,000    AMGEN INCORPORATED+                                                                                    6,685,150
        110,000    INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                            4,534,200
        235,000    MONSANTO COMPANY                                                                                      12,946,150
        120,000    NOVARTIS AG ADR<<                                                                                      6,922,800
        256,800    PHYSICIANS FORMULA HOLDING INCORPORATED+<<                                                             5,323,464
        355,000    PRAXAIR INCORPORATED                                                                                  22,386,300
        140,000    PROCTER & GAMBLE COMPANY                                                                               9,081,800
        160,000    WYETH                                                                                                  7,905,600

                                                                                                                         79,760,464
                                                                                                                    ---------------

COAL MINING - 0.25%
        100,000    CONSOL ENERGY INCORPORATED                                                                             3,443,000
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS - 10.91%
        265,000    AMERICA MOVIL SA DE CV ADR SERIES L<<                                                            $    11,755,400
        210,000    AMERICAN TOWER CORPORATION CLASS A+<<                                                                  8,364,300
        195,000    AT&T INCORPORATED<<                                                                                    7,337,850
        425,000    CBEYOND INCORPORATED+<<                                                                               12,631,000
        275,000    COMCAST CORPORATION CLASS A+                                                                          11,951,500
        160,000    EQUINIX INCORPORATED+                                                                                 13,451,200
        265,000    FOUNDRY NETWORKS INCORPORATED+<<                                                                       3,834,550
        225,000    NEUSTAR INCORPORATED CLASS A+                                                                          6,950,250
        950,000    NII HOLDINGS INCORPORATED+                                                                            70,110,000
        106,050    SAVVIS INCORPORATED+                                                                                   4,753,161

                                                                                                                        151,139,211
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 2.31%
        295,000    JPMORGAN CHASE & COMPANY<<                                                                            15,024,350
        760,000    WESTERN UNION COMPANY                                                                                 16,978,400

                                                                                                                         32,002,750
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.87%
         40,000    CHIPOTLE MEXICAN GRILL INCORPORATED+                                                                   2,376,800
        720,000    TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                  9,748,800

                                                                                                                         12,125,600
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.31%
        615,000    CISCO SYSTEMS INCORPORATED+                                                                           16,352,850
        100,000    FIRST SOLAR INCORPORATED+                                                                              3,237,000
        240,000    GENERAL ELECTRIC COMPANY                                                                               8,652,000
        150,000    MARVELL TECHNOLOGY GROUP LIMITED+<<                                                                    2,743,500
        600,000    MICROCHIP TECHNOLOGY INCORPORATED                                                                     20,856,000
        120,000    NETWORK APPLIANCE INCORPORATED+                                                                        4,512,000
        225,000    NOKIA OYJ ADR                                                                                          4,972,500
      1,750,000    ON SEMICONDUCTOR CORPORATION+<<                                                                       14,630,000
        175,000    QUALCOMM INCORPORATED                                                                                  6,590,500
        155,000    TEXAS INSTRUMENTS INCORPORATED                                                                         4,834,450

                                                                                                                         87,380,800
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.63%
        810,000    HURON CONSULTING GROUP INCORPORATED+                                                                  41,998,500
        110,000    MOODY'S CORPORATION                                                                                    7,871,600
        160,000    PAYCHEX INCORPORATED                                                                                   6,401,600
        630,000    PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                       21,735,000

                                                                                                                         78,006,700
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.26%
         80,000    FOMENTO ECONOMICO MEXICANO SA DE CV ADR                                                                9,605,600
        120,000    PEPSICO INCORPORATED                                                                                   7,828,800

                                                                                                                         17,434,400
                                                                                                                    ---------------

FOOD STORES - 0.43%
         50,000    PANERA BREAD COMPANY                                                                                   2,948,000
        164,200    SUSSER HOLDINGS CORPORATION+<<                                                                         2,981,872

                                                                                                                          5,929,872
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.15%
        260,000    TARGET CORPORATION                                                                                    15,953,600
                                                                                                                    ---------------

HEALTH SERVICES - 3.24%
         75,000    CAREMARK RX INCORPORATED                                                                               4,594,500
        390,000    COVANCE INCORPORATED+                                                                                 24,043,500
        145,000    HEALTHWAYS INCORPORATED+                                                                               6,584,450
        250,000    PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                    9,735,000

                                                                                                                         44,957,450
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.29%
        335,000    FOSTER WHEELER LIMITED+                                                                          $    17,912,450
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.89%
        105,000    ALCON INCORPORATED<<                                                                                  12,364,800
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.50%
        145,000    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            6,980,300
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.28%
        113,000    APPLE INCORPORATED+<<                                                                                  9,687,490
        125,000    EMC CORPORATION+<<                                                                                     1,748,750
        105,000    GAMESTOP CORPORATION CLASS A+                                                                          5,610,150
        450,000    HEWLETT-PACKARD COMPANY                                                                               19,476,000
        640,000    NUANCE COMMUNICATIONS INCORPORATED+                                                                    7,372,800
        135,000    RACKABLE SYSTEMS INCORPORATED+                                                                         2,578,500
        310,000    SIMPLETECH INCORPORATED+                                                                               3,391,400
         85,000    THE MIDDLEBY CORPORATION+                                                                              9,501,300
         25,000    VERIFONE HOLDINGS INCORPORATED+<<                                                                        999,250
      1,270,000    XYRATEX LIMITED+<<                                                                                    26,644,600

                                                                                                                         87,010,240
                                                                                                                    ---------------

INSURANCE CARRIERS - 2.27%
         60,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              4,107,000
        115,000    ARCH CAPITAL GROUP LIMITED+                                                                            7,427,850
          2,150    EMPLOYERS HOLDINGS INCORPORATED+                                                                          42,936
        253,000    WELLPOINT INCORPORATED+                                                                               19,830,140

                                                                                                                         31,407,926
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.25%
         70,000    CORRECTIONS CORPORATION OF AMERICA+                                                                    3,410,400
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.26%
        280,000    ARTHROCARE CORPORATION+                                                                               10,332,000
        285,000    HOLOGIC INCORPORATED+                                                                                 15,831,750
        325,000    ICON PLC+                                                                                             12,122,500
        110,000    NEXTEST SYSTEMS CORPORATION+                                                                           1,203,400
        490,000    NUVASIVE INCORPORATED+                                                                                11,862,900
        180,000    RESPIRONICS INCORPORATED+                                                                              7,668,000

                                                                                                                         59,020,550
                                                                                                                    ---------------

MEDICAL EQUIPMENT & SUPPLIES - 1.12%
        113,000    INTUITIVE SURGICAL INCORPORATED+                                                                      11,120,330
         50,000    MEDTRONIC INCORPORATED                                                                                 2,672,500
         40,000    ST. JUDE MEDICAL INCORPORATED+                                                                         1,710,400

                                                                                                                         15,503,230
                                                                                                                    ---------------

MEDICAL PRODUCTS - 0.25%
         30,000    ALLERGAN INCORPORATED<<                                                                                3,501,300
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 3.93%
        250,000    CVS CORPORATION<<                                                                                      8,412,500
        850,000    DICK'S SPORTING GOODS INCORPORATED+                                                                   43,766,500
         50,000    WALGREEN COMPANY                                                                                       2,265,000

                                                                                                                         54,444,000
                                                                                                                    ---------------
MOTION PICTURES - 0.73%
460,000            TIME WARNER INCORPORATED<<                                                                            10,060,200
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION - 3.74%
        340,000    CNX GAS CORPORATION+                                                                             $     8,697,200
        385,000    SCHLUMBERGER LIMITED                                                                                  24,443,650
        145,000    ULTRA PETROLEUM CORPORATION+                                                                           7,569,000
        220,000    XTO ENERGY INCORPORATED                                                                               11,103,400

                                                                                                                         51,813,250
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.26%
        380,000    WORLD FUEL SERVICES CORPORATION                                                                       17,423,000
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.88%
         90,000    COMMSCOPE INCORPORATED+                                                                                2,907,900
        260,000    PRECISION CASTPARTS CORPORATION                                                                       23,111,400

                                                                                                                         26,019,300
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.86%
        275,000    VISTAPRINT LIMITED+                                                                                   11,849,750
                                                                                                                    ---------------

REAL ESTATE - 0.11%
         80,550    HFF INCORPORATED CLASS A+                                                                              1,506,285
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.66%
        250,000    JARDEN CORPORATION+                                                                                    9,167,500
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.25%
      1,765,000    CHARLES SCHWAB CORPORATION                                                                            33,393,800
         45,000    CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED                                                     25,348,500
         55,000    GFI GROUP INCORPORATED+                                                                                3,518,900
         40,000    GOLDMAN SACHS GROUP INCORPORATED                                                                       8,486,400
         80,000    GREENHILL & COMPANY INCORPORATED                                                                       5,994,400
         75,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  6,168,000
         40,000    MERRILL LYNCH & COMPANY INCORPORATED                                                                   3,742,400

                                                                                                                         86,652,400
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.39%
        215,000    BOEING COMPANY<<                                                                                      19,255,400
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.30%
        220,000    HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                  4,096,400
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.72%
        105,000    ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+                                                          3,213,000
        370,000    MCKESSON CORPORATION                                                                                  20,627,500

                                                                                                                         23,840,500
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.14%
         54,000    POOL CORPORATION                                                                                       1,976,399
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,115,275,504)                                                                             1,375,587,576
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 6.85%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.28%
      3,377,956    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 3,377,956
        573,144    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          573,144

                                                                                                                          3,951,100
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 6.57%
$     1,081,484    ALPINE SECURITIZATION CORPORATION++                                   5.28%        02/01/2007    $     1,081,484
        314,152    AMERICAN GENERAL FINANCE CORPORATION+/-++                             5.37         02/15/2008            314,243
      1,047,172    AQUIFER FUNDING LIMITED                                               5.29         02/05/2007          1,046,564
      1,570,758    ATLAS CAPITAL FUNDING CORPORATION                                     5.30         02/26/2007          1,565,024
        872,643    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     5.30         04/25/2007            872,678
        872,643    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.33         10/25/2007            872,617
        872,643    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         02/15/2008            872,730
        872,643    BANK OF AMERICA NA SERIES BKNT+/-                                     5.36         06/19/2007            872,853
         75,361    BRYANT PARK FUNDING                                                   5.28         02/15/2007             75,208
         78,538    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/14/2007             78,069
        279,246    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/15/2007            277,540
      3,163,157    CHARTA                                                                5.31         03/20/2007          3,141,521
         39,618    CHEYNE FINANCE LLC                                                    5.31         04/18/2007             39,180
        802,832    CHEYNE FINANCE LLC                                                    5.32         03/16/2007            797,806
        872,643    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.33         07/16/2007            872,739
     11,284,543    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $11,286,223)           5.36         02/01/2007         11,284,543
      3,061,232    CORPORATE ASSET SECURITIZATION AUSTRALIA++                            5.31         02/26/2007          3,050,058
      1,927,180    CULLINAN FINANCE CORPORATION                                          5.28         02/01/2007          1,927,180
      1,745,286    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                         5.28         06/25/2007          1,745,304
        767,926    DEER VALLEY FUNDING LLC++                                             5.32         02/27/2007            765,015
        160,252    DEER VALLEY FUNDING LLC++                                             5.32         02/28/2007            159,621
      1,745,286    FIVE FINANCE INCORPORATED SERIES MTN+/-++                             5.37         06/13/2007          1,745,705
      1,981,039    GEORGE STREET FINANCE LLC++                                           5.30         02/26/2007          1,973,809
        500,897    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                       5.46         03/30/2007            500,982
         69,811    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           5.42         05/15/2007             69,830
      1,255,873    HUDSON-THAMES LLC                                                     5.29         03/21/2007          1,247,094
         47,402    HUDSON-THAMES LLC++                                                   5.31         04/04/2007             46,974
        709,319    HUDSON-THAMES LLC++                                                   5.33         02/20/2007            707,354
         62,830    HUDSON-THAMES LLC++                                                   5.35         02/28/2007             62,583
      1,221,700    IBM CORPORATION SERIES MTN+/-                                         5.36         06/28/2007          1,222,140
      2,268,872    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         09/17/2007          2,268,872
        872,643    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         02/25/2008            872,661
     13,962,289    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $13,964,368)                                          5.36         02/01/2007         13,962,289
      3,532,285    JUPITER SECURITIZATION CORPORATION                                    5.28         02/13/2007          3,526,103
        349,057    K2 (USA) LLC+/-++                                                     5.33         09/28/2007            349,057
        523,586    KAUPTHING BANK SERIES MTN+/-++                                        5.40         03/20/2007            523,513
      2,242,693    KLIO FUNDING CORPORATION++                                            5.28         02/16/2007          2,237,781
      1,408,237    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.30         02/02/2007          1,408,025
        872,643    LIQUID FUNDING LIMITED++                                              5.31         03/05/2007            868,577
        209,434    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.29         02/20/2007            209,436
        872,643    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.30         03/06/2007            872,687
        349,057    MBIA GLOBAL FUNDING LLC+/-++                                          5.32         02/20/2007            349,061
        872,643    MORGAN STANLEY+/-                                                     5.30         07/12/2007            872,643
        872,643    MORGAN STANLEY+/-                                                     5.38         08/07/2007            872,643
        872,643    MORGAN STANLEY+/-                                                     5.48         07/27/2007            873,271
        161,439    MORGAN STANLEY SERIES EXL+/-                                          5.38         02/15/2008            161,513

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       139,623    NATIONAL CITY BANK+/-                                                 5.40%        09/04/2007    $       139,649
        625,336    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007            625,811
        706,876    NORTH SEA FUNDING                                                     5.30         02/28/2007            704,091
      1,745,286    NORTHERN ROCK PLC+/-++SS.                                             5.32         03/05/2008          1,745,531
        513,502    PARAGON MORTGAGES PLC SERIES 12A+/-++                                 5.30         05/15/2007            513,502
      1,418,883    PICAROS FUNDING PLC                                                   5.29         02/27/2007          1,413,505
        698,114    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007            699,092
        872,643    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007            872,643
        141,194    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.34         07/20/2007            141,209
      1,047,172    REGENCY MARKETS #1                                                    5.28         02/01/2007          1,047,172
      1,228,961    REGENCY MARKETS #1                                                    5.29         02/28/2007          1,224,119
        837,737    SAINT GERMAIN FUNDING++                                               5.30         03/02/2007            834,194
      1,745,286    SAINT GERMAIN FUNDING++                                               5.32         03/01/2007          1,738,165
      3,975,762    SHEFFIELD RECEIVABLES CORPORATION++                                   5.28         02/12/2007          3,969,401
        698,114    SLM CORPORATION+/-++                                                  5.32         02/12/2008            698,282
         69,811    STANFIELD VICTORIA FUNDING++                                          5.32         04/16/2007             69,060
      1,082,077    TASMAN FUNDING INCORPORATED++                                         5.28         02/05/2007          1,081,450
      1,146,234    TIERRA ALTA FUNDING I LIMITED                                         5.31         03/14/2007          1,139,391
        201,790    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/09/2007            201,786
        872,643    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         06/15/2007            872,739
        872,643    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.33         03/09/2007            872,800
         90,755    VERSAILLES CDS LLC                                                    5.28         02/15/2007             90,570
        211,529    VERSAILLES CDS LLC                                                    5.31         03/22/2007            210,020
        600,378    ZELA FINANCE INCORPORATED++                                           5.33         03/12/2007            596,967

                                                                                                                         91,017,729
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $94,968,829)                                                               94,968,829
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.80%
     11,091,518    WELLS FARGO MONEY MARKET TRUST~@                                                                      11,091,518
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,091,518)                                                                          11,091,518
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,221,335,851)*                               106.94%                                                        $ 1,481,647,923

OTHER ASSETS AND LIABILITIES, NET                     (6.94)                                                            (96,135,930)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $ 1,385,511,993
                                                     ======                                                         ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,091,518.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.01%

APPAREL & ACCESSORY STORES - 6.08%
        471,000    GAP INCORPORATED                                                                                 $     9,029,070
        254,000    ROSS STORES INCORPORATED                                                                               8,227,060

                                                                                                                         17,256,130
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 3.26%
        263,800    TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                           9,259,380
                                                                                                                    ---------------
BUSINESS SERVICES - 7.44%
        404,600    FIRST DATA CORPORATION                                                                                10,058,356
        359,000    MICROSOFT CORPORATION                                                                                 11,078,740

                                                                                                                         21,137,096
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 10.96%
         34,000    JOHNSON & JOHNSON                                                                                      2,271,200
        332,700    MEDIMMUNE INCORPORATED+<<                                                                             11,531,382
        338,700    PFIZER INCORPORATED                                                                                    8,887,488
        171,000    WYETH                                                                                                  8,449,110

                                                                                                                         31,139,180
                                                                                                                    ---------------
COMMUNICATIONS - 2.79%
        182,200    COMCAST CORPORATION CLASS A+                                                                           7,918,412
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 14.14%
        159,500    BANK OF AMERICA CORPORATION                                                                            8,386,510
        171,200    BANK OF NEW YORK COMPANY INCORPORATED                                                                  6,849,712
        176,000    CITIGROUP INCORPORATED                                                                                 9,702,880
        162,324    JPMORGAN CHASE & COMPANY                                                                               8,267,161
        311,100    WESTERN UNION COMPANY                                                                                  6,949,974

                                                                                                                         40,156,237
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.71%
         90,100    ANALOG DEVICES INCORPORATED<<                                                                          2,950,775
        290,000    CISCO SYSTEMS INCORPORATED+                                                                            7,711,100
        262,000    GENERAL ELECTRIC COMPANY                                                                               9,445,100
        435,200    INTEL CORPORATION                                                                                      9,121,792
        156,600    NOVELLUS SYSTEMS INCORPORATED+<<                                                                       4,827,978
        586,900    VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                 7,711,866

                                                                                                                         41,768,611
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 7.47%
        630,000    DOLLAR GENERAL CORPORATION                                                                            10,672,200
        221,000    WAL-MART STORES INCORPORATED                                                                          10,539,490

                                                                                                                         21,211,690
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.43%
         93,000    3M COMPANY                                                                                             6,909,900
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.71%
        154,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             10,541,300
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.81%
        431,900    BOSTON SCIENTIFIC CORPORATION+                                                                         7,968,555
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.31%
        295,000    TYCO INTERNATIONAL LIMITED                                                                             9,404,600
                                                                                                                    ---------------
MOTION PICTURES - 3.98%
        517,000    TIME WARNER INCORPORATED                                                                              11,306,790
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 7.87%
        135,500    CHEVRON CORPORATION                                                                              $     9,875,240
        115,000    CONOCOPHILLIPS                                                                                         7,637,150
         65,400    EXXON MOBIL CORPORATION                                                                                4,846,140

                                                                                                                         22,358,530
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.05%
         46,200    MERRILL LYNCH & COMPANY INCORPORATED                                                                   4,322,472
        121,000    MORGAN STANLEY                                                                                        10,017,590

                                                                                                                         14,340,062
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $237,955,352)                                                                                 272,676,473
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 6.64%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.28%
        670,941    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   670,941
        113,840    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          113,840

                                                                                                                            784,781
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.36%
$       214,808    ALPINE SECURITIZATION CORPORATION++                                   5.28%        02/01/2007            214,808
         62,398    AMERICAN GENERAL FINANCE CORPORATION+/-++                             5.37         02/15/2008             62,416
        207,993    AQUIFER FUNDING LIMITED                                               5.29         02/05/2007            207,872
        311,989    ATLAS CAPITAL FUNDING CORPORATION                                     5.30         02/26/2007            310,850
        173,327    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     5.30         04/25/2007            173,334
        173,327    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.33         10/25/2007            173,322
        173,327    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         02/15/2008            173,345
        173,327    BANK OF AMERICA NA SERIES BKNT+/-                                     5.36         06/19/2007            173,369
         14,969    BRYANT PARK FUNDING                                                   5.28         02/15/2007             14,938
         15,599    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/14/2007             15,506
         55,465    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/15/2007             55,126
        628,277    CHARTA                                                                5.31         03/20/2007            623,979
          7,869    CHEYNE FINANCE LLC                                                    5.31         04/18/2007              7,782
        159,461    CHEYNE FINANCE LLC                                                    5.32         03/16/2007            158,463
        173,327    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.33         07/16/2007            173,346
      2,241,374    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,241,708)            5.36         02/01/2007          2,241,374
        608,032    CORPORATE ASSET SECURITIZATION AUSTRALIA++                            5.31         02/26/2007            605,813
        382,783    CULLINAN FINANCE CORPORATION                                          5.28         02/01/2007            382,783
        346,655    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                         5.28         06/25/2007            346,658
        152,528    DEER VALLEY FUNDING LLC++                                             5.32         02/27/2007            151,950
         31,830    DEER VALLEY FUNDING LLC++                                             5.32         02/28/2007             31,704
        346,655    FIVE FINANCE INCORPORATED SERIES MTN+/-++                             5.37         06/13/2007            346,738
        393,481    GEORGE STREET FINANCE LLC++                                           5.30         02/26/2007            392,044
         99,490    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                       5.46         03/30/2007             99,507
         13,866    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           5.42         05/15/2007             13,870
        249,446    HUDSON-THAMES LLC                                                     5.29         03/21/2007            247,702
          9,415    HUDSON-THAMES LLC++                                                   5.31         04/04/2007              9,330
        140,887    HUDSON-THAMES LLC++                                                   5.33         02/20/2007            140,497
         12,480    HUDSON-THAMES LLC++                                                   5.35         02/28/2007             12,430

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       242,658    IBM CORPORATION SERIES MTN+/-                                         5.36%        06/28/2007    $       242,746
        450,651    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         09/17/2007            450,651
        173,327    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         02/25/2008            173,331
      2,773,237    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,773,650)                                           5.36         02/01/2007          2,773,237
        701,594    JUPITER SECURITIZATION CORPORATION                                    5.28         02/13/2007            700,366
         69,331    K2 (USA) LLC+/-++                                                     5.33         09/28/2007             69,331
        103,996    KAUPTHING BANK SERIES MTN+/-++                                        5.40         03/20/2007            103,982
        445,451    KLIO FUNDING CORPORATION++                                            5.28         02/16/2007            444,476
        279,709    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.30         02/02/2007            279,667
        173,327    LIQUID FUNDING LIMITED++                                              5.31         03/05/2007            172,520
         41,599    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.29         02/20/2007             41,599
        173,327    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.30         03/06/2007            173,336
         69,331    MBIA GLOBAL FUNDING LLC+/-++                                          5.32         02/20/2007             69,332
        173,327    MORGAN STANLEY+/-                                                     5.30         07/12/2007            173,327
        173,327    MORGAN STANLEY+/-                                                     5.38         08/07/2007            173,327
        173,327    MORGAN STANLEY+/-                                                     5.48         07/27/2007            173,452
         32,066    MORGAN STANLEY SERIES EXL+/-                                          5.38         02/15/2008             32,080
         27,732    NATIONAL CITY BANK+/-                                                 5.40         09/04/2007             27,738
        124,206    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007            124,301
        140,402    NORTH SEA FUNDING                                                     5.30         02/28/2007            139,849
        346,655    NORTHERN ROCK PLC+/-++SS.                                             5.32         03/05/2008            346,703
        101,993    PARAGON MORTGAGES PLC SERIES 12A+/-++                                 5.30         05/15/2007            101,993
        281,823    PICAROS FUNDING PLC                                                   5.29         02/27/2007            280,755
        138,662    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007            138,856
        173,327    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007            173,327
         28,044    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.34         07/20/2007             28,047
        207,993    REGENCY MARKETS #1                                                    5.28         02/01/2007            207,993
        244,100    REGENCY MARKETS #1                                                    5.29         02/28/2007            243,139
        166,394    SAINT GERMAIN FUNDING++                                               5.30         03/02/2007            165,690
        346,655    SAINT GERMAIN FUNDING++                                               5.32         03/01/2007            345,240
        789,679    SHEFFIELD RECEIVABLES CORPORATION++                                   5.28         02/12/2007            788,416
        138,662    SLM CORPORATION+/-++                                                  5.32         02/12/2008            138,695
         13,866    STANFIELD VICTORIA FUNDING++                                          5.32         04/16/2007             13,717
        214,926    TASMAN FUNDING INCORPORATED++                                         5.28         02/05/2007            214,801
        227,669    TIERRA ALTA FUNDING I LIMITED                                         5.31         03/14/2007            226,310
         40,080    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/09/2007             40,079
        173,327    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         06/15/2007            173,346
        173,327    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.33         03/09/2007            173,358
         18,026    VERSAILLES CDS LLC                                                    5.28         02/15/2007             17,989
         42,015    VERSAILLES CDS LLC                                                    5.31         03/22/2007             41,715
        119,249    ZELA FINANCE INCORPORATED++                                           5.33         03/12/2007            118,573

                                                                                                                         18,078,246
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,863,027)                                                               18,863,027
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 5.67%
     16,090,241    WELLS FARGO MONEY MARKET TRUST~@                                                                 $    16,090,241
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,090,241)                                                                          16,090,241
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $272,908,620)*                         108.32%                                                                $   307,629,741
OTHER ASSETS AND LIABILITIES, NET             (8.32)                                                                    (23,635,443)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   283,994,298
                                             ======                                                                 ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,090,241.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.26%

APPAREL & ACCESSORY STORES - 1.23%
         90,000    NORDSTROM INCORPORATED                                                                           $     5,013,900
                                                                                                                    ---------------

BIOPHARMACEUTICALS - 3.90%
        115,000    CELGENE CORPORATION+                                                                                   6,173,200
         15,000    CEPHALON INCORPORATED+                                                                                 1,086,150
         55,000    GENENTECH INCORPORATED+                                                                                4,805,350
         60,000    GILEAD SCIENCES INCORPORATED+                                                                          3,859,200

                                                                                                                         15,923,900
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.16%
         55,000    HOME DEPOT INCORPORATED                                                                                2,240,700
        195,000    LOWE'S COMPANIES INCORPORATED                                                                          6,573,450

                                                                                                                          8,814,150
                                                                                                                    ---------------

BUSINESS SERVICES - 10.51%
         85,000    AKAMAI TECHNOLOGIES INCORPORATED+                                                                      4,775,300
        100,000    AUTODESK INCORPORATED+                                                                                 4,372,000
         50,000    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    4,264,500
         85,000    ELECTRONIC ARTS INCORPORATED+                                                                          4,250,000
         29,000    GOOGLE INCORPORATED CLASS A+                                                                          14,537,700
        270,000    JUNIPER NETWORKS INCORPORATED+<<                                                                       4,892,400
        345,000    SUN MICROSYSTEMS INCORPORATED+                                                                         2,290,800
        125,000    YAHOO! INCORPORATED+                                                                                   3,538,750

                                                                                                                         42,921,450
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 9.45%
         65,000    AMGEN INCORPORATED+                                                                                    4,574,050
         50,000    COLGATE-PALMOLIVE COMPANY                                                                              3,415,000
        170,000    JOHNSON & JOHNSON                                                                                     11,356,000
        100,000    MONSANTO COMPANY                                                                                       5,509,000
        120,000    PRAXAIR INCORPORATED                                                                                   7,567,200
         95,000    PROCTER & GAMBLE COMPANY                                                                               6,162,650

                                                                                                                         38,583,900
                                                                                                                    ---------------

COMMUNICATIONS - 6.54%
         65,000    AMERICA MOVIL SA DE CV ADR SERIES L                                                                    2,883,400
        135,000    AMERICAN TOWER CORPORATION CLASS A+<<                                                                  5,377,050
        130,000    COMCAST CORPORATION CLASS A+<<                                                                         5,761,600
        145,000    NII HOLDINGS INCORPORATED+                                                                            10,701,000
         50,000    TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                    1,989,500

                                                                                                                         26,712,550
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 1.96%
         80,000    NORTHERN TRUST CORPORATION                                                                             4,860,000
        140,000    WESTERN UNION COMPANY                                                                                  3,127,600

                                                                                                                          7,987,600
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.65%
        470,000    CISCO SYSTEMS INCORPORATED+                                                                           12,497,300
         75,000    EMERSON ELECTRIC COMPANY                                                                               3,372,750
        105,000    MARVELL TECHNOLOGY GROUP LIMITED+                                                                      1,920,450
        140,000    MICROCHIP TECHNOLOGY INCORPORATED                                                                      4,866,400
        170,000    NETWORK APPLIANCE INCORPORATED+                                                                        6,392,000
        120,000    NVIDIA CORPORATION+                                                                                    3,678,000
        170,000    QUALCOMM INCORPORATED                                                                                  6,402,200
        140,000    TEXAS INSTRUMENTS INCORPORATED                                                                         4,366,600

                                                                                                                         43,495,700
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.59%
         60,000    MOODY'S CORPORATION                                                                              $     4,293,600
         55,000    PAYCHEX INCORPORATED                                                                                   2,200,550

                                                                                                                          6,494,150
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.84%
        115,000    PEPSICO INCORPORATED                                                                                   7,502,600
                                                                                                                    ---------------

FOOD STORES - 1.63%
        135,000    STARBUCKS CORPORATION+<<                                                                               4,716,900
         45,000    WHOLE FOODS MARKET INCORPORATED                                                                        1,943,550

                                                                                                                          6,660,450
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 3.43%
         25,000    JC PENNEY COMPANY INCORPORATED                                                                         2,031,000
        195,000    TARGET CORPORATION                                                                                    11,965,200

                                                                                                                         13,996,200
                                                                                                                    ---------------

HEALTH SERVICES - 0.83%
         55,000    COVANCE INCORPORATED+                                                                                  3,390,750
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.72%
         25,000    ALCON INCORPORATED                                                                                     2,944,000
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.80%
        195,000    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            9,387,300
         55,000    WYNN RESORTS LIMITED+                                                                                  6,145,700

                                                                                                                         15,533,000
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.74%
         85,000    APPLE INCORPORATED+                                                                                    7,287,050
         60,000    BAKER HUGHES INCORPORATED                                                                              4,141,800
         35,000    DEERE & COMPANY                                                                                        3,509,800
        190,000    HEWLETT-PACKARD COMPANY                                                                                8,223,200
         85,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            8,427,750

                                                                                                                         31,589,600
                                                                                                                    ---------------

INSURANCE CARRIERS - 2.74%
         65,000    ACE LIMITED                                                                                            3,755,700
         95,000    WELLPOINT INCORPORATED+                                                                                7,446,100

                                                                                                                         11,201,800
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 1.01%
         90,000    COACH INCORPORATED+                                                                                    4,127,400
                                                                                                                    ---------------

MEDICAL EQUIPMENT & SUPPLIES - 1.18%
         90,000    MEDTRONIC INCORPORATED                                                                                 4,810,500
                                                                                                                    ---------------

MEDICAL PRODUCTS - 2.22%
         45,000    ALLERGAN INCORPORATED<<                                                                                5,251,950
         45,000    ZIMMER HOLDINGS INCORPORATED+<<                                                                        3,789,900

                                                                                                                          9,041,850
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 2.91%
        215,000    STAPLES INCORPORATED                                                                                   5,529,800
        140,000    WALGREEN COMPANY                                                                                       6,342,000

                                                                                                                         11,871,800
                                                                                                                    ---------------

MOTION PICTURES - 1.68%
        160,000    TIME WARNER INCORPORATED<<                                                                             3,499,200
         95,000    WALT DISNEY COMPANY                                                                                    3,341,150

                                                                                                                          6,840,350
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION - 2.59%
        115,000    SCHLUMBERGER LIMITED                                                                             $     7,301,350
         65,000    XTO ENERGY INCORPORATED                                                                                3,280,550

                                                                                                                         10,581,900
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.54%
         25,000    PRECISION CASTPARTS CORPORATION                                                                        2,222,250
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.90%
         55,000    MCGRAW-HILL COMPANIES INCORPORATED                                                                     3,689,400
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.41%
         55,000    AMERIPRISE FINANCIAL INCORPORATED                                                                      3,242,800
        450,000    CHARLES SCHWAB CORPORATION                                                                             8,514,000
         14,000    CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED                                                      7,886,200
         50,000    GOLDMAN SACHS GROUP INCORPORATED                                                                      10,608,000

                                                                                                                         30,251,000
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.74%
        340,000    CORNING INCORPORATED+                                                                                  7,085,600
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 3.61%
         50,000    BOEING COMPANY                                                                                         4,478,000
         60,000    LOCKHEED MARTIN CORPORATION<<                                                                          5,831,400
         65,000    UNITED TECHNOLOGIES CORPORATION                                                                        4,421,300

                                                                                                                         14,730,700
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.75%
         75,000    MCKESSON CORPORATION                                                                                   4,181,250
         30,000    NIKE INCORPORATED CLASS B                                                                              2,964,300

                                                                                                                          7,145,550
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $333,315,103)                                                                                 401,164,000
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 5.34%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
        776,057    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   776,057
        131,675    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          131,675
                                                                                                                    ---------------

                                                                                                                            907,732
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.12%
$       248,462    ALPINE SECURITIZATION CORPORATION++                                   5.28%        02/01/2007            248,462
         72,174    AMERICAN GENERAL FINANCE CORPORATION+/-++                             5.37         02/15/2008             72,195
        240,579    AQUIFER FUNDING LIMITED                                               5.29         02/05/2007            240,439
        360,868    ATLAS CAPITAL FUNDING CORPORATION                                     5.30         02/26/2007            359,551
        200,482    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     5.30         04/25/2007            200,490
        200,482    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.33         10/25/2007            200,476
        200,482    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         02/15/2008            200,502
        200,482    BANK OF AMERICA NA SERIES BKNT+/-                                     5.36         06/19/2007            200,531
         17,314    BRYANT PARK FUNDING                                                   5.28         02/15/2007             17,278
         18,043    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/14/2007             17,936
         64,154    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/15/2007             63,762
        726,709    CHARTA                                                                5.31         03/20/2007            721,738
          9,102    CHEYNE FINANCE LLC                                                    5.31         04/18/2007              9,001
        184,444    CHEYNE FINANCE LLC                                                    5.32         03/16/2007            183,289

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       200,482    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.33%        07/16/2007    $       200,504
      2,592,529    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,592,915)            5.36         02/01/2007          2,592,529
        703,292    CORPORATE ASSET SECURITIZATION AUSTRALIA++                            5.31         02/26/2007            700,725
        442,753    CULLINAN FINANCE CORPORATION                                          5.28         02/01/2007            442,753
        400,965    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                         5.28         06/25/2007            400,969
        176,425    DEER VALLEY FUNDING LLC++                                             5.32         02/27/2007            175,756
         36,817    DEER VALLEY FUNDING LLC++                                             5.32         02/28/2007             36,672
        400,965    FIVE FINANCE INCORPORATED SERIES MTN+/-++                             5.37         06/13/2007            401,061
        455,127    GEORGE STREET FINANCE LLC++                                           5.30         02/26/2007            453,466
        115,077    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                       5.46         03/30/2007            115,096
         16,039    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           5.42         05/15/2007             16,043
        288,526    HUDSON-THAMES LLC                                                     5.29         03/21/2007            286,509
         10,890    HUDSON-THAMES LLC++                                                   5.31         04/04/2007             10,792
        162,960    HUDSON-THAMES LLC++                                                   5.33         02/20/2007            162,509
         14,435    HUDSON-THAMES LLC++                                                   5.35         02/28/2007             14,378
        280,675    IBM CORPORATION SERIES MTN+/-                                         5.36         06/28/2007            280,776
        521,254    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         09/17/2007            521,254
        200,482    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         02/25/2008            200,486
      3,207,719    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,208,197)                                           5.36         02/01/2007          3,207,719
        811,513    JUPITER SECURITIZATION CORPORATION                                    5.28         02/13/2007            810,093
         80,193    K2 (USA) LLC+/-++                                                     5.33         09/28/2007             80,193
        120,289    KAUPTHING BANK SERIES MTN+/-++                                        5.40         03/20/2007            120,273
        515,240    KLIO FUNDING CORPORATION++                                            5.28         02/16/2007            514,111
        323,531    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.30         02/02/2007            323,482
        200,482    LIQUID FUNDING LIMITED++                                              5.31         03/05/2007            199,548
         48,116    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.29         02/20/2007             48,116
        200,482    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.30         03/06/2007            200,492
         80,193    MBIA GLOBAL FUNDING LLC+/-++                                          5.32         02/20/2007             80,194
        200,482    MORGAN STANLEY+/-                                                     5.30         07/12/2007            200,482
        200,482    MORGAN STANLEY+/-                                                     5.38         08/07/2007            200,482
        200,482    MORGAN STANLEY+/-                                                     5.48         07/27/2007            200,627
         37,089    MORGAN STANLEY SERIES EXL+/-                                          5.38         02/15/2008             37,106
         32,077    NATIONAL CITY BANK+/-                                                 5.40         09/04/2007             32,083
        143,666    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007            143,775
        162,399    NORTH SEA FUNDING                                                     5.30         02/28/2007            161,759
        400,965    NORTHERN ROCK PLC+/-++SS.                                             5.32         03/05/2008            401,021
        117,973    PARAGON MORTGAGES PLC SERIES 12A+/-++                                 5.30         05/15/2007            117,973
        325,976    PICAROS FUNDING PLC                                                   5.29         02/27/2007            324,741
        160,386    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007            160,610
        200,482    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007            200,482
         32,438    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.34         07/20/2007             32,442
        240,579    REGENCY MARKETS #1                                                    5.28         02/01/2007            240,579
        282,343    REGENCY MARKETS #1                                                    5.29         02/28/2007            281,231
        192,463    SAINT GERMAIN FUNDING++                                               5.30         03/02/2007            191,649
        400,965    SAINT GERMAIN FUNDING++                                               5.32         03/01/2007            399,329
        913,398    SHEFFIELD RECEIVABLES CORPORATION++                                   5.28         02/12/2007            911,937

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       160,386    SLM CORPORATION+/-++                                                  5.32%        02/12/2008    $       160,424
         16,039    STANFIELD VICTORIA FUNDING++                                          5.32         04/16/2007             15,866
        248,598    TASMAN FUNDING INCORPORATED++                                         5.28         02/05/2007            248,454
        263,338    TIERRA ALTA FUNDING I LIMITED                                         5.31         03/14/2007            261,766
         46,360    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/09/2007             46,359
        200,482    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         06/15/2007            200,504
        200,482    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.33         03/09/2007            200,519
         20,850    VERSAILLES CDS LLC                                                    5.28         02/15/2007             20,808
         48,597    VERSAILLES CDS LLC                                                    5.31         03/22/2007             48,250
        137,932    ZELA FINANCE INCORPORATED++                                           5.33         03/12/2007            137,153

                                                                                                                         20,910,560
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,818,292)                                                               21,818,292
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.08%
      4,421,460    WELLS FARGO MONEY MARKET TRUST~@                                                                       4,421,460
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,421,460)                                                                            4,421,460
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $359,554,855)*                         104.68%                                                                $   427,403,752
OTHER ASSETS AND LIABILITIES, NET             (4.68)                                                                    (19,119,282)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   408,284,470
                                             ======                                                                 ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,421,460.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 92.70%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.15%
         16,210    JONES APPAREL GROUP INCORPORATED                                                                 $        553,734
          7,690    VF CORPORATION                                                                                            583,440

                                                                                                                           1,137,174
                                                                                                                    ----------------
BUSINESS SERVICES - 5.26%
         30,250    MICROSOFT CORPORATION                                                                                     933,515
          9,200    OMNICOM GROUP INCORPORATED                                                                                967,840

                                                                                                                           1,901,355
                                                                                                                    ----------------
CHEMICALS & ALLIED PRODUCTS - 7.06%
         15,400    AVON PRODUCTS INCORPORATED                                                                                529,606
         12,400    COLGATE-PALMOLIVE COMPANY                                                                                 846,920
          3,600    HENKEL KGAA ADR PREFERRED                                                                                 561,500
          9,150    JOHNSON & JOHNSON                                                                                         611,220

                                                                                                                           2,549,246
                                                                                                                    ----------------
COMMUNICATIONS - 3.37%
         41,442    VODAFONE GROUP PLC ADR                                                                                  1,217,980
                                                                                                                    ----------------
DEPOSITORY INSTITUTIONS - 7.41%
         19,370    BANK OF AMERICA CORPORATION                                                                             1,018,475
         13,310    JPMORGAN CHASE & COMPANY                                                                                  677,878
         13,800    STATE STREET CORPORATION                                                                                  980,490

                                                                                                                           2,676,843
                                                                                                                    ----------------
EATING & DRINKING PLACES - 3.03%
         24,650   MCDONALD'S CORPORATION                                                                                   1,093,228
                                                                                                                    ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.49%
         22,640    AMERICAN POWER CONVERSION CORPORATION                                                                     695,954
         46,700    FLEXTRONICS INTERNATIONAL LIMITED+                                                                        543,121
         24,010    GENERAL ELECTRIC COMPANY                                                                                  865,561
         19,100    MOLEX INCORPORATED CLASS A                                                                                502,139
         20,800    NOKIA OYJ ADR                                                                                             459,680

                                                                                                                           3,066,455
                                                                                                                    ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.11%
         14,950    ILLINOIS TOOL WORKS INCORPORATED                                                                          762,301
                                                                                                                    ----------------
FOOD & KINDRED PRODUCTS - 3.17%
         10,640    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     542,321
          7,660    DIAGEO PLC ADR<<                                                                                          603,072

                                                                                                                           1,145,393
                                                                                                                    ----------------
GENERAL MERCHANDISE STORES - 1.68%
         23,350    BIG LOTS INCORPORATED+<<                                                                                  605,466
                                                                                                                    ----------------
HOLDING & OTHER INVESTMENT OFFICES - 2.41%
            237    BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                  869,162
                                                                                                                    ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.57%
         16,200    WILLIAMS-SONOMA INCORPORATED                                                                              567,000
                                                                                                                    ----------------
   INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.76%
         20,990    DELL INCORPORATED+                                                                                        509,008
         19,680    DOVER CORPORATION+                                                                                        976,128
          7,800    EATON CORPORATION                                                                                         611,130
         14,800    PITNEY BOWES INCORPORATED                                                                                 708,476

                                                                                                                           2,804,742
                                                                                                                    ----------------

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 2.06%
         18,200    WILLIS GROUP HOLDINGS LIMITED                                                                    $        743,652
                                                                                                                    ----------------
INSURANCE CARRIERS - 6.59%
         13,700    ALLSTATE CORPORATION                                                                                      824,192
         10,070    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 689,292
         12,070    MBIA INCORPORATED<<                                                                                       866,988

                                                                                                                           2,380,472
                                                                                                                    ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.58%
          4,950    BECTON DICKINSON & COMPANY                                                                                380,853
         38,200    BOSTON SCIENTIFIC CORPORATION+                                                                            704,790
         17,720    QUEST DIAGNOSTICS INCORPORATED<<                                                                          929,946

                                                                                                                           2,015,589
                                                                                                                    ----------------
MEDICAL PRODUCTS - 2.01%
         14,600    BAXTER INTERNATIONAL INCORPORATED                                                                         725,036
                                                                                                                    ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.62%
         29,750    TYCO INTERNATIONAL LIMITED                                                                                948,430
                                                                                                                    ----------------
MISCELLANEOUS RETAIL - 1.28%
         16,840    ZALE CORPORATION+<<                                                                                       463,437
                                                                                                                    ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 6.25%
         19,230    AMERICAN EXPRESS COMPANY                                                                                1,119,571
         16,100    COUNTRYWIDE FINANCIAL CORPORATION                                                                         700,028
          6,750    FREDDIE MAC                                                                                               438,278

                                                                                                                           2,257,877
                                                                                                                    ----------------
PAPER & ALLIED PRODUCTS - 2.32%
         12,100    KIMBERLY-CLARK CORPORATION                                                                                839,740
                                                                                                                    ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.89%
         14,100    EXXON MOBIL CORPORATION                                                                                 1,044,810
                                                                                                                    ----------------
PRIMARY METAL INDUSTRIES - 0.97%
          7,300    HUBBELL INCORPORATED CLASS B                                                                              351,860
                                                                                                                    ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.53%
          9,520    GANNETT COMPANY INCORPORATED                                                                              553,493
                                                                                                                    ----------------
WATER TRANSPORTATION - 2.13%
         14,900    CARNIVAL CORPORATION                                                                                      768,239
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $27,223,994)                                                                                    33,488,980
                                                                                                                    ----------------
COLLATERAL FOR SECURITIES LENDING - 7.94%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.33%
        101,987    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    101,987
         17,304    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            17,304

                                                                                                                             119,291
                                                                                                                    ----------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.61%
$        32,652    ALPINE SECURITIZATION CORPORATION++                                   5.28%        02/01/2007              32,652
          9,485    AMERICAN GENERAL FINANCE CORPORATION+/-++                             5.37         02/15/2008               9,488
         31,616    AQUIFER FUNDING LIMITED                                               5.29         02/05/2007              31,598
         47,424    ATLAS CAPITAL FUNDING CORPORATION                                     5.30         02/26/2007              47,251
         26,347    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     5.30         04/25/2007              26,348
         26,347    ATLAS CAPITAL FUNDING CORPORATION SERIES  MTN1+/-++                   5.33         10/25/2007              26,346

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        26,347    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32%        02/15/2008    $         26,350
         26,347    BANK OF AMERICA NA SERIES BKNT+/-                                     5.36         06/19/2007              26,353
          2,275    BRYANT PARK FUNDING                                                   5.28         02/15/2007               2,271
          2,371    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/14/2007               2,357
          8,431    CAIRN HIGH GRADE FUNDING I LLC                                        5.31         03/15/2007               8,379
         95,502    CHARTA                                                                5.31         03/20/2007              94,849
          1,196    CHEYNE FINANCE LLC                                                    5.31         04/18/2007               1,183
         24,239    CHEYNE FINANCE LLC                                                    5.32         03/16/2007              24,087
         26,347    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.33         07/16/2007              26,350
        340,704    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $340,755)              5.36         02/01/2007             340,704
         92,425    CORPORATE ASSET SECURITIZATION AUSTRALIA++                            5.31         02/26/2007              92,088
         58,186    CULLINAN FINANCE CORPORATION                                          5.28         02/01/2007              58,186
         52,694    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                         5.28         06/25/2007              52,694
         23,185    DEER VALLEY FUNDING LLC++                                             5.32         02/27/2007              23,097
          4,838    DEER VALLEY FUNDING LLC++                                             5.32         02/28/2007               4,819
         52,694    FIVE FINANCE INCORPORATED SERIES MTN+/-++                             5.37         06/13/2007              52,706
         59,812    GEORGE STREET FINANCE LLC++                                           5.30         02/26/2007              59,593
         15,123    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                       5.46         03/30/2007              15,126
          2,108    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           5.42         05/15/2007               2,108
         37,917    HUDSON-THAMES LLC                                                     5.29         03/21/2007              37,652
          1,431    HUDSON-THAMES LLC++                                                   5.31         04/04/2007               1,418
         21,416    HUDSON-THAMES LLC++                                                   5.33         02/20/2007              21,356
          1,897    HUDSON-THAMES LLC++                                                   5.35         02/28/2007               1,890
         36,886    IBM CORPORATION SERIES MTN+/-                                         5.36         06/28/2007              36,899
         68,502    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         09/17/2007              68,502
         26,347    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         02/25/2008              26,347
        421,550    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $421,613)                                             5.36         02/01/2007             421,550
        106,647    JUPITER SECURITIZATION CORPORATION                                    5.28         02/13/2007             106,460
         10,539    K2 (USA) LLC+/-++                                                     5.33         09/28/2007              10,539
         15,808    KAUPTHING BANK SERIES MTN+/-++                                        5.40         03/20/2007              15,806
         67,712    KLIO FUNDING CORPORATION++                                            5.28         02/16/2007              67,563
         42,518    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.30         02/02/2007              42,511
         26,347    LIQUID FUNDING LIMITED++                                              5.31         03/05/2007              26,224
          6,323    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.29         02/20/2007               6,323
         26,347    LIQUID FUNDING LIMITED SERIES MTN+/-++                                5.30         03/06/2007              26,348
         10,539    MBIA GLOBAL FUNDING LLC+/-++                                          5.32         02/20/2007              10,539
         26,347    MORGAN STANLEY+/-                                                     5.30         07/12/2007              26,347
         26,347    MORGAN STANLEY+/-                                                     5.38         08/07/2007              26,347
         26,347    MORGAN STANLEY+/-                                                     5.48         07/27/2007              26,366
          4,874    MORGAN STANLEY SERIES EXL+/-                                          5.38         02/15/2008               4,876
          4,216    NATIONAL CITY BANK+/-                                                 5.40         09/04/2007               4,216
         18,880    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007              18,895
         21,342    NORTH SEA FUNDING                                                     5.30         02/28/2007              21,258
         52,694    NORTHERN ROCK PLC+/-++SS.                                             5.32         03/05/2008              52,701
         15,504    PARAGON MORTGAGES PLC SERIES 12A+/-++                                 5.30         05/15/2007              15,504
         42,839    PICAROS FUNDING PLC                                                   5.29         02/27/2007              42,677

PORTFOLIO OF INVESTMENTS--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)

$        21,078    PREMIUM ASSET TRUST+/-++                                              5.48%        12/21/2007    $        21,107
         26,347    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007             26,347
          4,263     RACERS TRUST SERIES 2004-6-MM+/-++                                   5.34         07/20/2007              4,263
         31,616    REGENCY MARKETS #1                                                    5.28         02/01/2007             31,616
         37,105    REGENCY MARKETS #1                                                    5.29         02/28/2007             36,959
         52,694    SAINT GERMAIN FUNDING++                                               5.32         03/01/2007             52,479
         25,293    SAINT GERMAIN FUNDING++                                               5.30         03/02/2007             25,186
        120,036    SHEFFIELD RECEIVABLES CORPORATION++                                   5.28         02/12/2007            119,844
         21,078    SLM CORPORATION+/-++                                                  5.32         02/12/2008             21,083
          2,108    STANFIELD VICTORIA FUNDING++                                          5.32         04/16/2007              2,085
         32,670    TASMAN FUNDING INCORPORATED++                                         5.28         02/05/2007             32,651
         34,607    TIERRA ALTA FUNDING I LIMITED                                         5.31         03/14/2007             34,401
          6,092    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/09/2007              6,092
         26,347    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         06/15/2007             26,350
         26,347    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.33         03/09/2007             26,352
          2,740    VERSAILLES CDS LLC                                                    5.28         02/15/2007              2,734
          6,386    VERSAILLES CDS LLC                                                    5.31         03/22/2007              6,341
         18,127    ZELA FINANCE INCORPORATED++                                           5.33         03/12/2007             18,026

                                                                                                                          2,748,013
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,867,304)                                                                 2,867,304
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 8.47%
      3,062,210      WELLS FARGO MONEY MARKET TRUST~@                                                                     3,062,210
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,062,210)                                                                            3,062,210
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $33,153,508)*                          109.11%                                                                $    39,418,494

OTHER ASSETS AND LIABILITIES, NET             (9.11)                                                                     (3,291,844)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $    36,126,650
                                             ======                                                                 ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,062,210.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

              STATEMENTS OF ASSETS AND LIABILITIES--JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                            CAPITAL
                                                                                                                        GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ................................................................................  $   905,823,853
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .....................................................................       62,321,204
   INVESTMENTS IN AFFILIATES .....................................................................................       19,805,731
                                                                                                                    ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...............................................................      987,950,788
                                                                                                                    ---------------
   RECEIVABLE FOR FUND SHARES ISSUED .............................................................................          704,997
   RECEIVABLE FOR INVESTMENTS SOLD ...............................................................................       17,108,473
   RECEIVABLES FOR DIVIDENDS AND INTEREST ........................................................................          572,995
   PREPAID EXPENSES AND OTHER ASSETS .............................................................................                0
                                                                                                                    ---------------
TOTAL ASSETS .....................................................................................................    1,006,337,253
                                                                                                                    ---------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ..............................................................................           88,136
   PAYABLE FOR INVESTMENTS PURCHASED .............................................................................       18,733,411
   DIVIDENDS PAYABLE .............................................................................................               88
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .........................................................          586,223
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .......................................................          144,541
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ........................................................................       62,321,204
   ACCRUED EXPENSES AND OTHER LIABILITIES ........................................................................           40,685
                                                                                                                    ---------------
TOTAL LIABILITIES ................................................................................................       81,914,288
                                                                                                                    ---------------
TOTAL NET ASSETS .................................................................................................  $   924,422,965
                                                                                                                    ===============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...............................................................................................  $   841,556,241
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....................................................................       (1,061,281)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................................................       10,604,701
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ....................................       73,323,304
                                                                                                                    ---------------
TOTAL NET ASSETS .................................................................................................  $   924,422,965
                                                                                                                    ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..........................................................................................              N/A
   SHARES OUTSTANDING - CLASS A ..................................................................................              N/A
   NET ASSET VALUE PER SHARE - CLASS A ...........................................................................              N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .................................................................              N/A
   NET ASSETS - CLASS B ..........................................................................................              N/A
   SHARES OUTSTANDING - CLASS B ..................................................................................              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ........................................................              N/A
   NET ASSETS - CLASS C ..........................................................................................              N/A
   SHARES OUTSTANDING - CLASS C ..................................................................................              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ........................................................              N/A
   NET ASSETS - ADMINISTRATOR CLASS ..............................................................................  $   449,241,031
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................................................................       24,716,770
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ............................................  $         18.18
   NET ASSETS - ADVISOR CLASS ....................................................................................              N/A
   SHARES OUTSTANDING - ADVISOR CLASS ............................................................................              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ..................................................              N/A
   NET ASSETS - INSTITUTIONAL CLASS ..............................................................................  $   232,561,345
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................................................................       12,760,098
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ............................................  $         18.23
   NET ASSETS - INVESTOR CLASS ...................................................................................  $   242,620,589
   SHARES OUTSTANDING - INVESTOR CLASS ...........................................................................       13,595,891
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .................................................  $         17.85
                                                                                                                    ---------------
INVESTMENTS AT COST ..............................................................................................  $   914,627,484
                                                                                                                    ===============
SECURITIES ON LOAN, AT MARKET VALUE ..............................................................................  $    61,288,292
                                                                                                                    ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                       DIVIDEND                          GROWTH AND
                                                                                    INCOME FUND       GROWTH FUND       INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................................  $   212,014,340   $ 1,375,587,576   $   272,676,473
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................................        9,179,769        94,968,829        18,863,027
   INVESTMENTS IN AFFILIATES .................................................        2,153,766        11,091,518        16,090,241
                                                                                ---------------   ---------------   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........................      223,347,875     1,481,647,923       307,629,741
                                                                                ---------------   ---------------   ---------------
   RECEIVABLE FOR FUND SHARES ISSUED .........................................          187,103            67,404            58,534
   RECEIVABLE FOR INVESTMENTS SOLD ...........................................                0        29,357,383                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................................          249,483           255,789           117,120
   PREPAID EXPENSES AND OTHER ASSETS .........................................                0            60,963                 0
                                                                                ---------------   ---------------   ---------------
TOTAL ASSETS .................................................................      223,784,461     1,511,389,462       307,805,395
                                                                                ---------------   ---------------   ---------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ..........................................           36,345           232,325            32,292
   PAYABLE FOR INVESTMENTS PURCHASED .........................................                0        29,176,909         4,622,310
   DIVIDENDS PAYABLE .........................................................                0                 0                 4
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....................          176,619         1,256,772           237,714
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...................           44,816           242,634            53,120
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................................        9,179,769        94,968,829        18,863,027
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................................           38,647                 0             2,630
                                                                                ---------------   ---------------   ---------------
TOTAL LIABILITIES ............................................................        9,476,196       125,877,469        23,811,097
                                                                                ---------------   ---------------   ---------------
TOTAL NET ASSETS .............................................................  $   214,308,265   $ 1,385,511,993   $   283,994,298
                                                                                ===============   ===============   ===============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...........................................................  $   171,635,799   $ 1,414,630,363   $   293,044,732
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................           89,764        (4,788,495)          (92,158)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................       (6,762,442)     (284,641,947)      (43,679,397)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION
      OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............       49,345,144       260,312,072        34,721,121
                                                                                ---------------   ---------------   ---------------
TOTAL NET ASSETS .............................................................  $   214,308,265   $ 1,385,511,993   $   283,994,298
                                                                                ---------------   ---------------   ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ......................................................              N/A               N/A               N/A
   SHARES OUTSTANDING - CLASS A ..............................................              N/A               N/A               N/A
   NET ASSET VALUE PER SHARE - CLASS A .......................................              N/A               N/A               N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .............................              N/A               N/A               N/A
   NET ASSETS - CLASS B ......................................................              N/A               N/A               N/A
   SHARES OUTSTANDING - CLASS B ..............................................              N/A               N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ....................              N/A               N/A               N/A
   NET ASSETS - CLASS C ......................................................              N/A   $       217,952               N/A
   SHARES OUTSTANDING - CLASS C ..............................................              N/A             9,494               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ....................              N/A   $         22.96               N/A
   NET ASSETS - ADMINISTRATOR CLASS ..........................................  $     8,178,165   $   120,907,816   $       571,180
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..................................          473,783         4,982,335            23,688
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ........  $         17.26   $         24.27   $         24.11
   NET ASSETS - ADVISOR CLASS ................................................              N/A   $    17,826,731   $     3,195,992
   SHARES OUTSTANDING - ADVISOR CLASS ........................................              N/A           757,606           132,545
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ..............              N/A   $         23.53   $         24.11
   NET ASSETS - INSTITUTIONAL CLASS ..........................................              N/A   $   226,315,547   $    32,895,676
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..................................              N/A         9,161,739         1,350,700
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ........              N/A   $         24.70   $         24.35
   NET ASSETS - INVESTOR CLASS ...............................................  $   206,130,100   $ 1,020,243,947   $   247,331,450
   SHARES OUTSTANDING - INVESTOR CLASS .......................................       11,765,444        43,198,572        10,198,804
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .............  $         17.52   $         23.62   $         24.25
                                                                                ---------------   ---------------   ---------------
INVESTMENTS AT COST ..........................................................  $   174,002,731   $ 1,221,335,851   $   272,908,620
                                                                                ===============   ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ..........................................  $     8,919,812   $    91,703,615   $    18,194,156
                                                                                ===============   ===============   ===============

                                                                                                        LARGE CAP             VALUE
                                                                                                      GROWTH FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................................  $   401,164,000   $    33,488,980
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................................................       21,818,292         2,867,304
   INVESTMENTS IN AFFILIATES ...................................................................        4,421,460         3,062,210
                                                                                                  ---------------   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................................      427,403,752        39,418,494
                                                                                                  ---------------   ---------------
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................................          151,432            17,856
   RECEIVABLE FOR INVESTMENTS SOLD .............................................................        4,409,478                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................................          112,302            39,566
   PREPAID EXPENSES AND OTHER ASSETS ...........................................................                0                 0
                                                                                                  ---------------   ---------------
TOTAL ASSETS ...................................................................................      432,076,964        39,475,916
                                                                                                  ---------------   ---------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................................................           53,106             7,997
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................................        1,510,170           430,865
   DIVIDENDS PAYABLE ...........................................................................                0                 2
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................................          248,040            18,503
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................................           85,928             6,783
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................................................       21,818,292         2,867,304
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................................           76,958            17,812
                                                                                                  ---------------   ---------------
TOTAL LIABILITIES ..............................................................................       23,792,494         3,349,266
                                                                                                  ---------------   ---------------
TOTAL NET ASSETS ...............................................................................  $   408,284,470   $    36,126,650
                                                                                                  ===============   ===============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................................  $   716,815,302   $    29,595,063
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................................         (394,655)           (4,097)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................     (375,985,074)          270,698
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
      LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............................................       67,848,897         6,264,986
                                                                                                  ---------------   ---------------
TOTAL NET ASSETS ...............................................................................  $   408,284,470   $    36,126,650
                                                                                                  ---------------   ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................................................              N/A   $     4,021,797
   SHARES OUTSTANDING - CLASS A ................................................................              N/A           193,924
   NET ASSET VALUE PER SHARE - CLASS A .........................................................              N/A   $         20.74
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...............................................              N/A   $         22.01
   NET ASSETS - CLASS B ........................................................................              N/A   $     1,160,696
   SHARES OUTSTANDING - CLASS B ................................................................              N/A            56,388
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......................................              N/A   $         20.58
   NET ASSETS - CLASS C ........................................................................              N/A   $       546,585
   SHARES OUTSTANDING - CLASS C ................................................................              N/A            26,520
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ......................................              N/A   $         20.61
   NET ASSETS - ADMINISTRATOR CLASS ............................................................              N/A   $     2,853,421
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................................              N/A           137,696
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..........................              N/A   $         20.72
   NET ASSETS - ADVISOR CLASS ..................................................................              N/A               N/A
   SHARES OUTSTANDING - ADVISOR CLASS ..........................................................              N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ................................              N/A               N/A
   NET ASSETS - INSTITUTIONAL CLASS ............................................................              N/A               N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................................              N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........................              N/A               N/A
   NET ASSETS - INVESTOR CLASS .................................................................  $   408,284,470   $    27,544,151
   SHARES OUTSTANDING - INVESTOR CLASS .........................................................       15,560,292         1,330,611
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...............................  $         26.24   $         20.70
                                                                                                  ---------------   ---------------
INVESTMENTS AT COST ............................................................................  $   359,554,855   $    33,153,508
                                                                                                  ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ............................................................  $    21,277,773   $     2,775,266
                                                                                                  ===============   ===============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                                      STATEMENTS OF OPERATIONS--
                           FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                CAPITAL
                                                                            GROWTH FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................    $  2,676,041
   INTEREST ...........................................................              88
   INCOME FROM AFFILIATED SECURITIES ..................................         411,477
   SECURITIES LENDING INCOME, NET .....................................          17,316
                                                                           ------------
TOTAL INVESTMENT INCOME ...............................................       3,104,922
                                                                           ------------

EXPENSES
   ADVISORY FEES ......................................................       2,869,714
   ADMINISTRATION FEES
      FUND LEVEL ......................................................         195,978
      CLASS A .........................................................             N/A
      CLASS B .........................................................             N/A
      CLASS C .........................................................             N/A
      ADMINISTRATOR CLASS .............................................         211,209
      ADVISOR CLASS ...................................................             N/A
      INSTITUTIONAL CLASS .............................................          48,309
      INVESTOR CLASS ..................................................         541,624
   CUSTODY FEES .......................................................          78,391
   SHAREHOLDER SERVICING FEES .........................................         828,923
   ACCOUNTING FEES ....................................................          35,736
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .........................................................             N/A
      CLASS C .........................................................             N/A
   PROFESSIONAL FEES ..................................................          15,574
   REGISTRATION FEES ..................................................          25,263
   SHAREHOLDER REPORTS ................................................         108,858
   TRUSTEES' FEES .....................................................           4,300
   OTHER FEES AND EXPENSES ............................................           7,993
                                                                           ------------
TOTAL EXPENSES ........................................................       4,971,872
                                                                           ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................        (805,669)
   NET EXPENSES .......................................................       4,166,203
                                                                           ------------
NET INVESTMENT INCOME (LOSS) ..........................................      (1,061,281)
                                                                           ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....      13,390,394
                                                                           ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................      13,390,394
                                                                           ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....      86,942,652
                                                                           ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...      86,942,652
                                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................     100,333,046
                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......    $ 99,271,765
                                                                           ============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................    $      8,063

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                  DIVIDEND                      GROWTH AND
                                                                               INCOME FUND     GROWTH FUND     INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................   $      3,039,196   $   3,702,205   $   2,005,880
   INTEREST ...........................................................                  0             691               0
   INCOME FROM AFFILIATED SECURITIES ..................................             69,674         418,962         167,209
   SECURITIES LENDING INCOME, NET .....................................              8,079          43,928           8,894
                                                                          ----------------   -------------   -------------
TOTAL INVESTMENT INCOME ...............................................          3,116,949       4,165,786       2,181,983
                                                                          ----------------   -------------   -------------

EXPENSES
   ADVISORY FEES ......................................................            785,809       4,763,063       1,046,075
   ADMINISTRATION FEES
      FUND LEVEL ......................................................             52,387         337,306          69,738
      CLASS A .........................................................                N/A             N/A             N/A
      CLASS B .........................................................                N/A             N/A             N/A
      CLASS C .........................................................                N/A             262             N/A
      ADMINISTRATOR CLASS .............................................              4,117          58,454           2,165
      ADVISOR CLASS ...................................................                N/A          26,218           3,581
      INSTITUTIONAL CLASS .............................................                N/A          81,344          12,474
      INVESTOR CLASS ..................................................            372,433       2,272,595         480,647
   CUSTODY FEES .......................................................             20,955         134,922          27,895
   SHAREHOLDER SERVICING FEES .........................................            261,936       1,432,331         309,710
   ACCOUNTING FEES ....................................................             19,841          66,291          29,706
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .........................................................                N/A             N/A             N/A
      CLASS C .........................................................                N/A             702             N/A
   PROFESSIONAL FEES ..................................................             13,060          18,769          13,663
   REGISTRATION FEES ..................................................             13,516          23,890          18,338
   SHAREHOLDER REPORTS ................................................             19,999          89,914          14,083
   TRUSTEES' FEES .....................................................              4,300           4,300           4,300
   OTHER FEES AND EXPENSES ............................................              4,029          12,291           2,401
                                                                          ----------------   -------------   -------------
TOTAL EXPENSES ........................................................          1,572,382       9,322,652       2,034,776
                                                                          ----------------   -------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................           (153,451)       (368,371)       (319,870)
   NET EXPENSES .......................................................          1,418,931       8,954,281       1,714,906
                                                                          ----------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ..........................................          1,698,018      (4,788,495)        467,077
                                                                          ----------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....          3,988,812      63,788,625      13,509,676
                                                                          ----------------   -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................          3,988,812      63,788,625      13,509,676
                                                                          ----------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....         16,413,776     128,343,600      33,567,767
                                                                          ----------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...         16,413,776     128,343,600      33,567,767
                                                                          ----------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................         20,402,588     192,132,225      47,077,443
                                                                          ----------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $     22,100,606   $ 187,343,730   $  47,544,520
                                                                          ================   =============   =============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................   $          9,274   $       6,979   $           0

                                                                                 LARGE CAP           VALUE
                                                                               GROWTH FUND            FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................   $      1,828,273   $     265,664
   INTEREST ...........................................................                491               0
   INCOME FROM AFFILIATED SECURITIES ..................................            192,935          42,572
   SECURITIES LENDING INCOME, NET .....................................             15,417           1,870
                                                                          ----------------   -------------
TOTAL INVESTMENT INCOME ...............................................          2,037,116         310,106
                                                                          ----------------   -------------

EXPENSES
   ADVISORY FEES ......................................................          1,532,628         111,776
   ADMINISTRATION FEES
      FUND LEVEL ......................................................            919,577           7,452
      CLASS A .........................................................                N/A           5,359
      CLASS B .........................................................                N/A           1,690
      CLASS C .........................................................                N/A             754
      ADMINISTRATOR CLASS .............................................                N/A           1,251
      ADVISOR CLASS ...................................................                N/A             N/A
      INSTITUTIONAL CLASS .............................................                N/A             N/A
      INVESTOR CLASS ..................................................                  0          48,896
   CUSTODY FEES .......................................................             40,870           2,981
   SHAREHOLDER SERVICING FEES .........................................            510,876          37,259
   ACCOUNTING FEES ....................................................             23,513          22,880
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .........................................................                N/A           4,526
      CLASS C .........................................................                N/A           2,020
   PROFESSIONAL FEES ..................................................             14,060           8,653
   REGISTRATION FEES ..................................................              8,063          29,589
   SHAREHOLDER REPORTS ................................................             65,737           4,734
   TRUSTEES' FEES .....................................................              4,300           4,300
   OTHER FEES AND EXPENSES ............................................              5,898             933
                                                                          ----------------   -------------
TOTAL EXPENSES ........................................................          3,125,522         295,053
                                                                          ----------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................           (693,751)       (112,790)
   NET EXPENSES .......................................................          2,431,771         182,263
                                                                          ----------------   -------------
NET INVESTMENT INCOME (LOSS) ..........................................           (394,655)        127,843
                                                                          ----------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....         21,028,380         799,048
                                                                          ----------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................         21,028,380         799,048
                                                                          ----------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....         29,584,194       3,485,626
                                                                          ----------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...         29,584,194       3,485,626
                                                                          ----------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................         50,612,574       4,284,674
                                                                          ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $     50,217,919   $   4,412,517
                                                                          ================   =============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................   $              0   $         691

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          CAPITAL GROWTH FUND
                                                                  -------------------------------
                                                                           FOR THE
                                                                  SIX MONTHS ENDED        FOR THE
                                                                  JANUARY 31, 2007     YEAR ENDED
                                                                       (UNAUDITED)  JULY 31, 2006
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................   $    727,266,579  $ 302,947,158
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................         (1,061,281)    (2,032,151)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................         13,390,394     13,220,037
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS ..............................................         86,942,652    (38,226,325)
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................         99,271,765    (27,038,439)
                                                                  ----------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      ADMINISTRATOR CLASS .....................................                  0              0
      ADVISOR CLASS ...........................................                N/A            N/A
      INSTITUTIONAL CLASS .....................................                  0              0
      INVESTOR CLASS ..........................................                  0              0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS .....................................         (2,428,847)    (4,643,494)
      INSTITUTIONAL CLASS .....................................           (593,853     (2,229,475)
      INVESTOR CLASS ..........................................         (1,364,179)    (6,963,708)
                                                                  ----------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................         (4,386,879)   (13,836,677)
                                                                  ----------------  -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ........................                N/A            N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................                N/A            N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS C ....................                N/A            N/A
   COST OF SHARES REDEEMED - CLASS C ..........................                N/A            N/A
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ...............................                N/A            N/A
                                                                  ----------------  -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ............        135,244,664    614,894,724
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........          2,060,522      3,501,611
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS ........                  0              0
   COST OF SHARES REDEEMED -- ADMINISTRATOR CLASS .............       (120,144,693)  (290,012,420)
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...................         17,160,493    328,383,915
                                                                  ----------------  -------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..................                N/A            N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..............                N/A            N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ....................                N/A            N/A
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADVISOR CLASS .........................                N/A            N/A
                                                                  ----------------  -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............        143,581,547     92,107,950
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........            558,278      1,941,404
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS ........                  0              0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............        (35,996,302)   (23,317,498)
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...................        108,143,523     70,731,856
                                                                  ----------------  -------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .................         52,341,030    157,299,782
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .............          1,232,842      6,330,795
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .............                  0              0
   COST OF SHARES REDEEMED - INVESTOR CLASS ...................        (76,606,388)   (97,551,811)
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INVESTOR CLASS ........................        (23,032,516)    66,078,766
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .........................................        102,271,500    465,194,537
                                                                  ================  =============
NET INCREASE (DECREASE) IN NET ASSETS .........................        197,156,386    424,319,421
                                                                  ================  =============
ENDING NET ASSETS .............................................   $    924,422,965  $ 727,266,579
                                                                  ================  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                       DIVIDEND INCOME FUND                 GROWTH FUND
                                                                 -------------------------------  --------------------------------
                                                                          FOR THE                          FOR THE
                                                                 SIX MONTHS ENDED        FOR THE  SIX MONTHS ENDED         FOR THE
                                                                 JANUARY 31, 2007     YEAR ENDED  JANUARY 31, 2007      YEAR ENDED
                                                                      (UNAUDITED)  JULY 31, 2006       (UNAUDITED)   JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................  $    202,047,452  $ 228,756,668  $  1,280,941,277  $1,573,909,365
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................         1,698,018      3,409,755        (4,788,495)    (11,908,344)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................         3,988,812     20,109,777        63,788,625     241,242,835
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS ..............................................        16,413,776     (7,405,490)      128,343,600    (181,560,076)
                                                                 ----------------  -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................        22,100,606     16,114,042       187,343,730      47,774,415
                                                                 ----------------  -------------  ----------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      ADMINISTRATOR CLASS .....................................           (97,714)      (148,107)                0               0
      ADVISOR CLASS ...........................................               N/A            N/A                 0               0
      INSTITUTIONAL CLASS .....................................               N/A            N/A                 0               0
      INVESTOR CLASS ..........................................        (1,960,328)    (2,970,429)                0               0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS .....................................          (553,908)      (270,118)                0               0
      INSTITUTIONAL CLASS .....................................               N/A            N/A                 0               0
      INVESTOR CLASS ..........................................       (13,056,022)    (9,784,391)                0               0
                                                                 ----------------  -------------  ----------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................       (15,667,972)   (13,173,045)                0               0
                                                                 ----------------  -------------  ----------------  --------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ........................               N/A            N/A            32,299         177,832
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................               N/A            N/A                 0               0
   PROCEEDS FROM REDEMPTION FEES - CLASS C ....................               N/A            N/A                 0               0
   COST OF SHARES REDEEMED - CLASS C ..........................               N/A            N/A            (9,166)       (154,787)
                                                                 ----------------  -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ...............................               N/A            N/A            23,133          23,045
                                                                 ----------------  -------------  ----------------  --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ............         1,539,289      7,346,321         8,770,684      69,751,877
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........           332,177        379,084                 0               0
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS ........                 0              0                 0               0
   COST OF SHARES REDEEMED -- ADMINISTRATOR CLASS .............        (4,182,320)    (2,660,807)      (14,912,392)    (23,263,532)
                                                                 ----------------  -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...................        (2,310,854)     5,064,598        (6,141,708)     46,488,345
                                                                 ----------------  -------------  ----------------  --------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..................               N/A            N/A        11,235,867      28,257,642
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..............               N/A            N/A                 0               0
   COST OF SHARES REDEEMED - ADVISOR CLASS ....................               N/A            N/A       (12,530,844)    (21,574,201)
                                                                 ----------------  -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADVISOR CLASS .........................               N/A            N/A        (1,294,977)      6,683,441
                                                                 ----------------  -------------  ----------------  --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............               N/A            N/A        89,281,712      47,157,409
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........               N/A            N/A                 0               0
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS ........               N/A            N/A                 0               0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............               N/A            N/A       (71,239,175)   (188,375,399)
                                                                 ----------------  -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...................               N/A            N/A        18,042,537    (141,217,990)
                                                                 ----------------  -------------  ----------------  --------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .................        12,213,475     23,405,260        29,630,702      88,004,004
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .............        14,164,450     11,984,857                 0               0
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .............                 0              0                 0               0
   COST OF SHARES REDEEMED - INVESTOR CLASS ...................       (18,238,892)   (70,104,928)     (123,032,701)   (340,723,348)
                                                                 ----------------  -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INVESTOR CLASS ........................         8,139,033    (34,714,811)      (93,401,999)   (252,719,344)
                                                                 ----------------  -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .........................................         5,828,179    (29,650,213)      (82,773,014)   (340,742,503)
                                                                 ================  =============  ================  ==============
NET INCREASE (DECREASE) IN NET ASSETS .........................        12,260,813    (26,709,216)      104,570,716    (292,968,088)
                                                                 ================  =============  ================  ==============
ENDING NET ASSETS .............................................  $    214,308,265  $ 202,047,452  $  1,385,511,993  $1,280,941,277
                                                                 ================  =============  ================  ==============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          CAPITAL GROWTH FUND
                                                                  -------------------------------
                                                                           FOR THE
                                                                  SIX MONTHS ENDED        FOR THE
                                                                  JANUARY 31, 2007     YEAR ENDED
                                                                       (UNAUDITED)  JULY 31, 2006
---------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ......................................                N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...                N/A            N/A
   SHARES REDEEMED - CLASS C ..................................                N/A            N/A
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .......                N/A            N/A
                                                                  ----------------  -------------
   SHARES SOLD - ADMINISTRATOR CLASS ..........................          7,920,127     35,964,638
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS .....................................            116,217        203,464
   SHARES REDEEMED - ADMINISTRATOR CLASS ......................         (7,006,935)   (17,021,928)
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR
   CLASS ......................................................          1,029,409     19,146,174
                                                                  ----------------  -------------
   SHARES SOLD - ADVISOR CLASS ................................                N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR
      CLASS ...................................................                N/A            N/A
   SHARES REDEEMED - ADVISOR CLASS ............................                N/A            N/A
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR
   CLASS ......................................................                N/A            N/A
                                                                  ----------------  -------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................          7,963,260      5,438,208
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS .....................................             31,417        112,676
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................         (2,055,087)    (1,373,786)
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ........................................          5,939,590      4,177,098
                                                                  ----------------  -------------
   SHARES SOLD - INVESTOR CLASS ...............................          3,062,303      9,417,551
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR
      CLASS ...................................................             70,772        372,400
   SHARES REDEEMED - INVESTOR CLASS ...........................         (4,516,000)    (5,882,628)
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR
   CLASS ......................................................         (1,382,925)     3,907,323
                                                                  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................          5,586,074     27,230,595
                                                                  ----------------  -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $     (1,061,281)  $          0
                                                                  ================  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                        DIVIDEND INCOME FUND                   GROWTH FUND
                                                                  -------------------------------  -------------------------------
                                                                           FOR THE                          FOR THE
                                                                  SIX MONTHS ENDED        FOR THE  SIX MONTHS ENDED        FOR THE
                                                                  JANUARY 31, 2007     YEAR ENDED  JANUARY 31, 2007     YEAR ENDED
                                                                       (UNAUDITED)  JULY 31, 2006       (UNAUDITED)  JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ......................................                N/A            N/A             1,443          8,335
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...                N/A            N/A                 0              0
   SHARES REDEEMED - CLASS C ..................................                N/A            N/A              (419)        (7,347)
                                                                  ----------------  -------------  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .......                N/A            N/A             1,024            988
                                                                  ----------------  -------------  ----------------  -------------
   SHARES SOLD - ADMINISTRATOR CLASS ..........................             88,549        451,126           391,477      3,051,115
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS .....................................             19,449         23,496                 0              0
   SHARES REDEEMED - ADMINISTRATOR CLASS ......................           (246,202)      (162,432)         (659,770)    (1,037,328)
                                                                  ----------------  -------------  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR
   CLASS ......................................................           (138,204)       312,190          (268,293)     2,013,787
                                                                  ----------------  -------------  ----------------  -------------
   SHARES SOLD - ADVISOR CLASS ................................                N/A            N/A           519,717      1,330,512
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR
      CLASS ...................................................                N/A            N/A                 0              0
   SHARES REDEEMED - ADVISOR CLASS ............................                N/A            N/A          (567,259)    (1,017,458)
                                                                  ----------------  -------------  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR
   CLASS ......................................................                N/A            N/A           (47,542)       313,054
                                                                  ----------------  -------------  ----------------  -------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................                N/A            N/A         3,854,987      2,127,908
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS .....................................                N/A            N/A                 0              0
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................                N/A            N/A        (3,074,785)    (9,013,204)
                                                                  ----------------  -------------  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ........................................                N/A            N/A           780,202     (6,885,296)
                                                                  ----------------  -------------  ----------------  -------------
   SHARES SOLD - INVESTOR CLASS ...............................            693,187      1,407,476         1,338,728      4,049,977
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR
      CLASS ...................................................            817,403        733,499                 0              0
   SHARES REDEEMED - INVESTOR CLASS ...........................         (1,035,472)    (4,215,943)       (5,552,272)   (15,865,389)
                                                                  ----------------  -------------  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR
   CLASS ......................................................            475,118     (2,074,968)       (4,213,544)   (11,815,412)
                                                                  ----------------  -------------  ----------------  -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................            336,914     (1,762,778)       (3,748,153)   (16,372,879)
                                                                  ----------------  -------------  ----------------  -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $         89,764  $     449,788  $     (4,788,495) $           0
                                                                  ================  =============  ================  =============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      GROWTH AND INCOME FUND
                                                                                                 --------------------------------
                                                                                                          FOR THE
                                                                                                 SIX MONTHS ENDED         FOR THE
                                                                                                 JANUARY 31, 2007      YEAR ENDED
                                                                                                      (UNAUDITED)   JULY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................................   $    295,949,180   $ 448,213,377

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................            467,077       1,495,180
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................         13,509,676      10,885,787
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................         33,567,767     (18,312,082)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................         47,544,520      (5,931,115)
                                                                                                 ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ................................................................................                N/A             N/A
      CLASS B ................................................................................                N/A             N/A
      CLASS C ................................................................................                N/A             N/A
      ADMINISTRATOR CLASS ....................................................................               (873)       (365,423)
      ADVISOR CLASS ..........................................................................             (8,566)        (20,430)
      INSTITUTIONAL CLASS ....................................................................           (158,699)       (304,687)
      INVESTOR CLASS .........................................................................           (444,774)       (900,934)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ................................................................................                N/A             N/A
      CLASS B ................................................................................                N/A             N/A
      CLASS C ................................................................................                N/A             N/A
      ADMINISTRATOR CLASS ....................................................................                  0               0
      INSTITUTIONAL CLASS ....................................................................                  0               0
      INVESTOR CLASS .........................................................................                  0               0
                                                                                                 ----------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................           (612,912)     (1,591,474)
                                                                                                 ----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .......................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................................................                N/A             N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS A ...................................................                N/A             N/A
   COST OF SHARES REDEEMED - CLASS A .........................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....                N/A             N/A
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .......................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...................................................                N/A             N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS B ...................................................                N/A             N/A
   COST OF SHARES REDEEMED - CLASS B .........................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....                N/A             N/A
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .......................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...................................................                N/A             N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS C ...................................................                N/A             N/A
   COST OF SHARES REDEEMED - CLASS C .........................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....                N/A             N/A
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...........................................            497,173      12,739,938
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .......................................                767         365,424
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS .......................................                  0               0
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .............................................        (41,619,122)    (69,930,323)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .......................................................................        (41,121,182)    (56,824,961)
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .................................................          1,314,567       1,102,265
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .............................................              8,527          20,270
   COST OF SHARES REDEEMED - ADVISOR CLASS ...................................................         (1,558,650)     (3,175,996)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .............................................................................           (235,556)     (2,053,461)
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........................................          3,848,781       6,342,937
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......................................            158,699         304,073
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............................................         (5,388,722)     (7,215,061)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .......................................................................         (1,381,242)       (568,051)
                                                                                                 ----------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                       LARGE CAP GROWTH FUND
                                                                                                 --------------------------------
                                                                                                          FOR THE
                                                                                                 SIX MONTHS ENDED         FOR THE
                                                                                                 JANUARY 31, 2007      YEAR ENDED
                                                                                                      (UNAUDITED)   JULY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................................   $    395,580,667   $ 468,518,778

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................           (394,655)     (1,664,131)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................         21,028,380      53,267,652
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................         29,584,194     (56,602,938)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................         50,217,919      (4,999,417)
                                                                                                 ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ................................................................................                N/A             N/A
      CLASS B ................................................................................                N/A             N/A
      CLASS C ................................................................................                N/A             N/A
      ADMINISTRATOR CLASS ....................................................................                N/A             N/A
      ADVISOR CLASS ..........................................................................                N/A             N/A
      INSTITUTIONAL CLASS ....................................................................                N/A             N/A
      INVESTOR CLASS .........................................................................                  0               0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ................................................................................                N/A             N/A
      CLASS B ................................................................................                N/A             N/A
      CLASS C ................................................................................                N/A             N/A
      ADMINISTRATOR CLASS ....................................................................                N/A             N/A
      INSTITUTIONAL CLASS ....................................................................                N/A             N/A
      INVESTOR CLASS .........................................................................                  0               0
                                                                                                 ----------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................                  0               0
                                                                                                 ----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .......................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................................................                N/A             N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS A ...................................................                N/A             N/A
   COST OF SHARES REDEEMED - CLASS A .........................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....                N/A             N/A
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .......................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...................................................                N/A             N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS B ...................................................                N/A             N/A
   COST OF SHARES REDEEMED - CLASS B .........................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....                N/A             N/A
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .......................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...................................................                N/A             N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS C ...................................................                N/A             N/A
   COST OF SHARES REDEEMED - CLASS C .........................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....                N/A             N/A
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...........................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .......................................                N/A             N/A
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS .......................................                N/A             N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .............................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .......................................................................                N/A             N/A
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .............................................                N/A             N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ...................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .............................................................................                N/A             N/A
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......................................                N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .......................................................................                N/A             N/A
                                                                                                 ----------------   -------------

                                                                                                            VALUE FUND
                                                                                                 --------------------------------
                                                                                                          FOR THE
                                                                                                 SIX MONTHS ENDED         FOR THE
                                                                                                 JANUARY 31, 2007      YEAR ENDED
                                                                                                      (UNAUDITED)   JULY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................................   $     24,996,323   $  32,147,431

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................            127,843         285,903
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................            799,048       1,878,355
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................          3,485,626        (967,125)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................          4,412,517       1,197,133
                                                                                                 ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ................................................................................            (41,099)        (36,215)
      CLASS B ................................................................................             (3,571)              0
      CLASS C ................................................................................             (1,360)              0
      ADMINISTRATOR CLASS ....................................................................            (31,512)        (14,851)
      ADVISOR CLASS ..........................................................................                N/A             N/A
      INSTITUTIONAL CLASS ....................................................................                N/A             N/A
      INVESTOR CLASS .........................................................................           (233,946)       (122,495)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ................................................................................           (240,543)       (165,051)
      CLASS B ................................................................................            (77,382)        (41,160)
      CLASS C ................................................................................            (33,250)        (21,835)
      ADMINISTRATOR CLASS ....................................................................           (173,772)        (51,160)
      INSTITUTIONAL CLASS ....................................................................                N/A             N/A
      INVESTOR CLASS .........................................................................         (1,478,745)       (580,044)
                                                                                                 ----------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................         (2,315,180)     (1,032,811)
                                                                                                 ----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .......................................................            265,941       2,315,510
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................................................            276,974         135,601
   PROCEEDS FROM REDEMPTION FEES - CLASS A ...................................................              1,072               0
   COST OF SHARES REDEEMED - CLASS A .........................................................           (309,154)     (3,068,772)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....            234,833        (617,661)
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .......................................................              2,800         164,920
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...................................................             75,089          37,554
   PROCEEDS FROM REDEMPTION FEES - CLASS B ...................................................                241               0
   COST OF SHARES REDEEMED - CLASS B .........................................................           (141,057)       (395,217)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....            (62,927)       (192,743)
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .......................................................             40,283         109,874
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...................................................             29,015          17,862
   PROCEEDS FROM REDEMPTION FEES - CLASS C ...................................................                105               0
   COST OF SHARES REDEEMED - CLASS C .........................................................           (118,244)       (273,397)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....            (48,841)       (145,661)
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...........................................          1,967,092         718,302
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .......................................             62,578          10,980
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS .......................................                528               0
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .............................................         (1,314,997)       (414,239)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .......................................................................            715,201         315,043
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .............................................                N/A             N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ...................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .............................................................................                N/A             N/A
                                                                                                 ----------------   -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......................................                N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .......................................................................                N/A             N/A
                                                                                                 ----------------   -------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      GROWTH AND INCOME FUND
                                                                                                 --------------------------------
                                                                                                          FOR THE
                                                                                                 SIX MONTHS ENDED         FOR THE
                                                                                                 JANUARY 31, 2007      YEAR ENDED
                                                                                                      (UNAUDITED)   JULY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ................................................         18,552,281      20,156,896
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ............................................            432,720         879,603
   PROCEEDS FROM REDEMPTION FEE - INVESTOR CLASS .............................................                  0               0
   COST OF SHARES REDEEMED - INVESTOR CLASS ..................................................        (35,133,511)   (106,331,634)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ............................................................................        (16,148,510)    (85,295,135)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............        (58,886,490)   (144,741,608)
                                                                                                 ================   =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................        (11,954,882)   (152,264,197)
                                                                                                 ================   =============
ENDING NET ASSETS ............................................................................   $    283,994,298   $ 295,949,180
                                                                                                 ================   =============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .....................................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................                N/A             N/A
   SHARES REDEEMED - CLASS A .................................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......................................                N/A             N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - CLASS B .....................................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................                N/A             N/A
   SHARES REDEEMED - CLASS B .................................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......................................                N/A             N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - CLASS C .....................................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................                N/A             N/A
   SHARES REDEEMED - CLASS C .................................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......................................                N/A             N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - ADMINISTRATOR CLASS .........................................................             23,418         617,126
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................                 32          17,890
   SHARES REDEEMED - ADMINISTRATOR CLASS .....................................................         (2,025,541)     (3,457,937)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..........................         (2,002,091)     (2,822,921)
                                                                                                 ----------------   -------------
   SHARES SOLD - ADVISOR CLASS ...............................................................             58,414          53,427
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ............................                380             993
   SHARES REDEEMED - ADVISOR CLASS ...........................................................            (69,447)       (153,097)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ................................            (10,653)        (98,677)
                                                                                                 ----------------   -------------
   SHARES SOLD - INSTITUTIONAL CLASS .........................................................            166,686         303,219
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................              6,965          14,733
   SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................           (238,220)       (344,863)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................            (64,569)        (26,911)
                                                                                                 ----------------   -------------
   SHARES SOLD - INVESTOR CLASS ..............................................................            817,209         972,238
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...........................             19,297          42,821
   SHARES REDEEMED - INVESTOR CLASS ..........................................................         (1,554,610)     (5,126,164)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...............................           (718,104)     (4,111,105)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..............................................................................         (2,795,417)     (7,059,614)
                                                                                                 ================   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................   $        (92,158)  $      53,677
                                                                                                 ================   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                       LARGE CAP GROWTH FUND
                                                                                                 --------------------------------
                                                                                                          FOR THE
                                                                                                 SIX MONTHS ENDED         FOR THE
                                                                                                 JANUARY 31, 2007      YEAR ENDED
                                                                                                      (UNAUDITED)   JULY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ................................................         13,139,833      20,382,935
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ............................................             16,468               0
   PROCEEDS FROM REDEMPTION FEE - INVESTOR CLASS .............................................                  0               0
   COST OF SHARES REDEEMED - INVESTOR CLASS ..................................................        (50,670,417)    (88,321,629)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ............................................................................        (37,514,116)    (67,938,694)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............        (37,514,116)    (67,938,694)
                                                                                                 ================   =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................         12,703,803     (72,938,111)
                                                                                                 ================   =============
ENDING NET ASSETS ............................................................................   $    408,284,470   $ 395,580,667
                                                                                                 ================   =============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .....................................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................                N/A             N/A
   SHARES REDEEMED - CLASS A .................................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......................................                                N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - CLASS B .....................................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................                N/A             N/A
   SHARES REDEEMED - CLASS B .................................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......................................                                N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - CLASS C .....................................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................                N/A
   SHARES REDEEMED - CLASS C .................................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......................................                                N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - ADMINISTRATOR CLASS .........................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................                N/A             N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .....................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..........................                                N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - ADVISOR CLASS ...............................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ............................                N/A             N/A
   SHARES REDEEMED - ADVISOR CLASS ...........................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ................................                                N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - INSTITUTIONAL CLASS .........................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................                N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................                                N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - INVESTOR CLASS ..............................................................            527,179         830,623
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...........................                705               0
   SHARES REDEEMED - INVESTOR CLASS ..........................................................         (2,033,479)     (3,644,187)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...............................         (1,505,595)     (2,813,564)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..............................................................................         (1,505,595)     (2,813,564)
                                                                                                 ================   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................   $       (394,655)  $           0
                                                                                                 ================   =============

                                                                                                            VALUE FUND
                                                                                                 --------------------------------
                                                                                                          FOR THE
                                                                                                 SIX MONTHS ENDED         FOR THE
                                                                                                 JANUARY 31, 2007      YEAR ENDED
                                                                                                      (UNAUDITED)   JULY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ................................................         10,075,456       3,758,437
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ............................................          1,631,932         668,526
   PROCEEDS FROM REDEMPTION FEE - INVESTOR CLASS .............................................              4,811               0
   COST OF SHARES REDEEMED - INVESTOR CLASS ..................................................         (3,517,475)    (11,101,371)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ............................................................................          8,194,724      (6,674,408)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............          9,032,990      (7,315,430)
                                                                                                 ================   =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................         11,130,327      (7,151,108)
                                                                                                 ================   =============
ENDING NET ASSETS ............................................................................   $     36,126,650   $  24,996,323
                                                                                                 ================   =============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .....................................................................             12,953         124,334
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................             13,514           7,410
   SHARES REDEEMED - CLASS A .................................................................            (15,065)       (163,895)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......................................             11,402         (32,151)
                                                                                                 ----------------   -------------
   SHARES SOLD - CLASS B .....................................................................                136           8,869
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................              3,713           2,073
   SHARES REDEEMED - CLASS B .................................................................             (6,988)        (21,124)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......................................             (3,139)        (10,182)
                                                                                                 ----------------   -------------
   SHARES SOLD - CLASS C .....................................................................              2,158           5,923
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................              1,433             986
   SHARES REDEEMED - CLASS C .................................................................             (6,107)        (14,724)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......................................             (2,516)         (7,815)
                                                                                                 ----------------   -------------
   SHARES SOLD - ADMINISTRATOR CLASS .........................................................             94,873          38,874
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................              3,054             601
   SHARES REDEEMED - ADMINISTRATOR CLASS .....................................................            (63,251)        (22,164)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..........................             34,676          17,311
                                                                                                 ----------------   -------------
   SHARES SOLD - ADVISOR CLASS ...............................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ............................                N/A             N/A
   SHARES REDEEMED - ADVISOR CLASS ...........................................................                N/A             N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ................................                N/A             N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - INSTITUTIONAL CLASS .........................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................                N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................                N/A             N/A
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................                N/A             N/A
                                                                                                 ----------------   -------------
   SHARES SOLD - INVESTOR CLASS ..............................................................            486,436         199,759
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...........................             79,811          36,623
   SHARES REDEEMED - INVESTOR CLASS ..........................................................           (173,232)       (597,244)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...............................            393,015        (360,862)
                                                                                                 ----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..............................................................................            433,438        (393,699)
                                                                                                 ================   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................   $         (4,097)  $     179,548
                                                                                                 ================   =============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        NET REALIZED
                                                       BEGINNING          NET                    AND     DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT             UNREALIZED          FROM NET
                                                       VALUE PER       INCOME         GAIN (LOSS) ON        INVESTMENT
                                                           SHARE       (LOSS)            INVESTMENTS            INCOME
-----------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   16.07        (0.01)(5)               2.22              0.00
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   16.70        (0.03)(5)              (0.12)             0.00
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   15.82        (0.02)(5)               0.91              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   13.40        (0.01)                  2.43(7)           0.00
JUNE 30, 2003(8) TO DECEMBER 31, 2003 ..............   $   11.96        (0.00)(4)               1.44(9)           0.00

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   16.10         0.00(5)                2.23              0.00
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   16.71        (0.00)(4)(5)           (0.13)             0.00
APRIL 11, 2005(8) TO JULY 31, 2005(6) ..............   $   15.21        (0.00)(4)(5)            1.50              0.00

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   15.81        (0.05)(5)               2.19              0.00
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   16.52        (0.11)(5)              (0.12)             0.00
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   15.70        (0.06)(5)               0.89              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   13.36        (0.06)                  2.40              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   10.66        (0.04)                  2.75(7)          (0.01)
OCTOBER 1, 2002 TO DECEMBER 31, 2002(10) ...........   $   10.25        (0.00)(4)               0.45             (0.04)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............   $   12.17         0.31                  (1.93)            (0.27)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............   $   19.15         0.32                  (5.09)            (0.32)

DIVIDEND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   16.76         0.18                   1.71             (0.21)
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   16.53         0.36                   0.96             (0.31)
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   16.17         0.14                   0.99             (0.12)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   14.39         0.27                   1.79             (0.28)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   11.71         0.19                   2.71             (0.22)
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 ............   $   15.19         0.25                  (3.13)            (0.35)

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   16.99         0.14                   1.74             (0.17)
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   16.74         0.27                   1.00             (0.24)
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   16.38         0.10                   1.00             (0.09)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   14.57         0.22                   1.81             (0.22)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   11.85         0.16                   2.72             (0.16)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   15.19         0.15                  (3.09)            (0.15)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............   $   17.49         0.35                  (2.30)            (0.35)

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   20.03        (0.16)(5)               3.09              0.00
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   19.57        (0.32)(5)               0.78              0.00
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   19.00        (0.14)(5)               0.71              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   17.03        (0.30)(5)               2.27              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   13.21        (0.32)(5)               4.14              0.00
DECEMBER 26, 2002(8) TO DECEMBER 31, 2002 ..........   $   13.44         0.00(4)(5)            (0.23)             0.00

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   21.06        (0.04)(5)               3.25              0.00
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   20.35        (0.10)(5)               0.81              0.00
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   19.68        (0.06)(5)               0.73              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   17.38        (0.03)(5)               2.33              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   13.29        (0.08)(5)               4.17              0.00
AUGUST 30, 2002(8) TO DECEMBER 31, 2002 ............   $   13.53        (0.01)(5)              (0.23)             0.00

ADVISOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   20.45        (0.08)(5)               3.16              0.00
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   19.84        (0.16)(5)               0.77              0.00
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   19.22        (0.10)(5)               0.72              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   17.09        (0.15)(5)               2.28              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   13.14        (0.16)(5)               4.11              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   17.58        (0.17)(5)              (4.27)             0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............   $   26.96        (0.15)                 (9.16)             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   -------------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT       GROSS   EXPENSES        NET
                                                               GAINS       SHARE    INCOME (LOSS)    EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....           (0.10)    $ 18.18            (0.15)%      1.20%     (0.26)%     0.94%
AUGUST 1, 2005 TO JULY 31, 2006 ....................           (0.48)    $ 16.07            (0.19)%      1.21%     (0.27)%     0.94%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................           (0.01)    $ 16.70            (0.24)%      1.27%     (0.34)%     0.93%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00     $ 15.82            (0.08)%      1.32%     (0.38)%     0.94%
JUNE 30, 2003(8) TO DECEMBER 31, 2003 ..............            0.00     $ 13.40            (0.03)%      2.13%     (1.19)%     0.94%

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....           (0.10)    $ 18.23             0.02%       0.93%     (0.15)%     0.78%
AUGUST 1, 2005 TO JULY 31, 2006 ....................           (0.48)    $ 16.10            (0.03)%      0.94%     (0.14)%     0.80%
APRIL 11, 2005(8) TO JULY 31, 2005(6) ..............            0.00     $ 16.71            (0.10)%      0.98%     (0.18)%     0.80%

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....           (0.10)    $ 17.85            (0.63)%      1.55%     (0.13)%     1.42%
AUGUST 1, 2005 TO JULY 31, 2006 ....................           (0.48)    $ 15.81            (0.64)%      1.55%     (0.13)%     1.42%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................           (0.01)    $ 16.52            (0.71)%      1.67%     (0.23)%     1.44%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00     $ 15.70            (0.55)%      1.77%     (0.33)%     1.44%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00     $ 13.36            (0.45)%      1.75%     (0.29)%     1.46%
OCTOBER 1, 2002 TO DECEMBER 31, 2002(10) ...........            0.00     $ 10.66             0.25%       1.92%     (0.62)%     1.30%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............           (0.03)    $ 10.25             2.27%       1.67%     (0.17)%     1.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............           (1.89)    $ 12.17             2.20%       1.64%     (0.14)%     1.50%

DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....           (1.18)    $ 17.26             2.05%       1.24%     (0.28)%     0.96%
AUGUST 1, 2005 TO JULY 31, 2006 ....................           (0.78)    $ 16.76             2.01%       1.23%     (0.27)%     0.96%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................           (0.65)    $ 16.53             1.47%       1.24%     (0.28)%     0.96%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00     $ 16.17             1.75%       1.36%     (0.41)%     0.95%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00     $ 14.39             1.62%       1.40%     (0.40)%     1.00%
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 ............           (0.25)    $ 11.71             1.64%       2.10%     (1.10)%     1.00%

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....           (1.18)    $ 17.52             1.60%       1.51%     (0.14)%     1.37%
AUGUST 1, 2005 TO JULY 31, 2006 ....................           (0.78)    $ 16.99             1.57%       1.50%     (0.13)%     1.37%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................           (0.65)    $ 16.74             1.06%       1.52%     (0.13)%     1.39%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00     $ 16.38             1.40%       1.40%     (0.04)%     1.36%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00     $ 14.57             1.24%       1.40%      0.00%      1.40%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............           (0.25)    $ 11.85             1.05%       1.40%      0.00%      1.40%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............            0.00     $ 15.19             2.13%       1.10%      0.00%      1.10%

GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00     $ 22.96            (1.44)%      2.09%     (0.04)%     2.05%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00     $ 20.03            (1.52)%      2.08%     (0.03)%     2.05%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00     $ 19.57            (1.36)%      1.94%     (0.15)%     1.79%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00     $ 19.00            (1.74)%      3.35%     (0.93)%     2.42%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00     $ 17.03            (2.02)%      4.31%     (1.84)%     2.47%
DECEMBER 26, 2002(8) TO DECEMBER 31, 2002 ..........            0.00     $ 13.21             0.00%       2.34%     (0.01)%     2.33%

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00     $ 24.27            (0.34)%      1.16%     (0.20)%     0.96%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00     $ 21.06            (0.44)%      1.16%     (0.20)%     0.96%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00     $ 20.35            (0.51)%      1.20%     (0.24)%     0.96%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00     $ 19.68            (0.19)%      1.31%     (0.36)%     0.95%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00     $ 17.38            (0.52)%      1.24%     (0.27)%     0.97%
AUGUST 30, 2002(8) TO DECEMBER 31, 2002 ............            0.00     $ 13.29            (0.69)%      1.26%     (0.27)%     0.99%

ADVISOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00     $ 23.53            (0.68)%      1.34%     (0.04)%     1.30%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00     $ 20.45            (0.77)%      1.33%     (0.03)%     1.30%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00     $ 19.84            (0.93)%      1.43%     (0.04)%     1.39%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00     $ 19.22            (0.86)%      1.59%     (0.05)%     1.54%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00     $ 17.09            (1.10)%      1.57%     (0.02)%     1.55%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00     $ 13.14            (1.16)%      1.56%      0.00%      1.56%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............           (0.07)    $ 17.58            (1.03)%      1.65%      0.00%      1.65%

                                                                       PORTFOLIO       NET ASSETS AT
                                                            TOTAL       TURNOVER       END OF PERIOD
                                                        RETURN(2)        RATE(3)     (000'S OMITTED)
-----------------------------------------------------------------------------------------------------

CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        13.70%           63%      $      449,241
AUGUST 1, 2005 TO JULY 31, 2006 ....................        (1.10)%          89%      $      380,588
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         5.64%           57%      $       75,840
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        18.06%          239%      $        4,895
JUNE 30, 2003(8) TO DECEMBER 31, 2003 ..............        12.04%          229%      $        1,026

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        13.80%           63%      $      232,561
AUGUST 1, 2005 TO JULY 31, 2006 ....................        (0.98)%          89%      $      109,801
APRIL 11, 2005(8) TO JULY 31, 2005(6) ..............         9.86%           57%      $       44,171

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        13.48%           63%      $      242,621
AUGUST 1, 2005 TO JULY 31, 2006 ....................        (1.61)%          89%      $      236,878
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         5.30%           57%      $      182,934
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        17.51%          239%      $       99,455
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        25.41%          229%      $       70,748
OCTOBER 1, 2002 TO DECEMBER 31, 2002(10) ...........         4.38%           72%      $       21,375
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............       (13.69)%         311%      $       18,221
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............       (26.22)%         285%      $       33,163

DIVIDEND INCOME FUND
-----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        11.44%            2%      $        8,178
AUGUST 1, 2005 TO JULY 31, 2006 ....................         8.37%            8%      $       10,255
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         7.15%           26%      $        4,957
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        14.49%           49%      $        4,351
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        24.99%           92%      $        5,054
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 ............       (19.42)%         114%      $          559

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        11.24%            2%      $      206,130
AUGUST 1, 2005 TO JULY 31, 2006 ....................         7.93%            8%      $      191,792
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         6.85%           26%      $      223,800
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        14.04%           49%      $      122,747
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        24.50%           92%      $      140,758
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       (19.77)%         114%      $      151,165
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       (11.20)%          77%      $      234,428

GROWTH FUND
-----------------------------------------------------------------------------------------------------
CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        14.63%           58%      $          218
AUGUST 1, 2005 TO JULY 31, 2006 ....................         2.35%          123%      $          170
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         3.00%           76%      $          146
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        11.57%           92%      $          314
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        28.92%          139%      $          512
DECEMBER 26, 2002(8) TO DECEMBER 31, 2002 ..........        (1.71)%         249%      $           98

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        15.30%           58%      $      120,908
AUGUST 1, 2005 TO JULY 31, 2006 ....................         3.49%          123%      $      110,565
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         3.40%           76%      $       65,886
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        13.23%           92%      $       66,658
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        30.78%          139%      $       55,851
AUGUST 30, 2002(8) TO DECEMBER 31, 2002 ............        (1.77)%         249%      $       13,106

ADVISOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        15.06%           58%      $       17,827
AUGUST 1, 2005 TO JULY 31, 2006 ....................         3.07%          123%      $       16,468
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         3.23%           76%      $        9,762
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        12.46%           92%      $        6,357
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        30.06%          139%      $        9,294
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       (25.26)%         249%      $        9,764
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       (34.54)%         400%      $       14,292

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        NET REALIZED
                                                       BEGINNING          NET                    AND     DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT             UNREALIZED          FROM NET
                                                       VALUE PER       INCOME         GAIN (LOSS) ON        INVESTMENT
                                                           SHARE       (LOSS)            INVESTMENTS            INCOME
----------------------------------------------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   21.42        (0.03)(5)               3.31              0.00
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   20.68        (0.07)(5)               0.81              0.00
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   19.99        (0.05)(5)               0.74              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   17.65        (0.03)(5)               2.37              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   13.48        (0.07)(5)               4.24              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   17.91        (0.08)(5)              (4.35)             0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............   $   27.17        (0.02)                 (9.17)             0.00

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   20.55        (0.09)(5)               3.16              0.00
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   19.96        (0.20)(5)               0.79              0.00
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   19.35        (0.11)(5)               0.72              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   17.19        (0.13)(5)               2.29              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   13.21        (0.16)(5)               4.14              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   17.68        (0.18)(5)              (4.29)             0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............   $   27.05        (0.15)                 (9.15)             0.00

GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   20.27         0.29(5)                3.59             (0.04)(12)
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   20.67         0.14(5)               (0.39)            (0.15)
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   21.17         0.09(5)               (0.51)            (0.08)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   19.52         0.19                   1.63             (0.17)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   15.75         0.11(5)                3.79             (0.13)
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 ............   $   20.28         0.11                  (4.46)            (0.18)

ADVISOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   20.31         0.04(5)                3.82             (0.06)
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   20.70         0.10(5)               (0.38)            (0.11)
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   21.21         0.05(5)               (0.51)            (0.05)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   19.57         0.08                   1.65             (0.09)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   15.77         0.05(5)                3.80             (0.05)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   20.20         0.04                  (4.41)            (0.06)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............   $   25.32        (0.04)                 (5.08)             0.00

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   20.51         0.10(5)                3.86             (0.12)
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   20.91         0.20(5)               (0.39)            (0.21)
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   21.41         0.12(5)               (0.50)            (0.12)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   19.72         0.26                   1.62             (0.19)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   15.92         0.16(5)                3.83             (0.19)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   20.49         0.15                  (4.49)            (0.23)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............   $   25.46         0.08                  (5.05)             0.00

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   20.42         0.03(5)                3.84             (0.04)
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   20.82         0.06(5)               (0.39)            (0.07)
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   21.33         0.04(5)               (0.50)            (0.05)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   19.68         0.09                   1.66             (0.10)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   15.85         0.04(5)                3.83             (0.04)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   20.28         0.02                  (4.45)            (0.00)(4)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............   $   25.37        (0.02)                 (5.07)             0.00

LARGE CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....   $   23.18        (0.03)                  3.09              0.00
AUGUST 1, 2005 TO JULY 31, 2006 ....................   $   23.57        (0.10)                 (0.29)             0.00
JANUARY 1, 2005 TO JULY 31, 2005(6) ................   $   22.75        (0.07)                  0.89              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   20.94        (0.07)                  1.88              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   16.51        (0.10)                  4.53              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   23.55        (0.08)                 (6.96)             0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............   $   34.77        (0.02)                (11.20)            (0.00)(4)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   -------------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                               GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00   $   24.70            (0.23)%     0.89%     (0.06)%      0.83%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00   $   21.42            (0.33)%     0.88%     (0.03)%      0.85%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   20.68            (0.47)%     0.96%     (0.04)%      0.92%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   19.99            (0.17)%     0.93%     (0.04)%      0.89%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   17.65            (0.45)%     0.92%     (0.02)%      0.90%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   13.48            (0.51)%     0.92%      0.00%       0.92%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............           (0.07)  $   17.91            (0.32)%     0.91%     (0.01)%      0.90%

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00   $   23.62            (0.85)%     1.51%     (0.04)%      1.47%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00   $   20.55            (0.95)%     1.50%     (0.03)%      1.47%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   19.96            (1.03)%     1.52%     (0.04)%      1.48%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   19.35            (0.77)%     1.52%     (0.04)%      1.48%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   17.19            (1.08)%     1.54%     (0.01)%      1.53%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   13.21            (1.18)%     1.59%     (0.01)%      1.58%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............           (0.07)  $   17.68            (0.71)%     1.37%      0.00%       1.37%

GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00   $   24.11             2.66%      1.18%     (0.25)%      0.93%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00   $   20.27             0.66%      1.22%     (0.26)%      0.96%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   20.67             0.75%      1.15%     (0.19)%      0.96%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   21.17             0.77%      1.09%     (0.15)%      0.94%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   19.52             0.65%      1.06%     (0.08)%      0.98%
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 ............            0.00   $   15.75             0.68%      1.07%     (0.09)%      0.98%

ADVISOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00   $   24.11             0.40%      1.36%     (0.22)%      1.14%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00   $   20.31             0.47%      1.35%     (0.21)%      1.14%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   20.70             0.42%      1.39%     (0.14)%      1.25%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   21.21             0.36%      1.44%     (0.06)%      1.38%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   19.57             0.29%      1.35%     (0.01)%      1.34%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   15.77             0.24%      1.27%     (0.01)%      1.26%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............            0.00   $   20.20            (0.28)%     1.53%      0.00%       1.53%

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00   $   24.35             0.87%      0.96%     (0.30)%      0.66%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00   $   20.51             0.96%      0.95%     (0.29)%      0.66%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   20.91             1.04%      0.77%     (0.17)%      0.60%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   21.41             0.93%      0.76%     (0.05)%      0.71%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   19.72             0.95%      0.69%     (0.01)%      0.68%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   15.92             0.87%      0.66%     (0.01)%      0.65%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............            0.00   $   20.49             0.58%      0.65%     (0.01)%      0.64%

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00   $   24.25             0.22%      1.53%     (0.22)%      1.31%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00   $   20.42             0.30%      1.52%     (0.21)%      1.31%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   20.82             0.33%      1.47%     (0.14)%      1.33%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   21.33             0.40%      1.40%     (0.05)%      1.35%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   19.68             0.25%      1.40%     (0.02)%      1.38%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   15.85             0.08%      1.43%     (0.01)%      1.42%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............            0.00   $   20.28            (0.09)%     1.30%      0.00%       1.30%

LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....            0.00   $   26.24            (0.19)%     1.53%     (0.34)%      1.19%
AUGUST 1, 2005 TO JULY 31, 2006 ....................            0.00   $   23.18            (0.37)%     1.51%     (0.32)%      1.19%
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   23.57            (0.50)%     1.40%     (0.18)%      1.22%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   22.75            (0.30)%     1.24%     (0.04)%      1.20%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   20.94            (0.48)%     1.27%     (0.02)%      1.25%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   16.51            (0.37)%     1.24%     (0.01)%      1.23%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............            0.00   $   23.55            (0.09)%     1.11%      0.00%       1.11%

                                                                       PORTFOLIO       NET ASSETS AT
                                                            TOTAL       TURNOVER       END OF PERIOD
                                                        RETURN(2)        RATE(3)     (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        15.31%            58%     $      226,316
AUGUST 1, 2005 TO JULY 31, 2006 ....................         3.58%           123%     $      179,549
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         3.45%            76%     $      315,764
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        13.26%            92%     $      294,892
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        30.93%           139%     $      311,312
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       (24.73)%          249%     $      195,054
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       (33.84)%          400%     $       72,846

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        15.00%            58%     $    1,020,244
AUGUST 1, 2005 TO JULY 31, 2006 ....................         2.96%           123%     $      974,189
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         3.15%            76%     $    1,182,352
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        12.57%            92%     $    1,146,002
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        30.13%           139%     $    1,365,946
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       (25.28)%          249%     $    1,256,292
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       (34.39)%          400%     $    2,021,795

GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        19.12%            19%     $          571
AUGUST 1, 2005 TO JULY 31, 2006 ....................        (1.22)%           16%     $       41,066
JANUARY 1, 2005 TO JULY 31, 2005(6) ................        (1.96)%           74%     $      100,221
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............         9.35%           136%     $       19,836
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        24.90%           199%     $       29,557
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 ............       (21.47)%          188%     $       19,280

ADVISOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        19.04%            19%     $        3,196
AUGUST 1, 2005 TO JULY 31, 2006 ....................        (1.36)%           16%     $        2,908
JANUARY 1, 2005 TO JULY 31, 2005(6) ................        (2.14)%           74%     $        5,007
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............         8.85%           136%     $        6,068
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        24.42%           199%     $        8,631
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       (21.67)%          188%     $       10,347
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       (20.22)%          172%     $       13,823

INSTITUTIONAL CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        19.33%            19%     $       32,896
AUGUST 1, 2005 TO JULY 31, 2006 ....................        (0.90)%           16%     $       29,025
JANUARY 1, 2005 TO JULY 31, 2005(6) ................        (1.76)%           74%     $       30,157
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............         9.59%           136%     $       36,879
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        25.26%           199%     $       83,589
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............        21.22%           188%     $       67,014
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............        19.52%           172%     $       46,577

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        18.98%            19%     $      247,331
AUGUST 1, 2005 TO JULY 31, 2006 ....................        (1.58)%           16%     $      222,951
JANUARY 1, 2005 TO JULY 31, 2005(6) ................        (2.16)%           74%     $      312,828
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............         8.88%           136%     $      465,228
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        24.44%           199%     $      633,211
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       (21.83)%          188%     $      582,081
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       (20.06)%          172%     $      886,066

LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------
INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .....        13.20%            53%     $      408,284
AUGUST 1, 2005 TO JULY 31, 2006 ....................        (1.65)%           98%     $      395,581
JANUARY 1, 2005 TO JULY 31, 2005(6) ................         3.60%            50%     $      468,519
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............         8.64%            89%     $      518,431
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............        26.83%           253%     $      644,131
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       (29.89)%          443%     $      588,894
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       (32.27)%          469%     $      976,336

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                           BEGINNING          NET               AND    DISTRIBUTIONS
                                                           NET ASSET   INVESTMENT        UNREALIZED         FROM NET
                                                           VALUE PER       INCOME    GAIN (LOSS) ON       INVESTMENT
                                                               SHARE       (LOSS)       INVESTMENTS           INCOME
---------------------------------------------------------------------------------------------------------------------
VALUE FUND
---------------------------------------------------------------------------------------------------------------------
CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........   $   19.10         0.09(5)           3.09            (0.21)
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................   $   18.90         0.20              0.67            (0.12)
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................   $   17.73         0.09              1.49(9)         (0.08)
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................   $   17.06         0.01              0.66             0.00

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........   $   18.91         0.02(5)           3.04            (0.06)
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................   $   18.73         0.06              0.67             0.00
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................   $   17.65         0.01              1.45(7)         (0.05)
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................   $   17.06        (0.01)             0.60             0.00

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........   $   18.92         0.02(5)           3.05            (0.05)
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................   $   18.75         0.06              0.66             0.00
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................   $   17.66         0.02              1.45(7)         (0.05)
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................   $   17.06         0.00              0.60             0.00

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........   $   19.09         0.12(5)           3.08            (0.24)
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................   $   18.87         0.25              0.68            (0.16)
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................   $   17.71         0.15              1.45(9)         (0.11)
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................   $   17.06         0.03              0.62             0.00

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........   $   19.06         0.09(5)           3.08            (0.20)
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................   $   18.85         0.21              0.66            (0.11)
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................   $   17.70         0.12              1.45(9)         (0.09)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................   $   15.97         0.07              1.72            (0.05)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................   $   12.94         0.09              3.05            (0.10)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................   $   13.63         0.09             (0.69)           (0.09)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................   $   15.33         0.13             (0.39)           (0.14)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                             FROM NET   NET ASSET   ------------------------------------------------
                                                             REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                                GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        (1.33)  $   20.74             0.89%      1.83%     (0.63)%     1.20%
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................        (0.55)  $   19.10             1.01%      2.04%     (0.84)%     1.20%
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................        (0.33)  $   18.90             0.66%      1.65%     (0.45)%     1.20%
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................         0.00   $   17.73             0.34%      2.03%     (0.83)%     1.20%

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        (1.33)  $   20.58             0.16%      2.59%     (0.64)%     1.95%
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................        (0.55)  $   18.91             0.28%      2.80%     (0.85)%     1.95%
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................        (0.33)  $   18.73            (0.10)%     2.40%     (0.45)%     1.95%
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................         0.00   $   17.65            (0.49)%     2.78%     (0.83)%     1.95%

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        (1.33)  $   20.61             0.16%      2.59%     (0.64)%     1.95%
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................        (0.55)  $   18.92             0.29%      2.80%     (0.85)%     1.95%
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................        (0.33)  $   18.75            (0.13)%     2.39%     (0.44)%     1.95%
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................         0.00   $   17.66            (0.33)%     2.86%     (0.91)%     1.95%

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        (1.33)  $   20.72             1.15%      1.65%     (0.70)%     0.95%
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................        (0.55)  $   19.09             1.35%      1.89%     (0.94)%     0.95%
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................        (0.33)  $   18.87             1.09%      1.36%     (0.41)%     0.95%
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................         0.00   $   17.71             0.77%      1.80%     (0.85)%     0.95%

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        (1.33)  $   20.70             0.87%      2.00%     (0.80)%     1.20%
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................        (0.55)  $   19.06             1.05%      2.16%     (0.96)%     1.20%
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................        (0.33)  $   18.85             0.84%      1.62%     (0.42)%     1.20%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................         0.00   $   17.70             0.39%      1.51%     (0.29)%     1.22%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................        (0.01)  $   15.97             0.65%      1.76%     (0.51)%     1.25%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................         0.00   $   12.94             0.66%      2.63%     (1.44)%     1.19%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................        (1.30)  $   13.63             0.94%      1.00%      0.00%      1.00%

                                                                        PORTFOLIO     NET ASSETS AT
                                                                TOTAL    TURNOVER     END OF PERIOD
                                                            RETURN(2)     RATE(3)   (000'S OMITTED)
----------------------------------------------------------------------------------------------------
VALUE FUND
----------------------------------------------------------------------------------------------------
CLASS A
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        16.83%         13%  $         4,022
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................         4.77%         33%  $         3,487
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................         9.00%         32%  $         4,057
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................         3.93%         25%  $         1,438

CLASS B
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        16.31%         13%  $         1,161
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................         4.03%         33%  $         1,126
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................         8.37%         32%  $         1,306
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................         3.46%         25%  $           395

CLASS C
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        16.38%         13%  $           547
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................         3.97%         33%  $           549
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................         8.41%         32%  $           691
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................         3.52%         25%  $           174

ADMINISTRATOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        16.92%         13%  $         2,853
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................         5.10%         33%  $         1,967
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................         9.12%         32%  $         1,617
JULY 26, 2004(8) TO OCTOBER 31, 2004 ...................         3.81%         25%  $         1,201

INVESTOR CLASS
AUGUST 1, 2006 TO JANUARY 31, 2007 (UNAUDITED) .........        16.78%         13%  $        27,544
AUGUST 1, 2005 TO JULY 31, 2006(11) ....................         4.81%         33%  $        17,868
NOVEMBER 1, 2004 TO JULY 31, 2005(11) ..................         8.95%         32%  $        24,476
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................        11.19%         25%  $        19,913
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................        24.42%         31%  $         9,147
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................        (4.45)%        32%  $         4,799
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................        (1.96)%        16%  $         2,623

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   Amount calculated is less than $0.005.

(5)   Calculated based upon average shares outstanding.

(6)   In 2005, the Fund changed its fiscal year end from December 31 to July 31.

(7)   Includes redemption fee of $0.01.

(8)   Commencement of operations.

(9)   Includes redemption fee of $0.02.

(10) In 2002, the Fund changed its fiscal year-end from September 30 to December 31.

(11)  In 2005, the Fund changed its fiscal year-end from October 31 to July 31.

(12) The Administrator class had a small income distribution compared to net investment income due to significant shareholder activity. Distribution per share amounts are determined using a different methodology than that used for calculating Net Investment Income (Loss) ratios.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at January 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund and Value Fund. Each Fund in this report is a diversified series of the Trust.

      On February 3, 2004, the Board of Trustees of the Trust and on February 18, 2004, the Boards of Trustees of The Advisors' Inner Circle Fund approved an Agreement and Plan of Reorganization of the Cooke & Bieler Portfolios (C&B Portfolios) into certain of the Funds. Effective at the close of business on July 23, 2004, the Wells Fargo C&B Tax-Managed Value Fund acquired all of the net assets of the C&B Tax-Managed Value Portfolio.

      Effective April 11, 2005 the Wells Fargo C&B Tax-Managed Value Fund changed its name to Wells Fargo Advantage C&B Tax-Managed Value Fund. Also at this time, the Institutional Class of the C&B Tax-Managed Value Fund changed its name to Administrator Class.

      Effective December 1, 2005, the Wells Fargo Advantage C&B Tax-Managed Value Fund changed its name to Wells Fargo Advantage Value Fund. Also at this time, Class D of the Wells Fargo Advantage Value Fund changed its name to Investor Class.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                 Before Reorganization          After Reorganization
                                         ------------------------------------   ---------------------
                                                     Target Funds                  Acquiring Fund
                                            STRONG           STRONG LARGE       WELLS FARGO ADVANTAGE
Fund                                     ENDEAVOR FUND   COMPANY GROWTH FUND*    CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------------
   CLASS K(1)                                     N/A             727,721                     N/A
-----------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                            N/A                 N/A                 727,721
-----------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                            N/A                 N/A                     New
-----------------------------------------------------------------------------------------------------
   INVESTOR CLASS                           1,733,529           8,690,855               9,863,351
-----------------------------------------------------------------------------------------------------
Net Assets:
-----------------------------------------------------------------------------------------------------
   CLASS K(1)                                     N/A        $ 11,069,451                     N/A
-----------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                            N/A                 N/A           $  11,069,451
-----------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                            N/A                 N/A                     New
-----------------------------------------------------------------------------------------------------
   INVESTOR CLASS                         $17,672,409         130,992,523             148,664,932
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)    $ 1,928,352        $  9,526,106           $  11,454,458
-----------------------------------------------------------------------------------------------------
Accumulated net realized losses           $(1,374,426)       $ (1,215,735)          $  (2,590,161)

* Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Class K of Strong Large Company Growth Fund merged into Administrator Class of Wells Fargo Advantage Capital Growth Fund.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Before Reorganization                After Reorganization
                                         ---------------------------------------------   --------------------
                                                        Target Funds                        Acquiring Fund
                                                                                              WELLS FARGO
                                         STRONG DOW 30      STRONG     STRONG DIVIDEND    ADVANTAGE DIVIDEND
Fund                                      VALUE FUND     ENERGY FUND     INCOME FUND*         INCOME FUND
-------------------------------------------------------------------------------------------------------------
Shares:
-------------------------------------------------------------------------------------------------------------
   CLASS K(2)                                      N/A           N/A          286,445                 N/A
-------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                             N/A           N/A              N/A             286,445
-------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                            4,704,772     1,532,397        8,235,704          13,539,523
-------------------------------------------------------------------------------------------------------------
Net Assets:
-------------------------------------------------------------------------------------------------------------
   CLASS K(2)                                      N/A           N/A    $   4,588,568                 N/A
-------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                             N/A           N/A              N/A        $  4,588,568
-------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                        $  59,913,489   $26,154,607      133,645,472         219,713,568
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)   $   9,468,337   $ 6,143,950    $  25,479,707        $ 41,091,994
-------------------------------------------------------------------------------------------------------------
Accumulated net realized losses          $ (12,707,218)  $  (939,498)   $  (1,189,161)       $(14,835,877)

* Designates the accounting survivor.

(2) Effective at the close of business on April 8, 2005, Class K of Strong Dividend Income Fund merged into Administrator Class of Wells Fargo Advantage Dividend Income Fund.

                                              Before Reorganization        After Reorganization
                                         -------------------------------   ---------------------
                                                  Target Funds                Acquiring Fund
                                             STRONG           STRONG            WELLS FARGO
Fund                                     GROWTH 20 FUND    GROWTH FUND*    ADVANTAGE GROWTH FUND
------------------------------------------------------------------------------------------------
Shares:
------------------------------------------------------------------------------------------------
   CLASS C                                          N/A            8,913                8,913
------------------------------------------------------------------------------------------------
   CLASS K(3)                                       N/A        3,148,440                  N/A
------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                              N/A              N/A            3,148,440
------------------------------------------------------------------------------------------------
   ADVISOR CLASS                                276,560          304,662              521,601
------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                              N/A       15,437,417           15,437,417
------------------------------------------------------------------------------------------------
   INVESTOR CLASS                             9,119,381       55,831,771           62,900,684
------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------
   CLASS C                                          N/A   $      161,112      $       161,112
------------------------------------------------------------------------------------------------
   CLASS K(3)                                       N/A       58,984,412                  N/A
------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                              N/A              N/A           58,984,412
------------------------------------------------------------------------------------------------
   ADVISOR CLASS                         $    3,965,045        5,568,405            9,533,450
------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                              N/A      293,773,318          293,773,318
------------------------------------------------------------------------------------------------
   INVESTOR CLASS                           130,085,630    1,027,443,947        1,157,529,577
------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)   $   26,139,087   $  203,437,808      $   229,576,895
------------------------------------------------------------------------------------------------
Accumulated net realized losses          $ (345,354,611)  $ (589,297,736)     $  (934,652,347)


* Designates the accounting survivor.

(3) Effective at the close of business on April 8, 2005, Class K of Strong Growth Fund merged into Administrator Class of Wells Fargo Advantage Growth Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                 Before Reorganization           After Reorganization
                                         ------------------------------------   ----------------------
                                                     Target Funds                   Acquiring Fund
                                         STRONG LARGE CAP   STRONG GROWTH AND   WELLS FARGO ADVANTAGE
Fund                                         CORE FUND         INCOME FUND*     GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------
Shares:
------------------------------------------------------------------------------------------------------
   CLASS K(4)                                     N/A               885,134                   N/A
------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                            N/A                   N/A               885,134
------------------------------------------------------------------------------------------------------
   ADVISOR CLASS                                  N/A               261,334               261,334
------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                            N/A             1,176,605             1,176,605
------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                             407,243            20,545,788            20,757,917
------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------
   CLASS K(4)                                     N/A         $  17,963,974                   N/A
------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                            N/A                   N/A          $ 17,963,974
------------------------------------------------------------------------------------------------------
   ADVISOR CLASS                                  N/A             5,313,912             5,313,912
------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                            N/A            24,153,285            24,153,285
------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                          $4,337,752           420,133,930           424,471,682
------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)     $  180,136         $  18,045,997          $ 18,226,133
------------------------------------------------------------------------------------------------------
Accumulated net realized losses            $ (441,738)        $ (74,137,179)         $(74,578,917)

* Designates the accounting survivor.

(4) Effective at the close of business on April 8, 2005, Class K of Strong Growth and Income Fund merged into Administrator Class of Wells Fargo Advantage Growth and Income Fund.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund"), by share class, acquired substantially all of the net assets of the following Target Fund ("Target Fund"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code. A summary of shares outstanding and net assets immediately before and after the reorganization is not required to be presented for the following acquisition due to shell merger.

                       Acquiring Fund                                          Target Fund
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND - INVESTOR CLASS    STRONG LARGE CAP GROWTH FUND INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Dividend Income Fund and the Growth and Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at January 31, 2007.

      At July 31, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                     Year                          Capital Loss
Fund                               Expires                        Carryforwards
-------------------------------------------------------------------------------
CAPITAL GROWTH FUND                  2009                         $     311,344
-------------------------------------------------------------------------------
DIVIDEND INCOME FUND                 2009                             6,046,864
                                     2010                               604,271
-------------------------------------------------------------------------------
GROWTH FUND                          2008                            40,345,357
                                     2009                           306,086,300
-------------------------------------------------------------------------------
GROWTH AND INCOME FUND               2009                            54,626,817
                                     2010                               441,738
-------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                2008                           192,611,987
                                     2010                           203,828,512
-------------------------------------------------------------------------------

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at January 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                Advisory Fees                                         Subadvisory Fees*
                            Average Daily       (% of Average                      Average Daily       (% of Average
Fund                          Net Assets      Daily Net Assets)     Subadviser       Net Assets       Daily Net Assets)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND      First $500 million         0.750         Wells Capital  First $100 million         0.350
                          Next $500 million         0.700           Management    Next $100 million         0.300
                            Next $2 billion         0.650         Incorporated    Next $300 million         0.200
                            Next $2 billion         0.625                         Over $500 million         0.150
                            Over $5 billion         0.600
-----------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                Advisory Fees                                            Subadvisory Fees
                            Average Daily       (% of Average                         Average Daily        (% of Average
Fund                          Net Assets      Daily Net Assets)    Subadviser           Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------------------------------------------------
DIVIDEND INCOME FUND     First $500 million         0.750         Wells Capital     First $100 million         0.350
                          Next $500 million         0.700          Management        Next $100 million         0.300
                            Next $2 billion         0.650         Incorporated       Next $300 million         0.200
                            Next $2 billion         0.625                            Over $500 million         0.150
                            Over $5 billion         0.600
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND              First $500 million         0.750         Wells Capital     First $100 million         0.350
                          Next $500 million         0.700          Management        Next $100 million         0.300
                            Next $2 billion         0.650         Incorporated       Next $300 million         0.200
                            Next $2 billion         0.625                            Over $500 million         0.150
                            Over $5 billion         0.600
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND   First $500 million         0.750         Matrix Asset       First $50 million         0.200
                          Next $500 million         0.700           Advisors          Over $50 million         0.160
                            Next $2 billion         0.650         Incorporated
                            Next $2 billion         0.625
                            Over $5 billion         0.600
--------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND    First $500 million         0.750         Wells Capital     First $100 million         0.350
                          Next $500 million         0.700          Management        Next $100 million         0.300
                            Next $2 billion         0.650         Incorporated       Next $300 million         0.200
                            Next $2 billion         0.625                            Over $500 million         0.150
                            Over $5 billion         0.600
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND               First $500 million         0.750       Cooke & Bieler LP   First $250 million         0.450
                          Next $500 million         0.700                            Next $250 million         0.400
                            Next $2 billion         0.650                            Next $250 million         0.350
                            Next $2 billion         0.625                            Over $750 million         0.300
                            Over $5 billion         0.600
--------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Administration Fees
                                      Average Daily            (% of Average
                                        Net Assets            Daily Net Assets)
-------------------------------------------------------------------------------
Fund level                           First $5 billion               0.05
                                      Next $5 billion               0.04
                                     Over $10 billion               0.03
-------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C            All asset levels               0.28
-------------------------------------------------------------------------------
ADMINISTRATOR CLASS                  All asset levels               0.10
-------------------------------------------------------------------------------
ADVISOR CLASS(1)                     All asset levels               0.28
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS                  All asset levels               0.08
-------------------------------------------------------------------------------
INVESTOR CLASS(1)(2)(3)(4)           All asset levels               0.45

(1) The class-level administration fee is 0.23% and 0.40% for the Advisor Class and Investor Class shares, respectively, of the Growth and Income Fund.

(2) The class-level administration fee is 0.37% for the Investor Class shares of the Dividend Income Fund.

(3) The class-level administration fee is 0.40% for the Investor Class shares of the Large Cap Growth Fund.

(4) The class-level administration fee is 0.28% for the Investor Class shares of the Value Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 % of Average
                                                               Daily Net Assets
-------------------------------------------------------------------------------
ALL LARGE CAP STOCK FUNDS                                            0.02
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                 % of Average
Share Class                                                    Daily Net Assets
-------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, ADMINISTRATOR CLASS,
ADVISOR CLASS AND INVESTOR CLASS                                     0.25
-------------------------------------------------------------------------------

      For the reporting period ended January 31, 2007, for the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, and Value Fund, shareholder servicing fees paid were as follows:

Fund                      Class A   Class B   Class C   Administrator Class   Advisor Class   Investor Class
------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND          N/A       N/A      N/A          $528,021                N/A       $   300,902
------------------------------------------------------------------------------------------------------------
DIVIDEND INCOME FUND         N/A       N/A      N/A            10,292                N/A           251,644
------------------------------------------------------------------------------------------------------------
GROWTH FUND                  N/A       N/A     $234           146,135            $23,409         1,262,553
------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND       N/A       N/A      N/A             5,413              3,893           300,404
------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND        N/A       N/A      N/A               N/A                N/A           510,876
------------------------------------------------------------------------------------------------------------
VALUE FUND                $4,785    $1,509      673             3,128                N/A            27,164

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended January 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the period were as follows:

                                                     Net Operating Expense Ratios
                                                     ----------------------------
Fund                      Class A   Class B   Class C   Administrator   Advisor  Institutional   Investor
---------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND         N/A       N/A       N/A         0.94%         N/A        0.75%*       1.42%
---------------------------------------------------------------------------------------------------------
DIVIDEND INCOME FUND        N/A       N/A       N/A         0.96%         N/A         N/A         1.37%
---------------------------------------------------------------------------------------------------------
GROWTH FUND                 N/A       N/A      2.05%        0.96%        1.30%       0.80%**      1.47%
---------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND      N/A       N/A       N/A         0.96%        1.14%       0.66%        1.31%
---------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND       N/A       N/A       N/A          N/A          N/A         N/A         1.19%
---------------------------------------------------------------------------------------------------------
VALUE FUND                 1.20%     1.95%     1.95%        0.95%         N/A         N/A         1.20%

* Effective December 1, 2006, the expense cap for Capital Growth Fund - Institutional class changed from 0.80% to 0.75%. The blended expense cap as of January 31, 2007 is 0.78%.

** Effective December 1, 2006, the expense cap for Growth Fund - Institutional class changed from 0.85% to 0.80%. The blended expense cap as of January 31, 2007 is 0.83%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended January 31, 2007, were as follows:

Fund                       Purchases at Cost       Sales Proceeds
-----------------------------------------------------------------
CAPITAL GROWTH FUND         $  579,597,289         $  483,019,956
-----------------------------------------------------------------
DIVIDEND INCOME FUND             3,817,166             11,769,495
-----------------------------------------------------------------
GROWTH FUND                    758,019,040            783,673,760
-----------------------------------------------------------------
GROWTH AND INCOME FUND          51,675,542            117,990,554
-----------------------------------------------------------------
LARGE CAP GROWTH FUND          210,757,336            245,454,430
-----------------------------------------------------------------
VALUE FUND                       9,163,840              3,743,198

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      For the period ended January 31, 2007, there were no borrowings by the Large Cap Stock Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlement, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of January 31, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **     PAST FIVE YEARS                     OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987      Wake Forest University,             None
64                                                 Calloway School of Business
                                                   and Accountancy - The
                                                   Thomas Goho Chair of Finance
                                                   since January 2006. Associate
                                                   Professor of Finance from
                                                   1999-2005
--------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998      Chairman, CEO and Co-               None
64                        (Chairman since 2001)    Founder of Crystal Geyser
                          (Lead Trustee since      Water Company and President
                          2001)                    of Crystal Geyser Roxane
                                                   Water Company.
--------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987      Retired. Prior thereto, President   None
73                                                 of Richard M. Leach Associates
                                                   (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006      Professor of Insurance and Risk     None
53                                                 Management, Wharton School,
                                                   University of Pennsylvania.
                                                   Director of the Boettner Center
                                                   on Pensions and Retirement
                                                   Research. Research Associate
                                                   and Board Member, Penn Aging
                                                   Research Center. Research
                                                   Associate, National Bureau of
                                                   Economic Research.
--------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996      Senior Counselor to the public      None
55                                                 relations firm of Himle-Horner
                                                   and Senior Fellow at the
                                                   Humphrey Institute, Minneapolis,
                                                   Minnesota (a public policy
                                                   organization).

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **     PAST FIVE YEARS                     OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996      Principal of the law firm of        None
66                                                 Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

--------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **     PAST FIVE YEARS                     OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987      Private Investor/Real Estate        None
62                                                 Developer. Prior thereto,
                                                   Chairman of Whitepoint
                                                   Capital, LLC until 2004.
--------------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003    Executive Vice President of         None
47                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo
                                                   Funds Management, LLC since
                                                   2003. Senior Vice President
                                                   and Chief Administrative
                                                   Officer of Wells Fargo
                                                   Funds Management, LLC from
                                                   2001 to 2003.
--------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000;   Senior Vice President and           None
46                        Chief Legal Counsel      Secretary of Wells Fargo Funds
                          since 2003               Management, LLC since 2001.
                                                   Vice President and Managing
                                                   Senior Counsel of Wells Fargo
                                                   Bank, N.A. since 1996.
--------------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006    Vice President of Financial         None
33                                                 Operations for Wells Fargo
                                                   Funds Management, LLC since
                                                   2006. From 2001 to 2006,
                                                   Vice President of Wells Fargo
                                                   Bank, N.A. and Vice President
                                                   of Wells Fargo Bank, N.A.
                                                   Auto Finance Group. Vice
                                                   President of Portfolio Risk
                                                   Management for Wells Fargo
                                                   Bank, N.A. Auto Finance
                                                   Group from 2004 to 2006.
--------------------------------------------------------------------------------------------------------------
Dorothy A. Peters              Chief Compliance    Chief Compliance Officer of         None
45                             Officer, since 2004 Wells Fargo Funds Management,
                                                   LLC since 2004. Chief
                                                   Compliance Officer for Wells
                                                   Fargo Funds Management, LLC
                                                   from 1997 to 2002. In 2002,
                                                   Ms. Peters left Wells Fargo
                                                   Funds Management, LLC to
                                                   pursue personal goals.

--------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of January 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     --Association of Bay Area Governments
ADR      --American Depositary Receipt
AMBAC    --American Municipal Bond Assurance Corporation
AMT      --Alternative Minimum Tax
ARM      --Adjustable Rate Mortgages
BART     --Bay Area Rapid Transit
CDA      --Community Development Authority
CDO      --Collateralized Debt Obligation
CDSC     --Contingent Deferred Sales Charge
CGIC     --Capital Guaranty Insurance Company
CGY      --Capital Guaranty Corporation
COP      --Certificate of Participation
CP       --Commercial Paper
CTF      --Common Trust Fund
DW&P     --Department of Water & Power
DWR      --Department of Water Resources
ECFA     --Educational & Cultural Facilities Authority
EDFA     --Economic Development Finance Authority
ETET     --Eagle Tax-Exempt Trust
FFCB     --Federal Farm Credit Bank
FGIC     --Financial Guaranty Insurance Corporation
FHA      --Federal Housing Authority
FHAG     --Federal Housing Agency
FHLB     --Federal Home Loan Bank
FHLMC    --Federal Home Loan Mortgage Corporation
FNMA     --Federal National Mortgage Association
GDR      --Global Depositary Receipt
GNMA     --Government National Mortgage Association
GO       --General Obligation
HCFR     --Healthcare Facilities Revenue
HEFA     --Health & Educational Facilities Authority
HEFAR    --Higher Education Facilities Authority Revenue
HFA      --Housing Finance Authority
HFFA     --Health Facilities Financing Authority
IDA      --Industrial Development Authority
IDAG     --Industrial Development Agency
IDR      --Industrial Development Revenue
LIBOR    --London Interbank Offered Rate
LLC      --Limited Liability Corporation
LOC      --Letter of Credit
LP       --Limited Partnership
MBIA     --Municipal Bond Insurance Association
MFHR     --Multi-Family Housing Revenue
MTN      --Medium Term Note
MUD      --Municipal Utility District
PCFA     --Pollution Control Finance Authority
PCR      --Pollution Control Revenue
PFA      --Public Finance Authority
PFFA     --Public Facilities Financing Authority
plc      --Public Limited Company
PSFG     --Public School Fund Guaranty
R&D      --Research & Development
RDA      --Redevelopment Authority
RDFA     --Redevelopment Finance Authority
REITS    --Real Estate Investment Trusts
SFHR     --Single Family Housing Revenue
SFMR     --Single Family Mortgage Revenue
SLMA     --Student Loan Marketing Association
TBA      --To Be Announced
TRAN     --Tax Revenue Anticipation Notes
USD      --Unified School District
XLCA     --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]

WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          102819 03-07
Funds Management, LLC.                                       SLCNLD/SAR121 01-07
All rights reserved.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                                        Wells Fargo Funds Trust


                                                        By: /s/ Karla M. Rabusch
                                                            --------------------
                                                            Karla M. Rabusch
                                                            President

                                                        Date: March 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.





                                                        By: /s/ Karla M. Rabusch
                                                            --------------------
                                                            Karla M. Rabusch
                                                            President

                                                        Date: March 20, 2007




                                                        By: /s/ A. Erdem Cimen
                                                            --------------------
                                                            A. Erdem Cimen
                                                            Treasurer

                                                        Date: March 20, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

       d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: March 20, 2007

By: /s/ Karla M. Rabusch
    -----------------------
    Karla M. Rabusch
    President
    Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

       d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: March 20, 2007

By: /s/ A. Erdem Cimen
    -----------------------
    A. Erdem Cimen
    Treasurer
    Wells Fargo Funds Trust



                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended January 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.




                                                   Date: March 20, 2007

                                                   By: /s/ Karla M. Rabusch
                                                       -------------------------
                                                       Karla M. Rabusch
                                                       President
                                                       Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended January 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



                                                     Date: March 20, 2007

                                                     By: /s/ A. Erdem Cimen
                                                         -----------------------
                                                         A. Erdem Cimen
                                                         Treasurer
                                                         Wells Fargo Funds Trust


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